UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.2%

CASINOS & GAMING - 0.3%
75,000	*	Penn National Gaming, Inc	$3,683,250

		TOTAL CASINOS & GAMING	3,683,250

DIVERSIFIED REITS - 4.1%
350,000		iShares Dow Jones US Real Estate Index Fund	22,652,000
500,000		NRDC Acquisition Corp	6,430,000
290,000		Vornado Realty Trust	23,223,200

		TOTAL DIVERSIFIED REITS	52,305,200

HOTELS, RESORTS & CRUISE LINES - 1.0%
220,000		Starwood Hotels & Resorts Worldwide, Inc	12,619,200

		TOTAL HOTELS, RESORTS & CRUISE LINES	12,619,200

INDUSTRIAL REITS - 6.6%
1,685,000		AMB Property Corp	61,485,650
240,000		EastGroup Properties, Inc	12,914,400
325,000	*	First Industrial Realty Trust, Inc	4,576,000
2,000,000		Global Logistic Properties	4,625,425

		TOTAL INDUSTRIAL REITS	83,601,475

OFFICE REITS - 8.7%
500,000		Boston Properties, Inc	52,905,000
300,000		Digital Realty Trust, Inc	20,367,000
80,000		Kilroy Realty Corp	3,789,600
696,000		Mission West Properties, Inc	6,340,560
360,000		SL Green Realty Corp	27,594,000

		TOTAL OFFICE REITS	110,996,160

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,b,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE OPERATING COMPANIES - 1.6%
3,817,056	a	Thomas Properties Group, Inc	20,650,273

		TOTAL REAL ESTATE OPERATING COMPANIES	20,650,273

RESIDENTIAL REITS - 19.4%
650,000		American Campus Communities, Inc	29,984,500
250,000		Apartment Investment & Management Co (Class A)	6,765,000
445,000		AvalonBay Communities, Inc	60,337,550
125,000		BRE Properties, Inc (Class A)	6,353,750
350,000		Camden Property Trust	23,873,500
250,000		Education Realty Trust, Inc	2,660,000

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

270,000		Equity Lifestyle Properties, Inc	$18,168,300
830,000		Equity Residential	47,036,100
130,000		Essex Property Trust, Inc	19,064,500
120,000		Home Properties, Inc	7,357,200
500,000		Post Properties, Inc	24,975,000

		TOTAL RESIDENTIAL REITS	246,575,400

RETAIL REITS - 25.9%
1,100,000		DDR Corp	17,226,000
350,000		Equity One, Inc	7,353,500
300,000		Federal Realty Investment Trust	31,206,000
2,000,000		General Growth Properties, Inc	39,700,000
210,000		Macerich Co	12,243,000
300,000		Realty Income Corp	12,063,000
260,000		Regency Centers Corp	12,251,200
1,000,000		Simon Property Group, Inc	158,090,000
220,000		Tanger Factory Outlet Centers, Inc	7,524,000
400,000		Taubman Centers, Inc	31,488,000

		TOTAL RETAIL REITS	329,144,700

SPECIALIZED REITS - 29.6%
790,000		American Tower Corp	61,043,300
700,000		CubeSmart	10,199,000
110,000		Entertainment Properties Trust	5,072,100
400,000		Extra Space Storage, Inc	14,556,000
1,150,000		HCP, Inc	51,957,000
960,000		Health Care REIT, Inc	58,838,400
1,300,000		Host Marriott Corp	20,371,000
250,000		Plum Creek Timber Co, Inc	11,092,500
425,000		Public Storage, Inc	61,608,000
150,000		Rayonier, Inc	7,774,500
1,400,000	*	Strategic Hotels & Resorts, Inc	8,960,000
550,000	*	Sunstone Hotel Investors, Inc	5,890,500
520,000		Ventas, Inc	33,654,400
850,000		Weyerhaeuser Co	23,647,000

		TOTAL SPECIALIZED REITS	374,663,700

		TOTAL COMMON STOCKS	1,234,239,358

		(Cost $1,054,107,324)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%
TREASURY DEBT - 1.7%
$22,000,000	United States Treasury Bill	0.014%	01/17/13	21,999,853

				21,999,853

	TOTAL SHORT-TERM INVESTMENTS			21,999,853

	(Cost $21,999,853)

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 98.9%	$1,256,239,211
	(Cost $1,076,107,177)
	OTHER ASSETS & LIABILITIES, NET - 1.1%	14,442,110

	NET ASSETS - 100.0%	$1,270,681,321

	Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated Holding.
b	In bankruptcy.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities amounted to $0 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 95.7%

CORPORATE BONDS - 47.7%

AUTOMOBILES & COMPONENTS - 0.1%
$1,868,000		Delphi Corp	5.875%	05/15/19	$2,003,430
468,000		Ford Motor Co	7.450	07/16/31	594,360
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	793,738

		TOTAL AUTOMOBILES & COMPONENTS			3,391,528

BANKS - 5.4%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,234,754
950,000	g	Akbank TAS	3.875	10/24/17	976,904
250,000	g	Banco Bradesco S.A.	4.500	01/12/17	266,250
845,000	g	Banco de Bogota S.A.	5.000	01/15/17	910,487
2,840,000	g	Banco de Credito del Peru	5.375	09/16/20	3,145,300
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,013,928
7,000,000	g	Banco del Estado de Chile	2.000	11/09/17	6,988,345
600,000	g	Banco del Estado de Chile	3.875	02/08/22	636,797
1,055,000		Banco do Brasil S.A.	3.875	01/23/17	1,102,475
1,500,000	g	Banco do Brasil S.A.	5.875	01/26/22	1,653,750
845,000		Banco do Brasil S.A.	3.875	10/10/22	851,337
900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	915,750
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,888,425
1,600,000		Bancolombia S.A.	5.125	09/11/22	1,664,000
2,350,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	2,361,045
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,080,548
1,320,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	1,409,100
2,475,000	g	Caixa Economica Federal	2.375	11/06/17	2,456,438
730,000		Capital One Capital V	8.875	05/15/40	730,000
1,500,000		Citigroup, Inc	2.250	08/07/15	1,536,192
665,000		Citigroup, Inc	6.000	12/13/13	696,829
1,615,000		Citigroup, Inc	5.000	09/15/14	1,699,122
7,000,000		Citigroup, Inc	4.450	01/10/17	7,754,600
225,000		Citigroup, Inc	6.125	05/15/18	269,642
370,000		Citigroup, Inc	5.375	08/09/20	436,026
8,625,000		Citigroup, Inc	4.500	01/14/22	9,622,947
1,950,000		Citigroup, Inc	5.875	01/30/42	2,406,583
735,000	g	Depfa ACS Bank	5.125	03/16/37	573,810
600,000		Deutsche Bank AG	3.875	08/18/14	629,814
935,000		Discover Bank	7.000	04/15/20	1,160,986
2,325,000	g	HSBC Bank plc	3.100	05/24/16	2,458,153
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,469,106
225,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	224,573
1,700,000		HSBC Holdings plc	4.000	03/30/22	1,861,272
675,000		HSBC Holdings plc	6.500	09/15/37	842,528

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Hutchison Whampoa International 11 Ltd	4.625%	01/13/22	$2,230,884
1,335,000	g	ICICI Bank Ltd	5.500	03/25/15	1,411,341
1,500,000	g	ICICI Bank Ltd	4.750	11/25/16	1,572,341
895,000		JPMorgan Chase & Co	5.125	09/15/14	951,872
2,150,000		JPMorgan Chase & Co	1.100	10/15/15	2,149,933
925,000		JPMorgan Chase & Co	5.500	10/15/40	1,130,771
4,500,000		JPMorgan Chase & Co	5.400	01/06/42	5,422,968
3,150,000	g	Korea Exchange Bank	3.125	06/26/17	3,278,945
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	483,607
4,525,000	g	Mizuho Corporate Bank Ltd	1.550	10/17/17	4,529,539
2,950,000	g	PKO Finance AB	4.630	09/26/22	3,104,875
700,000		PNC Bank NA	2.700	11/01/22	700,222
1,675,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	1,684,752
1,255,000		PNC Funding Corp	5.125	02/08/20	1,492,604
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,129,337
2,570,000	g	State Bank of India	4.125	08/01/17	2,646,586
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	589,819
310,000		Toronto-Dominion Bank	2.500	07/14/16	326,135
925,000	g	Turkiye Is Bankasi	6.000	10/24/22	974,719
1,750,000		Union Bank NA	2.125	06/16/17	1,799,530
945,000		Union Bank of California NA	5.950	05/11/16	1,076,396
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,634,844
2,500,000		US Bancorp	1.650	05/15/17	2,547,250
950,000		US Bancorp	2.950	07/15/22	959,715
1,490,000		Wachovia Bank NA	5.850	02/01/37	1,848,659
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,730,115
2,575,000		Wells Fargo & Co	2.100	05/08/17	2,662,220
2,000,000		Wells Fargo & Co	1.500	01/16/18	2,003,280
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,265,480

		TOTAL BANKS			123,266,555

CAPITAL GOODS - 1.4%
675,000	g	Alpek S.A. de C.V.	4.500	11/20/22	703,688
2,250,000		Caterpillar Financial Services Corp	0.700	11/06/15	2,244,254
2,850,000		Caterpillar Financial Services Corp	1.250	11/06/17	2,847,854
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,164,953
1,000,000	g	Cemex Finance LLC	9.375	10/12/22	1,125,000
1,250,000		Deere & Co	2.600	06/08/22	1,265,751
375,000		Harsco Corp	5.125	09/15/13	383,887
468,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	508,950
1,291,000	g	Myriad International Holding BV	6.375	07/28/17	1,455,602
5,100,000	g	Schneider Electric S.A.	2.950	09/27/22	5,140,290
2,000,000		Seagate HDD Cayman	7.750	12/15/18	2,197,500
1,468,000	g	Sealed Air Corp	8.125	09/15/19	1,651,500
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,677,190
2,146,000		Tomkins LLC	9.000	10/01/18	2,403,520
1,950,000	g	Turlock Corp	1.500	11/02/17	1,953,984
675,000	g	Turlock Corp	4.000	11/02/32	694,245
1,975,000		United Technologies Corp	1.800	06/01/17	2,032,982
1,050,000		United Technologies Corp	4.500	06/01/42	1,166,719

		TOTAL CAPITAL GOODS			32,617,869

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
$1,450,000		eBay, Inc	0.700%	07/15/15	$1,455,427
2,200,000		eBay, Inc	1.350	07/15/17	2,225,621
745,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	795,435
1,495,000		Republic Services, Inc	3.800	05/15/18	1,643,581
2,400,000		Republic Services, Inc	3.550	06/01/22	2,502,278
845,000		Republic Services, Inc	6.200	03/01/40	1,060,458
1,500,000		Waste Management, Inc	2.600	09/01/16	1,571,354
1,585,000		Waste Management, Inc	6.125	11/30/39	2,006,602

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,260,756

CONSUMER DURABLES & APPAREL - 0.3%
725,000	g	Grupo Aval Ltd	5.250	02/01/17	775,750
2,870,000		Hanesbrands, Inc	6.375	12/15/20	3,157,000
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,872,487

		TOTAL CONSUMER DURABLES & APPAREL			5,805,237

CONSUMER SERVICES - 0.7%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	975,375
1,350,000		DineEquity, Inc	9.500	10/30/18	1,533,938
2,000,000		GlaxoSmithKline Capital plc	1.500	05/08/17	2,029,078
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,916,700
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,416,907
1,900,000	g	Transnet Ltd	4.500	02/10/16	2,019,985
1,325,000	g	Transnet SOC Ltd	4.000	07/26/22	1,333,281
1,000,000		Walt Disney Co	0.450	12/01/15	995,074
2,800,000		Walt Disney Co	1.125	02/15/17	2,802,128

		TOTAL CONSUMER SERVICES			15,022,466

DIVERSIFIED FINANCIALS - 9.1%
750,000		Abbey National Treasury Services plc	4.000	04/27/16	793,033
2,350,000	g	Ajecorp BV	6.500	05/14/22	2,538,000
1,500,000		American Express Centurion Bank	0.875	11/13/15	1,498,897
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,813,471
1,575,000	g	American Express Co	2.650	12/02/22	1,568,728
2,975,000		American Express Credit Corp	1.750	06/12/15	3,037,308
1,000,000		American Express Credit Corp	2.800	09/19/16	1,058,045
2,325,000	g	Bangkok Bank PCL	2.750	03/27/18	2,351,472
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,637,443
2,710,000		Bank of America Corp	4.875	01/15/13	2,713,637
4,775,000		Bank of America Corp	1.500	10/09/15	4,799,414
1,690,000		Bank of America Corp	5.300	03/15/17	1,900,760
5,750,000		Bank of America Corp	3.875	03/22/17	6,235,996
1,125,000		Bank of America Corp	6.000	09/01/17	1,317,392
1,160,000		Bank of America Corp	5.750	12/01/17	1,352,090
5,375,000		Bank of America Corp	5.700	01/24/22	6,463,701
2,150,000		Bank of America Corp	5.875	02/07/42	2,682,316
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,263,421
2,950,000		Bank of New York Mellon Corp	2.300	07/28/16	3,083,499
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,237,555
580,000		Bank of New York Mellon Corp	5.450	05/15/19	693,073
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	2,071,875

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,300,000	g	BBVA Bancomer S.A.	6.750%	09/30/22	$2,587,500
1,925,000		Berkshire Hathaway, Inc	1.900	01/31/17	1,989,915
1,125,000		BlackRock, Inc	3.500	12/10/14	1,188,129
1,400,000		BlackRock, Inc	4.250	05/24/21	1,579,199
1,175,000		BlackRock, Inc	3.375	06/01/22	1,247,944
890,000		Capital One Bank USA NA	8.800	07/15/19	1,205,146
600,000		Capital One Financial Corp	3.150	07/15/16	637,012
4,600,000		Capital One Financial Corp	4.750	07/15/21	5,304,545
1,050,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	1,128,000
1,750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,883,217
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	384,013
1,500,000		Credit Suisse	5.000	05/15/13	1,524,695
1,420,000		Credit Suisse	5.500	05/01/14	1,510,870
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,714,066
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,568,563
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	934,773
525,000		Ford Motor Credit Co LLC	4.250	09/20/22	555,127
465,000		General Electric Capital Corp	2.800	01/08/13	465,132
3,865,000		General Electric Capital Corp	1.875	09/16/13	3,903,117
1,450,000		General Electric Capital Corp	2.300	04/27/17	1,503,477
15,000,000		General Electric Capital Corp	1.600	11/20/17	15,009,735
7,775,000		General Electric Capital Corp	4.650	10/17/21	8,871,555
810,000		General Electric Capital Corp	6.875	01/10/39	1,101,032
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,127,338
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	148,073
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	379,665
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,840,382
3,875,000		HSBC Finance Corp	4.750	07/15/13	3,955,871
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	472,805
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	645,249
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	422,404
575,000	g	International Lease Finance Corp	6.500	09/01/14	613,812
4,850,000		International Lease Finance Corp	5.875	08/15/22	5,137,178
400,000		Jefferies Group, Inc	6.250	01/15/36	414,000
3,725,000		John Deere Capital Corp	0.875	04/17/15	3,741,379
1,250,000		John Deere Capital Corp	0.950	06/29/15	1,256,932
2,000,000		John Deere Capital Corp	1.400	03/15/17	2,019,118
7,550,000		John Deere Capital Corp	2.750	03/15/22	7,694,137
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,316,359
1,000,000	g	Lukoil International Finance BV	6.125	11/09/20	1,156,250
802,000		MBNA Corp	6.125	03/01/13	808,741
1,235,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,240,361
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,837,866
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,416,408
3,000,000		Morgan Stanley	2.875	01/24/14	3,050,412
2,000,000		Morgan Stanley	6.375	07/24/42	2,344,610
445,000		NASDAQ OMX Group, Inc	5.550	01/15/20	484,754
1,065,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,091,759
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	835,193
3,550,000	g	NongHyup Bank	2.250	09/19/17	3,547,419
1,850,000		Northern Trust Corp	4.625	05/01/14	1,949,558
1,385,000	g	Odebrecht Finance Ltd	5.125	06/26/22	1,502,725

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000	g	Odebrecht Finance Ltd	7.125%	06/26/42	$1,044,000
2,830,000	g	Reliance Holdings USA	4.500	10/19/20	2,963,197
8,000,000		Royal Bank of Canada	1.200	09/19/17	8,019,200
1,900,000		Sasol Financing International plc	4.500	11/14/22	1,909,500
1,500,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	1,642,500
2,050,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	2,342,125
925,000		State Street Corp	4.300	05/30/14	974,923
4,700,000	g	Temasek Financial I Ltd	2.375	01/23/23	4,629,058
10,625,000		Toyota Motor Credit Corp	0.875	07/17/15	10,668,765
1,250,000		Toyota Motor Credit Corp	2.050	01/12/17	1,292,824
1,400,000	g	UBS AG.	1.875	01/23/15	1,434,062
400,000		Waha Aerospace BV	3.925	07/28/20	433,500
740,000	g	Waha Aerospace BV	3.925	07/28/20	801,975

		TOTAL DIVERSIFIED FINANCIALS			205,514,275

ENERGY - 5.2%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,467,692
365,000		Anadarko Petroleum Corp	6.950	06/15/19	461,293
625,000		Anadarko Petroleum Corp	6.450	09/15/36	782,979
625,000		Apache Corp	1.750	04/15/17	641,789
1,320,000		Apache Corp	4.750	04/15/43	1,436,961
400,000		Baker Hughes, Inc	3.200	08/15/21	426,442
1,715,000		Bill Barrett Corp	7.625	10/01/19	1,809,325
5,400,000		BP Capital Markets plc	3.200	03/11/16	5,760,304
3,500,000		BP Capital Markets plc	1.846	05/05/17	3,577,959
3,500,000		Chevron Corp	2.355	12/05/22	3,505,743
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,686,300
1,500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,605,000
1,050,000	g	CNOOC Finance 2012 Ltd	3.875	05/02/22	1,115,812
450,000	g	CNOOC Finance 2012 Ltd	5.000	05/02/42	522,624
1,400,000		ConocoPhillips	4.600	01/15/15	1,512,974
1,140,000		ConocoPhillips	6.500	02/01/39	1,616,678
2,875,000		Devon Energy Corp	1.875	05/15/17	2,930,855
1,400,000		Devon Energy Corp	3.250	05/15/22	1,461,167
500,000		Devon Energy Corp	5.600	07/15/41	593,924
725,000		Devon Energy Corp	4.750	05/15/42	775,615
1,138,232		Dolphin Energy Ltd	5.888	06/15/19	1,283,356
550,000	g	Dolphin Energy Ltd	5.500	12/15/21	641,437
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,138,272
855,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	916,238
480,000		Enbridge Energy Partners LP	5.200	03/15/20	541,408
335,000		Enterprise Products Operating LLC	5.600	10/15/14	362,656
170,000		Enterprise Products Operating LLC	5.000	03/01/15	183,924
575,000		Enterprise Products Operating LLC	4.050	02/15/22	635,584
615,000		Enterprise Products Operating LLC	6.125	10/15/39	742,977
705,000		Enterprise Products Operating LLC	5.950	02/01/41	851,125
300,000		Enterprise Products Operating LLC	5.700	02/15/42	351,348
1,500,000		Enterprise Products Operating LLC	4.450	02/15/43	1,518,761
810,000		EOG Resources, Inc	4.100	02/01/21	923,574
1,600,000	g	Gazprom Neft OAO	4.375	09/19/22	1,636,000
1,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,556,938
465,000		Hess Corp	8.125	02/15/19	611,990

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,295,000		Hess Corp	5.600%	02/15/41	$1,531,568
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,277,411
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,320,000
400,000		Newfield Exploration Co	5.625	07/01/24	432,000
500,000		Noble Holding International Ltd	3.450	08/01/15	526,888
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,484,650
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,894,162
1,800,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	1,811,250
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	426,138
400,000		Pemex Project Funding Master Trust	6.625	06/15/35	508,000
250,000		Pemex Project Funding Master Trust	6.625	06/15/38	316,875
1,775,000	g	Pertamina Persero PT	4.875	05/03/22	1,939,188
1,800,000	g	Pertamina Persero PT	6.000	05/03/42	2,031,750
1,500,000	g	Pertamina PT	5.250	05/23/21	1,672,500
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,730,205
1,800,000		Petrobras International Finance Co	3.500	02/06/17	1,887,745
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,511,382
1,048,000		Petrobras International Finance Co	6.875	01/20/40	1,331,343
925,000		Petroleos Mexicanos	4.875	03/15/15	996,688
170,000		Petroleos Mexicanos	8.000	05/03/19	222,275
925,000		Petroleos Mexicanos	6.000	03/05/20	1,105,375
735,000		Petroleos Mexicanos	5.500	01/21/21	858,847
1,000,000		Petroleos Mexicanos	4.875	01/24/22	1,128,500
1,175,000		Petroleos Mexicanos	5.500	06/27/44	1,292,500
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,747,635
1,425,000	g	Petronas Capital Ltd	5.250	08/12/19	1,691,307
1,400,000	g	Phillips 66	1.950	03/05/15	1,428,470
1,200,000	g	Phillips 66	4.300	04/01/22	1,340,903
1,825,000		Plains All American Pipeline LP	2.850	01/31/23	1,808,157
625,000		Precision Drilling Corp	6.500	12/15/21	665,625
675,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	780,461
957,000		Ras Laffan Liquefied Natural Gas Co Ltd	5.298	09/30/20	1,074,233
1,600,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	1,624,000
2,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	2,035,000
1,870,000	g	SandRidge Energy, Inc	8.000	06/01/18	1,982,200
1,325,000	g	Schlumberger Investment S.A.	2.400	08/01/22	1,313,666
4,500,000		Southwestern Energy Co	7.500	02/01/18	5,514,552
415,000		Statoil ASA	2.900	10/15/14	431,887
675,000		Statoil ASA	1.200	01/17/18	675,125
1,700,000		Statoil ASA	2.450	01/17/23	1,696,019
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,015,500
150,000		TransCanada Pipelines Ltd	4.000	06/15/13	152,418
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,326,556
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	833,290
235,000		Vale Overseas Ltd	5.625	09/15/19	267,197
6,950,000		Vale Overseas Ltd	4.375	01/11/22	7,419,174
480,000		Vale Overseas Ltd	6.875	11/21/36	594,998
515,000		Valero Energy Corp	4.500	02/01/15	550,857
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,616,250

		TOTAL ENERGY			118,409,744

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.5%
$500,000		CVS Caremark Corp	3.250%	05/18/15	$530,086
2,314,000		CVS Caremark Corp	5.750	06/01/17	2,766,551
4,750,000		CVS Caremark Corp	4.125	05/15/21	5,357,663
3,000,000		CVS Caremark Corp	2.750	12/01/22	3,011,163
190,000		Kroger Co	5.000	04/15/13	192,427

		TOTAL FOOD & STAPLES RETAILING			11,857,890

FOOD, BEVERAGE & TOBACCO - 1.4%
1,300,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,280,500
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,647,748
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,526,325
5,090,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	5,121,863
1,400,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	1,406,472
1,025,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	1,130,063
1,000,000		Coca-Cola Co	0.750	03/13/15	1,007,617
1,500,000		Diageo Capital plc	1.500	05/11/17	1,521,210
650,000		General Mills, Inc	5.200	03/17/15	713,884
1,000,000		General Mills, Inc	3.150	12/15/21	1,045,289
2,380,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	2,600,895
850,000	g	Heineken NV	4.000	10/01/42	822,086
1,250,000		HJ Heinz Co	1.500	03/01/17	1,267,414
505,000		Kraft Foods, Inc	6.125	02/01/18	614,469
1,450,000		Kraft Foods, Inc	5.375	02/10/20	1,750,529
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,423,952
105,000		PepsiAmericas, Inc	4.375	02/15/14	109,403
78,000		PepsiCo, Inc	7.900	11/01/18	105,257
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	559,787
565,000		Philip Morris International, Inc	4.875	05/16/13	574,149
1,110,000		Philip Morris International, Inc	6.875	03/17/14	1,195,201
200,000		Philip Morris International, Inc	6.375	05/16/38	272,344
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,519,000

		TOTAL FOOD, BEVERAGE & TOBACCO			31,215,457

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
600,000		Becton Dickinson and Co	1.750	11/08/16	617,720
630,000		Boston Scientific Corp	4.500	01/15/15	669,655
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,520,298
750,000		Covidien International Finance S.A.	3.200	06/15/22	785,173
3,821,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,088,470
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,073,750
1,130,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,262,775
3,600,000		HCA, Inc	6.500	02/15/20	4,050,000
1,403,000		HCA, Inc	7.875	02/15/20	1,560,838
925,000		McKesson Corp	0.950	12/04/15	926,301
572,000		McKesson Corp	3.250	03/01/16	613,129
675,000		McKesson Corp	2.700	12/15/22	675,222
395,000		Medtronic, Inc	4.750	09/15/15	437,698
605,000		Quest Diagnostics, Inc	6.400	07/01/17	712,719

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			18,993,748

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,967,002
800,000		Ecolab, Inc	1.450	12/08/17	796,366

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,763,368

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 2.5%
$565,000		ACE INA Holdings, Inc	5.875%	06/15/14	$606,756
750,000		Aetna, Inc	1.500	11/15/17	751,516
310,000		Aetna, Inc	6.500	09/15/18	385,428
285,000		Aetna, Inc	6.625	06/15/36	383,607
775,000		Allstate Corp	7.450	05/16/19	1,016,312
875,000		American Financial Group, Inc	9.875	06/15/19	1,135,961
2,850,000		American International Group, Inc	3.650	01/15/14	2,926,223
500,000		Chubb Corp	6.000	05/11/37	652,452
235,000		CIGNA Corp	5.125	06/15/20	268,181
2,000,000		CIGNA Corp	4.500	03/15/21	2,240,338
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,188,772
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,420,123
1,275,000		Lincoln National Corp	7.000	06/15/40	1,659,470
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	178,283
1,125,000		Metlife, Inc	6.750	06/01/16	1,332,389
1,655,000		Metlife, Inc	5.700	06/15/35	2,020,672
7,500,000		Metlife, Inc	4.125	08/13/42	7,501,005
450,000		Principal Financial Group, Inc	1.850	11/15/17	452,381
1,125,000	g	Principal Life Global Funding I	5.125	10/15/13	1,165,955
1,500,000		Progressive Corp	3.750	08/23/21	1,649,000
750,000		Prudential Financial, Inc	3.875	01/14/15	793,529
630,000		Prudential Financial, Inc	7.375	06/15/19	800,016
950,000		Prudential Financial, Inc	6.200	11/15/40	1,149,123
5,750,000	i	Prudential Financial, Inc	5.625	06/15/43	5,958,725
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,411,290
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	525,399
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,312,986
615,000		Travelers Cos, Inc	5.800	05/15/18	744,989
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,454,743
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,101,720
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,369,214
270,000		Unum Group	5.625	09/15/20	308,497
500,000		WellPoint, Inc	5.875	06/15/17	593,442
3,000,000		WellPoint, Inc	3.125	05/15/22	3,031,335
435,000		WellPoint, Inc	5.850	01/15/36	513,522
1,500,000		WellPoint, Inc	4.625	05/15/42	1,549,224
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,573,174
410,000		WR Berkley Corp	5.375	09/15/20	458,656

		TOTAL INSURANCE			55,584,408

MATERIALS - 2.6%
170,000		Airgas, Inc	4.500	09/15/14	179,407
2,300,000		Airgas, Inc	2.900	11/15/22	2,271,542
1,410,000	g	Anglo American Capital plc	2.150	09/27/13	1,419,998
1,050,000	g	Anglo American Capital plc	2.625	04/03/17	1,069,265
1,800,000	g	Anglo American Capital plc	2.625	09/27/17	1,836,947
310,000		ArcelorMittal	4.250	08/05/15	313,123
750,000		ArcelorMittal	5.000	02/25/17	757,046

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$468,000		Ball Corp	6.750%	09/15/20	$515,970
1,750,000		Barrick Gold Corp	3.850	04/01/22	1,852,421
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	2,028,780
3,375,000	g	Braskem Finance Ltd	5.375	05/02/22	3,493,125
2,000,000		CF Industries, Inc	6.875	05/01/18	2,443,226
1,000,000		Clorox Co	3.800	11/15/21	1,088,998
800,000		Corning, Inc	1.450	11/15/17	803,147
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,594,951
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,797,891
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	657,220
4,025,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	4,097,241
468,000		Crown Americas LLC	6.250	02/01/21	513,045
335,000		Eastman Chemical Co	5.500	11/15/19	391,226
2,500,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	2,494,760
468,000		Graphic Packaging International, Inc	9.500	06/15/17	505,440
6,000,000		International Paper Co	4.750	02/15/22	6,789,216
530,000		International Paper Co	7.300	11/15/39	718,447
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,105,000
1,750,000		LyondellBasell Industries NV	6.000	11/15/21	2,051,875
1,500,000		Newmont Mining Corp	3.500	03/15/22	1,547,046
2,000,000		Praxair, Inc	2.450	02/15/22	2,010,178
2,050,000		Precision Castparts Corp	2.500	01/15/23	2,063,136
400,000		Precision Castparts Corp	3.900	01/15/43	410,354
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	518,714
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,644,178
1,305,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,476,632
875,000		Teck Resources Ltd	2.500	02/01/18	893,206
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,974,432
275,000		Teck Resources Ltd	6.000	08/15/40	311,256
1,500,000		Teck Resources Ltd	5.400	02/01/43	1,586,963

		TOTAL MATERIALS			58,225,402

MEDIA - 3.0%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,215,000
1,125,000		CBS Corp	1.950	07/01/17	1,146,135
3,960,000		CCO Holdings LLC	6.625	01/31/22	4,326,300
44,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	44,694
2,500,000		Comcast Corp	4.650	07/15/42	2,635,157
1,150,000		DIRECTV Holdings LLC	2.400	03/15/17	1,177,965
2,375,000		DIRECTV Holdings LLC	3.800	03/15/22	2,450,181
1,633,000		DIRECTV Holdings LLC	5.150	03/15/42	1,651,670
1,200,000		Discovery Communications LLC	3.300	05/15/22	1,232,540
1,000,000		Discovery Communications LLC	4.950	05/15/42	1,068,798
1,770,000		DISH DBS Corp	4.625	07/15/17	1,845,225
2,000,000	g	DISH DBS Corp	5.000	03/15/23	2,000,000
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,075,000
4,650,000		Lamar Media Corp	9.750	04/01/14	5,091,750
2,000,000		Lamar Media Corp	7.875	04/15/18	2,210,000
10,375,000		NBC Universal Media LLC	2.875	01/15/23	10,419,146
695,000		News America, Inc	7.250	05/18/18	874,956
4,500,000	g	News America, Inc	3.000	09/15/22	4,520,255
110,000		News America, Inc	7.625	11/30/28	141,787

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$85,000		News America, Inc	6.550%	03/15/33	$102,308
730,000		News America, Inc	6.650	11/15/37	943,301
600,000		News America, Inc	6.900	08/15/39	785,561
965,000		Nielsen Finance LLC	7.750	10/15/18	1,078,388
1,000,000	g	Nielsen Finance LLC	4.500	10/01/20	995,000
990,000		Time Warner Cable, Inc	8.750	02/14/19	1,335,668
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	2,761,279
1,700,000		Time Warner Cable, Inc	4.500	09/15/42	1,657,920
960,000		Time Warner, Inc	3.150	07/15/15	1,015,195
4,000,000		Time Warner, Inc	4.700	01/15/21	4,553,804
565,000		Time Warner, Inc	6.500	11/15/36	706,730
525,000		Time Warner, Inc	4.900	06/15/42	563,192
2,450,000		Viacom, Inc	1.250	02/27/15	2,473,919
1,585,000		Viacom, Inc	2.500	12/15/16	1,652,637

		TOTAL MEDIA			66,751,461

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
3,500,000	g	AbbVie, Inc	1.200	11/06/15	3,523,384
2,775,000	g	AbbVie, Inc	1.750	11/06/17	2,805,184
200,000	g	AbbVie, Inc	2.900	11/06/22	203,676
4,500,000		Amgen, Inc	3.625	05/15/22	4,835,907
6,405,000	g	Aristotle Holding, Inc	2.100	02/12/15	6,524,485
1,775,000	g	Aristotle Holding, Inc	3.900	02/15/22	1,913,897
2,000,000	g	CFR International S.p.A	5.125	12/06/22	2,073,572
1,904,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	2,030,140
480,000		Life Technologies Corp	3.500	01/15/16	505,203
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,758,105
875,000		Merck & Co, Inc	3.600	09/15/42	863,318
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,160,259
1,350,000		NBTY, Inc	9.000	10/01/18	1,525,500
2,180,000		Novartis Capital Corp	2.900	04/24/15	2,291,740
575,000		Novartis Capital Corp	3.700	09/21/42	572,508
650,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	658,547
875,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	893,242

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			35,138,667

REAL ESTATE - 1.2%
220,000		AMB Property LP	7.625	08/15/14	240,661
345,000		AMB Property LP	4.500	08/15/17	376,223
1,750,000		AvalonBay Communities, Inc	2.850	03/15/23	1,727,716
2,500,000		Brandywine Operating Partnership LP	4.950	04/15/18	2,734,395
630,000		Camden Property Trust	4.625	06/15/21	694,618
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,216,546
40,000		Federal Realty Investment Trust	5.650	06/01/16	44,999
75,000		Federal Realty Investment Trust	5.900	04/01/20	88,550
450,000		Federal Realty Investment Trust	3.000	08/01/22	445,442
2,250,000		HCP, Inc	2.625	02/01/20	2,241,218
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	561,942
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,537,543
2,068,000		Host Hotels & Resorts LP	5.875	06/15/19	2,254,120
290,000		Kilroy Realty Corp	5.000	11/03/15	316,348
2,375,000		Liberty Property LP	4.125	06/15/22	2,496,310

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$175,000		Liberty Property LP	3.375%	06/15/23	$173,156
650,000		National Retail Properties, Inc	5.500	07/15/21	740,495
55,000		Nationwide Health Properties, Inc	6.250	02/01/13	55,224
350,000		Regency Centers LP	5.250	08/01/15	381,657
40,000		Regency Centers LP	5.875	06/15/17	46,261
105,000		Simon Property Group LP	5.250	12/01/16	120,134
2,075,000		Simon Property Group LP	2.800	01/30/17	2,189,511
470,000		Simon Property Group LP	10.350	04/01/19	672,094
1,000,000		Simon Property Group LP	2.750	02/01/23	999,439
340,000		Ventas Realty LP	3.125	11/30/15	358,439
1,050,000		Ventas Realty LP	2.000	02/15/18	1,050,678
750,000		Ventas Realty LP	4.000	04/30/19	806,206
350,000		Ventas Realty LP	4.250	03/01/22	371,156

		TOTAL REAL ESTATE			26,941,081

RETAILING - 1.3%
1,870,000		AmeriGas Partners LP	6.250	08/20/19	2,000,900
1,667,000		AutoNation, Inc	5.500	02/01/20	1,789,941
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,138,860
425,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	499,381
2,725,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	2,904,493
5,050,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	4,945,127
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,817,697
4,488,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,669,701
4,490,000	g	QVC Inc	7.375	10/15/20	4,995,740
2,400,000	g	QVC, Inc	7.500	10/01/19	2,647,965
375,000	g	QVC, Inc	5.125	07/02/22	393,070
350,000		Wal-Mart Stores, Inc	4.250	04/15/21	406,467
705,000		Wal-Mart Stores, Inc	5.000	10/25/40	853,019

		TOTAL RETAILING			30,062,361

SOFTWARE & SERVICES - 1.0%
1,780,000		Baidu, Inc	2.250	11/28/17	1,791,036
1,800,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,930,500
4,000,000		International Business Machines Corp	0.550	02/06/15	4,000,744
2,375,000		International Business Machines Corp	1.250	02/06/17	2,400,078
2,750,000		Microsoft Corp	2.125	11/15/22	2,723,064
630,000		Oracle Corp	3.750	07/08/14	661,419
2,725,000		Oracle Corp	1.200	10/15/17	2,733,088
4,375,000		Oracle Corp	2.500	10/15/22	4,414,414
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,142,500

		TOTAL SOFTWARE & SERVICES			22,796,843

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
1,125,000		Amphenol Corp	4.750	11/15/14	1,198,696
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	2,014,925
100,000	g	CC Holdings GS V LLC	2.381	12/15/17	100,489
1,000,000	g	CC Holdings GS V LLC	3.849	04/15/23	1,017,311
4,925,000		General Electric Co	0.850	10/09/15	4,942,361
415,000		General Electric Co	5.250	12/06/17	489,347
1,950,000		General Electric Co	2.700	10/09/22	1,987,649
850,000		General Electric Co	4.125	10/09/42	874,351

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Hewlett-Packard Co	2.350%	03/15/15	$652,894
1,868,000		Jabil Circuit, Inc	5.625	12/15/20	2,073,480
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,337,042
1,900,000		Scientific Games Corp	8.125	09/15/18	2,090,000
468,000		Scientific Games Corp	9.250	06/15/19	520,650
450,000		Xerox Corp	8.250	05/15/14	490,854
2,500,000		Xerox Corp	4.500	05/15/21	2,647,117

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,437,166

TELECOMMUNICATION SERVICES - 2.4%
2,715,000		America Movil SAB de C.V.	3.125	07/16/22	2,759,656
1,225,000		America Movil SAB de C.V.	4.375	07/16/42	1,272,934
900,000		American Tower Corp	4.700	03/15/22	995,773
2,635,000		AT&T, Inc	2.500	08/15/15	2,747,193
6,000,000		AT&T, Inc	2.950	05/15/16	6,352,332
3,450,000		AT&T, Inc	2.625	12/01/22	3,455,675
1,700,000		AT&T, Inc	6.300	01/15/38	2,179,783
1,218,000	g	AT&T, Inc	4.350	06/15/45	1,223,476
1,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	1,707,045
1,235,000		BellSouth Corp	5.200	09/15/14	1,326,533
2,260,000		Cellco Partnership	8.500	11/15/18	3,109,082
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	256,372
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	943,894
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	934,051
2,760,000	g	Oi S.A.	5.750	02/10/22	2,877,300
775,000	g	SK Telecom Co Ltd	2.125	05/01/18	779,238
240,000		Sprint Nextel Corp	6.000	12/01/16	261,000
680,000		Telecom Italia Capital S.A.	6.175	06/18/14	716,720
1,510,000		Telecom Italia Capital S.A.	6.999	06/04/18	1,725,930
1,095,000		Telecom Italia Capital S.A.	7.175	06/18/19	1,270,748
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,601,250
650,000		Telefonica Emisiones SAU	5.462	02/16/21	693,063
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,085,931
760,000		Verizon Communications, Inc	5.250	04/15/13	770,404
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,000,753
1,110,000		Verizon Communications, Inc	6.100	04/15/18	1,364,842
276,000		Verizon Communications, Inc	8.750	11/01/18	383,218
2,500,000		Verizon Communications, Inc	2.450	11/01/22	2,500,835
445,000		Verizon New England, Inc	4.750	10/01/13	458,802
1,300,000	g	Vimpelcom Holdings	6.255	03/01/17	1,391,000
1,500,000	g	Vimpelcom Holdings	7.504	03/01/22	1,719,375
250,000		Virgin Media Finance plc	5.250	02/15/22	265,000
1,000,000		Virgin Media Secured Finance plc	5.250	01/15/21	1,167,631

		TOTAL TELECOMMUNICATION SERVICES			54,296,839

TRANSPORTATION - 1.1%
1,635,000	g	Asciano Finance	5.000	04/07/18	1,766,842
1,500,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	1,614,333
1,400,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	1,589,323
1,375,000		CSX Corp	4.100	03/15/44	1,357,319
1,750,000	g	DP World Ltd	6.850	07/02/37	2,049,688
335,000		Embraer Overseas Ltd	6.375	01/15/20	386,925

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,675,000		Embraer S.A.	5.150%	06/15/22	$4,024,125
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	708,714
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	830,913
1,000,000		Hertz Corp	7.500	10/15/18	1,105,000
1,390,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	1,681,900
1,050,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	1,320,375
415,000		Norfolk Southern Corp	5.750	04/01/18	495,617
1,100,000		Norfolk Southern Corp	3.000	04/01/22	1,128,317
746,000	g	Norfolk Southern Corp	2.903	02/15/23	750,920
160,000		Norfolk Southern Corp	5.590	05/17/25	196,489
1,275,000	g	TAM Capital 3, Inc	8.375	06/03/21	1,405,688
1,525,000		Union Pacific Corp	4.750	09/15/41	1,710,593
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,101,054

		TOTAL TRANSPORTATION			25,224,135

UTILITIES - 4.4%
675,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	681,750
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,201,250
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	866,481
2,125,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	2,188,750
1,385,000		AES Corp	7.375	07/01/21	1,537,350
730,000		AGL Capital Corp	5.250	08/15/19	870,052
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,354,103
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,000,640
775,000		Atmos Energy Corp	8.500	03/15/19	1,040,699
2,525,000	g	Calpine Corp	7.500	02/15/21	2,790,125
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,822,048
225,000		Carolina Power & Light Co	5.700	04/01/35	274,426
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	180,823
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	820,408
1,350,000	g	Centrais Eletricas Brasileiras S.A.	5.750	10/27/21	1,451,250
2,000,000	g	CEZ AS.	4.250	04/03/22	2,140,880
820,000	g	CEZ AS.	5.625	04/03/42	951,468
550,000	g	China Resources Gas Group Ltd	4.500	04/05/22	604,939
1,300,000	g	Colbun S.A.	6.000	01/21/20	1,446,003
3,550,000	g	Comision Federal de Electricidad	4.875	05/26/21	4,020,375
675,000	g	Comision Federal de Electricidad	5.750	02/14/42	764,437
1,850,000		Commonwealth Edison Co	4.000	08/01/20	2,068,084
395,000		Commonwealth Edison Co	5.900	03/15/36	509,576
415,000		Connecticut Light & Power Co	5.500	02/01/19	497,834
275,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	319,845
640,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	817,246
225,000		Consolidated Natural Gas Co	5.000	12/01/14	241,988
750,000		Detroit Edison Co	3.950	06/15/42	759,948
650,000		Dominion Resources, Inc	4.050	09/15/42	641,773
1,160,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,211,886
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	296,445
2,000,000		Duke Energy Corp	3.950	09/15/14	2,106,110
1,164,000	g	Eskom Holdings Ltd	5.750	01/26/21	1,319,685
335,000		Florida Power Corp	6.400	06/15/38	451,212
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,469,049
630,000		Indiana Michigan Power Co	7.000	03/15/19	796,159

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$555,000		Integrys Energy Group, Inc	4.170%	11/01/20	$618,586
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,242,000
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,173,000
195,000	g	Kansas Gas & Electric	6.700	06/15/19	248,222
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,068,999
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	1,044,583
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	2,041,407
1,710,000	g	Korea Hydro & Nuclear Power Co Ltd	4.750	07/13/21	1,934,231
2,085,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	2,051,052
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,255,926
1,500,000	g	Majapahit Holding BV	7.750	01/20/20	1,886,250
1,160,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,432,257
185,000		National Fuel Gas Co	5.250	03/01/13	186,370
630,000		Nevada Power Co	6.500	08/01/18	791,561
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,422,652
1,975,000		Northern States Power Co	5.350	11/01/39	2,470,046
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	196,401
1,000,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	1,012,224
950,000		ONEOK Partners LP	3.375	10/01/22	968,093
695,000		Pacific Gas & Electric Co	8.250	10/15/18	946,264
500,000		PacifiCorp	6.000	01/15/39	663,385
885,000		Pepco Holdings, Inc	2.700	10/01/15	916,078
2,700,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	3,051,000
1,425,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,467,750
1,450,000		PG&E Corp	5.750	04/01/14	1,536,791
135,000		Potomac Electric Power Co	7.900	12/15/38	218,786
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,167,183
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,059,266
565,000		Progress Energy, Inc	7.050	03/15/19	710,072
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	2,078,138
440,000		Public Service Electric & Gas Co	5.300	05/01/18	528,144
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,493,233
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,608,750
468,000		Questar Market Resources, Inc	6.875	03/01/21	539,370
970,000		San Diego Gas & Electric Co	3.950	11/15/41	999,827
630,000		Sempra Energy	6.000	10/15/39	796,493
450,000		Tampa Electric Co	4.100	06/15/42	471,826
430,000		Veolia Environnement	5.250	06/03/13	436,669
850,000		Virginia Electric and Power Co	4.750	03/01/13	856,017
845,000		Virginia Electric and Power Co	2.950	01/15/22	889,848
480,000		Williams Partners LP	3.800	02/15/15	507,546
850,000		Williams Partners LP	4.000	11/15/21	909,157
950,000		Williams Partners LP	3.350	08/15/22	965,952
940,000		Williams Partners LP	6.300	04/15/40	1,149,183
650,000		Xcel Energy, Inc	4.800	09/15/41	729,391

		TOTAL UTILITIES			99,255,076

		TOTAL CORPORATE BONDS			1,078,832,332

		(Cost $1,016,744,224)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 34.6%

AGENCY SECURITIES - 0.3%
$5,222,182		AMAL Ltd	3.465%	08/21/21	$5,664,808
940,308		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,084,856
468,125		Totem Ocean Trailer Express, Inc	4.514	12/18/19	505,838

		TOTAL AGENCY SECURITIES			7,255,502

FOREIGN GOVERNMENT BONDS - 4.9%
1,500,000	g	Barbados Government International Bond	7.000	08/04/22	1,522,500
475,000		Brazilian Government International Bond	5.875	01/15/19	587,575
1,760,000		Brazilian Government International Bond	2.625	01/05/23	1,767,040
170,000		Brazilian Government International Bond	7.125	01/20/37	260,100
1,970,000		Brazilian Government International Bond	5.625	01/07/41	2,580,700
805,000		Chile Government International Bond	3.875	08/05/20	907,638
515,000		Chile Government International Bond	2.250	10/30/22	511,138
875,000		Colombia Government International Bond	4.375	07/12/21	1,007,562
800,000		Colombia Government International Bond	6.125	01/18/41	1,098,400
3,350,000	g	Costa Rica Government International Bond	4.250	01/26/23	3,380,150
2,450,000	g	Croatia Government International Bond	6.250	04/27/17	2,686,425
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,137,500
3,135,000		Eksportfinans ASA	2.000	09/15/15	3,000,715
1,550,000	g	El Salvador Government International Bond	5.875	01/30/25	1,567,050
395,000		European Investment Bank	4.875	02/15/36	468,479
3,325,000		Export-Import Bank of Korea	1.250	11/20/15	3,330,526
580,000		Export-Import Bank of Korea	3.750	10/20/16	623,178
1,425,000		Export-Import Bank of Korea	5.125	06/29/20	1,637,465
1,965,000		Export-Import Bank of Korea	4.375	09/15/21	2,171,101
300,000		Federative Republic of Brazil	6.000	01/17/17	354,000
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,050,658
1,220,000	g	Iceland Government International Bond	5.875	05/11/22	1,362,069
1,000,000	g	Indonesia Government International Bond	3.750	04/25/22	1,066,250
2,010,000		Israel Government International Bond	4.000	06/30/22	2,188,388
845,000		Italy Government International Bond	5.375	06/12/17	904,319
355,000		Italy Government International Bond	6.875	09/27/23	412,281
2,075,000		Korea Development Bank	3.000	09/14/22	2,066,982
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,282,570
1,000,000	g	Lithuania Government International Bond	5.125	09/14/17	1,127,500
615,000	g	Lithuania Government International Bond	6.625	02/01/22	786,462
20,900,000		Mexican Bonos	7.750	12/14/17	1,799,729
3,000,000		Mexico Government International Bond	3.625	03/15/22	3,281,250
500,000		Mexico Government International Bond	6.750	09/27/34	720,000
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,341,000
900,000		Mexico Government International Bond	4.750	03/08/44	1,017,000
2,850,000	g	Mongolia Government International Bond	5.125	12/05/22	2,793,000
2,550,000	g	Morocco Government International Bond	4.250	12/11/22	2,569,125
800,000	g	Morocco Government International Bond	5.500	12/11/42	818,000
800,000	g	Namibia International Bonds	5.500	11/03/21	896,000
2,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	2,072,880
1,500,000		Panama Government International Bond	5.200	01/30/20	1,791,750
100,000		Peruvian Government International Bond	7.125	03/30/19	130,900
450,000		Peruvian Government International Bond	7.350	07/21/25	652,050
1,500,000		Poland Government International Bond	3.875	07/16/15	1,608,750
1,250,000		Poland Government International Bond	6.375	07/15/19	1,558,400

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,833,000		Poland Government International Bond	5.125%	04/21/21	$2,173,938
250,000		Poland Government International Bond	5.000	03/23/22	295,250
3,220,000		Poland Government International Bond	3.000	03/17/23	3,211,950
620,000		Province of Quebec Canada	7.500	09/15/29	942,283
1,390,000	g	Qatar Government International Bond	4.500	01/20/22	1,595,025
620,000	g	Qatar Government International Bond	6.400	01/20/40	866,884
880,000	g	Republic of Ghana	8.500	10/04/17	1,016,400
1,050,000	g	Republic of Indonesia	5.250	01/17/42	1,219,312
925,000		Republic of Korea	5.750	04/16/14	981,594
3,500,000	g	Republic of Latvia	2.750	01/12/20	3,461,500
2,075,000	g	Republic of Serbia	5.250	11/21/17	2,152,813
860,000	g	Republic of Serbia	7.250	09/28/21	989,000
900,000		Republic of Turkey	6.000	01/14/41	1,122,750
1,825,000	g	Republic of Zambia	5.375	09/20/22	1,818,156
900,000	g	Romanian Government International Bond	6.750	02/07/22	1,093,500
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	792,375
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	796,875
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	944,000
900,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	1,030,500
1,470,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,826,475
1,500,000	g	Slovakia Government International Bond	4.375	05/21/22	1,633,980
240,000		South Africa Government International Bond	6.875	05/27/19	300,960
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,392,375
1,000,000		South Africa Government International Bond	4.665	01/17/24	1,130,000
500,000		South Africa Government International Bond	6.250	03/08/41	662,500
2,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	2,179,058
875,000	g	Sri Lanka Government International Bond	5.875	07/25/22	931,875
1,220,000		Svensk Exportkredit AB	5.125	03/01/17	1,417,152
227,000		United Mexican States	5.875	02/17/14	238,350
500,000		United Mexican States	5.950	03/19/19	615,000
1,032,000		United Mexican States	5.125	01/15/20	1,233,240
3,500,000		Uruguay Government International Bond	4.125	11/20/45	3,494,750

		TOTAL FOREIGN GOVERNMENT BONDS			109,456,375

MORTGAGE BACKED - 26.7%
403,920	i	Federal Home Loan Mortgage Corp (FHLMC)	2.386	02/01/36	428,376
170,029	i	FHLMC	2.850	07/01/36	181,840
402,055	i	FHLMC	2.605	09/01/36	428,981
569,286	i	FHLMC	2.637	09/01/36	608,294
392,140	i	FHLMC	2.794	09/01/36	414,563
1,027,774	i	FHLMC	2.890	03/01/37	1,098,828
703,561	i	FHLMC	5.925	04/01/37	764,232
172,752	i	FHLMC	5.921	05/01/37	186,607
111,585	i	FHLMC	2.760	06/01/37	119,027
508,790	i	FHLMC	3.407	08/01/37	539,388
512,967	i	FHLMC	2.070	09/01/37	540,047
8,883,672	i	FHLMC (Interest Only)	6.351	09/15/41	2,175,448
12,140		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	12,330
853		FGLMC	7.500	05/01/16	917
930		FGLMC	7.500	06/01/16	994
547,719		FGLMC	4.500	09/01/18	595,099
621,083		FGLMC	4.500	01/01/19	677,139

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$718,234		FGLMC	4.500%	05/01/19	$765,552
211,784		FGLMC	4.500	01/01/20	225,736
377,060		FGLMC	5.000	05/01/20	407,792
88,294		FGLMC	4.500	07/01/20	95,932
13,697		FGLMC	7.000	10/01/20	15,958
1,963,743		FGLMC	4.500	06/01/21	2,096,183
1,085,141		FGLMC	4.500	06/01/21	1,158,326
850,235		FGLMC	4.000	07/01/24	899,141
263,886		FGLMC	4.500	09/01/24	280,776
3,000,000	h	FGLMC	5.000	01/15/28	3,213,516
716		FGLMC	6.500	10/01/28	818
16,121		FGLMC	6.500	01/01/29	18,368
3,986		FGLMC	6.500	03/01/29	4,685
35,271		FGLMC	6.500	07/01/29	41,297
2,846		FGLMC	8.000	01/01/31	3,491
26,356		FGLMC	6.500	09/01/31	30,574
46,468		FGLMC	8.000	09/01/31	57,630
273,999		FGLMC	7.000	12/01/31	324,722
405,567		FGLMC	6.000	03/01/33	450,990
423,834		FGLMC	4.500	07/01/33	456,137
1,092,072		FGLMC	5.000	09/01/33	1,216,197
360,472		FGLMC	5.500	09/01/33	404,167
474,473		FGLMC	5.500	09/01/33	531,988
478,224		FGLMC	5.500	09/01/33	539,480
681,648		FGLMC	5.500	10/01/33	764,275
1,269,670		FGLMC	5.500	12/01/33	1,383,105
2,017,443		FGLMC	7.000	12/01/33	2,390,921
631,916		FGLMC	5.000	01/01/34	686,299
705,970		FGLMC	5.000	05/01/34	763,196
452,984		FGLMC	6.000	09/01/34	498,338
1,878,885		FGLMC	5.000	12/01/34	2,031,188
183,242		FGLMC	5.500	12/01/34	202,877
1,028,513		FGLMC	4.500	04/01/35	1,106,260
815,301		FGLMC	6.000	05/01/35	896,931
837,210		FGLMC	7.000	05/01/35	992,198
158,873		FGLMC	6.000	07/01/35	173,985
93,307		FGLMC	5.500	08/01/35	101,352
138,370		FGLMC	5.000	10/01/35	149,413
211,552		FGLMC	5.000	02/01/36	228,436
52,575		FGLMC	6.500	05/01/36	59,798
365,340		FGLMC	6.500	10/01/36	415,533
959,213		FGLMC	5.500	04/01/37	1,036,218
740,424		FGLMC	6.000	08/01/37	814,557
312,124		FGLMC	6.000	09/01/37	343,375
60,393		FGLMC	6.500	11/01/37	68,733
870,590		FGLMC	5.000	04/01/38	958,355
1,882,961		FGLMC	4.500	05/01/39	2,020,590
379,317		FGLMC	4.000	06/01/39	405,061
666,038		FGLMC	5.000	07/01/39	716,697
4,387,085		FGLMC	4.500	11/01/40	4,924,358
4,956,263		FGLMC	4.500	12/01/40	5,541,557
5,000,000	h	FGLMC	4.000	01/15/43	5,337,500

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,262		Federal National Mortgage Association (FNMA)	5.000%	06/01/13	$1,304
1,162,046		FNMA	4.440	07/01/13	1,161,644
722		FNMA	6.000	09/01/13	724
945,795		FNMA	4.764	10/01/13	965,833
706		FNMA	6.500	12/01/13	720
800,272		FNMA	4.801	02/01/14	819,214
3,424,999		FNMA	4.640	11/01/14	3,605,318
8,346		FNMA	6.500	10/01/16	8,929
76,528		FNMA	6.500	11/01/16	81,874
48,741		FNMA	6.500	04/01/17	52,845
153,904		FNMA	5.000	12/01/17	167,253
68,376		FNMA	5.500	04/01/18	73,617
728,913		FNMA	5.500	04/01/18	789,690
44,243		FNMA	5.500	05/01/18	47,634
274,657		FNMA	4.500	10/01/18	296,206
738,838		FNMA	5.000	11/01/18	802,924
38,285		FNMA	6.000	01/01/19	41,820
87,227		FNMA	4.500	05/01/19	94,071
221,481		FNMA	4.500	06/01/19	238,858
158,616		FNMA	5.000	03/01/20	172,375
113,412		FNMA	4.500	11/01/20	122,310
291,757		FNMA	5.000	12/01/20	317,064
254,404		FNMA	5.000	03/01/21	276,470
199,960		FNMA	5.500	08/01/21	216,632
181,950		FNMA	4.500	06/01/23	195,828
455,202		FNMA	5.000	07/01/23	492,908
320,181		FNMA	5.000	07/01/23	346,703
144,886		FNMA	5.000	11/01/23	159,211
128,704		FNMA	5.500	02/01/24	141,128
210,720		FNMA	4.000	05/01/24	225,771
73,175		FNMA	5.500	07/01/24	80,239
1,235		FNMA	8.000	07/01/24	1,477
200,399		FNMA	4.500	08/01/24	215,652
1,688,103		FNMA	4.000	09/01/24	1,808,679
843,724		FNMA	5.000	03/01/25	925,036
1,826,602		FNMA	5.000	10/01/25	2,002,637
944,523		FNMA	3.000	05/01/27	1,014,801
12,000,000	h	FNMA	2.500	01/25/28	12,547,500
11,000,000	h	FNMA	3.000	01/25/28	11,610,157
11,000,000	h	FNMA	4.000	01/25/28	11,778,593
4,000,000	h	FNMA	4.500	01/25/28	4,302,500
1,110		FNMA	7.500	01/01/29	1,334
2,875		FNMA	6.500	04/01/29	3,325
11,878		FNMA	7.500	07/01/29	12,379
849		FNMA	7.500	07/01/29	851
587		FNMA	7.500	02/01/31	624
4,674		FNMA	7.500	03/01/31	5,707
2,663		FNMA	7.500	05/01/31	2,919
2,014		FNMA	6.500	09/01/31	2,380
24,647		FNMA	6.500	11/01/31	28,209
52,945		FNMA	6.000	01/01/32	59,294
423,776		FNMA	6.500	07/01/32	482,723

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$176,471		FNMA	5.500%	01/01/33	$193,947
72,529		FNMA	5.000	02/01/33	79,020
555,123		FNMA	4.500	03/25/33	576,309
254,514		FNMA	5.000	08/01/33	277,292
191,753		FNMA	5.000	10/01/33	208,915
300,747		FNMA	5.000	10/01/33	327,663
71,502		FNMA	5.000	03/01/34	77,901
113,915		FNMA	5.000	03/01/34	124,111
241,235		FNMA	5.000	03/01/34	262,825
85,698		FNMA	5.000	03/01/34	93,368
696,227		FNMA	5.000	04/01/34	756,798
1,996,835		FNMA	5.000	08/01/34	2,170,147
342,347		FNMA	6.000	11/01/34	379,820
106,896		FNMA	6.000	12/01/34	119,369
647,021		FNMA	6.000	05/01/35	720,942
16,571		FNMA	7.500	06/01/35	18,441
70,826		FNMA	5.500	10/01/35	80,142
89,346		FNMA	5.000	11/01/35	96,365
647,950	i	FNMA	2.705	02/01/36	687,217
158,342		FNMA	5.000	02/01/36	169,693
1,307		FNMA	5.000	02/01/36	1,401
415,948		FNMA	6.500	02/01/36	469,408
395,737	i	FNMA	2.760	07/01/36	423,215
370,671		FNMA	6.500	09/01/36	417,041
108,025		FNMA	7.000	02/01/37	128,574
273,157		FNMA	6.500	03/01/37	306,993
645,017		FNMA	7.000	04/01/37	767,719
857,669		FNMA	6.500	08/01/37	963,777
230,103		FNMA	6.500	08/01/37	258,786
549,015		FNMA	6.000	09/01/37	626,974
389,077		FNMA	6.000	09/01/37	436,400
718,479		FNMA	6.500	09/01/37	807,367
1,102,446	i	FNMA	2.481	10/01/37	1,184,592
187,972		FNMA	7.000	11/01/37	223,730
105,940		FNMA	6.500	01/01/38	124,823
16,695		FNMA	6.500	03/01/38	18,757
256,527	i	FNMA	4.917	10/01/38	274,944
2,129,899		FNMA	5.500	08/01/39	2,363,731
57,734,299		FNMA	4.000	12/01/39	61,896,112
5,000,000		FNMA	4.000	02/25/40	5,414,085
4,362,624		FNMA	4.500	03/01/40	4,843,613
4,215,733		FNMA	4.500	09/01/40	4,568,546
7,782,634		FNMA	4.500	09/01/40	8,433,960
679,512		FNMA	4.000	11/01/40	729,156
4,049,674		FNMA	4.500	11/01/40	4,446,804
29,225,741		FNMA	4.500	04/01/41	31,726,430
11,701,332		FNMA	3.500	02/01/42	12,704,657
6,755,568		FNMA	3.500	07/01/42	7,288,377
10,961,474		FNMA	3.500	09/01/42	11,901,360
3,983,621		FNMA	3.500	10/01/42	4,305,276
19,052,692		FNMA	3.500	11/01/42	20,686,357
10,115,369		FNMA	3.500	11/01/42	10,913,164

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$49,000,000	h	FNMA	3.000%	01/25/43	$51,342,813
45,000,000	h	FNMA	5.000	01/25/43	48,740,625
26,000,000	h	FNMA	5.500	01/25/43	28,246,561
31,000,000	h	FNMA	6.000	01/25/43	33,857,812
10,000,000	h	FNMA	6.500	01/25/43	11,132,812
194		Government National Mortgage Association (GNMA)	7.000	01/15/28	233
1,863		GNMA	7.000	02/15/28	2,229
1,850		GNMA	7.000	06/15/28	2,214
655		GNMA	7.000	06/15/28	783
4,099		GNMA	6.500	09/15/28	4,743
20,800		GNMA	6.500	09/15/28	24,068
10,112		GNMA	6.500	11/15/28	11,886
3,376		GNMA	7.500	11/15/28	3,922
606		GNMA	8.500	07/15/30	617
18,680		GNMA	8.500	10/15/30	20,348
12,919		GNMA	8.500	10/20/30	16,189
1,832		GNMA	8.500	12/15/30	2,122
2,953		GNMA	7.000	06/20/31	3,566
2,096		GNMA	6.500	07/15/31	2,485
11,130		GNMA	7.000	07/15/31	13,266
7,505		GNMA	7.000	07/15/31	8,946
9,951		GNMA	7.500	02/15/32	10,265
1,470		GNMA	6.500	03/15/33	1,751
285,278		GNMA	5.500	07/15/33	315,199
816,024		GNMA	5.500	09/15/33	927,114
232,702		GNMA	5.500	02/20/35	258,795
1,538,596		GNMA	5.500	05/20/35	1,711,123
532,970		GNMA	5.500	02/20/36	599,524
89,782		GNMA	6.000	10/20/36	100,424
92,703		GNMA	6.000	01/20/37	103,691
307,251		GNMA	6.000	02/20/37	343,670
154,115		GNMA	5.500	07/15/38	169,123
719,588		GNMA	5.500	07/20/38	789,778
12,949		GNMA	6.000	08/15/38	14,456
273,045		GNMA	6.000	08/20/38	304,726
279,044		GNMA	6.500	11/20/38	316,807
1,454,059		GNMA	5.000	06/15/39	1,624,064
1,526,196		GNMA	4.500	07/20/39	1,674,318
582,834		GNMA	4.000	08/15/39	641,423
756,146		GNMA	4.000	10/15/40	839,956
22,700,873		GNMA	4.000	01/20/42	24,732,666
28,307,554		GNMA	3.500	03/15/42	30,785,067
6,000,000	h	GNMA	6.000	01/15/43	6,693,281
17,000,000	h	GNMA	4.500	01/20/43	18,612,345
13,000,000	h	GNMA	5.000	01/20/43	14,216,718
2,550,091		GNMA	6.500	01/15/44	2,752,462

		TOTAL MORTGAGE BACKED			604,879,966

MUNICIPAL BONDS - 0.5%
445,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	479,256
1,655,000		Grant County Public Utility District No 2	5.630	01/01/27	2,059,465
1,900,000		State of California	5.450	04/01/15	2,086,922

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,900,000		State of California	5.950%	04/01/16	$2,131,192
2,470,000		State of California	7.625	03/01/40	3,568,409

		TOTAL MUNICIPAL BONDS			10,325,244

U.S. TREASURY SECURITIES - 2.2%
76,000		United States Treasury Bond	4.500	02/15/36	100,023
2,030,000		United States Treasury Bond	2.750	08/15/42	1,960,219
1,000,000		United States Treasury Bond	2.750	11/15/42	963,438
45,127,000	l	United States Treasury Note	0.375	11/15/15	45,169,329
1,756,000		United States Treasury Note	0.625	11/30/17	1,750,102
44,000		United States Treasury Note	2.625	11/15/20	48,290

		TOTAL U.S. TREASURY SECURITIES			49,991,401

		TOTAL GOVERNMENT BONDS			781,908,488

		(Cost $758,876,384)

STRUCTURED ASSETS - 13.4%

ASSET BACKED - 7.5%
50,000	g,i,m	ARTS Ltd	0.558	06/15/13	48,500
		Series - 2005 BA (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
550,000	g	Avis Budget Rental Car Funding AESOP LLC	2.980	11/20/14	552,940
		Series - 2011 1A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	10,023,196
		Series - 2011 3A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,809,388
		Series - 2012 3A (Class B)
611,108	i	Bear Stearns Asset Backed Securities Trust	0.580	11/25/39	585,658
		Series - 2005 SD3 (Class 2A1)
11,450,000	g,i,m	BlueMountain CLO Ltd	3.364	07/20/23	11,621,750
		Series - 2012 1A (Class B)
12,924,766	g,m	Capital Automotive REIT	4.700	07/15/42	13,209,515
		Series - 2012 1A (Class A)
12,800,000	g,m	Carlyle Global Market Strategies	4.370	07/20/23	12,838,400
		Series - 2012 2A (Class B2)
397,489	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	396,245
		Series - 2002 1 (Class AF6)
5,800,000	g,m	Commercial Industrial Finance Corp	2.661	08/14/24	5,887,000
		Series - 2012 1A (Class A1F)
288,603	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	288,467
		Series - 2006 15 (Class A2)
376,303	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	364,200
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	7,516,392
		Series - 2011 LC1A (Class C)
12,082,525	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,578,040
		Series - 2012 1A (Class A2)
5,000,000	g,m	Dryden XXIII Senior Loan Fund	4.070	07/17/23	5,087,500
		Series - 2012 23A (Class A2B)
1,373,692	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,350,987
		Series - 2007 1A (Class AF3)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$11,440,000		Ford Credit Auto Owner Trust	2.930%	10/15/18	$11,777,915
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	7,899,356
		Series - 2012 C (Class D)
2,800,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	2,833,177
		Series - 2011 1 (Class D)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	6,132,501
		Series - 2011 1A (Class B1)
9,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	9,933,854
		Series - 0 2A (Class B2)
3,207,159		Lehman XS Trust	6.500	06/25/46	1,986,293
		Series - 2006 13 (Class 2A1)
324,659	i	Long Beach Mortgage Loan Trust	0.960	02/25/35	321,218
		Series - 2005 1 (Class M1)
430,010	i	Park Place Securities, Inc	1.155	09/25/34	427,790
		Series - 2004 WHQ1 (Class M1)
1,000,000	g	Rental Car Finance Corp	4.380	02/25/16	1,048,082
		Series - 2011 1A (Class B1)
93,519	i	Residential Asset Securities Corp	6.489	10/25/30	91,145
		Series - 2001 KS2 (Class AI6)
351,014	i	Residential Asset Securities Corp	0.640	04/25/35	343,224
		Series - 2005 KS3 (Class M3)
1,281,190		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,275,483
		Series - 2006 HI5 (Class A3)
745,167		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	768,705
		Series - 2006 HI3 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	184,063
		Series - 2006 HI1 (Class M2)
695,350	i	Securitized Asset Backed Receivables LLC	0.510	10/25/35	668,892
		Series - 2006 OP1 (Class A2C)
2,161,506	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	2,241,049
		Series - 2011 1A (Class A)
1,803,579	g	Sierra Receivables Funding Co LLC	4.230	04/20/26	1,845,884
		Series - 2011 1A (Class B)
1,572,113	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	1,596,638
		Series - 2011 2A (Class B)
1,090,806	g,m	Sierra Receivables Funding Co LLC	4.360	07/20/28	1,123,313
		Series - 2011 3A (Class B)
5,313,554	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	5,444,066
		Series - 2012 2A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,203,238
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,604,333
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,824,120
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,571,890
		Series - 2012 A (Class A2)
832,039	i	Soundview Home Equity Loan Trust	0.510	11/25/35	805,883
		Series - 2005 OPT3 (Class A4)
299,222	i	Structured Asset Investment Loan Trust	0.610	05/25/35	296,945
		Series - 2005 4 (Class M1)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$532,899	i	Structured Asset Investment Loan Trust	0.490%	12/25/35	$529,223
		Series - 2005 10 (Class A5)
298,956	g,i	Wachovia Loan Trust	0.570	05/25/35	253,396
		Series - 2005 SD1 (Class A)
364,083	i	Wells Fargo Home Equity Trust	0.350	07/25/36	359,567
		Series - 2006 2 (Class A3)
565,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	623,224
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			171,172,645

OTHER MORTGAGE BACKED - 5.9%
6,500,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	6,862,537
		Series - 2012 7WTC (Class A)
8,706,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	9,844,318
		Series - 2006 4 (Class AM)
4,590,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	5,127,255
		Series - 2006 PW13 (Class AM)
5,025,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	5,635,834
		Series - 2006 T24 (Class AM)
116,261		Citicorp Mortgage Securities, Inc	5.750	11/25/36	117,101
		Series - 2006 6 (Class A2)
23,059	g,i	Citigroup Commercial Mortgage Trust	0.349	04/15/22	22,783
		Series - 2007 FL3A (Class A2)
2,260,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,584,089
		Series - 2007 C9 (Class AM)
707,579		Countrywide Alternative Loan Trust	5.500	08/25/16	731,979
		Series - 2004 30CB (Class 1A15)
636,458		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	647,438
		Series - 2005 6 (Class 1A10)
223,294		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	224,264
		Series - 2005 12 (Class 1A5)
27,718		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	27,684
		Series - 2005 J3 (Class 1A1)
411,843	g,i	Credit Suisse Mortgage Capital Certificates	0.389	04/15/22	391,227
		Series - 2007 TF2A (Class A1)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,826,285
		Series - 2006 OMA (Class D)
1,050,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,097,642
		Series - 2009 RR1 (Class A3C)
580,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	584,277
		Series - 2003 C3 (Class B)
1,390,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	1,465,167
		Series - 2012 SHOP (Class A)
4,255,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	4,596,379
		Series - 2012 ALOH (Class A)
12,600,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	13,685,389
		Series - 2012 ALOH (Class B)
1,375,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	1,435,772
		Series - 2012 GSMS (Class C)
795,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	889,856
		Series - 2010 C2 (Class C)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,170,000	g,i	GS Mortgage Securities Corp II	5.227%	12/10/43	$1,361,851
		Series - 2010 C2 (Class B)
999,642	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.584	07/15/19	973,567
		Series - 2007 FL1A (Class A1)
5,360,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	6,021,579
		Series - 2006 LDP8 (Class AM)
1,010,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	1,112,649
		Series - 2011 C4 (Class C)
88,822	i	JP Morgan Mortgage Trust	4.295	04/25/35	89,966
		Series - 2005 A2 (Class 5A1)
155,429		MASTER Asset Securitization Trust	5.000	05/25/35	155,598
		Series - 2005 1 (Class 2A5)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	622,862
		Series - 2005 CIP1 (Class AM)
2,675,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	3,001,342
		Series - 2011 C1 (Class C)
550,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	585,723
		Series - 2011 C1 (Class D)
415,000	i	Morgan Stanley Capital I	5.544	11/12/49	452,194
		Series - 2007 T25 (Class AM)
1,419,530		Residential Accredit Loans, Inc	4.350	03/25/34	1,456,507
		Series - 2004 QS4 (Class A1)
2,657,055	i	Residential Accredit Loans, Inc	0.400	05/25/46	1,770,773
		Series - 2006 QO5 (Class 2A1)
1,982,814	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	2,006,183
		Series - 2012 1A (Class A)
911,839	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	939,285
		Series - 0 2A (Class A)
65,592	i	Structured Adjustable Rate Mortgage Loan Trust	0.970	03/25/35	65,551
		Series - 2005 6XS (Class A3)
20,165,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	23,103,928
		Series - 2007 C30 (Class A5)
21,325,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	22,748,337
		Series - 2007 C30 (Class AM)
4,857,000	i	Wachovia Bank Commercial Mortgage Trust	5.968	06/15/45	5,485,564
		Series - 2006 C26 (Class AM)
1,200,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,385,684
		Series - 2007 C31 (Class A5)
1,765,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	1,979,483
		Series - 2006 C29 (Class AM)
45,992		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	45,932
		Series - 2005 2 (Class 1A1)

		TOTAL OTHER MORTGAGE BACKED			133,161,834

		TOTAL STRUCTURED ASSETS			304,334,479

		(Cost $294,249,182)

		TOTAL BONDS			2,165,075,299

		(Cost $2,069,869,790)

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 18.1%

GOVERNMENT AGENCY DEBT - 0.1%
$2,500,000		Federal Home Loan Bank (FHLB)	0.060%	02/05/13	$2,499,854

		TOTAL GOVERNMENT AGENCY DEBT			2,499,854

TREASURY DEBT - 18.0%
8,700,000		United States Treasury Bill	0.025	01/10/13	8,699,946
84,400,000	d	United States Treasury Bill	0.024-0.100	01/17/13	84,396,996
30,000,000	d	United States Treasury Bill	0.117	02/07/13	29,996,393
25,000,000	d	United States Treasury Bill	0.038-0.090	03/07/13	24,998,550
30,000,000		United States Treasury Bill	0.045	03/14/13	29,997,930
49,000,000	d	United States Treasury Bill	0.080	03/28/13	48,995,933
50,000,000	d	United States Treasury Bill	0.100	04/04/13	49,992,000
81,000,000		United States Treasury Bill	0.080	05/02/13	80,977,077
50,000,000	d	United States Treasury Bill	0.076	06/06/13	49,977,949

		TOTAL TREASURY DEBT			408,032,774

		TOTAL SHORT-TERM INVESTMENTS			410,532,628

		(Cost $410,526,679)

		TOTAL INVESTMENTS - 113.8%			2,575,607,927
		(Cost $2,480,396,469)
		OTHER ASSETS & LIABILITIES, NET - (13.8)%			(312,999,977)

		NET ASSETS - 100.0%			$2,262,607,950

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities amounted to $499,149,347 or 22.1% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.3%

CORPORATE BONDS - 22.9%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.625%	09/15/20	$55,020
500,000		Ford Motor Co	7.450	07/16/31	635,000
400,000		Honeywell International, Inc	5.400	03/15/16	457,521
300,000		Honeywell International, Inc	5.300	03/01/18	358,615
400,000		Honeywell International, Inc	5.000	02/15/19	475,703
282,000		Honeywell International, Inc	5.700	03/15/37	371,427
210,000		Johnson Controls, Inc	5.500	01/15/16	237,047
150,000		Johnson Controls, Inc	2.600	12/01/16	156,267
160,000		Johnson Controls, Inc	4.250	03/01/21	175,153
270,000		Johnson Controls, Inc	6.000	01/15/36	321,019

		TOTAL AUTOMOBILES & COMPONENTS			3,242,772

BANKS - 2.3%
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	118,152
1,800,000		Asian Development Bank	0.875	06/10/14	1,814,058
1,750,000		Asian Development Bank	2.500	03/15/16	1,861,482
2,000,000		Asian Development Bank	1.125	03/15/17	2,036,318
75,000		Asian Development Bank	5.820	06/16/28	98,531
200,000	g	Banco de Credito e Inversiones	3.000	09/13/17	203,811
500,000		Banco do Brasil S.A.	3.875	01/23/17	522,500
100,000		Bancolombia S.A.	4.250	01/12/16	104,500
200,000		Bancolombia S.A.	5.950	06/03/21	231,000
450,000		Bancolombia S.A.	5.125	09/11/22	468,000
500,000		BB&T Corp	5.200	12/23/15	557,431
100,000		BB&T Corp	3.200	03/15/16	106,435
200,000		BB&T Corp	2.150	03/22/17	206,856
70,000		BB&T Corp	4.900	06/30/17	79,110
150,000		BB&T Corp	1.600	08/15/17	151,801
300,000		BB&T Corp	1.450	01/12/18	301,340
400,000		BB&T Corp	6.850	04/30/19	509,359
200,000		BB&T Corp	3.950	03/22/22	215,977
150,000		BBVA US Senior SAU	3.250	05/16/14	150,134
500,000		BBVA US Senior SAU	4.664	10/09/15	512,658
460,000		BHP Billiton Finance Ltd	5.400	03/29/17	539,272
400,000		BHP Billiton Finance USA Ltd	5.500	04/01/14	424,876
300,000		BHP Billiton Finance USA Ltd	1.000	02/24/15	302,223
500,000		BHP Billiton Finance USA Ltd	1.625	02/24/17	511,293
450,000		BHP Billiton Finance USA Ltd	6.500	04/01/19	573,885
100,000		BHP Billiton Finance USA Ltd	3.250	11/21/21	107,625
800,000		BHP Billiton Finance USA Ltd	2.875	02/24/22	835,296
200,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	212,336
300,000		Citigroup, Inc	2.250	08/07/15	307,238

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,396,000	Citigroup, Inc	6.000%	12/13/13	$1,462,817
528,000	Citigroup, Inc	5.500	10/15/14	566,460
350,000	Citigroup, Inc	2.650	03/02/15	360,418
1,750,000	Citigroup, Inc	3.953	06/15/16	1,883,632
200,000	Citigroup, Inc	4.450	01/10/17	221,560
11,000	Citigroup, Inc	6.000	08/15/17	12,960
915,000	Citigroup, Inc	6.125	11/21/17	1,088,994
407,000	Citigroup, Inc	6.125	05/15/18	487,753
2,810,000	Citigroup, Inc	5.375	08/09/20	3,311,439
3,900,000	Citigroup, Inc	4.500	01/14/22	4,351,246
1,070,000	Citigroup, Inc	6.875	03/05/38	1,408,609
200,000	Citigroup, Inc	5.875	01/30/42	246,829
250,000	Comerica Bank	5.750	11/21/16	289,255
50,000	Comerica Bank	5.200	08/22/17	57,900
200,000	Compass Bank	5.500	04/01/20	198,264
700,000	Deutsche Bank AG	3.875	08/18/14	734,783
900,000	Deutsche Bank AG	3.450	03/30/15	948,913
600,000	Deutsche Bank AG	3.250	01/11/16	634,920
215,000	Discover Bank	7.000	04/15/20	266,965
450,000	Fifth Third Bancorp	3.625	01/25/16	480,791
200,000	Fifth Third Bancorp	3.500	03/15/22	209,615
140,000	Fifth Third Bancorp	8.250	03/01/38	200,196
250,000	Fifth Third Bank	4.750	02/01/15	268,151
100,000	First Horizon National Corp	5.375	12/15/15	109,317
200,000	First Niagara Financial Group, Inc	7.250	12/15/21	238,584
600,000	HSBC Bank USA NA	4.625	04/01/14	626,816
750,000	HSBC Bank USA NA	4.875	08/24/20	835,829
266,000	HSBC Bank USA NA	5.875	11/01/34	312,224
33,000	HSBC Bank USA NA	7.000	01/15/39	44,612
150,000	HSBC Holdings plc	4.875	01/14/22	174,085
1,925,000	HSBC Holdings plc	6.500	09/15/37	2,402,764
550,000	HSBC Holdings plc	6.100	01/14/42	731,812
700,000	HSBC USA, Inc	2.375	02/13/15	720,038
500,000	HSBC USA, Inc	1.625	01/16/18	500,454
2,475,000	JPMorgan Chase & Co	2.050	01/24/14	2,513,724
634,000	JPMorgan Chase & Co	5.125	09/15/14	674,287
225,000	JPMorgan Chase & Co	3.700	01/20/15	236,898
800,000	JPMorgan Chase & Co	1.875	03/20/15	814,383
1,610,000	JPMorgan Chase & Co	3.400	06/24/15	1,698,642
700,000	JPMorgan Chase & Co	5.150	10/01/15	769,403
500,000	JPMorgan Chase & Co	1.100	10/15/15	499,985
1,250,000	JPMorgan Chase & Co	3.450	03/01/16	1,327,514
300,000	JPMorgan Chase & Co	3.150	07/05/16	317,835
850,000	JPMorgan Chase & Co	2.000	08/15/17	868,272
335,000	JPMorgan Chase & Co	6.000	01/15/18	401,058
180,000	JPMorgan Chase & Co	4.950	03/25/20	208,782
700,000	JPMorgan Chase & Co	4.400	07/22/20	790,191
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	2,024,071
750,000	JPMorgan Chase & Co	4.625	05/10/21	855,127
1,950,000	JPMorgan Chase & Co	4.350	08/15/21	2,180,562
1,000,000	JPMorgan Chase & Co	4.500	01/24/22	1,131,237
2,150,000	JPMorgan Chase & Co	3.250	09/23/22	2,214,029

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$958,000		JPMorgan Chase & Co	5.500%	10/15/40	$1,171,112
200,000		JPMorgan Chase & Co	5.400	01/06/42	241,021
50,000		KeyBank NA	5.800	07/01/14	53,558
600,000		KeyCorp	3.750	08/13/15	642,079
150,000		KeyCorp	5.100	03/24/21	174,751
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	288,107
250,000		National Australia Bank	2.000	03/09/15	255,980
250,000		National Australia Bank	2.750	03/09/17	262,976
250,000		National Australia Bank Ltd	1.600	08/07/15	253,755
250,000		National Bank of Canada	1.500	06/26/15	254,283
500,000		National Bank of Canada	1.450	11/07/17	500,557
600,000		Nordic Investment Bank	3.625	06/17/13	609,312
500,000		Nordic Investment Bank	2.250	03/15/16	527,350
500,000		Nordic Investment Bank	0.750	01/17/18	497,250
350,000		Northern Trust Corp	2.375	08/02/22	345,818
100,000		People’s United Financial, Inc	3.650	12/06/22	100,520
750,000		PNC Bank NA	2.700	11/01/22	750,238
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	150,873
580,000		PNC Funding Corp	5.400	06/10/14	618,613
700,000		PNC Funding Corp	2.700	09/19/16	739,567
645,000		PNC Funding Corp	5.125	02/08/20	767,115
50,000		PNC Funding Corp	4.375	08/11/20	57,028
400,000		PNC Funding Corp	3.300	03/08/22	421,686
740,000		Rabobank Nederland NV	2.125	10/13/15	763,756
250,000		Regions Financial Corp	7.750	11/10/14	277,200
1,250,000		Royal Bank of Scotland Group plc	2.550	09/18/15	1,279,262
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	295,410
150,000		Santander Holdings USA, Inc	3.000	09/24/15	152,751
250,000		Sovereign Bank	8.750	05/30/18	294,370
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	254,762
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	256,294
100,000		SunTrust Banks, Inc	3.600	04/15/16	106,815
150,000		SunTrust Banks, Inc	3.500	01/20/17	161,088
100,000		SunTrust Banks, Inc	6.000	09/11/17	118,162
300,000		SunTrust Banks, Inc	7.250	03/15/18	367,163
50,000		SVB Financial Group	5.375	09/15/20	56,112
200,000		Svenska Handelsbanken AB	3.125	07/12/16	212,220
300,000		Svenska Handelsbanken AB	2.875	04/04/17	316,980
300,000		Toronto-Dominion Bank	2.500	07/14/16	315,614
650,000		Toronto-Dominion Bank	2.375	10/19/16	683,042
315,000		Union Bank of California NA	5.950	05/11/16	358,799
60,000		UnionBanCal Corp	5.250	12/16/13	62,365
225,000		UnionBanCal Corp	3.500	06/18/22	237,316
300,000		US Bancorp	2.200	11/15/16	312,572
940,000		US Bancorp	1.650	05/15/17	957,766
325,000		US Bancorp	3.000	03/15/22	338,009
200,000		US Bancorp	2.950	07/15/22	202,045
970,000		US Bank NA	6.300	02/04/14	1,028,653
250,000	i	US Bank NA	3.778	04/29/20	265,064
692,000		Wachovia Bank NA	4.800	11/01/14	742,761
1,110,000		Wachovia Bank NA	5.850	02/01/37	1,377,189
2,600,000		Wells Fargo & Co	1.250	02/13/15	2,624,383

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Wells Fargo & Co	1.500%	07/01/15	$1,017,229
650,000	i	Wells Fargo & Co	3.676	06/15/16	702,718
300,000		Wells Fargo & Co	5.125	09/15/16	337,884
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,292,340
500,000		Wells Fargo & Co	1.500	01/16/18	500,820
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,380,289
2,000,000		Wells Fargo & Co	3.500	03/08/22	2,133,304
264,000		Wells Fargo & Co	5.375	02/07/35	320,243
20,000		Western Union Co	5.930	10/01/16	21,973
500,000		Western Union Co	2.875	12/10/17	495,424
100,000		Western Union Co	3.650	08/22/18	102,218
400,000		Western Union Co	5.253	04/01/20	430,029
100,000		Westpac Banking Corp	1.850	12/09/13	101,461
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,536,724
500,000		Westpac Banking Corp	1.125	09/25/15	504,632
150,000		Westpac Banking Corp	3.000	12/09/15	159,094
400,000		Westpac Banking Corp	2.000	08/14/17	412,025
75,000		Westpac Banking Corp	4.875	11/19/19	87,499
185,000		Zions Bancorporation	7.750	09/23/14	202,049

		TOTAL BANKS			95,817,929

CAPITAL GOODS - 0.8%
250,000		Agilent Technologies, Inc	6.500	11/01/17	302,211
100,000		Agilent Technologies, Inc	5.000	07/15/20	114,658
100,000		Agilent Technologies, Inc	3.200	10/01/22	101,177
200,000		Applied Materials, Inc	4.300	06/15/21	223,294
100,000		Applied Materials, Inc	5.850	06/15/41	122,018
200,000		Arrow Electronics, Inc	5.125	03/01/21	215,582
225,000		Avnet, Inc	6.625	09/15/16	254,479
300,000		Avnet, Inc	4.875	12/01/22	305,870
100,000		Cameron International Corp	6.375	07/15/18	120,965
150,000		Cameron International Corp	3.600	04/30/22	156,666
100,000		Cameron International Corp	5.950	06/01/41	124,917
100,000		Carlisle Cos, Inc	5.125	12/15/20	110,854
100,000		Carlisle Cos, Inc	3.750	11/15/22	99,037
136,000		Caterpillar Financial Services Corp	6.125	02/17/14	144,996
150,000		Caterpillar Financial Services Corp	1.375	05/20/14	151,822
600,000		Caterpillar Financial Services Corp	0.700	11/06/15	598,468
250,000		Caterpillar Financial Services Corp	2.050	08/01/16	258,791
300,000		Caterpillar Financial Services Corp	1.750	03/24/17	308,077
500,000		Caterpillar Financial Services Corp	1.625	06/01/17	509,404
500,000		Caterpillar Financial Services Corp	5.850	09/01/17	600,399
500,000		Caterpillar Financial Services Corp	1.250	11/06/17	499,624
200,000		Caterpillar Financial Services Corp	5.450	04/15/18	238,900
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,772,098
50,000		Caterpillar, Inc	5.700	08/15/16	58,005
150,000		Caterpillar, Inc	1.500	06/26/17	151,918
200,000		Caterpillar, Inc	3.900	05/27/21	224,378
200,000		Caterpillar, Inc	2.600	06/26/22	201,708
438,000		Caterpillar, Inc	3.803	08/15/42	436,364
75,000		CRH America, Inc	5.300	10/15/13	77,477
150,000		CRH America, Inc	4.125	01/15/16	156,180

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		CRH America, Inc	6.000%	09/30/16	$393,269
450,000		Danaher Corp	5.625	01/15/18	541,215
150,000		Deere & Co	2.600	06/08/22	151,890
218,000		Deere & Co	5.375	10/16/29	279,067
150,000		Deere & Co	3.900	06/09/42	153,307
200,000		Dover Corp	4.875	10/15/15	222,381
150,000		Dover Corp	5.450	03/15/18	177,828
100,000		Dover Corp	5.375	03/01/41	126,799
200,000		Eaton Corp	5.600	05/15/18	236,617
300,000		Emerson Electric Co	5.250	10/15/18	362,904
400,000		Emerson Electric Co	4.875	10/15/19	478,879
100,000		Energizer Holdings, Inc	4.700	05/19/21	107,173
100,000		Energizer Holdings, Inc	4.700	05/24/22	107,082
150,000		Flowserve Corp	3.500	09/15/22	150,647
100,000		FMC Technologies, Inc	2.000	10/01/17	100,923
100,000		FMC Technologies, Inc	3.450	10/01/22	102,064
300,000		General Dynamics Corp	2.250	07/15/16	314,417
600,000		General Dynamics Corp	1.000	11/15/17	596,710
600,000		General Dynamics Corp	2.250	11/15/22	587,151
225,000		General Dynamics Corp	3.600	11/15/42	216,450
265,000		Goodrich Corp	6.125	03/01/19	327,609
185,000		Harsco Corp	5.125	09/15/13	189,385
100,000		IDEX Corp	4.500	12/15/20	106,557
200,000		IDEX Corp	4.200	12/15/21	208,960
100,000		Illinois Tool Works, Inc	6.250	04/01/19	124,522
200,000		Illinois Tool Works, Inc	4.875	09/15/41	234,485
500,000		Illinois Tool Works, Inc	3.900	09/01/42	513,749
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	207,585
695,000		John Deere Capital Corp	2.950	03/09/15	728,339
800,000		John Deere Capital Corp	5.500	04/13/17	940,594
250,000		John Deere Capital Corp	1.200	10/10/17	250,391
200,000		John Deere Capital Corp	3.150	10/15/21	210,901
200,000		John Deere Capital Corp	2.800	01/27/23	204,662
100,000		Joy Global, Inc	5.125	10/15/21	110,235
200,000		Kennametal, Inc	2.650	11/01/19	200,294
150,000		Kennametal, Inc	3.875	02/15/22	156,631
100,000		KLA-Tencor Corp	6.900	05/01/18	120,124
100,000		Legrand France S.A.	8.500	02/15/25	132,637
400,000		Lockheed Martin Corp	7.650	05/01/16	484,405
200,000		Lockheed Martin Corp	3.350	09/15/21	211,351
350,000		Lockheed Martin Corp	4.850	09/15/41	386,221
258,120	g	Lockheed Martin Corp	4.070	12/15/42	253,674
100,000		Mosaic Co	4.875	11/15/41	108,164
100,000		National Oilwell Varco, Inc	1.350	12/01/17	100,636
300,000		National Oilwell Varco, Inc	2.600	12/01/22	304,211
300,000		National Oilwell Varco, Inc	3.950	12/01/42	303,967
250,000		Parker Hannifin Corp	3.500	09/15/22	271,499
275,000	g	Pentair Finance S.A.	1.350	12/01/15	274,756
225,000	g	Pentair Finance S.A.	2.650	12/01/19	222,651
50,000		Raytheon Co	4.400	02/15/20	57,223
450,000		Raytheon Co	3.125	10/15/20	478,755
500,000		Raytheon Co	2.500	12/15/22	493,211

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Raytheon Co	7.200%	08/15/27	$278,306
100,000		Raytheon Co	4.700	12/15/41	113,166
100,000		Rockwell Automation, Inc	6.250	12/01/37	136,757
100,000		Rockwell Collins, Inc	3.100	11/15/21	105,053
200,000		Roper Industries, Inc	1.850	11/15/17	199,851
100,000		Roper Industries, Inc	6.250	09/01/19	119,513
200,000		Roper Industries, Inc	3.125	11/15/22	201,310
100,000		Snap-on, Inc	4.250	01/15/18	111,912
250,000		Stanley Black & Decker, Inc	3.400	12/01/21	260,958
600,000		Stanley Black & Decker, Inc	2.900	11/01/22	606,350
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	115,829
250,000		Textron, Inc	5.600	12/01/17	283,057
600,000	g	Turlock Corp	1.500	11/02/17	601,226
325,000	g	Turlock Corp	2.750	11/02/22	323,997
150,000	g	Turlock Corp	4.000	11/02/32	154,277
250,000	g	Turlock Corp	4.150	11/02/42	252,826
100,000	g	Tyco Flow Control Finance	1.875	09/15/17	100,294
100,000	g	Tyco Flow Control Finance	3.150	09/15/22	99,948
21,000		Tyco International Finance S.A.	3.375	10/15/15	22,275
83,000		Tyco International Finance S.A.	8.500	01/15/19	108,577
500,000		United Technologies Corp	4.875	05/01/15	549,076
300,000		United Technologies Corp	1.200	06/01/15	304,295
250,000		United Technologies Corp	1.800	06/01/17	257,340
500,000		United Technologies Corp	5.375	12/15/17	594,304
490,000		United Technologies Corp	4.500	04/15/20	575,678
325,000		United Technologies Corp	3.100	06/01/22	344,171
280,000		United Technologies Corp	5.400	05/01/35	346,814
280,000		United Technologies Corp	6.050	06/01/36	368,551
145,000		United Technologies Corp	5.700	04/15/40	186,443
1,350,000		United Technologies Corp	4.500	06/01/42	1,500,067
100,000		Valmont Industries, Inc	6.625	04/20/20	117,738
100,000		Xylem, Inc	3.550	09/20/16	106,533
100,000		Xylem, Inc	4.875	10/01/21	113,533

		TOTAL CAPITAL GOODS			32,525,519

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
700,000	g	ADT Corp	2.250	07/15/17	694,441
125,000	g	ADT Corp	3.500	07/15/22	121,574
200,000	g	ADT Corp	4.875	07/15/42	189,836
200,000		Celgene Corp	1.900	08/15/17	203,590
200,000		Celgene Corp	3.950	10/15/20	217,057
300,000		Celgene Corp	3.250	08/15/22	305,815
30,000		Corp Andina de Fomento	5.125	05/05/15	32,453
500,000		Corp Andina de Fomento	3.750	01/15/16	527,652
527,000		Corp Andina de Fomento	4.375	06/15/22	570,616
1,000,000		Council Of Europe Development Bank	2.625	02/16/16	1,057,800
500,000		Council Of Europe Development Bank	1.500	06/19/17	510,950
350,000		Daimler Finance North America LLC	6.500	11/15/13	367,408
150,000	g	Daimler Finance North America LLC	2.250	07/31/19	151,135
300,000		Daimler Finance North America LLC	8.500	01/18/31	466,930
300,000		eBay, Inc	0.700	07/15/15	301,123
300,000		eBay, Inc	1.350	07/15/17	303,494

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		eBay, Inc	3.250%	10/15/20	$215,716
400,000		eBay, Inc	2.600	07/15/22	404,096
200,000		eBay, Inc	4.000	07/15/42	194,785
150,000		Equifax, Inc	6.300	07/01/17	175,090
200,000		Equifax, Inc	3.300	12/15/22	198,388
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,261
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	232,307
300,000		Moody’s Corp	4.500	09/01/22	320,744
44,000		Quest Diagnostics, Inc	5.450	11/01/15	48,857
200,000		Quest Diagnostics, Inc	4.700	04/01/21	223,949
150,000		Quest Diagnostics, Inc	6.950	07/01/37	192,970
329,000	g	Reed Elsevier Capital, Inc	3.125	10/15/22	322,966
63,000		Republic Services, Inc	5.500	09/15/19	74,607
265,000		Republic Services, Inc	5.000	03/01/20	307,317
580,000		Republic Services, Inc	5.250	11/15/21	683,588
250,000		Republic Services, Inc	3.550	06/01/22	260,654
30,000		Republic Services, Inc	6.200	03/01/40	37,649
150,000		SAIC, Inc	4.450	12/01/20	162,482
100,000		Svensk Exportkredit AB	3.250	09/16/14	104,650
500,000		Svensk Exportkredit AB	1.750	05/30/17	513,200
300,000		Thomson Corp	5.700	10/01/14	324,312
345,000		Thomson Reuters Corp	6.500	07/15/18	431,147
145,000		Thomson Reuters Corp	5.850	04/15/40	179,427
200,000	g	URS Corp	5.000	04/01/22	205,893
25,000		Vanderbilt University	5.250	04/01/19	29,957
500,000		Waste Management, Inc	5.000	03/15/14	524,832
310,000		Waste Management, Inc	4.600	03/01/21	351,270
350,000		Waste Management, Inc	2.900	09/15/22	346,307
255,000		Waste Management, Inc	6.125	11/30/39	322,829

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,438,124

CONSUMER DURABLES & APPAREL - 0.1%
100,000		Hasbro, Inc	6.125	05/15/14	107,079
100,000		Hasbro, Inc	6.350	03/15/40	123,501
200,000		Leggett & Platt, Inc	3.400	08/15/22	205,732
100,000		Mattel Inc	4.350	10/01/20	107,857
100,000		Mattel, Inc	5.450	11/01/41	112,963
100,000		Newell Rubbermaid, Inc	4.700	08/15/20	110,449
200,000		Newell Rubbermaid, Inc	4.000	06/15/22	211,350
150,000		NVR, Inc	3.950	09/15/22	155,438
800,000		Rio Tinto Finance USA plc	1.625	08/21/17	809,989
400,000		Rio Tinto Finance USA plc	3.500	03/22/22	420,871
200,000		Rio Tinto Finance USA plc	4.750	03/22/42	221,137
150,000		Rio Tinto Finance USA plc	4.125	08/21/42	152,603
220,000		VF Corp	6.450	11/01/37	294,852
200,000		Whirlpool Corp	8.600	05/01/14	219,008
150,000		Whirlpool Corp	4.700	06/01/22	159,421

		TOTAL CONSUMER DURABLES & APPAREL			3,412,250

CONSUMER SERVICES - 0.3%
200,000		Board of Trustees of The Leland Stanford Junior University	3.625	05/01/14	208,550

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Board of Trustees of The Leland Stanford Junior University	4.750%	05/01/19	$118,091
100,000	Cintas Corp No 2	4.300	06/01/21	111,281
200,000	Cintas Corp No 2	3.250	06/01/22	205,338
500,000	Continental Airlines 2012 Class A Pass Thru Trusts	4.150	04/11/24	526,250
100,000	Cornell University	5.450	02/01/19	120,676
100,000	Darden Restaurants, Inc	6.200	10/15/17	118,232
200,000	Darden Restaurants, Inc	3.350	11/01/22	193,525
100,000	Darden Restaurants, Inc	6.800	10/15/37	118,623
75,000	Dartmouth College	4.750	06/01/19	87,991
300,000	Dun & Bradstreet Corp	3.250	12/01/17	303,178
100,000	George Washington University	3.485	09/15/22	105,781
175,000	GlaxoSmithKline Capital plc	0.750	05/08/15	175,854
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	304,362
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	311,596
100,000	Hyatt Hotels Corp	3.875	08/15/16	106,485
150,000	Johns Hopkins University	5.250	07/01/19	179,856
200,000	Marriott International, Inc	3.000	03/01/19	205,841
200,000	Marriott International, Inc	3.250	09/15/22	200,059
250,000	Massachusetts Institute of Technology	5.600	07/01/11	362,780
300,000	McDonald’s Corp	1.875	05/29/19	305,259
720,000	McDonald’s Corp	3.500	07/15/20	798,046
550,000	McDonald’s Corp	2.625	01/15/22	564,684
280,000	McDonald’s Corp	6.300	03/01/38	390,244
200,000	President and Fellows of Harvard College	4.875	10/15/40	242,542
100,000	Princeton University	4.950	03/01/19	119,126
220,000	Princeton University	5.700	03/01/39	296,492
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	198,253
700,000	Walt Disney Co	4.500	12/15/13	727,178
350,000	Walt Disney Co	0.875	12/01/14	352,887
70,000	Walt Disney Co	5.625	09/15/16	81,436
200,000	Walt Disney Co	1.100	12/01/17	200,420
850,000	Walt Disney Co	2.550	02/15/22	869,772
200,000	Walt Disney Co	2.350	12/01/22	201,837
200,000	Walt Disney Co	7.000	03/01/32	287,430
100,000	Walt Disney Co	4.375	08/16/41	110,459
100,000	Walt Disney Co	4.125	12/01/41	107,060
200,000	Walt Disney Co	3.700	12/01/42	200,211
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,262
250,000	Wyndham Worldwide Corp	2.950	03/01/17	255,642
200,000	Wyndham Worldwide Corp	4.250	03/01/22	206,503
200,000	Yale University	2.900	10/15/14	208,692
330,000	Yum! Brands, Inc	6.250	03/15/18	401,184
50,000	Yum! Brands, Inc	3.875	11/01/20	54,318
100,000	Yum! Brands, Inc	6.875	11/15/37	136,545

	TOTAL CONSUMER SERVICES			11,382,831

DIVERSIFIED FINANCIALS - 4.6%
300,000	Abbey National Treasury Services plc	2.875	04/25/14	306,269
300,000	Abbey National Treasury Services plc	4.000	04/27/16	317,213
150,000	ABN Amro Bank NV	4.650	06/04/18	153,291
500,000	African Development Bank	3.000	05/27/14	518,600

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		African Development Bank	1.250%	09/02/16	$255,925
700,000		African Development Bank	1.125	03/15/17	712,390
20,000		Ahold Finance USA LLC	6.875	05/01/29	25,520
600,000		American Express Centurion Bank	0.875	11/13/15	599,559
400,000		American Express Co	6.150	08/28/17	481,989
190,000		American Express Co	7.000	03/19/18	240,052
293,000	g	American Express Co	2.650	12/02/22	291,833
329,400	g	American Express Co	4.050	12/03/42	330,879
200,000		American Express Credit Corp	1.750	06/12/15	204,189
1,750,000		American Express Credit Corp	2.750	09/15/15	1,834,669
1,600,000		American Express Credit Corp	2.800	09/19/16	1,692,872
400,000		American Express Credit Corp	2.375	03/24/17	418,527
295,000		Ameriprise Financial, Inc	5.300	03/15/20	349,192
250,000		Australia & New Zealand Banking Group Ltd	1.875	10/06/17	254,877
4,220,000		Bank of America Corp	4.500	04/01/15	4,498,208
2,045,000		Bank of America Corp	3.700	09/01/15	2,161,849
550,000		Bank of America Corp	3.625	03/17/16	582,778
1,200,000		Bank of America Corp	6.500	08/01/16	1,385,711
585,000		Bank of America Corp	5.300	03/15/17	657,955
1,000,000		Bank of America Corp	3.875	03/22/17	1,084,521
575,000		Bank of America Corp	6.000	09/01/17	673,334
590,000		Bank of America Corp	5.750	12/01/17	687,701
320,000		Bank of America Corp	5.650	05/01/18	372,302
600,000		Bank of America Corp	5.490	03/15/19	666,491
2,300,000		Bank of America Corp	5.875	01/05/21	2,753,746
500,000		Bank of America Corp	5.700	01/24/22	601,274
700,000		Bank of America Corp	5.875	02/07/42	873,312
400,000		Bank of Montreal	0.800	11/06/15	399,428
450,000		Bank of Montreal	2.500	01/11/17	471,707
200,000		Bank of Montreal	1.400	09/11/17	200,760
400,000		Bank of Montreal	2.550	11/06/22	395,999
100,000		Bank of New York Mellon Corp	1.500	01/31/14	101,170
530,000		Bank of New York Mellon Corp	4.300	05/15/14	557,013
300,000		Bank of New York Mellon Corp	1.700	11/24/14	306,806
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,202,042
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	103,130
500,000		Bank of New York Mellon Corp	1.300	01/25/18	498,380
500,000		Bank of New York Mellon Corp	3.550	09/23/21	544,778
40,000		Bank of Nova Scotia	2.250	01/22/13	40,044
220,000		Bank of Nova Scotia	2.375	12/17/13	224,180
900,000		Bank of Nova Scotia	3.400	01/22/15	948,850
100,000		Bank of Nova Scotia	2.050	10/07/15	103,348
200,000		Bank of Nova Scotia	0.750	10/09/15	198,904
500,000		Bank of Nova Scotia	2.900	03/29/16	529,934
150,000		Bank of Nova Scotia	2.550	01/12/17	157,837
400,000		Bank of Nova Scotia	1.375	12/18/17	400,554
200,000		Bank of Nova Scotia	4.375	01/13/21	231,595
510,000		Barclays Bank plc	5.200	07/10/14	542,649
500,000		Barclays Bank plc	2.750	02/23/15	517,917
1,900,000		Barclays Bank plc	5.000	09/22/16	2,129,685
80,000		Bear Stearns Cos LLC	5.300	10/30/15	88,655
116,000		Bear Stearns Cos LLC	5.550	01/22/17	130,814

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Berkshire Hathaway, Inc	3.200%	02/11/15	$52,639
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	723,605
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	220,311
275,000		BlackRock, Inc	3.500	12/10/14	290,432
210,000		BlackRock, Inc	6.250	09/15/17	256,638
390,000		BlackRock, Inc	5.000	12/10/19	466,647
125,000		BlackRock, Inc	3.375	06/01/22	132,760
100,000		Block Financial LLC	5.125	10/30/14	105,291
200,000		Block Financial LLC	5.500	11/01/22	205,772
480,000		BNP Paribas	3.250	03/11/15	500,967
800,000		BNP Paribas	3.600	02/23/16	846,758
700,000		BNP Paribas	5.000	01/15/21	786,202
500,000		BNP Paribas S.A.	2.375	09/14/17	507,173
400,000		Canadian Imperial Bank of Commerce	0.900	10/01/15	401,724
425,000		Canadian Imperial Bank of Commerce	2.350	12/11/15	445,985
810,000		Capital One Bank USA NA	8.800	07/15/19	1,096,819
700,000		Capital One Financial Corp	7.375	05/23/14	761,480
300,000		Capital One Financial Corp	2.150	03/23/15	306,222
600,000		Capital One Financial Corp	1.000	11/06/15	597,973
250,000		Capital One Financial Corp	3.150	07/15/16	265,421
250,000		Capital One Financial Corp	4.750	07/15/21	288,290
146,875		Carobao Leasing LLC	1.829	09/07/24	149,200
200,000		Charles Schwab Corp	0.850	12/04/15	200,455
100,000		Charles Schwab Corp	4.450	07/22/20	113,006
200,000	g	Charles Schwab Corp	3.225	09/01/22	202,971
120,000		CME Group, Inc	5.750	02/15/14	126,726
350,000		CME Group, Inc	3.000	09/15/22	355,126
400,000		Commonwealth Bank of Australia	1.950	03/16/15	410,456
250,000		Commonwealth Bank of Australia	1.250	09/18/15	252,731
250,000		Commonwealth Bank of Australia	1.900	09/18/17	255,606
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	429,714
600,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	645,674
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	384,013
2,080,000		Credit Suisse	5.500	05/01/14	2,213,105
2,250,000		Credit Suisse	5.400	01/14/20	2,529,878
250,000		Diageo Investment Corp	2.875	05/11/22	258,069
100,000		Diageo Investment Corp	4.250	05/11/42	106,555
155,000		Digital Realty Trust LP	4.500	07/15/15	164,921
300,000		Digital Realty Trust LP	3.625	10/01/22	294,639
100,000		Discover Financial Services	5.200	04/27/22	113,871
90,000		Eaton Vance Corp	6.500	10/02/17	108,587
500,000		Excalibur One 77B LLC	1.491	01/01/25	496,256
750,000		FMS Wertmanagement AoeR	1.000	11/21/17	749,025
3,000,000		Ford Motor Credit Co LLC	2.750	05/15/15	3,061,710
300,000		Ford Motor Credit Co LLC	2.500	01/15/16	303,697
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	821,940
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,103,436
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,164,538
450,000		Ford Motor Credit Co LLC	4.250	09/20/22	475,823
125,000		Franklin Resources, Inc	3.125	05/20/15	131,532
150,000		Franklin Resources, Inc	2.800	09/15/22	151,834
2,335,000		General Electric Capital Corp	5.500	06/04/14	2,492,634

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		General Electric Capital Corp	2.150%	01/09/15	$205,427
1,605,000		General Electric Capital Corp	3.500	06/29/15	1,705,508
350,000		General Electric Capital Corp	1.625	07/02/15	355,808
400,000		General Electric Capital Corp	2.250	11/09/15	413,086
750,000		General Electric Capital Corp	1.000	12/11/15	753,018
1,050,000		General Electric Capital Corp	2.950	05/09/16	1,106,036
200,000		General Electric Capital Corp	2.900	01/09/17	211,468
800,000		General Electric Capital Corp	2.300	04/27/17	829,505
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,917,048
500,000		General Electric Capital Corp	1.600	11/20/17	500,325
200,000		General Electric Capital Corp	2.100	12/11/19	200,565
630,000		General Electric Capital Corp	5.500	01/08/20	745,738
1,855,000		General Electric Capital Corp	4.375	09/16/20	2,070,265
250,000		General Electric Capital Corp	4.625	01/07/21	283,574
300,000		General Electric Capital Corp	5.300	02/11/21	348,235
200,000		General Electric Capital Corp	4.650	10/17/21	228,207
1,900,000		General Electric Capital Corp	3.150	09/07/22	1,941,217
2,025,000		General Electric Capital Corp	6.750	03/15/32	2,629,936
1,200,000		General Electric Capital Corp	5.875	01/14/38	1,447,502
927,000		General Electric Capital Corp	6.875	01/10/39	1,260,070
340,000	i	Goldman Sachs Capital II	4.000	06/01/43	265,567
1,250,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,302,821
1,630,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,720,286
500,000		Goldman Sachs Group, Inc	1.600	11/23/15	503,513
1,875,000		Goldman Sachs Group, Inc	3.625	02/07/16	1,984,731
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	640,031
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	70,486
1,195,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,503,615
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,870,805
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,366,444
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,481,969
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,748,643
65,000		Goldman Sachs Group, Inc	6.450	05/01/36	71,294
1,850,000		Goldman Sachs Group, Inc	6.250	02/01/41	2,269,804
1,200,000		HSBC Finance Corp	5.500	01/19/16	1,340,946
782,000		HSBC Finance Corp	6.676	01/15/21	927,742
150,000	g	ING (US) FINANCE	5.500	07/15/22	162,781
125,000		Invesco Finance plc	3.125	11/30/22	126,261
130,000		Jefferies Group, Inc	3.875	11/09/15	134,225
425,000		Jefferies Group, Inc	8.500	07/15/19	507,875
500,000		Jefferies Group, Inc	6.875	04/15/21	560,000
100,000		Jefferies Group, Inc	6.450	06/08/27	106,500
125,000		John Deere Capital Corp	0.875	04/17/15	125,550
100,000		John Deere Capital Corp	2.000	01/13/17	103,472
300,000		John Deere Capital Corp	1.400	03/15/17	302,868
350,000		John Deere Capital Corp	1.700	01/15/20	346,415
1,500,000		KFW	3.250	03/15/13	1,508,850
600,000		KFW	0.625	04/24/15	604,191
1,500,000		KFW	1.250	02/15/17	1,530,615
600,000		KFW	2.625	01/25/22	635,222
750,000		KFW	2.000	10/04/22	751,607
100,000		Korea Finance Corp	3.250	09/20/16	104,942

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$700,000		Korea Finance Corp	2.250%	08/07/17	$708,687
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	642,405
1,750,000		Kreditanstalt fuer Wiederaufbau	4.000	10/15/13	1,800,557
1,000,000		Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,010,880
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,058,566
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,568,835
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,303,679
6,925,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	8,056,427
1,125,000		Landwirtschaftliche Rentenbank	4.125	07/15/13	1,147,882
1,025,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	1,202,161
1,000,000		Landwirtschaftliche Rentenbank	1.375	10/23/19	997,800
203,000		Lazard Group LLC	7.125	05/15/15	225,672
700,000		Lloyds TSB Bank plc	4.200	03/28/17	776,048
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,479,687
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,265,727
1,000,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,091,550
300,000		Morgan Stanley	4.750	04/01/14	310,643
3,300,000		Morgan Stanley	6.000	05/13/14	3,494,601
100,000		Morgan Stanley	2.875	07/28/14	102,201
720,000		Morgan Stanley	6.000	04/28/15	784,230
200,000		Morgan Stanley	3.800	04/29/16	209,957
970,000		Morgan Stanley	5.450	01/09/17	1,073,384
300,000		Morgan Stanley	4.750	03/22/17	327,288
550,000		Morgan Stanley	5.550	04/27/17	609,749
245,000		Morgan Stanley	5.950	12/28/17	277,439
796,000		Morgan Stanley	7.300	05/13/19	967,315
300,000		Morgan Stanley	5.625	09/23/19	339,294
590,000		Morgan Stanley	5.500	01/26/20	661,858
200,000		Morgan Stanley	5.750	01/25/21	228,407
1,200,000		Morgan Stanley	5.500	07/28/21	1,362,449
2,500,000		Morgan Stanley	4.875	11/01/22	2,588,485
600,000		Morgan Stanley	7.250	04/01/32	754,852
500,000		Morgan Stanley	6.375	07/24/42	586,153
400,000	i	Murray Street Investment Trust	4.647	03/09/17	432,659
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	239,653
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	161,883
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	1,086,490
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	367,176
250,000		Nomura Holdings, Inc	5.000	03/04/15	265,065
260,000		Nomura Holdings, Inc	4.125	01/19/16	271,380
430,000		Nomura Holdings, Inc	6.700	03/04/20	501,833
400,000		Northern Trust Corp	4.625	05/01/14	421,526
300,000		NYSE Euronext	2.000	10/05/17	304,974
150,000		Oesterreichische Kontrollbank AG.	3.625	06/17/13	152,180
1,000,000		Oesterreichische Kontrollbank AG.	1.375	01/21/14	1,010,110
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	929,600
600,000		ORIX Corp	5.000	01/12/16	649,890
200,000		ORIX Corp	3.750	03/09/17	211,121
500,000		PACCAR Financial Corp	0.700	11/16/15	499,277
300,000		PACCAR Financial Corp	1.600	03/15/17	304,701
200,000		Principal Life Income Funding Trusts	5.550	04/27/15	221,023
500,000		Rabobank Nederland NV	4.500	01/11/21	561,991

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$350,000	Rabobank Nederland NV	5.250%	05/24/41	$410,988
100,000	Raymond James Financial, Inc	4.250	04/15/16	105,138
300,000	Raymond James Financial, Inc	5.625	04/01/24	335,808
500,000	Royal Bank of Canada	1.125	01/15/14	503,382
500,000	Royal Bank of Canada	1.150	03/13/15	505,427
500,000	Royal Bank of Canada	0.800	10/30/15	499,425
200,000	Royal Bank of Canada	0.625	12/04/15	199,488
335,000	Royal Bank of Canada	2.625	12/15/15	353,584
200,000	Royal Bank of Canada	2.300	07/20/16	208,426
500,000	Royal Bank of Canada	1.200	09/19/17	501,200
750,000	Royal Bank of Scotland plc	6.125	01/11/21	906,133
500,000	Sasol Financing International plc	4.500	11/14/22	502,500
80,000	SLM Corp	5.375	01/15/13	80,000
950,000	SLM Corp	6.250	01/25/16	1,033,125
500,000	SLM Corp	6.000	01/25/17	541,250
150,000	SLM Corp	4.625	09/25/17	153,563
680,000	SLM Corp	8.450	06/15/18	795,600
200,000	SLM Corp	7.250	01/25/22	220,500
250,000	Societe Generale S.A.	2.750	10/12/17	254,306
350,000	State Street Corp	4.300	05/30/14	368,890
200,000	State Street Corp	2.875	03/07/16	212,177
300,000	State Street Corp	4.375	03/07/21	348,681
300,000	Syngenta Finance NV	3.125	03/28/22	315,473
150,000	TD Ameritrade Holding Corp	4.150	12/01/14	159,863
392,000	Telefonica Europe BV	8.250	09/15/30	464,030
50,000	Toyota Motor Credit Corp	1.375	08/12/13	50,298
500,000	Toyota Motor Credit Corp	1.000	02/17/15	503,354
250,000	Toyota Motor Credit Corp	3.200	06/17/15	265,102
225,000	Toyota Motor Credit Corp	0.875	07/17/15	225,927
700,000	Toyota Motor Credit Corp	2.800	01/11/16	736,432
300,000	Toyota Motor Credit Corp	2.000	09/15/16	311,024
150,000	Toyota Motor Credit Corp	2.050	01/12/17	155,139
400,000	Toyota Motor Credit Corp	1.750	05/22/17	409,612
500,000	Toyota Motor Credit Corp	1.250	10/05/17	503,557
300,000	Toyota Motor Credit Corp	3.400	09/15/21	326,719
1,500,000	UBS AG.	2.250	01/28/14	1,521,660
330,000	UBS AG.	5.750	04/25/18	391,757
1,375,000	UBS AG.	4.875	08/04/20	1,597,709
500,000	Unilever Capital Corp	2.750	02/10/16	529,566
400,000	Unilever Capital Corp	0.850	08/02/17	395,970
250,000	Unilever Capital Corp	4.800	02/15/19	294,742
250,000	Unilever Capital Corp	4.250	02/10/21	288,559
30,000	Unilever Capital Corp	5.900	11/15/32	41,170

	TOTAL DIVERSIFIED FINANCIALS			182,507,307

ENERGY - 2.3%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	748,235
700,000	Anadarko Petroleum Corp	6.375	09/15/17	836,147
465,000	Anadarko Petroleum Corp	8.700	03/15/19	627,503
825,000	Anadarko Petroleum Corp	6.200	03/15/40	1,017,625
100,000	Apache Corp	1.750	04/15/17	102,686
400,000	Apache Corp	6.900	09/15/18	510,129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$275,000	Apache Corp	3.250%	04/15/22	$291,447
300,000	Apache Corp	2.625	01/15/23	299,437
480,000	Apache Corp	5.100	09/01/40	545,636
300,000	Apache Corp	5.250	02/01/42	347,362
350,000	Apache Corp	4.750	04/15/43	381,012
300,000	Apache Corp	4.250	01/15/44	306,503
200,000	Baker Hughes, Inc	7.500	11/15/18	264,950
450,000	Baker Hughes, Inc	3.200	08/15/21	479,747
215,000	Baker Hughes, Inc	5.125	09/15/40	258,776
200,000	Boardwalk Pipelines LP	5.750	09/15/19	226,071
250,000	BP Capital Markets plc	5.250	11/07/13	260,152
100,000	BP Capital Markets plc	1.700	12/05/14	102,078
395,000	BP Capital Markets plc	3.875	03/10/15	420,813
590,000	BP Capital Markets plc	3.125	10/01/15	626,313
700,000	BP Capital Markets plc	0.700	11/06/15	698,997
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,066,723
200,000	BP Capital Markets plc	1.846	05/05/17	204,455
850,000	BP Capital Markets plc	1.375	11/06/17	850,750
300,000	BP Capital Markets plc	4.500	10/01/20	345,738
150,000	BP Capital Markets plc	4.742	03/11/21	175,655
650,000	BP Capital Markets plc	3.561	11/01/21	702,384
200,000	BP Capital Markets plc	3.245	05/06/22	210,701
850,000	BP Capital Markets plc	2.500	11/06/22	842,208
100,000	Buckeye Partners LP	5.300	10/15/14	106,567
200,000	Buckeye Partners LP	4.875	02/01/21	207,136
575,000	Burlington Resources Finance Co	7.200	08/15/31	807,926
200,000	Burlington Resources Finance Co	7.400	12/01/31	285,115
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	706,784
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	1,095,057
45,000	Cenovus Energy, Inc	4.500	09/15/14	47,741
340,000	Cenovus Energy, Inc	5.700	10/15/19	412,303
125,000	Cenovus Energy, Inc	3.000	08/15/22	127,665
200,000	Cenovus Energy, Inc	6.750	11/15/39	270,738
200,000	Cenovus Energy, Inc	4.450	09/15/42	207,938
500,000	Chevron Corp	1.104	12/05/17	503,491
200,000	Chevron Corp	4.950	03/03/19	238,594
300,000	Chevron Corp	2.355	12/05/22	300,492
1,005,000	ConocoPhillips	4.600	01/15/15	1,086,099
600,000	ConocoPhillips	5.750	02/01/19	737,953
785,000	ConocoPhillips	6.500	02/01/39	1,113,239
200,000	ConocoPhillips Co	1.050	12/15/17	199,366
400,000	ConocoPhillips Co	2.400	12/15/22	398,730
500,000	ConocoPhillips Holding Co	6.950	04/15/29	697,086
300,000	DCP Midstream Operating LP	2.500	12/01/17	298,402
200,000	DCP Midstream Operating LP	4.950	04/01/22	212,231
150,000	Devon Energy Corp	1.875	05/15/17	152,914
350,000	Devon Energy Corp	6.300	01/15/19	434,325
525,000	Devon Energy Corp	3.250	05/15/22	547,938
600,000	Devon Energy Corp	7.950	04/15/32	887,675
200,000	Devon Energy Corp	4.750	05/15/42	213,963
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	370,250
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	128,287

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Ecopetrol S.A.	7.625%	07/23/19	$323,125
400,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	392,179
495,000		Enbridge Energy Partners LP	5.200	03/15/20	558,327
300,000		Enbridge Energy Partners LP	5.500	09/15/40	332,756
300,000		EnCana Corp	3.900	11/15/21	325,843
220,000		EnCana Corp	6.500	05/15/19	271,549
515,000		EnCana Corp	6.625	08/15/37	656,545
150,000		EnCana Corp	5.150	11/15/41	161,242
400,000		EnCana Holdings Finance Corp	5.800	05/01/14	425,195
400,000		Ensco plc	3.250	03/15/16	424,158
700,000		Ensco plc	4.700	03/15/21	787,750
40,000		Enterprise Products Operating LLC	5.600	10/15/14	43,302
145,000		Enterprise Products Operating LLC	5.000	03/01/15	156,877
200,000		Enterprise Products Operating LLC	1.250	08/13/15	201,228
735,000		Enterprise Products Operating LLC	6.300	09/15/17	889,079
130,000		Enterprise Products Operating LLC	6.500	01/31/19	162,917
600,000		Enterprise Products Operating LLC	5.200	09/01/20	716,168
400,000		Enterprise Products Operating LLC	4.050	02/15/22	442,145
480,000		Enterprise Products Operating LLC	6.125	10/15/39	579,885
300,000		Enterprise Products Operating LLC	4.850	08/15/42	322,006
100,000		Enterprise Products Operating LLC	4.450	02/15/43	101,251
300,000		EOG Resources, Inc	6.125	10/01/13	312,479
100,000		EOG Resources, Inc	2.500	02/01/16	104,578
440,000		EOG Resources, Inc	4.100	02/01/21	501,695
600,000		EOG Resources, Inc	2.625	03/15/23	604,222
50,000		EQT Corp	6.500	04/01/18	58,125
350,000		EQT Corp	8.125	06/01/19	433,239
200,000	g	Gulf South Pipeline Co LP	4.000	06/15/22	211,099
400,000		Halliburton Co	6.150	09/15/19	503,707
400,000		Halliburton Co	7.450	09/15/39	608,846
250,000		Halliburton Co	4.500	11/15/41	279,093
425,000		Hess Corp	8.125	02/15/19	559,345
200,000		Hess Corp	7.875	10/01/29	278,079
740,000		Hess Corp	5.600	02/15/41	875,182
300,000		Husky Energy, Inc	5.900	06/15/14	321,554
30,000		Husky Energy, Inc	7.250	12/15/19	38,959
200,000		Husky Energy, Inc	3.950	04/15/22	214,852
130,000		Husky Energy, Inc	6.800	09/15/37	171,920
200,000		Magellan Midstream Partners LP	6.550	07/15/19	247,243
125,000		Magellan Midstream Partners LP	4.250	02/01/21	138,058
500,000		Magellan Midstream Partners LP	4.200	12/01/42	481,483
200,000		Marathon Oil Corp	0.900	11/01/15	200,161
400,000		Marathon Oil Corp	6.000	10/01/17	480,782
350,000		Marathon Oil Corp	2.800	11/01/22	352,169
255,000		Marathon Oil Corp	6.600	10/01/37	340,738
200,000		Marathon Petroleum Corp	3.500	03/01/16	212,902
250,000		Marathon Petroleum Corp	5.125	03/01/21	294,210
350,000		Marathon Petroleum Corp	6.500	03/01/41	443,470
125,000		Murphy Oil Corp	2.500	12/01/17	125,771
200,000		Murphy Oil Corp	4.000	06/01/22	201,591
200,000		Murphy Oil Corp	3.700	12/01/22	199,239
200,000		Murphy Oil Corp	5.125	12/01/42	194,650

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		Nabors Industries, Inc	6.150%	02/15/18	$147,005
424,000		Nabors Industries, Inc	9.250	01/15/19	560,549
350,000		Nabors Industries, Inc	4.625	09/15/21	376,684
935,000		Nexen, Inc	6.400	05/15/37	1,208,770
150,000		Noble Energy, Inc	8.250	03/01/19	196,594
350,000		Noble Energy, Inc	4.150	12/15/21	386,379
200,000		Noble Energy, Inc	6.000	03/01/41	240,921
100,000		Noble Holding International Ltd	3.450	08/01/15	105,377
100,000		Noble Holding International Ltd	2.500	03/15/17	103,204
305,000		Noble Holding International Ltd	4.900	08/01/20	343,044
100,000		Noble Holding International Ltd	6.200	08/01/40	118,285
400,000		Noble Holding International Ltd	5.250	03/15/42	426,512
350,000		Occidental Petroleum Corp	2.500	02/01/16	367,659
350,000		Occidental Petroleum Corp	1.750	02/15/17	358,903
250,000		Occidental Petroleum Corp	1.500	02/15/18	253,210
250,000		Occidental Petroleum Corp	3.125	02/15/22	265,922
350,000		Occidental Petroleum Corp	2.700	02/15/23	357,131
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	494,700
185,000		Pemex Project Funding Master Trust	5.750	03/01/18	215,988
350,000		Petrobras International Finance Co	3.875	01/27/16	369,251
47,000		Petrobras International Finance Co	6.125	10/06/16	53,117
625,000		Petrobras International Finance Co	3.500	02/06/17	655,467
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,405,210
100,000		Petrobras International Finance Co	5.750	01/20/20	113,836
850,000		Petrobras International Finance Co	5.375	01/27/21	956,947
875,000		Petrobras International Finance Co	6.875	01/20/40	1,111,569
600,000		Petrobras International Finance Co-Pifco	9.125	07/02/13	621,750
500,000		Petrobras International Finance Co-Pifco	2.875	02/06/15	513,048
300,000		Petrobras International Finance Co-Pifco	6.750	01/27/41	380,126
75,000		Petro-Canada	6.800	05/15/38	102,284
700,000		Petrohawk Energy Corp	7.250	08/15/18	790,263
505,000		Petroleos Mexicanos	4.875	03/15/15	544,137
80,000		Petroleos Mexicanos	8.000	05/03/19	104,600
775,000		Petroleos Mexicanos	6.000	03/05/20	926,125
800,000		Petroleos Mexicanos	5.500	01/21/21	934,800
240,000		Petroleos Mexicanos	4.875	01/24/22	270,840
300,000		Petroleos Mexicanos	1.700	12/20/22	302,263
300,000		Petroleos Mexicanos	2.000	12/20/22	306,757
940,000		Petroleos Mexicanos	6.500	06/02/41	1,179,700
800,000	g	Petroleos Mexicanos	5.500	06/27/44	880,000
250,000		Petroleos Mexicanos	5.500	06/27/44	275,000
150,000	g	Phillips 66	4.300	04/01/22	167,613
300,000		Pioneer Natural Resources Co	6.650	03/15/17	353,450
375,000		Pioneer Natural Resources Co	3.950	07/15/22	392,953
200,000		Plains All American Pipeline LP	6.125	01/15/17	235,846
700,000		Plains All American Pipeline LP	5.000	02/01/21	810,848
200,000		Plains All American Pipeline LP	2.850	01/31/23	198,154
100,000		Plains All American Pipeline LP	6.650	01/15/37	130,955
250,000		Plains All American Pipeline LP	5.150	06/01/42	281,647
100,000		Rowan Cos, Inc	5.000	09/01/17	111,090
250,000		Rowan Cos, Inc	4.875	06/01/22	271,517
100,000		Rowan Cos, Inc	5.400	12/01/42	101,270

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$440,000		Shell International Finance BV	3.100%	06/28/15	$466,119
300,000		Shell International Finance BV	0.625	12/04/15	301,077
200,000		Shell International Finance BV	1.125	08/21/17	200,938
805,000		Shell International Finance BV	4.300	09/22/19	932,588
1,130,000		Shell International Finance BV	4.375	03/25/20	1,310,743
200,000		Shell International Finance BV	2.375	08/21/22	200,936
500,000		Shell International Finance BV	2.250	01/06/23	493,967
421,000		Shell International Finance BV	6.375	12/15/38	591,491
200,000		Shell International Finance BV	3.625	08/21/42	198,233
200,000		Southwestern Energy Co	7.500	02/01/18	245,091
125,000		Southwestern Energy Co	4.100	03/15/22	134,457
210,000		Statoil ASA	2.900	10/15/14	218,545
350,000		Statoil ASA	3.125	08/17/17	380,928
375,000		Statoil ASA	1.200	01/17/18	375,069
450,000		Statoil ASA	5.250	04/15/19	539,583
250,000		Statoil ASA	3.150	01/23/22	264,216
375,000		Statoil ASA	2.450	01/17/23	374,122
200,000		Statoil ASA	5.100	08/17/40	240,969
400,000		Statoil ASA	4.250	11/23/41	430,361
550,000		Suncor Energy, Inc	6.100	06/01/18	670,900
900,000		Suncor Energy, Inc	6.500	06/15/38	1,200,415
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	115,009
25,000		Talisman Energy, Inc	7.750	06/01/19	32,222
250,000		Talisman Energy, Inc	3.750	02/01/21	268,257
300,000		Talisman Energy, Inc	5.850	02/01/37	337,543
200,000		Talisman Energy, Inc	5.500	05/15/42	220,430
400,000		Total Capital International S.A.	0.750	01/25/16	398,481
400,000		Total Capital International S.A.	1.550	06/28/17	406,167
500,000		Total Capital International S.A.	2.875	02/17/22	521,911
400,000		Total Capital International S.A.	2.700	01/25/23	407,491
320,000		TransCanada Pipelines Ltd	4.000	06/15/13	325,157
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	429,271
469,000		TransCanada Pipelines Ltd	7.625	01/15/39	705,543
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	321,564
300,000		TransCanada PipeLines Ltd	0.875	03/02/15	301,699
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	669,539
300,000		TransCanada PipeLines Ltd	2.500	08/01/22	300,607
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	266,525
200,000		Transocean, Inc	2.500	10/15/17	202,104
443,000		Transocean, Inc	6.000	03/15/18	513,787
700,000		Transocean, Inc	6.500	11/15/20	847,786
150,000		Transocean, Inc	6.375	12/15/21	182,296
550,000		Transocean, Inc	3.800	10/15/22	563,713
200,000		Transocean, Inc	6.800	03/15/38	244,834
165,000		Vale Overseas Ltd	6.250	01/23/17	189,848
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,129,124
742,000		Vale Overseas Ltd	4.375	01/11/22	792,090
150,000		Vale Overseas Ltd	8.250	01/17/34	205,140
864,000		Vale Overseas Ltd	6.875	11/21/36	1,070,997
680,000		Valero Energy Corp	6.125	02/01/20	826,870
330,000		Valero Energy Corp	7.500	04/15/32	423,391
200,000		Valero Energy Corp	6.625	06/15/37	246,408

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$840,000	Weatherford Bermuda Holdings Ltd	5.125%	09/15/20	$925,672
60,000	Weatherford Bermuda Holdings Ltd	6.750	09/15/40	68,039
150,000	Weatherford International Ltd	9.625	03/01/19	195,695
200,000	Weatherford International Ltd	4.500	04/15/22	212,252
500,000	Weatherford International Ltd	5.950	04/15/42	542,675
300,000	XTO Energy, Inc	6.250	08/01/17	371,576

	TOTAL ENERGY			92,740,937

FOOD & STAPLES RETAILING - 0.2%
550,000	CVS Caremark Corp	3.250	05/18/15	583,095
110,000	CVS Caremark Corp	5.750	06/01/17	131,513
185,000	CVS Caremark Corp	4.750	05/18/20	217,142
500,000	CVS Caremark Corp	4.125	05/15/21	563,964
200,000	CVS Caremark Corp	2.750	12/01/22	200,744
650,000	CVS Caremark Corp	6.125	09/15/39	831,844
105,000	Delhaize Group S.A.	6.500	06/15/17	119,189
100,000	Delhaize Group S.A.	4.125	04/10/19	103,225
235,000	Delhaize Group S.A.	5.700	10/01/40	220,272
300,000	Kroger Co	6.400	08/15/17	362,107
55,000	Kroger Co	6.800	12/15/18	68,737
445,000	Kroger Co	6.150	01/15/20	542,233
200,000	Kroger Co	3.400	04/15/22	206,833
100,000	Kroger Co	6.900	04/15/38	128,907
250,000	Kroger Co	5.000	04/15/42	266,932
239,000	Safeway, Inc	6.350	08/15/17	271,436
25,000	Safeway, Inc	5.000	08/15/19	26,897
240,000	Safeway, Inc	3.950	08/15/20	240,054
150,000	Safeway, Inc	4.750	12/01/21	154,544
50,000	Starbucks Corp	6.250	08/15/17	60,143
200,000	SYSCO Corp	5.250	02/12/18	238,418
250,000	SYSCO Corp	2.600	06/12/22	255,135
100,000	SYSCO Corp	5.375	09/21/35	122,533
450,000	Walgreen Co	1.000	03/13/15	450,379
200,000	Walgreen Co	1.800	09/15/17	201,115
100,000	Walgreen Co	5.250	01/15/19	117,292
200,000	Walgreen Co	3.100	09/15/22	201,734
200,000	Walgreen Co	4.400	09/15/42	203,528

	TOTAL FOOD & STAPLES RETAILING			7,089,945

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	54,272
85,000	Altria Group, Inc	9.700	11/10/18	118,994
348,000	Altria Group, Inc	9.250	08/06/19	484,117
1,800,000	Altria Group, Inc	4.750	05/05/21	2,039,893
800,000	Altria Group, Inc	2.850	08/09/22	791,623
155,000	Altria Group, Inc	10.200	02/06/39	259,288
300,000	Altria Group, Inc	4.250	08/09/42	290,939
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	378,822
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	501,308
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	1,006,144
175,000	Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	176,843
800,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	973,627

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,390,000		Anheuser-Busch InBev Worldwide, Inc	5.000%	04/15/20	$1,663,371
1,750,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,760,955
485,000		Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	673,845
100,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	100,462
100,000		Archer-Daniels-Midland Co	5.450	03/15/18	119,708
740,000	g	Archer-Daniels-Midland Co	4.016	04/16/43	707,702
200,000		Beam, Inc	3.250	05/15/22	207,426
520,000		Bottling Group LLC	6.950	03/15/14	559,148
450,000		Bottling Group LLC	5.125	01/15/19	531,342
200,000		Brown-Forman Corp	1.000	01/15/18	198,867
200,000		Brown-Forman Corp	2.250	01/15/23	197,405
400,000		Bunge Ltd	4.100	03/15/16	429,690
100,000		Bunge Ltd	3.200	06/15/17	104,363
100,000		Bunge Ltd	8.500	06/15/19	128,669
325,000		Campbell Soup Co	3.050	07/15/17	351,361
100,000		Campbell Soup Co	4.250	04/15/21	113,129
150,000		Campbell Soup Co	2.500	08/02/22	148,658
150,000		Campbell Soup Co	3.800	08/02/42	146,244
325,000		Coca-Cola Co	1.500	11/15/15	332,823
1,835,000		Coca-Cola Co	1.800	09/01/16	1,895,280
500,000		Coca-Cola Co	1.650	03/14/18	512,166
410,000		Coca-Cola Co	3.150	11/15/20	446,152
150,000		Coca-Cola Enterprises, Inc	2.125	09/15/15	154,886
100,000		Coca-Cola Enterprises, Inc	3.500	09/15/20	106,270
100,000		Coca-Cola Enterprises, Inc	3.250	08/19/21	103,749
100,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	112,758
100,000		Coca-Cola HBC Finance BV	5.500	09/17/15	109,222
200,000		ConAgra Foods, Inc	2.100	03/15/18	200,331
325,000		ConAgra Foods, Inc	7.000	04/15/19	400,053
200,000		ConAgra Foods, Inc	3.250	09/15/22	200,888
100,000		ConAgra Foods, Inc	7.000	10/01/28	125,711
100,000		Corn Products International, Inc	4.625	11/01/20	111,657
350,000		Diageo Capital plc	5.500	09/30/16	406,770
1,000,000		Diageo Capital plc	1.500	05/11/17	1,014,140
325,000		Diageo Capital plc	5.750	10/23/17	391,549
200,000		Diageo Capital plc	5.875	09/30/36	256,257
100,000		Dr Pepper Snapple Group, Inc	2.900	01/15/16	105,367
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	360,931
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	149,546
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	149,020
150,000		Flowers Foods, Inc	4.375	04/01/22	153,766
342,000		Fortune Brands, Inc	5.375	01/15/16	382,060
725,000		General Mills, Inc	5.200	03/17/15	796,255
210,000		General Mills, Inc	5.650	02/15/19	255,322
200,000		General Mills, Inc	3.150	12/15/21	209,058
150,000		General Mills, Inc	5.400	06/15/40	184,106
100,000		Hershey Co	1.500	11/01/16	102,002
150,000		Hershey Co	4.125	12/01/20	171,726
50,000		HJ Heinz Co	5.350	07/15/13	51,274
100,000		HJ Heinz Co	2.000	09/12/16	103,188
325,000		HJ Heinz Co	2.850	03/01/22	331,010
100,000		HJ Heinz Finance Co	6.750	03/15/32	127,600

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Ingredion, Inc	1.800%	09/25/17	$248,356
100,000		JM Smucker Co	3.500	10/15/21	106,248
200,000		Kellogg Co	1.125	05/15/15	201,939
100,000		Kellogg Co	1.875	11/17/16	102,715
200,000		Kellogg Co	1.750	05/17/17	203,248
600,000		Kellogg Co	4.000	12/15/20	668,363
300,000		Kellogg Co	3.125	05/17/22	314,396
100,000		Kellogg Co	7.450	04/01/31	137,914
100,000	g	Kraft Foods Group, Inc	1.625	06/04/15	101,777
600,000	g	Kraft Foods Group, Inc	2.250	06/05/17	620,590
1,025,000	g	Kraft Foods Group, Inc	3.500	06/06/22	1,094,051
300,000	g	Kraft Foods Group, Inc	6.500	02/09/40	394,308
400,000	g	Kraft Foods Group, Inc	5.000	06/04/42	449,800
803,000		Kraft Foods, Inc	6.500	08/11/17	980,770
250,000		Kraft Foods, Inc	6.125	02/01/18	304,193
1,200,000		Kraft Foods, Inc	5.375	02/10/20	1,448,713
945,000		Kraft Foods, Inc	6.500	02/09/40	1,269,467
200,000		Lorillard Tobacco Co	3.500	08/04/16	211,640
300,000		Lorillard Tobacco Co	2.300	08/21/17	303,349
270,000		Lorillard Tobacco Co	6.875	05/01/20	329,097
150,000		Molson Coors Brewing Co	3.500	05/01/22	158,361
300,000		Molson Coors Brewing Co	5.000	05/01/42	336,199
45,000		PepsiAmericas, Inc	4.375	02/15/14	46,887
245,000		PepsiCo, Inc	0.875	10/25/13	246,122
850,000		PepsiCo, Inc	2.500	05/10/16	895,217
250,000		PepsiCo, Inc	1.250	08/13/17	250,939
840,000		PepsiCo, Inc	7.900	11/01/18	1,133,539
100,000		PepsiCo, Inc	4.500	01/15/20	115,644
400,000		PepsiCo, Inc	3.125	11/01/20	428,668
200,000		PepsiCo, Inc	3.000	08/25/21	211,785
400,000		PepsiCo, Inc	2.750	03/05/22	410,925
310,000		PepsiCo, Inc	4.875	11/01/40	362,547
400,000		PepsiCo, Inc	4.000	03/05/42	413,728
200,000		PepsiCo, Inc	3.600	08/13/42	194,867
500,000		Philip Morris International, Inc	1.125	08/21/17	498,403
1,300,000		Philip Morris International, Inc	5.650	05/16/18	1,576,102
200,000		Philip Morris International, Inc	2.900	11/15/21	208,006
200,000		Philip Morris International, Inc	2.500	08/22/22	200,919
240,000		Philip Morris International, Inc	6.375	05/16/38	326,812
150,000		Philip Morris International, Inc	4.375	11/15/41	160,807
200,000		Philip Morris International, Inc	4.500	03/20/42	217,347
150,000		Philip Morris International, Inc	3.875	08/21/42	150,813
100,000		Ralcorp Holdings, Inc	6.625	08/15/39	120,342
400,000		Reynolds American, Inc	1.050	10/30/15	399,876
50,000		Reynolds American, Inc	6.750	06/15/17	60,381
200,000		Reynolds American, Inc	7.750	06/01/18	256,611
400,000		Reynolds American, Inc	3.250	11/01/22	401,798
65,000		Reynolds American, Inc	7.250	06/15/37	85,237
400,000		Reynolds American, Inc	4.750	11/01/42	403,551
133,000		Sara Lee Corp	4.100	09/15/20	140,214
400,000		Tyson Foods, Inc	4.500	06/15/22	433,006

		TOTAL FOOD, BEVERAGE & TOBACCO			46,067,695

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$100,000	Allergan, Inc	5.750%	04/01/16	$115,069
250,000	Allergan, Inc	3.375	09/15/20	270,402
200,000	AmerisourceBergen Corp	5.875	09/15/15	226,473
100,000	AmerisourceBergen Corp	3.500	11/15/21	107,339
200,000	Baxter International, Inc	4.625	03/15/15	216,597
200,000	Baxter International, Inc	5.900	09/01/16	235,805
420,000	Baxter International, Inc	4.500	08/15/19	484,595
116,000	Baxter International, Inc	6.250	12/01/37	158,638
150,000	Baxter International, Inc	3.650	08/15/42	147,221
25,000	Becton Dickinson & Co	5.000	05/15/19	29,633
150,000	Becton Dickinson & Co	3.250	11/12/20	161,015
850,000	Becton Dickinson and Co	3.125	11/08/21	908,222
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	105,725
300,000	Boston Scientific Corp	6.400	06/15/16	344,841
650,000	Boston Scientific Corp	6.000	01/15/20	758,194
200,000	Cardinal Health, Inc	4.000	06/15/15	214,934
100,000	Cardinal Health, Inc	4.625	12/15/20	113,490
100,000	Cardinal Health, Inc	3.200	06/15/22	103,082
100,000	CareFusion Corp	5.125	08/01/14	106,260
100,000	CareFusion Corp	6.375	08/01/19	119,245
100,000	Coventry Health Care, Inc	6.300	08/15/14	108,020
100,000	Coventry Health Care, Inc	5.450	06/15/21	118,856
450,000	Covidien International Finance S.A.	6.000	10/15/17	545,067
650,000	Covidien International Finance S.A.	3.200	06/15/22	680,483
100,000	Covidien International Finance S.A.	6.550	10/15/37	139,774
225,000	CR Bard, Inc	1.375	01/15/18	226,188
100,000	CR Bard, Inc	4.400	01/15/21	113,859
100,000	DENTSPLY International, Inc	4.125	08/15/21	106,245
225,000	Express Scripts	6.250	06/15/14	242,298
300,000	Express Scripts, Inc	3.125	05/15/16	316,288
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	105,447
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	113,610
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	210,723
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	102,644
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	212,093
100,000	McKesson Corp	0.950	12/04/15	100,141
430,000	McKesson Corp	3.250	03/01/16	460,918
25,000	McKesson Corp	5.700	03/01/17	29,535
180,000	McKesson Corp	4.750	03/01/21	209,062
100,000	McKesson Corp	2.700	12/15/22	100,033
100,000	McKesson Corp	6.000	03/01/41	132,085
250,000	Medco Health Solutions, Inc	2.750	09/15/15	260,595
250,000	Medco Health Solutions, Inc	7.125	03/15/18	311,624
205,000	Medtronic, Inc	4.750	09/15/15	227,160
200,000	Medtronic, Inc	5.600	03/15/19	242,482
1,305,000	Medtronic, Inc	4.450	03/15/20	1,515,901
200,000	Medtronic, Inc	4.500	03/15/42	227,212
150,000	PerkinElmer, Inc	5.000	11/15/21	166,307
235,000	Quest Diagnostics, Inc	6.400	07/01/17	276,841
20,000	St. Jude Medical, Inc	3.750	07/15/14	20,944

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$450,000	St. Jude Medical, Inc	2.500%	01/15/16	$466,473
150,000	Stryker Corp	3.000	01/15/15	156,794
150,000	Stryker Corp	2.000	09/30/16	156,192
90,000	Stryker Corp	4.375	01/15/20	101,465
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	180,347
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	569,465
150,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	152,054
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	522,419
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	255,494
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,752
150,000	Zimmer Holdings, Inc	3.375	11/30/21	155,468
106,000	Zimmer Holdings, Inc	5.750	11/30/39	129,317

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			15,495,455

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Avon Products, Inc	5.625	03/01/14	104,431
100,000	Avon Products, Inc	6.500	03/01/19	107,883
25,000	Clorox Co	5.000	01/15/15	26,944
350,000	Clorox Co	3.550	11/01/15	371,479
400,000	Colgate-Palmolive Co	1.300	01/15/17	406,866
200,000	Colgate-Palmolive Co	2.300	05/03/22	201,744
200,000	Colgate-Palmolive Co	1.950	02/01/23	194,509
60,000	Colgate-Palmolive Co	6.450	06/16/28	78,668
150,000	Ecolab, Inc	2.375	12/08/14	154,836
300,000	Ecolab, Inc	1.000	08/09/15	300,838
100,000	Ecolab, Inc	3.000	12/08/16	106,271
250,000	Ecolab, Inc	1.450	12/08/17	248,864
350,000	Ecolab, Inc	4.350	12/08/21	390,663
100,000	Ecolab, Inc	5.500	12/08/41	119,304
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	198,022
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	127,035
425,000	Procter & Gamble Co	3.500	02/15/15	451,244
1,325,000	Procter & Gamble Co	4.700	02/15/19	1,565,444
800,000	Procter & Gamble Co	2.300	02/06/22	814,104
225,000	Procter & Gamble Co	5.550	03/05/37	301,856

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			6,271,005

INSURANCE - 1.2%
85,000	ACE INA Holdings, Inc	5.875	06/15/14	91,282
200,000	ACE INA Holdings, Inc	5.600	05/15/15	222,005
100,000	ACE INA Holdings, Inc	2.600	11/23/15	104,980
25,000	ACE INA Holdings, Inc	5.800	03/15/18	30,475
500,000	ACE INA Holdings, Inc	5.900	06/15/19	617,581
400,000	Aegon NV	4.625	12/01/15	436,057
125,000	Aetna, Inc	1.500	11/15/17	125,253
200,000	Aetna, Inc	6.500	09/15/18	248,663
250,000	Aetna, Inc	3.950	09/01/20	272,466
500,000	Aetna, Inc	2.750	11/15/22	495,883
240,000	Aetna, Inc	6.625	06/15/36	323,038
350,000	Aetna, Inc	4.500	05/15/42	367,212
500,000	Aetna, Inc	4.125	11/15/42	495,812
200,000	Aflac, Inc	8.500	05/15/19	272,387

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Aflac, Inc	4.000%	02/15/22	$323,617
125,000		Aflac, Inc	6.900	12/17/39	166,219
300,000		Alleghany Corp	4.950	06/27/22	328,606
1,100,000		Allstate Corp	7.450	05/16/19	1,442,507
175,000		Allstate Corp	5.550	05/09/35	214,113
100,000		Allstate Corp	5.200	01/15/42	118,684
100,000		American Financial Group, Inc	9.875	06/15/19	129,824
600,000		American International Group, Inc	3.650	01/15/14	616,047
700,000		American International Group, Inc	3.800	03/22/17	757,634
1,350,000		American International Group, Inc	8.250	08/15/18	1,773,746
900,000		American International Group, Inc	6.400	12/15/20	1,116,718
900,000		American International Group, Inc	4.875	06/01/22	1,027,459
500,000		American International Group, Inc	6.250	05/01/36	643,185
328,000		American International Group, Inc	6.820	11/15/37	442,732
200,000		Aon Corp	3.125	05/27/16	210,555
50,000		Aon Corp	5.000	09/30/20	57,061
200,000		Aon Corp	6.250	09/30/40	259,935
100,000	g	Aon plc	4.250	12/12/42	95,371
100,000		Assurant, Inc	6.750	02/15/34	111,421
270,000		AXA S.A.	8.600	12/15/30	338,412
50,000		Axis Specialty Finance	5.875	06/01/20	56,762
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	361,268
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	315,383
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	305,784
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	902,156
200,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	208,369
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	310,367
200,000		Boardwalk Pipelines LP	3.375	02/01/23	196,431
40,000		Chubb Corp	5.750	05/15/18	49,160
350,000		Chubb Corp	6.000	05/11/37	456,717
300,000	i	Chubb Corp	6.375	03/29/67	327,000
540,000		CIGNA Corp	5.125	06/15/20	616,246
400,000		CIGNA Corp	4.500	03/15/21	448,068
200,000		CIGNA Corp	5.375	02/15/42	232,853
200,000		Cincinnati Financial Corp	6.920	05/15/28	245,356
200,000		CNA Financial Corp	5.850	12/15/14	217,136
40,000		CNA Financial Corp	6.500	08/15/16	46,149
200,000		CNA Financial Corp	5.750	08/15/21	234,581
250,000		Fidelity National Financial, Inc	5.500	09/01/22	276,706
335,000		Genworth Financial, Inc	4.950	10/01/15	354,340
260,000		Genworth Financial, Inc	7.200	02/15/21	280,800
300,000		Genworth Financial, Inc	7.625	09/24/21	331,071
375,000		Hartford Financial Services Group, Inc	4.000	03/30/15	396,257
200,000		Hartford Financial Services Group, Inc	5.375	03/15/17	225,970
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	288,462
330,000		Hartford Financial Services Group, Inc	6.625	03/30/40	414,251
300,000		Humana, Inc	6.450	06/01/16	340,761
100,000		Humana, Inc	3.150	12/01/22	99,443
100,000		Humana, Inc	8.150	06/15/38	141,474
200,000		Humana, Inc	4.625	12/01/42	201,961
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	104,324
300,000		Lincoln National Corp	4.300	06/15/15	322,720

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Lincoln National Corp	8.750%	07/01/19	$267,459
400,000		Lincoln National Corp	4.200	03/15/22	429,137
30,000		Lincoln National Corp	6.150	04/07/36	35,057
150,000		Lincoln National Corp	7.000	06/15/40	195,232
100,000		Loews Corp	5.250	03/15/16	111,452
100,000		Manulife Financial Corp	3.400	09/17/15	105,151
100,000		Manulife Financial Corp	4.900	09/17/20	111,915
100,000		Markel Corp	7.125	09/30/19	120,422
150,000		Markel Corp	4.900	07/01/22	163,098
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	213,500
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	153,017
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	168,608
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	168,787
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	197,882
280,000		Metlife, Inc	5.000	06/15/15	308,251
575,000		Metlife, Inc	6.750	06/01/16	680,999
175,000		Metlife, Inc	1.756	12/15/17	177,755
1,050,000		Metlife, Inc	4.750	02/08/21	1,219,178
700,000		Metlife, Inc	3.048	12/15/22	714,047
50,000		Metlife, Inc	6.375	06/15/34	65,241
405,000		Metlife, Inc	5.700	06/15/35	494,485
130,000		Metlife, Inc	5.875	02/06/41	164,603
200,000		Metlife, Inc	4.125	08/13/42	200,027
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	204,617
20,000		Nationwide Financial Services	6.750	05/15/37	20,845
250,000		OneBeacon US Holdings, Inc	4.600	11/09/22	257,051
100,000		PartnerRe Ltd	5.500	06/01/20	111,598
100,000	g	Primerica, Inc	4.750	07/15/22	109,497
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,529
130,000		Principal Financial Group, Inc	8.875	05/15/19	174,440
100,000		Principal Financial Group, Inc	3.300	09/15/22	101,443
150,000		Principal Financial Group, Inc	3.125	05/15/23	148,932
100,000		Principal Financial Group, Inc	6.050	10/15/36	123,764
100,000		Principal Financial Group, Inc	4.625	09/15/42	101,634
200,000		Principal Financial Group, Inc	4.350	05/15/43	199,189
120,000		Progressive Corp	6.250	12/01/32	154,413
300,000	i	Progressive Corp	6.700	06/15/37	324,000
100,000		Protective Life Corp	7.375	10/15/19	121,553
295,000		Prudential Financial, Inc	5.100	09/20/14	315,754
200,000		Prudential Financial, Inc	4.750	09/17/15	219,229
300,000		Prudential Financial, Inc	3.000	05/12/16	316,744
60,000		Prudential Financial, Inc	6.100	06/15/17	70,771
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,295,263
300,000		Prudential Financial, Inc	4.500	11/16/21	337,393
400,000		Prudential Financial, Inc	5.750	07/15/33	455,843
450,000		Prudential Financial, Inc	6.200	11/15/40	544,321
125,000	i	Prudential Financial, Inc	5.875	09/15/42	131,250
500,000	i	Prudential Financial, Inc	5.625	06/15/43	518,150
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	169,429
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	110,110
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	105,091
200,000		Swiss Re Solutions Holding Corp	6.450	03/01/19	232,963

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Swiss Re Solutions Holding Corp	7.000%	02/15/26	$254,251
250,000	Torchmark Corp	3.800	09/15/22	256,198
100,000	Transatlantic Holdings, Inc	5.750	12/14/15	110,490
20,000	Transatlantic Holdings, Inc	8.000	11/30/39	26,634
610,000	Travelers Cos, Inc	5.800	05/15/18	738,933
130,000	Travelers Cos, Inc	5.900	06/02/19	160,939
600,000	Travelers Cos, Inc	5.350	11/01/40	746,421
100,000	Travelers Property Casualty Corp	6.375	03/15/33	133,123
100,000	UnitedHealth Group, Inc	5.375	03/15/16	113,519
325,000	UnitedHealth Group, Inc	1.400	10/15/17	325,508
324,000	UnitedHealth Group, Inc	6.000	02/15/18	394,368
700,000	UnitedHealth Group, Inc	4.700	02/15/21	815,498
325,000	UnitedHealth Group, Inc	2.750	02/15/23	327,924
365,000	UnitedHealth Group, Inc	6.625	11/15/37	482,725
250,000	UnitedHealth Group, Inc	6.875	02/15/38	343,287
150,000	UnitedHealth Group, Inc	4.625	11/15/41	160,141
300,000	UnitedHealth Group, Inc	4.375	03/15/42	311,554
350,000	UnitedHealth Group, Inc	3.950	10/15/42	348,527
100,000	Unitrin, Inc	6.000	11/30/15	107,855
110,000	Unum Group	5.625	09/15/20	125,684
200,000	Verisk Analytics, Inc	5.800	05/01/21	224,129
200,000	WellPoint, Inc	1.250	09/10/15	201,582
700,000	WellPoint, Inc	5.875	06/15/17	830,818
200,000	WellPoint, Inc	1.875	01/15/18	202,484
150,000	WellPoint, Inc	3.700	08/15/21	157,764
800,000	WellPoint, Inc	3.125	05/15/22	808,356
200,000	WellPoint, Inc	3.300	01/15/23	205,201
420,000	WellPoint, Inc	5.850	01/15/36	495,814
300,000	WellPoint, Inc	4.625	05/15/42	309,845
200,000	WellPoint, Inc	4.650	01/15/43	208,423
200,000	Willis Group Holdings plc	5.750	03/15/21	227,607
312,000	Willis North America, Inc	6.200	03/28/17	355,204
165,000	WR Berkley Corp	5.375	09/15/20	184,581
250,000	WR Berkley Corp	4.625	03/15/22	267,961
350,000	XL Capital Ltd	6.375	11/15/24	420,693
100,000	XL Group PLC	5.250	09/15/14	106,484

	TOTAL INSURANCE			48,616,910

MATERIALS - 1.0%
300,000	3M Co	1.375	09/29/16	306,162
200,000	3M Co	1.000	06/26/17	200,736
200,000	3M Co	2.000	06/26/22	198,527
190,000	3M Co	5.700	03/15/37	258,070
100,000	Agrium, Inc	6.750	01/15/19	124,195
150,000	Agrium, Inc	3.150	10/01/22	149,049
100,000	Agrium, Inc	6.125	01/15/41	120,229
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	199,572
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	156,563
180,000	Airgas, Inc	4.500	09/15/14	189,960
250,000	Airgas, Inc	2.900	11/15/22	246,907
100,000	Albemarle Corp	4.500	12/15/20	112,070
200,000	Alcoa, Inc	5.550	02/01/17	216,508

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$430,000	Alcoa, Inc	6.150%	08/15/20	$469,622
550,000	Alcoa, Inc	5.400	04/15/21	572,447
300,000	Alcoa, Inc	5.870	02/23/22	323,595
250,000	Alcoa, Inc	5.950	02/01/37	241,495
100,000	Allegheny Technologies, Inc	5.950	01/15/21	110,777
100,000	AngloGold Ashanti Holdings plc	5.375	04/15/20	103,206
350,000	AngloGold Ashanti Holdings plc	5.125	08/01/22	354,719
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	207,889
50,000	Barrick Gold Corp	6.950	04/01/19	62,211
250,000	Barrick Gold Corp	3.850	04/01/22	264,631
250,000	Barrick Gold Corp	5.250	04/01/42	274,936
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,644,957
110,000	Bemis Co, Inc	5.650	08/01/14	117,751
100,000	Bemis Co, Inc	6.800	08/01/19	119,912
200,000	Cabot Corp	3.700	07/15/22	202,795
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	237,806
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	106,355
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	104,891
350,000	CF Industries, Inc	7.125	05/01/20	440,488
250,000	Church & Dwight Co, Inc	2.875	10/01/22	250,818
300,000	Cliffs Natural Resources, Inc	3.950	01/15/18	301,945
50,000	Cliffs Natural Resources, Inc	4.800	10/01/20	49,690
200,000	Cliffs Natural Resources, Inc	4.875	04/01/21	198,633
150,000	Cliffs Natural Resources, Inc	6.250	10/01/40	146,243
100,000	Clorox Co	3.800	11/15/21	108,900
100,000	Clorox Co	3.050	09/15/22	103,104
100,000	Corning, Inc	1.450	11/15/17	100,393
225,000	Corning, Inc	4.250	08/15/20	251,223
100,000	Corning, Inc	5.750	08/15/40	119,216
200,000	Corning, Inc	4.750	03/15/42	210,618
100,000	Cytec Industries, Inc	6.000	10/01/15	110,341
200,000	Domtar Corp	4.400	04/01/22	202,279
100,000	Domtar Corp	6.250	09/01/42	105,240
330,000	Dow Chemical Co	5.900	02/15/15	364,065
591,000	Dow Chemical Co	8.550	05/15/19	797,895
1,500,000	Dow Chemical Co	4.250	11/15/20	1,667,569
500,000	Dow Chemical Co	4.125	11/15/21	547,762
550,000	Dow Chemical Co	3.000	11/15/22	548,776
350,000	Dow Chemical Co	5.250	11/15/41	390,358
375,000	Dow Chemical Co	4.375	11/15/42	372,568
175,000	Eastman Chemical Co	2.400	06/01/17	180,818
165,000	Eastman Chemical Co	5.500	11/15/19	192,693
250,000	Eastman Chemical Co	3.600	08/15/22	261,831
150,000	Eastman Chemical Co	4.800	09/01/42	160,452
90,000	EI du Pont de Nemours & Co	5.250	12/15/16	103,960
700,000	EI du Pont de Nemours & Co	6.000	07/15/18	863,894
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,674,029
100,000	FMC Corp	3.950	02/01/22	106,156
650,000	Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	644,654
200,000	Georgia-Pacific LLC	7.700	06/15/15	230,760
250,000	Georgia-Pacific LLC	7.750	11/15/29	341,892
100,000	Hubbell, Inc	3.625	11/15/22	107,103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		International Paper Co	7.400%	06/15/14	$216,616
300,000		International Paper Co	7.950	06/15/18	387,848
144,000		International Paper Co	9.375	05/15/19	196,374
330,000		International Paper Co	7.500	08/15/21	431,865
170,000		International Paper Co	7.300	11/15/39	230,445
450,000		International Paper Co	6.000	11/15/41	532,859
330,000		Kimberly-Clark Corp	6.250	07/15/18	413,810
225,000		Kimberly-Clark Corp	3.625	08/01/20	248,986
100,000		Kimberly-Clark Corp	3.875	03/01/21	112,004
125,000		Kimberly-Clark Corp	2.400	03/01/22	126,584
200,000		Kimberly-Clark Corp	6.625	08/01/37	290,803
150,000		Kinross Gold Corp	5.125	09/01/21	153,903
92,000		Lubrizol Corp	8.875	02/01/19	128,371
150,000		Lubrizol Corp	6.500	10/01/34	206,975
250,000		Martin Marietta Materials, Inc	6.600	04/15/18	276,773
150,000		Methanex Corp	3.250	12/15/19	150,872
200,000		Monsanto Co	2.750	04/15/16	211,502
100,000		Monsanto Co	2.200	07/15/22	99,182
150,000		Monsanto Co	5.500	08/15/25	188,315
100,000		Monsanto Co	3.600	07/15/42	99,566
100,000	g	NewMarket Corp	4.100	12/15/22	101,751
200,000		Newmont Mining Corp	5.125	10/01/19	230,567
300,000		Newmont Mining Corp	3.500	03/15/22	309,409
298,000		Newmont Mining Corp	5.875	04/01/35	340,413
135,000		Newmont Mining Corp	6.250	10/01/39	162,586
300,000		Newmont Mining Corp	4.875	03/15/42	308,974
100,000		Nucor Corp	5.750	12/01/17	119,964
130,000		Nucor Corp	5.850	06/01/18	158,407
300,000		Nucor Corp	4.125	09/15/22	331,777
43,000		Owens Corning	9.000	06/15/19	53,738
200,000		Owens Corning	4.200	12/15/22	203,397
150,000		Packaging Corp of America	3.900	06/15/22	155,333
100,000		Plum Creek Timberlands LP	4.700	03/15/21	111,151
300,000		Plum Creek Timberlands LP	3.250	03/15/23	294,982
650,000		Potash Corp of Saskatchewan, Inc	4.875	03/30/20	747,196
150,000		PPG Industries, Inc	2.700	08/15/22	148,540
150,000		PPG Industries, Inc	6.650	03/15/18	186,241
300,000		PPG Industries, Inc	3.600	11/15/20	323,517
405,000		Praxair, Inc	5.250	11/15/14	440,212
440,000		Praxair, Inc	3.250	09/15/15	469,698
200,000		Praxair, Inc	1.050	11/07/17	200,037
250,000		Praxair, Inc	2.200	08/15/22	244,755
625,000		Praxair, Inc	3.550	11/07/42	605,485
500,000		Precision Castparts Corp	1.250	01/15/18	500,825
275,000		Precision Castparts Corp	2.500	01/15/23	276,762
100,000		Precision Castparts Corp	3.900	01/15/43	102,588
150,000		Rio Tinto Finance USA Ltd	2.500	05/20/16	156,590
1,500,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,872,183
570,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	604,210
200,000		Rio Tinto Finance USA Ltd	4.125	05/20/21	220,990
200,000		Rio Tinto Finance USA Ltd	3.750	09/20/21	213,860
250,000		Rio Tinto Finance USA Ltd	7.125	07/15/28	338,894

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Rio Tinto Finance USA Ltd	5.200%	11/02/40	$176,285
225,000		Rio Tinto Finance USA plc	2.875	08/21/22	226,488
200,000		Rohm and Haas Co	6.000	09/15/17	236,934
100,000		RPM International, Inc	6.125	10/15/19	116,734
300,000		RPM International, Inc	3.450	11/15/22	293,927
100,000		Sherwin-Williams Co	3.125	12/15/14	104,666
175,000		Sherwin-Williams Co	1.350	12/15/17	174,616
200,000		Sherwin-Williams Co	4.000	12/15/42	199,854
150,000		Sonoco Products Co	5.750	11/01/40	172,659
200,000		Southern Copper Corp	5.375	04/16/20	229,517
100,000		Southern Copper Corp	7.500	07/27/35	128,379
680,000		Southern Copper Corp	6.750	04/16/40	818,635
50,000		Teck Resources Ltd	3.850	08/15/17	53,566
100,000		Teck Resources Ltd	2.500	02/01/18	102,081
300,000		Teck Resources Ltd	3.000	03/01/19	309,272
600,000		Teck Resources Ltd	4.500	01/15/21	652,824
275,000		Teck Resources Ltd	4.750	01/15/22	302,631
100,000		Teck Resources Ltd	3.750	02/01/23	102,568
100,000		Teck Resources Ltd	6.250	07/15/41	117,626
200,000		Teck Resources Ltd	5.200	03/01/42	204,416
150,000		Teck Resources Ltd	5.400	02/01/43	158,696
450,000		Vale S.A.	5.625	09/11/42	488,520
150,000		Valspar Corp	4.200	01/15/22	163,860
150,000		Westlake Chemical Corp	3.600	07/15/22	150,639
600,000	g	Xstrata Finance Canada Ltd	1.800	10/23/15	603,258

		TOTAL MATERIALS			41,782,245

MEDIA - 0.9%
100,000		CBS Corp	1.950	07/01/17	101,879
50,000		CBS Corp	5.750	04/15/20	59,888
445,000		CBS Corp	4.300	02/15/21	490,908
500,000		CBS Corp	3.375	03/01/22	519,888
200,000		CBS Corp	7.875	07/30/30	276,148
200,000		CBS Corp	4.850	07/01/42	208,158
20,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	20,315
450,000		Comcast Cable Communications LLC	8.875	05/01/17	583,580
975,000		Comcast Corp	5.300	01/15/14	1,022,954
1,595,000		Comcast Corp	5.150	03/01/20	1,890,496
1,350,000		Comcast Corp	3.125	07/15/22	1,406,477
129,000		Comcast Corp	7.050	03/15/33	171,838
345,000		Comcast Corp	5.650	06/15/35	404,800
350,000		Comcast Corp	6.950	08/15/37	474,623
780,000		Comcast Corp	6.400	03/01/40	1,010,352
350,000		Comcast Corp	4.650	07/15/42	368,922
91,000		COX Communications, Inc	5.450	12/15/14	99,243
50,000		DIRECTV Holdings LLC	4.750	10/01/14	53,386
600,000		DIRECTV Holdings LLC	3.550	03/15/15	631,174
100,000		DIRECTV Holdings LLC	3.500	03/01/16	105,941
500,000		DIRECTV Holdings LLC	2.400	03/15/17	512,159
285,000		DIRECTV Holdings LLC	5.200	03/15/20	323,422
500,000		DIRECTV Holdings LLC	4.600	02/15/21	541,270
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,177,869

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		DIRECTV Holdings LLC	3.800%	03/15/22	$257,914
145,000		DIRECTV Holdings LLC	6.000	08/15/40	160,889
100,000		DIRECTV Holdings LLC	6.375	03/01/41	115,722
250,000		DIRECTV Holdings LLC	5.150	03/15/42	252,858
500,000		Discovery Communications LLC	3.300	05/15/22	513,559
100,000		Discovery Communications LLC	4.950	05/15/42	106,880
350,000		Grupo Televisa S.A.	6.625	03/18/25	451,974
348,000		Historic TW, Inc	6.625	05/15/29	444,070
100,000		Interpublic Group of Cos, Inc	6.250	11/15/14	108,250
300,000		Interpublic Group of Cos, Inc	2.250	11/15/17	295,683
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	103,533
235,000		NBC Universal Media LLC	3.650	04/30/15	249,997
585,000		NBC Universal Media LLC	5.150	04/30/20	693,491
820,000		NBC Universal Media LLC	4.375	04/01/21	921,140
375,000		NBC Universal Media LLC	2.875	01/15/23	376,596
95,000		NBC Universal Media LLC	6.400	04/30/40	121,896
150,000		NBC Universal Media LLC	5.950	04/01/41	183,905
900,000		NBC Universal Media LLC	4.450	01/15/43	911,373
355,000		News America, Inc	7.250	05/18/18	446,920
600,000		News America, Inc	4.500	02/15/21	685,467
350,000	g	News America, Inc	3.000	09/15/22	351,575
1,325,000		News America, Inc	6.200	12/15/34	1,604,771
700,000		News America, Inc	6.150	02/15/41	886,608
200,000		Omnicom Group, Inc	5.900	04/15/16	227,975
200,000		Omnicom Group, Inc	4.450	08/15/20	222,547
400,000		Omnicom Group, Inc	3.625	05/01/22	416,688
500,000		Time Warner Cable, Inc	5.850	05/01/17	590,659
170,000		Time Warner Cable, Inc	6.750	07/01/18	212,361
910,000		Time Warner Cable, Inc	8.750	02/14/19	1,227,736
1,100,000		Time Warner Cable, Inc	8.250	04/01/19	1,463,811
800,000		Time Warner Cable, Inc	4.000	09/01/21	878,132
500,000		Time Warner Cable, Inc	6.550	05/01/37	618,607
175,000		Time Warner Cable, Inc	6.750	06/15/39	221,965
690,000		Time Warner Cable, Inc	5.875	11/15/40	803,985
300,000		Time Warner Cable, Inc	5.500	09/01/41	333,800
250,000		Time Warner Cable, Inc	4.500	09/15/42	243,812
490,000		Time Warner, Inc	3.150	07/15/15	518,173
628,000		Time Warner, Inc	5.875	11/15/16	735,320
450,000		Time Warner, Inc	4.750	03/29/21	517,145
1,400,000		Time Warner, Inc	3.400	06/15/22	1,460,311
785,000		Time Warner, Inc	6.500	11/15/36	981,917
350,000		Time Warner, Inc	6.100	07/15/40	423,751
150,000		Time Warner, Inc	6.250	03/29/41	185,206
400,000		Time Warner, Inc	4.900	06/15/42	429,099
406,000		Viacom, Inc	4.375	09/15/14	430,163
300,000		Viacom, Inc	1.250	02/27/15	302,929
400,000		Viacom, Inc	3.875	12/15/21	435,946
500,000		Viacom, Inc	3.125	06/15/22	511,900
200,000		Viacom, Inc	4.500	02/27/42	197,302
504,000	g	Viacom, Inc	4.375	03/15/43	495,788
261,000		WPP Finance 2010	4.750	11/21/21	282,688
300,000		WPP Finance 2010	3.625	09/07/22	298,400

		TOTAL MEDIA			38,368,877

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
$1,700,000	g	AbbVie, Inc	1.200%	11/06/15	$1,711,358
800,000	g	AbbVie, Inc	1.750	11/06/17	808,702
700,000	g	AbbVie, Inc	2.000	11/06/18	709,048
925,000	g	AbbVie, Inc	2.900	11/06/22	942,002
1,075,000	g	AbbVie, Inc	4.400	11/06/42	1,142,869
300,000		Amgen, Inc	2.500	11/15/16	315,202
300,000		Amgen, Inc	2.125	05/15/17	310,782
550,000		Amgen, Inc	5.850	06/01/17	651,329
75,000		Amgen, Inc	4.500	03/15/20	85,323
250,000		Amgen, Inc	3.450	10/01/20	267,604
700,000		Amgen, Inc	4.100	06/15/21	775,489
500,000		Amgen, Inc	3.625	05/15/22	537,323
500,000		Amgen, Inc	6.375	06/01/37	628,994
700,000		Amgen, Inc	6.400	02/01/39	906,261
150,000		Amgen, Inc	4.950	10/01/41	165,357
400,000		Amgen, Inc	5.150	11/15/41	450,146
300,000		Amgen, Inc	5.375	05/15/43	353,708
900,000	g	Aristotle Holding, Inc	2.750	11/21/14	928,436
150,000	g	Aristotle Holding, Inc	3.500	11/15/16	160,375
300,000	g	Aristotle Holding, Inc	2.650	02/15/17	311,817
250,000	g	Aristotle Holding, Inc	4.750	11/15/21	283,706
525,000	g	Aristotle Holding, Inc	3.900	02/15/22	566,082
150,000	g	Aristotle Holding, Inc	6.125	11/15/41	191,356
800,000		AstraZeneca plc	5.900	09/15/17	972,020
250,000		AstraZeneca plc	1.950	09/18/19	253,374
500,000		AstraZeneca plc	6.450	09/15/37	677,170
450,000		AstraZeneca plc	4.000	09/18/42	455,155
100,000		Biogen Idec, Inc	6.875	03/01/18	123,867
250,000		Bristol-Myers Squibb Co	0.875	08/01/17	247,539
300,000		Bristol-Myers Squibb Co	5.450	05/01/18	362,401
303,000		Bristol-Myers Squibb Co	6.125	05/01/38	406,448
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	228,859
200,000		Eli Lilly & Co	4.200	03/06/14	208,655
375,000		Eli Lilly & Co	5.200	03/15/17	437,662
200,000		Eli Lilly & Co	7.125	06/01/25	283,269
250,000		Eli Lilly & Co	5.550	03/15/37	313,127
125,000		Genentech, Inc	4.750	07/15/15	137,853
100,000		Genentech, Inc	5.250	07/15/35	120,556
275,000		Genzyme Corp	3.625	06/15/15	294,637
100,000		Gilead Sciences, Inc	2.400	12/01/14	103,123
600,000		Gilead Sciences, Inc	4.500	04/01/21	685,712
350,000		Gilead Sciences, Inc	4.400	12/01/21	398,987
100,000		Gilead Sciences, Inc	5.650	12/01/41	124,229
400,000		GlaxoSmithKline Capital, Inc	4.375	04/15/14	419,795
1,045,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,272,856
350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	425,659
443,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	611,981
500,000		Hospira, Inc	6.050	03/30/17	580,481
100,000		Hospira, Inc	5.600	09/15/40	105,464

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	ICI Wilmington, Inc	5.625%	12/01/13	$104,417
900,000	Johnson & Johnson	2.150	05/15/16	940,398
600,000	Johnson & Johnson	2.950	09/01/20	648,896
375,000	Johnson & Johnson	5.850	07/15/38	514,040
180,000	Johnson & Johnson	4.500	09/01/40	210,524
150,000	Johnson & Johnson	4.850	05/15/41	185,483
115,000	Life Technologies Corp	3.500	01/15/16	121,038
300,000	Life Technologies Corp	5.000	01/15/21	338,074
385,000	Mead Johnson Nutrition Co	4.900	11/01/19	439,385
785,000	Merck & Co, Inc	6.000	09/15/17	962,080
200,000	Merck & Co, Inc	1.100	01/31/18	199,842
1,500,000	Merck & Co, Inc	3.875	01/15/21	1,683,369
200,000	Merck & Co, Inc	2.400	09/15/22	200,065
150,000	Merck & Co, Inc	6.500	12/01/33	214,810
100,000	Merck & Co, Inc	3.600	09/15/42	98,665
300,000	Novartis Capital Corp	4.125	02/10/14	312,008
1,245,000	Novartis Capital Corp	2.900	04/24/15	1,308,815
390,000	Novartis Capital Corp	4.400	04/24/20	454,896
300,000	Novartis Capital Corp	2.400	09/21/22	300,809
100,000	Novartis Capital Corp	3.700	09/21/42	99,567
1,460,000	Pfizer, Inc	6.200	03/15/19	1,845,405
800,000	Sanofi-Aventis S.A.	2.625	03/29/16	842,018
450,000	Sanofi-Aventis S.A.	4.000	03/29/21	512,926
540,000	Schering-Plough Corp	6.550	09/15/37	773,875
100,000	Sigma-Aldrich Corp	3.375	11/01/20	106,726
600,000	Teva Pharmaceutical Finance Co BV	2.400	11/10/16	625,271
400,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	404,623
600,000	Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	630,820
350,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	458,077
200,000	Teva Pharmaceutical Finance IV LLC	2.250	03/18/20	201,785
125,000	Watson Pharmaceuticals, Inc	5.000	08/15/14	133,162
250,000	Watson Pharmaceuticals, Inc	1.875	10/01/17	253,287
575,000	Watson Pharmaceuticals, Inc	3.250	10/01/22	586,988
250,000	Watson Pharmaceuticals, Inc	4.625	10/01/42	260,283
650,000	Wyeth LLC	5.500	02/15/16	742,418
500,000	Wyeth LLC	5.450	04/01/17	590,720
1,000,000	Wyeth LLC	6.450	02/01/24	1,357,416
945,000	Wyeth LLC	5.950	04/01/37	1,260,598

	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			44,377,727

REAL ESTATE - 0.5%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	161,007
105,000	AMB Property LP	7.625	08/15/14	114,861
165,000	AMB Property LP	4.500	08/15/17	179,933
384,000	AMB Property LP	6.625	05/15/18	463,805
100,000	AvalonBay Communities, Inc	3.950	01/15/21	107,505
225,000	AvalonBay Communities, Inc	2.950	09/15/22	224,128
100,000	AvalonBay Communities, Inc	2.850	03/15/23	98,727
115,000	BioMed Realty LP	6.125	04/15/20	133,883
100,000	BioMed Realty LP	4.250	07/15/22	104,322
25,000	Boston Properties LP	5.000	06/01/15	27,311
150,000	Boston Properties LP	3.700	11/15/18	162,943

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$80,000		Boston Properties LP	5.875%	10/15/19	$95,393
175,000		Boston Properties LP	4.125	05/15/21	190,196
500,000		Boston Properties LP	3.850	02/01/23	525,242
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	130,224
200,000		Brandywine Operating Partnership LP	3.950	02/15/23	198,236
250,000		BRE Properties, Inc	3.375	01/15/23	247,457
100,000		Camden Property Trust	4.625	06/15/21	110,257
200,000		Camden Property Trust	2.950	12/15/22	194,996
200,000		CommonWealth REIT	6.250	08/15/16	219,407
100,000		CubeSmart LP	4.800	07/15/22	108,611
500,000		DDR Corp	4.625	07/15/22	545,676
275,000		Duke Realty LP	5.950	02/15/17	314,365
200,000		Duke Realty LP	4.375	06/15/22	209,718
100,000		Duke Realty LP	3.875	10/15/22	101,826
100,000		Entertainment Properties Trust	5.750	08/15/22	103,691
200,000		Equity One, Inc	3.750	11/15/22	197,581
35,000		ERP Operating LP	5.250	09/15/14	37,598
500,000		ERP Operating LP	5.125	03/15/16	557,628
750,000		ERP Operating LP	4.625	12/15/21	844,810
100,000	g	Essex Portfolio LP	3.625	08/15/22	99,828
100,000		Federal Realty Investment Trust	3.000	08/01/22	98,987
150,000		HCP, Inc	3.750	02/01/16	159,200
430,000		HCP, Inc	6.000	01/30/17	493,962
150,000		HCP, Inc	3.750	02/01/19	158,301
250,000		HCP, Inc	2.625	02/01/20	249,024
150,000		HCP, Inc	5.375	02/01/21	170,813
400,000		HCP, Inc	3.150	08/01/22	392,004
30,000		HCP, Inc	6.750	02/01/41	38,835
100,000		Health Care REIT, Inc	3.625	03/15/16	105,597
200,000		Health Care REIT, Inc	4.700	09/15/17	223,094
150,000		Health Care REIT, Inc	2.250	03/15/18	149,874
200,000		Health Care REIT, Inc	4.125	04/01/19	215,152
440,000		Health Care REIT, Inc	6.125	04/15/20	515,329
300,000		Health Care REIT, Inc	3.750	03/15/23	300,556
200,000		Health Care REIT, Inc	5.125	03/15/43	191,960
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	343,019
125,000		Highwoods Properties, Inc	5.850	03/15/17	140,975
100,000		Highwoods Realty LP	3.625	01/15/23	97,926
350,000		Hospitality Properties Trust	5.125	02/15/15	368,145
100,000		Hospitality Properties Trust	5.000	08/15/22	105,801
50,000		HRPT Properties Trust	5.875	09/15/20	53,105
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	255,388
35,000		Kilroy Realty Corp	5.000	11/03/15	38,180
145,000		Kimco Realty Corp	5.700	05/01/17	167,028
220,000		Liberty Property LP	4.750	10/01/20	240,323
150,000		Liberty Property LP	4.125	06/15/22	157,662
100,000		Liberty Property LP	3.375	06/15/23	98,946
125,000		Mack-Cali Realty Corp	7.750	08/15/19	154,911
200,000		Mack-Cali Realty LP	2.500	12/15/17	202,142
150,000		Mack-Cali Realty LP	4.500	04/18/22	159,981
75,000		National Retail Properties, Inc	6.875	10/15/17	90,470
100,000		National Retail Properties, Inc	3.800	10/15/22	101,546

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,000		Nationwide Health Properties, Inc	6.250%	02/01/13	$20,081
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	435,000
300,000		Post Apartment Homes LP	3.375	12/01/22	298,458
200,000		Rayonier, Inc	3.750	04/01/22	204,355
40,000		Realty Income Corp	5.950	09/15/16	45,813
150,000		Realty Income Corp	2.000	01/31/18	149,875
75,000		Realty Income Corp	5.750	01/15/21	88,053
200,000		Realty Income Corp	3.250	10/15/22	195,783
175,000		Regency Centers LP	5.250	08/01/15	190,829
10,000		Regency Centers LP	5.875	06/15/17	11,565
100,000		Senior Housing Properties Trust	6.750	12/15/21	115,318
488,000		Simon Property Group LP	5.100	06/15/15	537,540
295,000		Simon Property Group LP	5.250	12/01/16	337,521
100,000		Simon Property Group LP	2.800	01/30/17	105,519
740,000		Simon Property Group LP	10.350	04/01/19	1,058,190
290,000		Simon Property Group LP	4.375	03/01/21	326,125
300,000		Simon Property Group LP	3.375	03/15/22	316,835
200,000		Simon Property Group LP	2.750	02/01/23	199,888
300,000		Simon Property Group LP	4.750	03/15/42	321,395
200,000		UDR, Inc	4.625	01/10/22	219,946
100,000	g,i	USB Realty Corp	1.487	12/30/49	86,014
55,000		Ventas Realty LP	3.125	11/30/15	57,983
175,000		Ventas Realty LP	2.000	02/15/18	175,113
300,000		Ventas Realty LP	4.750	06/01/21	328,073
350,000		Ventas Realty LP	3.250	08/15/22	343,172
100,000		Vornado Realty LP	5.000	01/15/22	110,340
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	214,081
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	102,182
100,000		Weingarten Realty Investors	3.375	10/15/22	98,596

		TOTAL REAL ESTATE			19,743,044

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	129,298
600,000		Amazon.com, Inc	0.650	11/27/15	599,638
600,000		Amazon.com, Inc	1.200	11/29/17	596,702
600,000		Amazon.com, Inc	2.500	11/29/22	591,372
150,000		AutoZone, Inc	6.500	01/15/14	158,367
100,000		AutoZone, Inc	4.000	11/15/20	108,447
200,000		AutoZone, Inc	3.700	04/15/22	210,260
300,000		AutoZone, Inc	2.875	01/15/23	294,043
300,000		Cooper US, Inc	2.375	01/15/16	310,323
320,000		Costco Wholesale Corp	5.500	03/15/17	377,255
500,000		Costco Wholesale Corp	1.125	12/15/17	503,348
250,000		Costco Wholesale Corp	1.700	12/15/19	251,703
100,000		Family Dollar Stores, Inc	5.000	02/01/21	107,945
250,000		Gap, Inc	5.950	04/12/21	286,009
155,000		Home Depot, Inc	5.250	12/16/13	162,170
600,000		Home Depot, Inc	5.400	03/01/16	685,450
400,000		Home Depot, Inc	3.950	09/15/20	457,979
350,000		Home Depot, Inc	4.400	04/01/21	412,786
960,000		Home Depot, Inc	5.875	12/16/36	1,261,636
125,000		Kohl’s Corp	6.250	12/15/17	149,813

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Kohl’s Corp	3.250%	02/01/23	$194,192
150,000		Kohl’s Corp	6.000	01/15/33	172,913
100,000		Kohl’s Corp	6.875	12/15/37	128,188
400,000		Lowe’s Cos, Inc	2.125	04/15/16	414,945
200,000		Lowe’s Cos, Inc	3.800	11/15/21	220,924
850,000		Lowe’s Cos, Inc	3.120	04/15/22	894,767
200,000		Lowe’s Cos, Inc	6.875	02/15/28	261,688
175,000		Lowe’s Cos, Inc	5.500	10/15/35	213,281
150,000		Lowe’s Cos, Inc	5.800	04/15/40	190,934
150,000		Lowe’s Cos, Inc	5.125	11/15/41	175,925
100,000		Lowe’s Cos, Inc	4.650	04/15/42	111,341
191,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	224,428
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	266,467
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	122,404
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	482,611
200,000		Macy’s Retail Holdings, Inc	6.375	03/15/37	240,756
200,000		Macy’s Retail Holdings, Inc	4.300	02/15/43	194,600
300,000		Nordstrom, Inc	6.250	01/15/18	363,706
30,000		Nordstrom, Inc	4.750	05/01/20	34,829
100,000		Nordstrom, Inc	4.000	10/15/21	111,495
100,000		Nordstrom, Inc	7.000	01/15/38	141,652
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	166,143
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	104,049
900,000	g	Phillips 66	2.950	05/01/17	953,853
400,000	g	Phillips 66	5.875	05/01/42	481,334
100,000	g	QVC, Inc	5.125	07/02/22	104,819
288,000		Staples, Inc	9.750	01/15/14	313,112
100,000		Target Corp	1.125	07/18/14	100,972
1,150,000		Target Corp	3.875	07/15/20	1,289,321
150,000		Target Corp	2.900	01/15/22	158,988
460,000		Target Corp	7.000	07/15/31	641,341
200,000		Target Corp	6.500	10/15/37	279,171
150,000		Target Corp	7.000	01/15/38	220,321
550,000		Target Corp	4.000	07/01/42	565,058
105,000		TJX Cos, Inc	6.950	04/15/19	134,498
650,000		Wal-Mart Stores, Inc	4.500	07/01/15	711,872
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	205,854
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	213,298
300,000		Wal-Mart Stores, Inc	3.625	07/08/20	333,499
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,524,251
1,950,000		Wal-Mart Stores, Inc	4.250	04/15/21	2,264,603
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	101,517
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,330,203
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	224,991
900,000		Wal-Mart Stores, Inc	6.200	04/15/38	1,222,965
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	84,307
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	417,435

		TOTAL RETAILING			26,964,365

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000		Altera Corp	1.750	05/15/17	204,356
85,000		Analog Devices, Inc	5.000	07/01/14	90,396

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$55,000		Broadcom Corp	1.500%	11/01/13	$55,463
140,000		Broadcom Corp	2.375	11/01/15	145,948
150,000	g	Broadcom Corp	2.500	08/15/22	148,275
900,000		Intel Corp	1.950	10/01/16	929,793
475,000		Intel Corp	1.350	12/15/17	474,863
750,000		Intel Corp	2.700	12/15/22	748,951
750,000		Intel Corp	4.000	12/15/32	745,492
500,000		Intel Corp	4.800	10/01/41	550,303
310,000		National Semiconductor Corp	3.950	04/15/15	333,874
200,000		Texas Instruments, Inc	0.450	08/03/15	198,985
200,000		Texas Instruments, Inc	2.375	05/16/16	209,319
200,000		Texas Instruments, Inc	1.650	08/03/19	199,552

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,035,570

SOFTWARE & SERVICES - 0.4%
285,000		Adobe Systems, Inc	3.250	02/01/15	298,447
20,000		Adobe Systems, Inc	4.750	02/01/20	22,384
200,000		Autodesk, Inc	1.950	12/15/17	199,006
300,000		Baidu, Inc	2.250	11/28/17	301,860
200,000		Baidu, Inc	3.500	11/28/22	200,561
300,000		BMC Software, Inc	4.250	02/15/22	304,616
200,000		BMC Software, Inc	4.500	12/01/22	205,693
20,000		CA, Inc	6.125	12/01/14	21,795
300,000		CA, Inc	5.375	12/01/19	341,652
120,000		Computer Sciences Corp	6.500	03/15/18	139,975
200,000		Computer Sciences Corp	4.450	09/15/22	208,869
300,000		Expedia, Inc	7.456	08/15/18	357,562
50,000		Fiserv, Inc	3.125	10/01/15	52,423
150,000		Fiserv, Inc	3.125	06/15/16	157,571
100,000		Fiserv, Inc	6.800	11/20/17	120,321
550,000		Fiserv, Inc	3.500	10/01/22	559,975
100,000		Google, Inc	1.250	05/19/14	101,235
300,000		Google, Inc	2.125	05/19/16	313,261
100,000		Google, Inc	3.625	05/19/21	111,284
700,000		International Business Machines Corp	0.750	05/11/15	704,240
250,000		International Business Machines Corp	1.950	07/22/16	259,818
225,000		International Business Machines Corp	1.250	02/06/17	227,376
200,000		Intuit, Inc	5.750	03/15/17	230,708
175,000		Juniper Networks, Inc	4.600	03/15/21	185,459
475,000		Microsoft Corp	0.875	11/15/17	472,499
675,000		Microsoft Corp	4.200	06/01/19	778,145
540,000		Microsoft Corp	3.000	10/01/20	582,742
450,000		Microsoft Corp	4.000	02/08/21	515,300
400,000		Microsoft Corp	2.125	11/15/22	396,082
400,000		Microsoft Corp	5.300	02/08/41	501,116
500,000		Microsoft Corp	3.500	11/15/42	483,401
320,000		Oracle Corp	3.750	07/08/14	335,959
1,000,000		Oracle Corp	1.200	10/15/17	1,002,968
320,000		Oracle Corp	5.750	04/15/18	389,442
1,365,000		Oracle Corp	3.875	07/15/20	1,539,487
925,000		Oracle Corp	2.500	10/15/22	933,333
550,000		Oracle Corp	6.500	04/15/38	764,784

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$470,000		Oracle Corp	6.125%	07/08/39	$627,255
290,000		Symantec Corp	2.750	09/15/15	299,936
250,000		Symantec Corp	2.750	06/15/17	257,106
200,000		Symantec Corp	3.950	06/15/22	202,998

		TOTAL SOFTWARE & SERVICES			15,708,644

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
75,000		Amphenol Corp	4.750	11/15/14	79,913
150,000		Amphenol Corp	4.000	02/01/22	158,622
100,000	g	CC Holdings GS V LLC	2.381	12/15/17	100,489
175,000	g	CC Holdings GS V LLC	3.849	04/15/23	178,029
1,043,000		Cisco Systems, Inc	4.950	02/15/19	1,234,722
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,203,179
400,000		Cisco Systems, Inc	5.900	02/15/39	520,580
200,000		Dell, Inc	3.100	04/01/16	210,055
750,000		Dell, Inc	5.875	06/15/19	864,845
510,000		Discovery Communications LLC	5.050	06/01/20	590,149
100,000		Discovery Communications LLC	4.375	06/15/21	111,650
100,000		Discovery Communications LLC	6.350	06/01/40	123,594
300,000		General Electric Co	0.850	10/09/15	301,058
750,000		General Electric Co	5.250	12/06/17	884,362
975,000		General Electric Co	2.700	10/09/22	993,824
825,000		General Electric Co	4.125	10/09/42	848,635
300,000		Harris Corp	4.400	12/15/20	324,520
575,000		Hewlett-Packard Co	4.750	06/02/14	599,382
600,000		Hewlett-Packard Co	2.125	09/13/15	599,585
1,900,000		Hewlett-Packard Co	3.000	09/15/16	1,912,154
175,000		Hewlett-Packard Co	2.600	09/15/17	170,477
700,000		Hewlett-Packard Co	3.750	12/01/20	678,229
200,000		Hewlett-Packard Co	4.375	09/15/21	198,262
100,000		Hewlett-Packard Co	4.650	12/09/21	100,389
200,000		Hewlett-Packard Co	4.050	09/15/22	196,120
150,000		Hewlett-Packard Co	6.000	09/15/41	148,485
200,000		Ingram Micro, Inc	5.000	08/10/22	205,198
300,000		International Business Machines Corp	2.000	01/05/16	309,981
1,000,000		International Business Machines Corp	5.700	09/14/17	1,207,658
200,000		International Business Machines Corp	1.875	05/15/19	202,999
800,000		International Business Machines Corp	8.375	11/01/19	1,136,746
500,000		International Business Machines Corp	2.900	11/01/21	525,224
300,000		International Business Machines Corp	1.875	08/01/22	288,692
400,000		International Business Machines Corp	7.000	10/30/25	577,473
19,000		International Business Machines Corp	5.600	11/30/39	24,487
385,000		International Business Machines Corp	4.000	06/20/42	407,471
85,000		International Game Technology	7.500	06/15/19	100,618
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	659,042
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	135,304
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	342,687
100,000		L-3 Communications Corp	3.950	11/15/16	108,127
420,000		L-3 Communications Corp	5.200	10/15/19	478,912
100,000		Lexmark International, Inc	6.650	06/01/18	109,386
200,000		Motorola Solutions, Inc	6.000	11/15/17	234,827
200,000		Motorola Solutions, Inc	3.750	05/15/22	204,343

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		NetApp, Inc	2.000%	12/15/17	$199,287
200,000		NetApp, Inc	3.250	12/15/22	196,884
590,000		Pitney Bowes, Inc	4.750	01/15/16	607,252
100,000		Tech Data Corp	3.750	09/21/17	102,581
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	207,859
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	269,800
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	256,940
225,000		Xerox Corp	8.250	05/15/14	245,427
330,000		Xerox Corp	4.250	02/15/15	347,057
100,000		Xerox Corp	2.950	03/15/17	102,602
250,000		Xerox Corp	6.350	05/15/18	288,325
700,000		Xerox Corp	5.625	12/15/19	782,082

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			25,196,580

TELECOMMUNICATION SERVICES - 1.3%
200,000		America Movil SAB de C.V.	3.625	03/30/15	212,061
500,000		America Movil SAB de C.V.	2.375	09/08/16	519,692
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,663,765
450,000		America Movil SAB de C.V.	3.125	07/16/22	457,402
440,000		America Movil SAB de C.V.	6.125	03/30/40	578,884
525,000		America Movil SAB de C.V.	4.375	07/16/42	545,543
650,000		American Tower Corp	4.500	01/15/18	712,539
200,000		American Tower Corp	4.700	03/15/22	221,283
350,000		AT&T, Inc	5.100	09/15/14	375,970
1,265,000		AT&T, Inc	2.500	08/15/15	1,318,861
400,000		AT&T, Inc	0.800	12/01/15	399,988
150,000		AT&T, Inc	2.950	05/15/16	158,808
600,000		AT&T, Inc	1.600	02/15/17	607,045
750,000		AT&T, Inc	1.700	06/01/17	760,685
325,000		AT&T, Inc	1.400	12/01/17	325,061
950,000		AT&T, Inc	5.800	02/15/19	1,165,682
500,000		AT&T, Inc	4.450	05/15/21	577,430
3,300,000		AT&T, Inc	3.000	02/15/22	3,432,076
400,000		AT&T, Inc	2.625	12/01/22	400,658
217,000		AT&T, Inc	6.500	09/01/37	283,809
1,575,000		AT&T, Inc	6.300	01/15/38	2,019,504
322,000		AT&T, Inc	5.350	09/01/40	374,984
1,200,000		AT&T, Inc	5.550	08/15/41	1,440,149
516,000	g	AT&T, Inc	4.300	12/15/42	518,246
1,354,000	g	AT&T, Inc	4.350	06/15/45	1,360,088
250,000		British Telecommunications plc	2.000	06/22/15	257,004
400,000		British Telecommunications plc	5.950	01/15/18	478,018
450,000		British Telecommunications plc	9.625	12/15/30	714,906
490,000		Cellco Partnership	5.550	02/01/14	514,375
1,365,000		Cellco Partnership	8.500	11/15/18	1,877,831
200,000		CenturyLink, Inc	5.800	03/15/22	211,425
1,300,000		CenturyTel, Inc	5.150	06/15/17	1,400,654
834,000		CenturyTel, Inc	7.600	09/15/39	865,694
450,000		Deutsche Telekom International Finance BV	5.750	03/23/16	512,737
850,000		Deutsche Telekom International Finance BV	6.000	07/08/19	1,036,600
490,000		Deutsche Telekom International Finance BV	8.750	06/15/30	734,140
495,000		France Telecom S.A.	2.125	09/16/15	509,127

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	France Telecom S.A.	4.125%	09/14/21	$1,101,943
495,000	France Telecom S.A.	8.500	03/01/31	740,951
100,000	France Telecom S.A.	5.375	01/13/42	115,459
250,000	Koninklijke KPN NV	8.375	10/01/30	329,928
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	151,815
400,000	Qwest Corp	7.500	10/01/14	437,796
300,000	Qwest Corp	6.500	06/01/17	350,281
400,000	Qwest Corp	6.750	12/01/21	468,787
600,000	Rogers Communications, Inc	6.800	08/15/18	758,978
350,000	Rogers Wireless, Inc	7.500	03/15/15	398,621
85,000	Telecom Italia Capital S.A.	6.175	06/18/14	89,590
150,000	Telecom Italia Capital S.A.	4.950	09/30/14	156,600
1,555,000	Telecom Italia Capital S.A.	7.175	06/18/19	1,804,578
600,000	Telecom Italia Capital S.A.	7.721	06/04/38	649,500
600,000	Telefonica Emisiones SAU	3.992	02/16/16	624,300
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,123,525
100,000	Telefonos de Mexico SAB de C.V.	5.500	01/27/15	108,641
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	117,398
850,000	Verizon Communications, Inc	5.550	02/15/16	967,926
1,400,000	Verizon Communications, Inc	3.000	04/01/16	1,490,728
300,000	Verizon Communications, Inc	1.100	11/01/17	298,652
1,140,000	Verizon Communications, Inc	5.500	02/15/18	1,368,994
143,000	Verizon Communications, Inc	8.750	11/01/18	198,551
700,000	Verizon Communications, Inc	6.350	04/01/19	884,649
450,000	Verizon Communications, Inc	3.500	11/01/21	492,307
500,000	Verizon Communications, Inc	2.450	11/01/22	500,167
380,000	Verizon Communications, Inc	6.250	04/01/37	499,547
620,000	Verizon Communications, Inc	6.400	02/15/38	839,400
300,000	Verizon Communications, Inc	6.000	04/01/41	391,553
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,304,421
925,000	Verizon Communications, Inc	3.850	11/01/42	909,799
225,000	Verizon New England, Inc	4.750	10/01/13	231,978
200,000	Virgin Media Secured Finance plc	5.250	01/15/21	233,526
150,000	Vodafone Group plc	5.000	12/16/13	156,411
303,000	Vodafone Group plc	5.625	02/27/17	355,557
250,000	Vodafone Group plc	1.625	03/20/17	253,670
500,000	Vodafone Group plc	1.250	09/26/17	498,489
1,200,000	Vodafone Group plc	4.625	07/15/18	1,386,257
650,000	Vodafone Group plc	4.375	03/16/21	752,071
500,000	Vodafone Group plc	2.500	09/26/22	498,019
150,000	Vodafone Group plc	6.150	02/27/37	198,401

	TOTAL TELECOMMUNICATION SERVICES			54,782,488

TRANSPORTATION - 0.5%
100,000	ABB Finance USA, Inc	1.625	05/08/17	101,301
200,000	ABB Finance USA, Inc	2.875	05/08/22	204,768
150,000	ABB Finance USA, Inc	4.375	05/08/42	162,824
200,000	Boeing Capital Corp	2.125	08/15/16	208,146
700,000	Boeing Capital Corp	2.900	08/15/18	754,709
750,000	Boeing Co	3.750	11/20/16	828,426
100,000	Boeing Co	5.875	02/15/40	135,050
260,000	Burlington Northern Santa Fe Corp	5.750	03/15/18	314,549

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$555,000		Burlington Northern Santa Fe Corp	4.700%	10/01/19	$639,780
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	193,645
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	443,816
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	309,601
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	155,018
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	283,808
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	209,919
150,000		Burlington Northern Santa Fe LLC	4.375	09/01/42	157,655
200,000		Canadian National Railway Co	5.550	05/15/18	240,286
200,000		Canadian National Railway Co	5.550	03/01/19	241,420
100,000		Canadian National Railway Co	2.850	12/15/21	104,872
300,000		Canadian National Railway Co	2.250	11/15/22	299,048
200,000		Canadian National Railway Co	6.900	07/15/28	275,849
200,000		Canadian National Railway Co	6.250	08/01/34	274,463
250,000		Canadian National Railway Co	3.500	11/15/42	241,264
200,000		Canadian Pacific Railway Co	7.250	05/15/19	249,630
200,000		Canadian Pacific Railway Co	7.125	10/15/31	262,318
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	121,933
200,000		Carnival Corp	1.875	12/15/17	200,272
458,085		Continental Airlines, Inc	4.750	01/12/21	498,168
30,416		Continental Airlines, Inc	5.983	04/19/22	33,874
200,000		Continental Airlines, Inc	4.000	10/29/24	210,500
100,000		Con-Way, Inc	7.250	01/15/18	115,837
850,000		CSX Corp	7.375	02/01/19	1,080,851
100,000		CSX Corp	6.000	10/01/36	123,860
400,000		CSX Corp	5.500	04/15/41	479,274
350,000		CSX Corp	4.400	03/01/43	357,357
100,000		CSX Corp	4.100	03/15/44	98,714
432,622		Delta Air Lines, Inc	5.300	04/15/19	476,965
200,000		Delta Air Lines, Inc	4.750	05/07/20	214,000
165,000		Embraer Overseas Ltd	6.375	01/15/20	190,575
100,000		Embraer S.A.	5.150	06/15/22	109,500
134,000		FedEx Corp	8.000	01/15/19	176,478
200,000		FedEx Corp	2.625	08/01/22	198,973
200,000		FedEx Corp	3.875	08/01/42	195,546
100,000		GATX Corp	3.500	07/15/16	104,236
125,000		GATX Corp	4.750	06/15/22	131,050
210,000		Norfolk Southern Corp	5.750	04/01/18	250,794
100,000		Norfolk Southern Corp	3.250	12/01/21	104,648
250,000		Norfolk Southern Corp	3.000	04/01/22	256,436
1,291,000	g	Norfolk Southern Corp	2.903	02/15/23	1,299,514
81,000		Norfolk Southern Corp	5.590	05/17/25	99,473
16,000		Norfolk Southern Corp	4.837	10/01/41	17,852
250,000		Norfolk Southern Corp	3.950	10/01/42	247,647
650,000		Northrop Grumman Corp	3.500	03/15/21	693,132
100,000		Northrop Grumman Corp	5.050	11/15/40	113,449
350,000		Ryder System, Inc	3.150	03/02/15	361,481
50,000		Ryder System, Inc	3.600	03/01/16	52,491
150,000		Ryder System, Inc	2.500	03/01/17	152,532
150,000		Ryder System, Inc	2.500	03/01/18	152,976
325,000		Southwest Airlines Co	5.250	10/01/14	345,894
300,000		Union Pacific Corp	5.750	11/15/17	359,680

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$331,000	Union Pacific Corp	4.163%	07/15/22	$374,425
500,000	Union Pacific Corp	2.950	01/15/23	516,962
200,000	Union Pacific Corp	6.625	02/01/29	270,291
100,000	Union Pacific Corp	4.750	09/15/41	112,170
100,000	Union Pacific Corp	4.300	06/15/42	105,576
42,000	United Parcel Service, Inc	3.875	04/01/14	43,766
100,000	United Parcel Service, Inc	1.125	10/01/17	100,179
100,000	United Parcel Service, Inc	5.500	01/15/18	120,150
300,000	United Parcel Service, Inc	5.125	04/01/19	364,867
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,188,659
200,000	United Parcel Service, Inc	2.450	10/01/22	200,065
35,000	United Parcel Service, Inc	6.200	01/15/38	46,945
450,000	United Parcel Service, Inc	3.625	10/01/42	440,422
200,000	US Airways 2012-2, Cl A Pass Through Trust	4.625	06/03/25	203,500

	TOTAL TRANSPORTATION			21,006,104

UTILITIES - 2.0%
370,000	AGL Capital Corp	5.250	08/15/19	440,985
200,000	Alabama Power Co	0.550	10/15/15	199,444
300,000	Alabama Power Co	5.200	06/01/41	365,201
200,000	Alabama Power Co	3.850	12/01/42	197,057
60,000	Alliant Energy Corp	4.000	10/15/14	63,227
100,000	Ameren Corp	8.875	05/15/14	109,432
600,000	Ameren Illinois Co	2.700	09/01/22	600,189
250,000	American Electric Power Co, Inc	1.650	12/15/17	250,876
250,000	American Water Capital Corp	6.085	10/15/17	298,803
125,000	American Water Capital Corp	4.300	12/01/42	129,816
50,000	Appalachian Power Co	3.400	05/24/15	52,827
140,000	Appalachian Power Co	7.000	04/01/38	190,532
150,000	Arizona Public Service Co	8.750	03/01/19	197,723
350,000	Arizona Public Service Co	4.500	04/01/42	372,219
60,000	Atmos Energy Corp	4.950	10/15/14	64,299
100,000	Atmos Energy Corp	8.500	03/15/19	134,284
100,000	Atmos Energy Corp	5.500	06/15/41	123,888
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	107,117
785,000	Carolina Power & Light Co	5.300	01/15/19	944,098
350,000	Carolina Power & Light Co	3.000	09/15/21	366,505
150,000	Carolina Power & Light Co	2.800	05/15/22	154,038
100,000	Carolina Power & Light Co	4.100	05/15/42	102,343
100,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	98,335
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	141,932
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	95,170
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	481,057
203,000	Cleco Power LLC	6.000	12/01/40	241,151
100,000	Commonwealth Edison Co	1.625	01/15/14	101,077
500,000	Commonwealth Edison Co	1.950	09/01/16	515,826
775,000	Commonwealth Edison Co	4.000	08/01/20	866,359
387,000	Commonwealth Edison Co	5.900	03/15/36	499,256
200,000	Commonwealth Edison Co	3.800	10/01/42	196,350
210,000	Connecticut Light & Power Co	5.500	02/01/19	251,916
60,000	Consolidated Edison Co of New York, Inc	6.650	04/01/19	76,437
1,390,000	Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,616,671

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$325,000		Consolidated Edison Co of New York, Inc	5.700%	06/15/40	$415,008
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	213,149
105,000		Consolidated Natural Gas Co	5.000	12/01/14	112,928
480,000		Constellation Energy Group, Inc	4.550	06/15/15	518,088
250,000		Constellation Energy Group, Inc	5.150	12/01/20	285,780
230,000		Consumers Energy Co	6.125	03/15/19	287,705
150,000		Consumers Energy Co	2.850	05/15/22	155,043
200,000		Delmarva Power & Light Co	4.000	06/01/42	207,983
400,000		Detroit Edison Co	3.450	10/01/20	438,522
100,000		Detroit Edison Co	2.650	06/15/22	101,542
100,000		Detroit Edison Co	3.950	06/15/42	101,326
360,000		Dominion Resources, Inc	5.150	07/15/15	397,461
100,000		Dominion Resources, Inc	1.400	09/15/17	100,017
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,958,502
500,000		Dominion Resources, Inc	2.750	09/15/22	504,412
200,000		Dominion Resources, Inc	5.950	06/15/35	253,132
100,000		Dominion Resources, Inc	4.050	09/15/42	98,734
790,000		Duke Energy Carolinas LLC	5.750	11/15/13	825,336
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	142,522
600,000		Duke Energy Carolinas LLC	3.900	06/15/21	673,532
733,000		Duke Energy Carolinas LLC	6.050	04/15/38	960,230
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	503,972
746,000		Duke Energy Corp	5.050	09/15/19	865,350
300,000		Duke Energy Corp	3.050	08/15/22	305,365
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	255,338
200,000		El Paso Natural Gas Co	5.950	04/15/17	231,235
100,000		Enbridge, Inc	5.600	04/01/17	116,232
150,000		Energen Corp	4.625	09/01/21	156,285
400,000		Energy Transfer Partners LP	6.125	02/15/17	462,892
44,000		Energy Transfer Partners LP	9.700	03/15/19	59,269
500,000		Energy Transfer Partners LP	4.650	06/01/21	549,366
200,000		Energy Transfer Partners LP	5.200	02/01/22	228,142
140,000		Energy Transfer Partners LP	7.500	07/01/38	181,055
450,000		Energy Transfer Partners LP	6.500	02/01/42	550,952
100,000		Enersis S.A.	7.375	01/15/14	105,362
125,000		Entergy Arkansas, Inc	3.750	02/15/21	136,739
200,000		Entergy Corp	3.625	09/15/15	209,298
200,000		Entergy Corp	5.125	09/15/20	216,897
300,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	325,035
150,000		Entergy Louisiana LLC	1.875	12/15/14	153,257
225,000		Entergy Texas, Inc	7.125	02/01/19	282,668
75,000		Exelon Corp	4.900	06/15/15	81,640
400,000		Exelon Generation Co LLC	5.200	10/01/19	453,457
200,000	g	Exelon Generation Co LLC	4.250	06/15/22	207,957
371,000	g	Exelon Generation Co LLC	5.600	06/15/42	397,685
800,000		FirstEnergy Corp	7.375	11/15/31	1,033,268
280,000		FirstEnergy Solutions Corp	4.800	02/15/15	300,690
635,000		FirstEnergy Solutions Corp	6.050	08/15/21	726,769
247,000		Florida Power & Light Co	4.950	06/01/35	288,602
400,000		Florida Power & Light Co	5.250	02/01/41	491,324
100,000		Florida Power & Light Co	4.125	02/01/42	104,532
200,000		Florida Power & Light Co	4.050	06/01/42	208,296

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Florida Power & Light Co	3.800%	12/15/42	$200,569
29,000		Florida Power Corp	5.650	06/15/18	35,079
100,000		Florida Power Corp	3.100	08/15/21	105,052
165,000		Florida Power Corp	6.400	06/15/38	222,239
300,000		Florida Power Corp	3.850	11/15/42	290,966
690,000		FPL Group Capital, Inc	2.600	09/01/15	718,897
40,000		Georgia Power Co	1.300	09/15/13	40,238
300,000		Georgia Power Co	0.625	11/15/15	299,354
900,000		Georgia Power Co	5.700	06/01/17	1,079,666
177,000		Georgia Power Co	5.950	02/01/39	225,995
500,000		Georgia Power Co	4.300	03/15/42	524,437
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,518
200,000		Great Plains Energy, Inc	4.850	06/01/21	220,347
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	224,752
80,000		Indiana Michigan Power Co	7.000	03/15/19	101,100
70,000		Integrys Energy Group, Inc	4.170	11/01/20	78,020
100,000		Interstate Power & Light Co	6.250	07/15/39	131,177
100,000		Kansas City Power & Light Co	5.300	10/01/41	115,060
20,000	g	Kansas Gas & Electric	6.700	06/15/19	25,459
250,000		Kentucky Utilities Co	5.125	11/01/40	302,963
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	160,350
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	478,925
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	673,924
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	119,683
700,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	748,479
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	360,465
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	657,539
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	337,085
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	211,956
320,000		LG&E and KU Energy LLC	3.750	11/15/20	337,940
400,000		MidAmerican Energy Co	4.650	10/01/14	426,974
350,000		Midamerican Energy Holdings Co	5.750	04/01/18	421,487
1,032,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,274,215
300,000		Midamerican Energy Holdings Co	6.500	09/15/37	398,466
450,000		Mississippi Power Co	4.250	03/15/42	459,551
750,000	g	Narragansett Electric Co	4.170	12/10/42	743,137
85,000		National Fuel Gas Co	5.250	03/01/13	85,629
100,000		National Fuel Gas Co	4.900	12/01/21	110,415
820,000		Nevada Power Co	6.500	08/01/18	1,030,286
45,000		Nevada Power Co	7.125	03/15/19	57,699
230,000		Nevada Power Co	5.375	09/15/40	275,089
700,000		NextEra Energy Capital Holdings, Inc	1.200	06/01/15	704,980
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	555,534
235,000		NiSource Finance Corp	5.400	07/15/14	250,429
350,000		NiSource Finance Corp	6.400	03/15/18	421,919
150,000		NiSource Finance Corp	6.125	03/01/22	179,766
400,000		NiSource Finance Corp	3.850	02/15/23	411,046
100,000		NiSource Finance Corp	5.950	06/15/41	115,483
200,000		NiSource Finance Corp	5.250	02/15/43	211,701
150,000		Northern States Power Co	2.150	08/15/22	148,118
425,000		Northern States Power Co	5.350	11/01/39	531,529
200,000		Northern States Power Co	3.400	08/15/42	188,428

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$150,000	NSTAR Electric Co	5.625%	11/15/17	$180,763
200,000	NSTAR Electric Co	2.375	10/15/22	198,768
150,000	Oglethorpe Power Corp	5.375	11/01/40	175,633
500,000	Oglethorpe Power Corp	4.200	12/01/42	489,633
600,000	Ohio Power Co	5.375	10/01/21	727,052
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	120,622
220,000	Oncor Electric Delivery Co LLC	6.375	01/15/15	242,796
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	248,036
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	163,490
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	91,654
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	110,557
350,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	354,278
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	171,494
250,000	ONEOK Partners LP	3.250	02/01/16	263,759
100,000	ONEOK Partners LP	2.000	10/01/17	100,831
400,000	ONEOK Partners LP	3.375	10/01/22	407,618
130,000	ONEOK Partners LP	6.650	10/01/36	161,199
250,000	ONEOK Partners LP	6.850	10/15/37	318,471
100,000	ONEOK Partners LP	6.125	02/01/41	119,891
150,000	ONEOK, Inc	4.250	02/01/22	162,985
150,000	ONEOK, Inc	6.000	06/15/35	174,021
355,000	Pacific Gas & Electric Co	8.250	10/15/18	483,344
720,000	Pacific Gas & Electric Co	6.050	03/01/34	927,650
75,000	Pacific Gas & Electric Co	5.800	03/01/37	92,785
600,000	Pacific Gas & Electric Co	5.400	01/15/40	718,535
400,000	Pacific Gas & Electric Co	4.500	12/15/41	428,805
150,000	Pacific Gas & Electric Co	3.750	08/15/42	143,421
250,000	PacifiCorp	2.950	02/01/22	261,236
550,000	PacifiCorp	6.000	01/15/39	729,724
150,000	PECO Energy Co	2.375	09/15/22	151,284
165,000	Pepco Holdings, Inc	2.700	10/01/15	170,794
350,000	PG&E Corp	5.750	04/01/14	370,950
65,000	Potomac Electric Power Co	7.900	12/15/38	105,341
300,000	PPL Capital Funding, Inc	4.200	06/15/22	322,621
200,000	PPL Capital Funding, Inc	3.500	12/01/22	203,579
200,000	PPL Electric Utilities Corp	2.500	09/01/22	200,921
200,000	PPL Energy Supply LLC	6.200	05/15/16	228,857
225,000	PPL Energy Supply LLC	6.500	05/01/18	269,425
100,000	PPL Energy Supply LLC	4.600	12/15/21	108,420
300,000	Progress Energy, Inc	3.150	04/01/22	303,698
400,000	Progress Energy, Inc	7.750	03/01/31	546,446
200,000	PSEG Power LLC	5.320	09/15/16	226,112
335,000	Public Service Co of Colorado	5.500	04/01/14	355,313
150,000	Public Service Co of Colorado	2.250	09/15/22	148,884
150,000	Public Service Co of Colorado	3.600	09/15/42	145,617
520,000	Public Service Co of Oklahoma	5.150	12/01/19	607,096
100,000	Public Service Co of Oklahoma	4.400	02/01/21	113,458
150,000	Public Service Co of Oklahoma	6.625	11/15/37	194,073
220,000	Public Service Electric & Gas Co	5.300	05/01/18	264,072
410,000	Public Service Electric & Gas Co	5.375	11/01/39	514,475
200,000	Public Service Electric & Gas Co	3.950	05/01/42	205,484
100,000	Public Service Electric & Gas Co	3.650	09/01/42	98,322

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Puget Energy, Inc	6.000%	09/01/21	$441,108
250,000		Puget Sound Energy, Inc	5.757	10/01/39	316,702
100,000		Puget Sound Energy, Inc	4.434	11/15/41	109,676
100,000		Questar Corp	2.750	02/01/16	104,930
150,000		San Diego Gas & Electric Co	3.000	08/15/21	158,813
255,000		San Diego Gas & Electric Co	5.350	05/15/40	324,735
100,000		San Diego Gas & Electric Co	3.950	11/15/41	103,075
250,000		San Diego Gas & Electric Co	4.300	04/01/42	275,038
300,000		SCANA Corp	4.750	05/15/21	329,586
100,000		SCANA Corp	4.125	02/01/22	104,854
250,000		Scottish Power Ltd	5.810	03/15/25	266,048
600,000		Sempra Energy	2.000	03/15/14	609,078
200,000		Sempra Energy	2.300	04/01/17	207,676
150,000		Sempra Energy	2.875	10/01/22	150,364
260,000		Sempra Energy	6.000	10/15/39	328,711
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	58,047
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	153,128
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	263,887
100,000		Southern California Edison Co	5.000	01/15/16	112,126
250,000		Southern California Edison Co	5.500	08/15/18	305,690
280,000		Southern California Edison Co	3.875	06/01/21	315,922
185,000		Southern California Edison Co	6.050	03/15/39	250,874
300,000		Southern California Edison Co	4.500	09/01/40	338,293
500,000		Southern California Edison Co	3.900	12/01/41	507,479
200,000		Southern California Edison Co	4.050	03/15/42	207,900
150,000		Southern California Gas Co	3.750	09/15/42	150,692
200,000		Southern Co	2.375	09/15/15	208,281
100,000		Southern Co	1.950	09/01/16	103,056
108,000	g	Southern Natural Gas Co	5.900	04/01/17	126,903
100,000		Southern Natural Gas Co	8.000	03/01/32	142,593
550,000		Southern Natural Gas Co LLC	4.400	06/15/21	610,003
100,000		Southern Power Co	5.150	09/15/41	112,610
250,000		Southwest Gas Corp	3.875	04/01/22	275,923
400,000		Southwestern Electric Power Co	6.200	03/15/40	500,604
500,000		Southwestern Public Service Co	4.500	08/15/41	553,828
60,000		Spectra Energy Capital LLC	6.200	04/15/18	73,057
450,000		Spectra Energy Capital LLC	8.000	10/01/19	594,306
150,000		System Energy Resources, Inc	4.100	04/01/23	155,121
200,000		Tampa Electric Co	5.400	05/15/21	246,150
100,000		Tampa Electric Co	2.600	09/15/22	100,890
100,000		Tampa Electric Co	4.100	06/15/42	104,850
200,000		TECO Finance, Inc	5.150	03/15/20	232,627
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	273,293
200,000	g	Texas Eastern Transmission LP	2.800	10/15/22	200,064
75,000		Toledo Edison Co	7.250	05/01/20	95,337
300,000		Toledo Edison Co	6.150	05/15/37	374,127
770,000		Total Capital S.A.	3.125	10/02/15	819,557
200,000		Total Capital S.A.	4.450	06/24/20	231,667
100,000		Total Capital S.A.	4.125	01/28/21	113,310
350,000		TransAlta Corp	6.650	05/15/18	402,280
300,000		TransAlta Corp	4.500	11/15/22	304,138
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	128,669

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Union Electric Co	8.450%	03/15/39	$171,252
100,000	Union Electric Co	3.900	09/15/42	101,337
100,000	United Utilities plc	6.875	08/15/28	119,257
263,000	Veolia Environnement	5.250	06/03/13	267,079
350,000	Virginia Electric and Power Co	6.000	05/15/37	460,014
500,000	Westar Energy, Inc	4.125	03/01/42	521,792
450,000	Western Gas Partners LP	4.000	07/01/22	473,620
225,000	Western Massachusetts Electric Co	3.500	09/15/21	240,743
35,000	Williams Cos, Inc	7.875	09/01/21	45,092
175,000	Williams Cos, Inc	3.700	01/15/23	176,514
300,000	Williams Cos, Inc	7.750	06/15/31	382,765
245,000	Williams Partners LP	3.800	02/15/15	259,060
70,000	Williams Partners LP	7.250	02/01/17	85,038
530,000	Williams Partners LP	5.250	03/15/20	610,535
100,000	Williams Partners LP	4.000	11/15/21	106,960
200,000	Williams Partners LP	3.350	08/15/22	203,358
335,000	Williams Partners LP	6.300	04/15/40	409,549
250,000	Wisconsin Electric Power Co	4.500	05/15/13	253,706
200,000	Wisconsin Electric Power Co	5.625	05/15/33	249,009
200,000	Wisconsin Electric Power Co	3.650	12/15/42	195,569
200,000	Wisconsin Power & Light Co	2.250	11/15/22	196,753
200,000	Wisconsin Power & Light Co	6.375	08/15/37	276,917
200,000	Wisconsin Public Service Corp	3.671	12/01/42	197,382
100,000	Xcel Energy, Inc	4.700	05/15/20	116,943
100,000	Xcel Energy, Inc	4.800	09/15/41	112,214

	TOTAL UTILITIES			82,100,863

	TOTAL CORPORATE BONDS (Cost $885,432,783)			933,675,186

GOVERNMENT BONDS - 74.3%

AGENCY SECURITIES - 4.7%
3,000,000	Federal Farm Credit Bank (FFCB)	3.875	10/07/13	3,084,573
500,000	FFCB	0.300	07/18/14	500,351
2,600,000	FFCB	3.000	09/22/14	2,723,599
1,600,000	FFCB	1.050	03/28/16	1,631,963
7,740,000	Federal Home Loan Bank (FHLB)	3.625	10/18/13	7,950,311
8,625,000	FHLB	3.125	12/13/13	8,865,284
110,000	FHLB	5.250	06/18/14	118,093
200,000	FHLB	0.400	07/02/14	200,449
7,650,000	FHLB	2.875	06/12/15	8,118,876
1,000,000	FHLB	5.375	05/18/16	1,164,788
95,000	FHLB	4.750	12/16/16	110,192
500,000	FHLB	4.875	05/17/17	589,222
1,000,000	FHLB	0.750	09/08/17	998,766
4,745,000	FHLB	5.000	11/17/17	5,688,534
4,000,000	FHLB	1.625	06/14/19	4,098,152
211,000	Federal Home Loan Mortgage Corp (FHLMC)	4.125	09/27/13	217,152
11,207,000	FHLMC	4.500	01/15/14	11,704,849
1,740,000	FHLMC	2.500	04/23/14	1,792,419
5,000,000	FHLMC	1.000	08/27/14	5,064,690

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,000,000		FHLMC	0.375%	08/28/14	$7,012,285
5,000,000		FHLMC	2.875	02/09/15	5,268,030
108,000		FHLMC	4.375	07/17/15	118,949
125,000		FHLMC	4.750	11/17/15	140,536
132,000		FHLMC	4.750	01/19/16	149,378
6,213,000		FHLMC	5.250	04/18/16	7,186,360
127,000		FHLMC	5.500	07/18/16	149,178
11,736,000		FHLMC	5.125	10/18/16	13,753,536
3,000,000		FHLMC	2.375	01/13/22	3,134,025
6,120,000		FHLMC	6.250	07/15/32	9,108,677
96,000		Federal National Mortgage Association (FNMA)	3.875	07/12/13	97,906
2,185,000		FNMA	1.250	08/20/13	2,199,373
176,000		FNMA	5.125	01/02/14	184,586
214,000		FNMA	2.750	02/05/14	220,129
7,646,000		FNMA	2.750	03/13/14	7,878,316
4,071,000		FNMA	2.500	05/15/14	4,197,181
5,415,000		FNMA	3.000	09/16/14	5,671,985
9,145,000		FNMA	4.625	10/15/14	9,852,622
14,000,000		FNMA	2.625	11/20/14	14,624,694
5,000,000		FNMA	2.250	03/15/16	5,281,795
10,215,000		FNMA	5.000	03/15/16	11,689,535
150,000		FNMA	5.000	05/11/17	177,489
4,340,000		FNMA	5.375	06/12/17	5,218,750
6,000,000	j	FNMA	0.000	10/09/19	5,256,342
2,500,000		FNMA	5.625	07/15/37	3,597,883
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	462,656
590,000		PEFCO	2.250	12/15/17	629,608
175,000		PEFCO	1.450	08/15/19	176,450
400,000		PEFCO	2.050	11/15/22	399,210
250,000		Federal Agricultural Mortgage Corp (FAMC)	2.375	07/22/15	261,910
815,000		Financing Corp Fico	9.400	02/08/18	1,139,785
815,000		Financing Corp Fico	10.350	08/03/18	1,207,886
700,000		Tunisia Government AID Bonds	1.686	07/16/19	696,500

		TOTAL AGENCY SECURITIES			191,765,808

FOREIGN GOVERNMENT BONDS - 3.1%
906,000		Brazilian Government International Bond	5.875	01/15/19	1,120,722
1,590,000		Brazilian Government International Bond	4.875	01/22/21	1,915,950
1,300,000		Brazilian Government International Bond	2.625	01/05/23	1,305,200
100,000		Brazilian Government International Bond	8.875	04/15/24	161,000
1,180,000		Brazilian Government International Bond	7.125	01/20/37	1,805,400
1,330,000		Brazilian Government International Bond	5.625	01/07/41	1,742,300
525,000		Canada Government International Bond	2.375	09/10/14	543,632
850,000		Canada Government International Bond	0.875	02/14/17	856,885
150,000		Chile Government International Bond	5.500	01/15/13	150,150
345,000		Chile Government International Bond	3.875	08/05/20	388,988
300,000		Chile Government International Bond	2.250	10/30/22	297,750
300,000		Chile Government International Bond	3.625	10/30/42	296,250
350,000		China Development Bank	5.000	10/15/15	385,270
200,000		China Government International Bond	4.750	10/29/13	206,206
900,000		Colombia Government International Bond	8.250	12/22/14	1,026,000
450,000		Colombia Government International Bond	7.375	03/18/19	591,525

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$700,000	Colombia Government International Bond	4.375%	07/12/21	$806,050
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,716,250
300,000	Development Bank of Japan	5.125	02/01/17	349,484
450,000	European Bank for Reconstruction & Development	3.625	06/17/13	456,732
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	51,427
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,583,309
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,022,391
1,000,000	European Investment Bank	1.500	05/15/14	1,015,111
4,000,000	European Investment Bank	1.125	04/15/15	4,067,588
5,000,000	European Investment Bank	1.625	09/01/15	5,144,025
5,500,000	European Investment Bank	1.375	10/20/15	5,623,200
4,000,000	European Investment Bank	2.250	03/15/16	4,198,800
2,200,000	European Investment Bank	1.750	03/15/17	2,283,318
1,000,000	European Investment Bank	2.875	09/15/20	1,081,343
205,000	European Investment Bank	4.875	02/15/36	243,135
95,000	Export Development Canada	3.500	05/16/13	96,151
200,000	Export Development Canada	1.500	05/15/14	203,342
545,000	Export Development Canada	2.250	05/28/15	569,144
300,000	Export Development Canada	0.500	09/15/15	300,750
250,000	Export Development Canada	1.250	10/26/16	256,411
500,000	Export Development Canada	0.750	12/15/17	498,950
180,000	Export-Import Bank of Korea	8.125	01/21/14	193,161
250,000	Export-Import Bank of Korea	5.875	01/14/15	273,369
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,172,395
300,000	Export-Import Bank of Korea	1.250	11/20/15	300,499
775,000	Export-Import Bank of Korea	5.125	06/29/20	890,551
300,000	Export-Import Bank of Korea	5.000	04/11/22	347,029
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,876,200
828,056	Federative Republic of Brazil	8.000	01/15/18	961,580
100,000	Finland Government International Bond	6.950	02/15/26	140,035
500,000	Hydro Quebec	2.000	06/30/16	521,000
800,000	Hydro Quebec	1.375	06/19/17	810,720
270,000	Hydro Quebec	9.400	02/01/21	398,601
200,000	Hydro Quebec	8.500	12/01/29	322,417
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,036,183
1,500,000	Inter-American Development Bank	2.250	07/15/15	1,571,370
2,500,000	Inter-American Development Bank	1.750	08/24/18	2,599,245
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,291,811
200,000	Inter-American Development Bank	3.200	08/07/42	197,879
1,800,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,825,430
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,354,902
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,210,019
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	964,665
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	598,980
34,000	International Bank for Reconstruction & Development	4.750	02/15/35	43,216
30,000	International Finance Corp	3.000	04/22/14	31,054
1,700,000	International Finance Corp	2.750	04/20/15	1,793,543
1,750,000	International Finance Corp	1.125	11/23/16	1,779,830
800,000	Israel Government AID Bond	5.500	09/18/23	1,054,558
400,000	Israel Government International Bond	5.125	03/26/19	467,500
705,000	Israel Government International Bond	4.000	06/30/22	767,569
1,000,000	Italian Republic	2.125	09/16/13	1,005,690

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Italian Republic	3.125%	01/26/15	$507,791
1,200,000	Italian Republic	5.250	09/20/16	1,275,756
574,000	Italian Republic	5.375	06/15/33	577,631
1,500,000	Italy Government International Bond	4.750	01/25/16	1,571,400
430,000	Italy Government International Bond	5.375	06/12/17	460,186
500,000	Japan Bank for International Cooperation	1.875	09/24/15	518,569
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,913,623
600,000	Japan Finance Corp	2.250	07/13/16	631,576
700,000	Japan Finance Organization for Municipalities	5.000	05/16/17	818,321
600,000	Korea Development Bank	8.000	01/23/14	642,985
475,000	Korea Development Bank	4.375	08/10/15	512,879
235,000	Korea Development Bank	3.250	03/09/16	246,118
400,000	Korea Development Bank	3.500	08/22/17	427,973
200,000	Korea Development Bank	3.000	09/14/22	199,227
1,000,000	Mexico Government International Bond	5.625	01/15/17	1,160,000
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,736,875
1,200,000	Mexico Government International Bond	6.750	09/27/34	1,728,000
1,214,000	Mexico Government International Bond	6.050	01/11/40	1,627,974
874,000	Mexico Government International Bond	4.750	03/08/44	987,620
150,000	Mexico Government International Bond	5.750	10/12/10	180,375
300,000	North American Development Bank	2.400	10/26/22	302,570
800,000	Panama Government International Bond	5.200	01/30/20	955,600
300,000	Panama Government International Bond	7.125	01/29/26	425,250
692,000	Panama Government International Bond	6.700	01/26/36	982,640
320,000	Peruvian Government International Bond	7.125	03/30/19	418,880
925,000	Peruvian Government International Bond	7.350	07/21/25	1,340,325
400,000	Peruvian Government International Bond	6.550	03/14/37	578,000
500,000	Peruvian Government International Bond	5.625	11/18/50	648,250
380,000	Poland Government International Bond	3.875	07/16/15	407,550
1,985,000	Poland Government International Bond	6.375	07/15/19	2,474,739
67,000	Poland Government International Bond	5.125	04/21/21	79,462
390,000	Poland Government International Bond	5.000	03/23/22	460,590
490,000	Poland Government International Bond	3.000	03/17/23	488,775
1,055,000	Province of British Columbia Canada	2.850	06/15/15	1,115,873
400,000	Province of British Columbia Canada	1.200	04/25/17	407,183
200,000	Province of British Columbia Canada	2.650	09/22/21	210,417
500,000	Province of British Columbia Canada	2.000	10/23/22	492,714
730,000	Province of Manitoba Canada	2.125	04/22/13	734,103
500,000	Province of Manitoba Canada	1.750	05/30/19	508,631
200,000	Province of New Brunswick Canada	5.200	02/21/17	234,380
255,000	Province of Nova Scotia Canada	2.375	07/21/15	266,756
50,000	Province of Nova Scotia Canada	5.125	01/26/17	58,390
200,000	Province of Nova Scotia Canada	8.250	07/30/22	289,820
2,200,000	Province of Ontario Canada	2.950	02/05/15	2,312,303
600,000	Province of Ontario Canada	0.950	05/26/15	607,711
2,690,000	Province of Ontario Canada	2.700	06/16/15	2,832,010
1,000,000	Province of Ontario Canada	2.300	05/10/16	1,052,000
300,000	Province of Ontario Canada	1.600	09/21/16	309,545
500,000	Province of Ontario Canada	1.100	10/25/17	500,550
1,000,000	Province of Ontario Canada	1.650	09/27/19	999,400
230,000	Province of Ontario Canada	4.400	04/14/20	270,859
800,000	Province of Ontario Canada	2.450	06/29/22	810,470

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$40,000		Province of Quebec Canada	4.875%	05/05/14	$42,416
385,000		Province of Quebec Canada	5.125	11/14/16	448,255
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,332,604
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,243,984
200,000		Province of Quebec Canada	7.125	02/09/24	277,953
201,000		Province of Quebec Canada	7.500	09/15/29	305,482
100,000		Province of Saskatchewan Canada	8.500	07/15/22	150,657
200,000		Region of Lombardy Italy	5.804	10/25/32	177,994
475,000		Republic of Korea	5.750	04/16/14	504,062
700,000		Republic of Korea	7.125	04/16/19	908,685
300,000		South Africa Government International Bond	6.500	06/02/14	322,500
510,000		South Africa Government International Bond	6.875	05/27/19	639,540
225,000		South Africa Government International Bond	5.500	03/09/20	266,625
500,000		South Africa Government International Bond	4.665	01/17/24	565,000
300,000		South Africa Government International Bond	6.250	03/08/41	397,500
625,000		Svensk Exportkredit AB	5.125	03/01/17	726,000
1,280,000		United Mexican States	5.950	03/19/19	1,574,400
868,000		United Mexican States	5.125	01/15/20	1,037,260
261,630		Uruguay Government International Bond	8.000	11/18/22	379,887
300,000		Uruguay Government International Bond	7.625	03/21/36	463,200
500,000		Uruguay Government International Bond	4.125	11/20/45	499,250

		TOTAL FOREIGN GOVERNMENT BONDS			128,725,019

MORTGAGE BACKED - 29.3%
184,209	i	Federal Home Loan Mortgage Corp (FHLMC)	4.973	04/01/35	198,502
14,207	i	FHLMC	2.327	10/01/35	15,159
209,640	i	FHLMC	2.386	02/01/36	222,333
86,999	i	FHLMC	2.850	07/01/36	93,042
209,014	i	FHLMC	2.605	09/01/36	223,012
295,038	i	FHLMC	2.637	09/01/36	315,254
202,333	i	FHLMC	2.794	09/01/36	213,903
161,770	i	FHLMC	5.818	01/01/37	175,524
27,198	i	FHLMC	5.628	02/01/37	29,320
22,802	i	FHLMC	5.825	02/01/37	24,534
533,799	i	FHLMC	2.890	03/01/37	570,703
37,554	i	FHLMC	5.220	03/01/37	40,495
555,236	i	FHLMC	5.665	04/01/37	600,206
364,558	i	FHLMC	5.925	04/01/37	395,995
57,230	i	FHLMC	3.176	05/01/37	60,908
89,513	i	FHLMC	5.921	05/01/37	96,693
57,659	i	FHLMC	2.760	06/01/37	61,505
411,936	i	FHLMC	4.990	06/01/37	443,975
264,410	i	FHLMC	3.407	08/01/37	280,311
139,529	i	FHLMC	2.022	09/01/37	149,493
265,508	i	FHLMC	2.070	09/01/37	279,525
5,964	i	FHLMC	6.203	09/01/37	6,502
48,656	i	FHLMC	5.330	02/01/38	52,454
392,221	i	FHLMC	4.535	04/01/38	419,732
440,188	i	FHLMC	4.886	04/01/38	471,675
168,879	i	FHLMC	4.834	06/01/38	180,958
38,219	i	FHLMC	4.705	07/01/38	40,758
87,261		FHLMC	5.000	10/01/39	93,898

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$177,694	i	FHLMC	3.630%	06/01/40	$188,011
694,273	i	FHLMC	3.371	07/01/40	733,210
639,011	i	FHLMC	3.012	01/01/41	672,558
96,570	i	FHLMC	2.549	05/01/41	100,618
1,976,435	i	FHLMC	3.476	08/01/41	2,086,225
728,067	i	FHLMC	2.902	09/01/41	761,042
164,721	i	FHLMC	3.084	10/01/41	173,740
17,566		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	05/01/13	17,626
42,007		FGLMC	5.000	07/01/14	45,011
6,310		FGLMC	7.500	01/01/16	6,409
57		FGLMC	7.500	05/01/16	61
73		FGLMC	7.500	06/01/16	78
25,827		FGLMC	5.500	05/01/17	27,777
52,812		FGLMC	5.500	06/01/17	56,696
32,438		FGLMC	5.000	12/01/17	34,899
25,920		FGLMC	5.500	12/01/17	27,698
41,974		FGLMC	5.000	03/01/18	44,975
132,266		FGLMC	5.000	04/01/18	141,719
122,592		FGLMC	4.500	06/01/18	130,668
283,804		FGLMC	4.500	09/01/18	308,355
207,053		FGLMC	4.000	11/01/18	218,787
321,794		FGLMC	4.500	01/01/19	350,838
43,899		FGLMC	4.000	05/01/19	46,478
372,674		FGLMC	4.500	05/01/19	397,226
790,703		FGLMC	4.500	06/01/19	842,795
209,210		FGLMC	4.000	10/01/19	221,505
83,927		FGLMC	5.500	11/01/19	91,102
616,277		FGLMC	4.500	12/01/19	656,877
109,257		FGLMC	4.500	01/01/20	116,455
50,898		FGLMC	4.500	02/01/20	55,301
2,790,751		FGLMC	4.500	02/01/20	2,974,606
545,351		FGLMC	5.000	05/01/20	584,303
561,578		FGLMC	5.000	05/01/20	607,350
45,988		FGLMC	4.500	07/01/20	49,966
529,796		FGLMC	5.000	07/01/20	569,997
7,107		FGLMC	7.000	10/01/20	8,280
45,391		FGLMC	5.000	12/01/20	48,835
563,555		FGLMC	4.500	06/01/21	601,562
1,020,456		FGLMC	4.500	06/01/21	1,089,278
472,323		FGLMC	5.000	07/01/21	508,680
66,002		FGLMC	5.500	07/01/21	71,232
43,842		FGLMC	5.000	10/01/22	47,087
36,557		FGLMC	6.000	11/01/22	40,191
339,910		FGLMC	5.000	04/01/23	364,534
496,060		FGLMC	4.500	05/01/23	527,965
23,957		FGLMC	4.500	05/01/23	25,498
258,087		FGLMC	5.000	05/01/23	277,717
454,539		FGLMC	5.500	05/01/23	490,557
69,948		FGLMC	5.000	10/01/23	75,016
56,442		FGLMC	5.500	10/01/23	61,414
53,578		FGLMC	5.000	11/01/23	57,653
115,100		FGLMC	5.000	03/01/24	125,653

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$30,599		FGLMC	4.500%	04/01/24	$32,557
13,382		FGLMC	4.500	05/01/24	14,238
89,264		FGLMC	4.500	06/01/24	94,978
441,434		FGLMC	4.000	07/01/24	466,826
783,542		FGLMC	4.000	07/01/24	828,612
238,510		FGLMC	5.500	07/01/24	258,900
828,457		FGLMC	4.000	08/01/24	876,111
55,212		FGLMC	4.500	09/01/24	58,746
25,971		FGLMC	4.500	09/01/24	27,633
136,043		FGLMC	4.500	09/01/24	144,750
27,153		FGLMC	5.500	09/01/24	29,622
1,000,225		FGLMC	4.000	10/01/24	1,057,759
72,199		FGLMC	4.500	10/01/24	78,999
33,287		FGLMC	4.500	10/01/24	35,417
40,273		FGLMC	4.500	11/01/24	42,851
73,310		FGLMC	4.500	12/01/24	78,002
323,008		FGLMC	5.500	12/01/24	348,603
57,731		FGLMC	4.500	02/01/25	61,427
1,414,569		FGLMC	4.000	03/01/25	1,495,494
38,842		FGLMC	4.500	06/01/25	41,328
71,087		FGLMC	4.500	07/01/25	75,637
1,332,792		FGLMC	3.500	10/01/25	1,401,542
816,193		FGLMC	4.000	10/01/25	863,141
1,285,391		FGLMC	3.500	11/01/25	1,351,696
2,176,134		FGLMC	3.500	11/01/25	2,288,387
571,478		FGLMC	3.500	12/01/25	600,957
363,671		FGLMC	3.000	01/01/26	382,438
3,936,988		FGLMC	3.500	01/01/26	4,140,070
394,664		FGLMC	4.000	04/01/26	417,365
731,241		FGLMC	4.000	05/01/26	773,303
188,015		FGLMC	5.500	07/01/26	204,166
2,466,476		FGLMC	4.000	08/01/26	2,608,350
16,046		FGLMC	6.000	08/01/26	17,512
593,540		FGLMC	3.000	09/01/26	624,169
1,686,486		FGLMC	3.000	10/01/26	1,773,516
2,588,331		FGLMC	3.500	10/01/26	2,721,846
87,820		FGLMC	5.000	10/01/26	95,652
28,087		FGLMC	5.500	10/01/26	30,500
8,525,574		FGLMC	3.000	02/01/27	8,997,500
4,466,780	m	FGLMC	2.500	05/01/27	4,670,112
3,974,956		FGLMC	2.500	11/01/27	4,155,900
304,373		FGLMC	6.000	12/01/27	331,424
462,996		FGLMC	5.000	03/01/28	498,562
45,279		FGLMC	5.500	05/01/28	48,999
352		FGLMC	6.500	10/01/28	402
394,156		FGLMC	5.500	01/01/29	426,784
8,348		FGLMC	6.500	01/01/29	9,512
71,981		FGLMC	4.000	02/01/29	77,631
2,048		FGLMC	6.500	03/01/29	2,408
182,290		FGLMC	4.500	04/01/29	196,497
66,250		FGLMC	6.500	05/01/29	77,872
18,101		FGLMC	6.500	07/01/29	21,193

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$87,102	FGLMC	5.000%	12/01/29	$93,727
128,730	FGLMC	4.000	08/01/30	138,835
737,260	FGLMC	4.500	01/01/31	797,945
1,472	FGLMC	8.000	01/01/31	1,805
731,589	FGLMC	4.000	03/01/31	789,014
93,438	FGLMC	4.000	05/01/31	100,773
745,254	FGLMC	4.500	05/01/31	819,579
307,855	FGLMC	4.000	06/01/31	328,747
937,219	FGLMC	4.000	08/01/31	1,010,786
808,061	FGLMC	4.000	09/01/31	871,489
13,668	FGLMC	6.500	09/01/31	15,855
24,025	FGLMC	8.000	09/01/31	29,796
380,309	FGLMC	3.500	11/01/31	406,515
141,729	FGLMC	7.000	12/01/31	167,967
67,849	FGLMC	6.500	01/01/32	78,707
165,296	FGLMC	6.000	02/01/32	183,809
4,520,330	FGLMC	3.000	03/01/32	4,747,973
57,795	FGLMC	7.000	04/01/32	68,494
47,958	FGLMC	6.500	05/01/32	54,506
3,452,319	FGLMC	3.500	09/01/32	3,690,213
60,214	FGLMC	5.500	11/01/32	65,593
64,330	FGLMC	6.000	02/01/33	71,535
250,560	FGLMC	5.000	03/01/33	272,124
131,633	FGLMC	6.000	03/01/33	146,376
29,133	FGLMC	6.000	03/01/33	32,396
319,618	FGLMC	6.000	03/01/33	355,415
105,171	FGLMC	5.000	04/01/33	114,222
26,432	FGLMC	6.000	04/01/33	29,393
1,851,484	FGLMC	5.000	06/01/33	2,003,847
595,757	FGLMC	5.500	06/01/33	648,238
219,536	FGLMC	4.500	07/01/33	236,268
29,417	FGLMC	5.000	08/01/33	31,949
258,513	FGLMC	5.000	08/01/33	281,730
58,771	FGLMC	6.500	08/01/33	67,834
566,874	FGLMC	5.000	09/01/33	631,306
116,450	FGLMC	5.500	09/01/33	126,708
187,177	FGLMC	5.500	09/01/33	209,866
248,478	FGLMC	5.500	09/01/33	280,306
245,954	FGLMC	5.500	09/01/33	275,767
96,127	FGLMC	4.000	10/01/33	103,131
52,829	FGLMC	5.000	10/01/33	57,376
353,662	FGLMC	5.500	10/01/33	396,532
119,571	FGLMC	5.500	12/01/33	130,105
437,953	FGLMC	5.500	12/01/33	477,081
1,044,586	FGLMC	7.000	12/01/33	1,237,965
1,114,951	FGLMC	5.000	01/01/34	1,210,904
28,939	FGLMC	5.500	02/01/34	31,488
158,838	FGLMC	5.000	03/01/34	171,714
186,913	FGLMC	5.500	03/01/34	203,341
366,916	FGLMC	5.000	05/01/34	396,659
179,166	FGLMC	4.500	06/01/34	192,710
520,602	FGLMC	5.000	06/01/34	562,802

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$111,208	FGLMC	5.500%	06/01/34	$120,865
73,206	FGLMC	6.000	06/01/34	81,405
234,614	FGLMC	6.000	09/01/34	258,104
35,596	FGLMC	5.000	11/01/34	38,418
1,801,861	FGLMC	5.500	11/01/34	1,958,338
975,846	FGLMC	5.000	12/01/34	1,054,949
94,844	FGLMC	5.500	12/01/34	105,007
178,888	FGLMC	5.500	12/01/34	194,647
20,407	FGLMC	5.500	01/01/35	22,179
79,450	FGLMC	5.500	01/01/35	86,349
12,021	FGLMC	5.500	01/01/35	13,064
532,774	FGLMC	4.500	04/01/35	573,047
423,545	FGLMC	6.000	05/01/35	465,951
66,179	FGLMC	6.000	05/01/35	72,475
433,062	FGLMC	7.000	05/01/35	513,232
72,382	FGLMC	5.500	06/01/35	78,668
121,141	FGLMC	5.500	06/01/35	131,661
2,165,179	FGLMC	5.000	07/01/35	2,337,983
76,599	FGLMC	5.000	07/01/35	82,713
82,283	FGLMC	6.000	07/01/35	90,110
103,910	FGLMC	5.000	08/01/35	112,203
47,226	FGLMC	5.500	08/01/35	51,297
103,877	FGLMC	6.000	08/01/35	113,758
45,932	FGLMC	4.500	09/01/35	49,375
384,756	FGLMC	5.000	10/01/35	424,601
72,227	FGLMC	5.000	10/01/35	77,992
343,302	FGLMC	5.000	10/01/35	370,701
1,602,718	FGLMC	5.500	10/01/35	1,743,905
288,590	FGLMC	5.000	12/01/35	311,622
57,924	FGLMC	5.000	12/01/35	62,547
125,416	FGLMC	6.000	01/01/36	136,680
109,083	FGLMC	5.000	02/01/36	117,789
53,022	FGLMC	5.000	02/01/36	57,254
67,263	FGLMC	6.000	02/01/36	73,661
671,386	FGLMC	5.500	04/01/36	743,328
75,713	FGLMC	5.500	05/01/36	82,288
27,186	FGLMC	6.500	05/01/36	30,921
2,596,480	FGLMC	6.000	06/01/36	2,829,672
429,948	FGLMC	5.000	07/01/36	463,053
325,760	FGLMC	6.000	07/01/36	358,376
78,119	FGLMC	6.000	08/01/36	85,135
61,681	FGLMC	6.000	09/01/36	67,471
189,928	FGLMC	6.500	10/01/36	216,021
116,485	FGLMC	5.500	11/01/36	126,055
267,841	FGLMC	6.000	11/01/36	291,896
1,298,848	FGLMC	6.000	12/01/36	1,415,498
2,305,868	FGLMC	5.500	03/01/37	2,495,305
677,198	FGLMC	6.000	03/01/37	738,018
150,502	FGLMC	6.500	03/01/37	168,369
863,831	FGLMC	5.500	04/01/37	933,179
124,416	FGLMC	5.000	05/01/37	133,880
66,323	FGLMC	5.000	06/01/37	71,368

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$446,659		FGLMC	5.500%	06/01/37	$482,516
1,606,906		FGLMC	6.000	07/01/37	1,748,712
383,911		FGLMC	6.000	08/01/37	422,349
161,077		FGLMC	6.000	09/01/37	177,205
1,862,092		FGLMC	5.500	10/01/37	2,026,127
81,220		FGLMC	6.000	11/01/37	88,387
640,580		FGLMC	6.500	11/01/37	729,050
272,787		FGLMC	6.000	01/01/38	296,859
1,027,396		FGLMC	6.000	02/01/38	1,118,062
107,289		FGLMC	6.000	02/01/38	116,757
3,295,486		FGLMC	5.000	03/01/38	3,549,232
923,369		FGLMC	5.000	03/01/38	993,601
89,620		FGLMC	5.000	04/01/38	100,357
1,061,283		FGLMC	5.000	04/01/38	1,168,272
1,788,910		FGLMC	5.500	04/01/38	1,942,026
427,098		FGLMC	5.500	05/01/38	461,118
48,444		FGLMC	5.500	06/01/38	52,302
98,396		FGLMC	6.000	07/01/38	107,079
164,567		FGLMC	5.500	08/01/38	178,653
1,682,927		FGLMC	5.500	08/01/38	1,821,187
185,542		FGLMC	5.000	09/01/38	199,654
751,216		FGLMC	5.500	09/01/38	826,782
2,594,586		FGLMC	5.500	09/01/38	2,801,256
32,111		FGLMC	5.500	10/01/38	34,669
999,110		FGLMC	6.000	11/01/38	1,087,280
4,243,424		FGLMC	4.500	02/01/39	4,553,584
2,547,550		FGLMC	5.000	02/01/39	2,741,318
183,519		FGLMC	5.500	02/01/39	198,138
33,347		FGLMC	4.500	03/01/39	35,785
700,562		FGLMC	5.000	03/01/39	771,186
148,907		FGLMC	6.000	03/01/39	162,048
97,255		FGLMC	4.500	04/01/39	106,552
4,618,658		FGLMC	4.500	04/01/39	5,047,174
1,612,138		FGLMC	4.000	05/01/39	1,721,553
3,442,843		FGLMC	4.500	05/01/39	3,694,487
38,965		FGLMC	4.500	05/01/39	41,813
489,693		FGLMC	4.500	05/01/39	538,845
977,961		FGLMC	4.500	05/01/39	1,049,442
747,803		FGLMC	5.000	05/01/39	805,382
1,763,383		FGLMC	4.000	06/01/39	1,883,063
9,116,010	h	FGLMC	4.500	06/01/39	9,782,317
412,486		FGLMC	4.500	06/01/39	442,635
171,919		FGLMC	5.000	06/01/39	189,250
84,848		FGLMC	5.500	06/01/39	91,606
1,898,094		FGLMC	4.000	07/01/39	2,026,917
148,049		FGLMC	4.500	07/01/39	158,870
75,517		FGLMC	4.500	07/01/39	81,037
951,985		FGLMC	4.500	07/01/39	1,021,567
541,307		FGLMC	5.000	07/01/39	582,479
1,390,175		FGLMC	5.500	07/01/39	1,501,777
70,853		FGLMC	4.500	08/01/39	76,032
200,045		FGLMC	5.000	08/01/39	215,261

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$799,089	FGLMC	4.000%	09/01/39	$853,323
1,318,482	FGLMC	5.000	09/01/39	1,455,025
34,412	FGLMC	5.500	09/01/39	37,745
3,617,859	FGLMC	6.500	09/01/39	4,117,523
207,560	FGLMC	4.500	10/01/39	231,137
621,231	FGLMC	4.500	10/01/39	666,638
168,790	FGLMC	4.500	10/01/39	188,722
103,012	FGLMC	4.000	11/01/39	110,003
485,137	FGLMC	4.500	11/01/39	520,596
60,668	FGLMC	5.000	11/01/39	65,283
154,030	FGLMC	5.000	11/01/39	165,745
1,565,331	FGLMC	4.500	12/01/39	1,722,448
362,018	FGLMC	4.500	12/01/39	388,479
499,092	FGLMC	4.500	12/01/39	550,700
855,142	FGLMC	4.500	12/01/39	917,646
1,070,437	FGLMC	5.500	12/01/39	1,156,371
973,480	FGLMC	4.500	01/01/40	1,044,633
61,615	FGLMC	5.000	01/01/40	67,996
193,464	FGLMC	5.500	01/01/40	208,875
430,912	FGLMC	5.500	03/01/40	465,505
121,026	FGLMC	4.500	04/01/40	133,541
647,069	FGLMC	4.500	04/01/40	696,791
979,521	FGLMC	5.000	04/01/40	1,073,003
402,837	FGLMC	5.000	04/01/40	437,254
11,019,863	FGLMC	4.500	05/01/40	11,825,326
6,336,742	FGLMC	5.000	05/01/40	6,941,492
22,448	FGLMC	4.500	06/01/40	24,173
3,402,362	FGLMC	5.500	06/01/40	3,690,973
5,262,214	FGLMC	4.500	07/01/40	5,666,573
102,583	FGLMC	4.500	08/01/40	110,466
1,002,433	FGLMC	5.000	08/01/40	1,088,077
210,883	FGLMC	5.000	08/01/40	228,899
2,132,637	FGLMC	5.000	08/01/40	2,369,955
1,341,231	FGLMC	4.000	09/01/40	1,433,097
9,945,504	FGLMC	4.000	11/01/40	10,806,976
5,733,926	FGLMC	4.000	12/01/40	6,230,595
475,047	FGLMC	3.500	01/01/41	505,555
1,346,476	FGLMC	3.500	01/01/41	1,432,949
1,158,849	FGLMC	4.000	01/01/41	1,238,223
978,259	FGLMC	3.500	02/01/41	1,041,083
1,631,811	FGLMC	4.000	02/01/41	1,743,666
4,773,823	FGLMC	4.000	02/01/41	5,100,802
6,561,737	FGLMC	4.000	04/01/41	7,015,280
1,599,964	FGLMC	4.500	04/01/41	1,726,409
384,293	FGLMC	5.000	04/01/41	417,606
1,594,506	FGLMC	4.500	05/01/41	1,720,519
2,211,620	FGLMC	4.500	06/01/41	2,386,402
3,503,235	FGLMC	3.500	10/01/41	3,728,217
3,632,734	FGLMC	5.000	10/01/41	3,979,426
2,633,053	FGLMC	4.500	12/01/41	2,841,142
13,390,174	FGLMC	3.500	01/01/42	14,250,106
4,042,873	FGLMC	3.500	02/01/42	4,302,511

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,536,524	FGLMC	3.500%	04/01/42	$4,837,788
8,462,542	FGLMC	4.000	05/01/42	9,195,561
1,328,124	FGLMC	3.000	08/01/42	1,389,846
7,457,076	FGLMC	3.000	10/01/42	7,803,630
639	Federal National Mortgage Association (FNMA)	5.000	06/01/13	660
537,910	FNMA	4.440	07/01/13	537,724
371	FNMA	6.000	09/01/13	372
489,540	FNMA	4.764	10/01/13	499,911
355	FNMA	6.500	12/01/13	362
414,218	FNMA	4.801	02/01/14	424,022
678,687	FNMA	4.640	11/01/14	714,419
39,535	FNMA	6.000	04/01/16	42,666
56,950	FNMA	5.500	09/01/16	61,165
4,269	FNMA	6.500	10/01/16	4,567
39,631	FNMA	6.500	11/01/16	42,400
25,177	FNMA	6.500	04/01/17	27,297
21,466	FNMA	6.000	05/01/17	23,088
103,238	FNMA	5.000	09/01/17	112,192
20,020	FNMA	6.000	11/01/17	21,277
1,345,171	FNMA	5.000	12/01/17	1,461,850
16,756	FNMA	5.000	12/01/17	18,209
225,435	FNMA	5.000	12/01/17	244,989
1,892,234	FNMA	5.000	01/01/18	2,056,366
1,745,228	FNMA	4.500	02/01/18	1,882,156
251,639	FNMA	4.500	04/01/18	271,382
48,871	FNMA	5.000	04/01/18	53,110
34,975	FNMA	5.500	04/01/18	37,656
378,369	FNMA	5.500	04/01/18	409,917
22,657	FNMA	5.500	05/01/18	24,393
541,614	FNMA	4.500	06/01/18	584,108
65,737	FNMA	4.000	08/01/18	70,556
796,918	FNMA	4.000	08/01/18	855,333
206,419	FNMA	4.500	09/01/18	222,614
142,380	FNMA	4.500	10/01/18	153,551
383,691	FNMA	5.000	11/01/18	416,972
8,277	FNMA	5.000	01/01/19	8,995
19,898	FNMA	6.000	01/01/19	21,734
44,825	FNMA	4.500	05/01/19	48,341
19,705	FNMA	4.500	06/01/19	21,251
114,080	FNMA	4.500	06/01/19	123,031
130,381	FNMA	5.000	07/01/19	141,691
542,882	FNMA	5.000	10/01/19	589,972
81,195	FNMA	4.500	11/01/19	87,565
68,710	FNMA	4.500	12/01/19	74,100
81,710	FNMA	5.000	03/01/20	88,797
27,188	FNMA	5.000	04/01/20	29,546
54,899	FNMA	4.500	06/01/20	58,900
38,668	FNMA	4.500	09/01/20	41,702
37,995	FNMA	4.500	10/01/20	40,934
57,426	FNMA	4.500	11/01/20	61,932
150,523	FNMA	5.000	12/01/20	163,579
3,175,118	FNMA	5.500	01/01/21	3,439,860

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$352,581	FNMA	5.500%	01/01/21	$378,674
131,053	FNMA	5.000	03/01/21	142,420
898,489	FNMA	6.000	04/01/21	978,656
103,271	FNMA	5.500	08/01/21	111,882
28,857	FNMA	6.000	08/01/21	31,712
18,353	FNMA	5.000	10/01/21	19,945
45,688	FNMA	5.000	11/01/21	49,651
23,179	FNMA	5.500	11/01/21	25,112
52,480	FNMA	5.500	10/01/22	56,757
23,656	FNMA	6.000	10/01/22	26,111
17,499	FNMA	5.000	03/01/23	18,967
46,863	FNMA	4.500	04/01/23	50,437
447,679	FNMA	4.500	06/01/23	481,824
41,044	FNMA	5.000	06/01/23	44,444
41,162	FNMA	5.500	06/01/23	45,083
446,422	FNMA	5.000	07/01/23	483,401
2,991,118	FNMA	5.000	07/01/23	3,242,154
165,724	FNMA	5.000	07/01/23	179,451
49,912	FNMA	5.500	08/01/23	53,980
74,969	FNMA	5.000	11/01/23	82,381
26,654	FNMA	5.500	11/01/23	28,877
1,059,255	FNMA	5.500	01/01/24	1,147,576
66,616	FNMA	5.500	02/01/24	73,046
399,693	FNMA	4.000	03/01/24	428,242
29,862	FNMA	4.500	04/01/24	32,135
576,346	FNMA	4.000	05/01/24	617,512
1,751,709	FNMA	4.000	05/01/24	1,876,829
36,233	FNMA	4.000	06/01/24	38,821
42,428	FNMA	4.500	07/01/24	46,619
37,604	FNMA	5.500	07/01/24	41,233
604	FNMA	8.000	07/01/24	722
227,934	FNMA	4.500	08/01/24	245,283
192,804	FNMA	4.000	09/01/24	206,575
838,997	FNMA	4.000	09/01/24	898,924
120,913	FNMA	4.500	09/01/24	130,117
1,843,670	FNMA	4.500	10/01/24	1,984,000
98,622	FNMA	5.000	01/01/25	108,373
203,068	FNMA	4.500	02/01/25	219,127
1,444,121	FNMA	4.500	03/01/25	1,558,327
35,183	FNMA	4.500	03/01/25	37,965
436,904	FNMA	5.000	03/01/25	479,009
1,198,891	FNMA	4.500	04/01/25	1,293,704
386,671	FNMA	4.500	04/01/25	417,251
5,316,941	FNMA	4.000	05/01/25	5,695,053
1,426,771	FNMA	4.000	06/01/25	1,528,235
1,353,265	FNMA	4.500	06/01/25	1,460,286
506,610	FNMA	4.000	08/01/25	542,637
194,719	FNMA	5.500	08/01/25	213,271
2,392,593	FNMA	3.500	09/01/25	2,539,563
2,464,435	FNMA	4.000	09/01/25	2,640,463
3,065,777	FNMA	3.500	10/01/25	3,254,098
948,453	FNMA	5.000	10/01/25	1,039,858

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,665,722	FNMA	4.000%	11/01/25	$1,784,179
2,307,026	FNMA	3.500	12/01/25	2,448,740
1,472,416	FNMA	3.500	02/01/26	1,562,862
565,509	FNMA	4.000	03/01/26	605,902
1,495,690	FNMA	4.000	06/01/26	1,602,522
1,286,616	FNMA	3.500	08/01/26	1,365,649
1,048,518	FNMA	3.500	09/01/26	1,112,925
641,841	FNMA	4.000	09/01/26	687,685
1,623,317	FNMA	3.500	10/01/26	1,723,032
38,636	FNMA	6.000	10/01/26	42,299
2,019,471	FNMA	3.000	11/01/26	2,133,129
1,657,624	FNMA	3.000	12/01/26	1,750,917
3,138,555	FNMA	3.000	04/01/27	3,317,159
5,017,341	FNMA	3.000	04/01/27	5,302,859
2,183,187	FNMA	3.500	05/01/27	2,332,986
2,152,868	FNMA	2.500	06/01/27	2,252,887
4,738,545	FNMA	3.000	06/01/27	5,008,198
2,215,850	FNMA	2.500	07/01/27	2,318,794
350,522	FNMA	6.000	08/01/27	383,536
3,922,965	FNMA	2.500	09/01/27	4,105,219
127,794	FNMA	5.500	09/01/27	139,091
6,968,936	FNMA	2.500	10/01/27	7,292,701
16,981	FNMA	5.500	01/01/28	18,472
15,161	FNMA	5.000	02/01/28	16,432
720,549	FNMA	5.000	05/01/28	780,984
84,746	FNMA	5.500	06/01/28	92,184
14,671	FNMA	5.500	11/01/28	15,950
52	FNMA	7.500	01/01/29	63
103,485	FNMA	4.000	03/01/29	111,402
449,937	FNMA	4.500	04/01/29	487,451
952	FNMA	6.500	04/01/29	1,101
265,401	FNMA	4.000	05/01/29	285,703
166,003	FNMA	4.500	06/01/29	179,844
45,364	FNMA	4.000	07/01/29	48,835
288	FNMA	7.500	07/01/29	289
3,655	FNMA	7.500	07/01/29	3,809
888,975	FNMA	4.500	08/01/29	963,096
139,908	FNMA	4.500	09/01/29	151,574
78,846	FNMA	4.500	11/01/29	87,169
42,184	FNMA	4.500	01/01/30	45,675
122,898	FNMA	4.000	03/01/30	132,300
50,768	FNMA	4.500	05/01/30	54,969
68,059	FNMA	4.500	06/01/30	73,691
606,681	FNMA	4.500	08/01/30	656,885
125,763	FNMA	4.000	09/01/30	135,384
692,429	FNMA	4.000	10/01/30	745,397
952,304	FNMA	4.000	11/01/30	1,025,151
254,069	FNMA	4.500	12/01/30	276,206
283,173	FNMA	3.500	02/01/31	302,764
359,758	FNMA	4.000	02/01/31	387,278
293	FNMA	7.500	02/01/31	311
2,396	FNMA	7.500	03/01/31	2,925

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$777,965		FNMA	3.500%	04/01/31	$831,786
107,270		FNMA	4.000	04/01/31	115,476
13,402		FNMA	6.000	05/01/31	14,974
1,389		FNMA	7.500	05/01/31	1,522
572,167		FNMA	4.500	07/01/31	628,403
2,600,416		FNMA	4.500	07/01/31	2,874,928
3,540,209		FNMA	4.000	08/01/31	3,811,021
243,099		FNMA	4.000	09/01/31	261,695
1,033		FNMA	6.500	09/01/31	1,220
106,373		FNMA	6.000	11/01/31	118,852
12,802		FNMA	6.500	11/01/31	14,652
5,276,269		FNMA	3.500	01/01/32	5,641,292
41,756		FNMA	6.000	01/01/32	46,655
27,431		FNMA	6.000	01/01/32	30,721
29,441		FNMA	6.000	02/01/32	32,894
90,604		FNMA	6.500	04/01/32	103,487
220,153		FNMA	6.500	07/01/32	250,776
23,454		FNMA	6.500	08/01/32	27,751
1,715,398		FNMA	3.000	09/01/32	1,805,538
290,255		FNMA	6.000	09/01/32	324,305
35,158		FNMA	7.500	09/01/32	43,032
201,311		FNMA	5.500	10/01/32	221,247
45,696		FNMA	6.000	10/01/32	51,042
63,204		FNMA	6.000	11/01/32	70,599
12,814		FNMA	5.500	12/01/32	14,083
92,270		FNMA	5.500	12/01/32	101,407
125,841		FNMA	6.000	12/01/32	140,604
560,955		FNMA	5.500	01/01/33	616,506
1,265,453		FNMA	6.000	01/01/33	1,402,854
37,505		FNMA	5.000	02/01/33	40,862
756,471		FNMA	5.000	02/01/33	824,174
28,419		FNMA	6.000	04/01/33	31,744
4,671,099		FNMA	5.500	05/01/33	5,133,675
259,376		FNMA	5.000	06/01/33	282,127
527,139		FNMA	5.500	06/01/33	579,341
63,366		FNMA	4.500	07/01/33	68,788
275,037		FNMA	5.000	07/01/33	299,652
212,138		FNMA	4.500	08/01/33	230,290
353,663		FNMA	4.500	08/01/33	383,924
131,420		FNMA	5.000	08/01/33	143,182
162,420		FNMA	5.500	09/01/33	182,819
409,468		FNMA	5.500	09/01/33	460,894
70,699		FNMA	6.000	09/01/33	78,970
705,889		FNMA	4.500	10/01/33	766,288
99,013		FNMA	5.000	10/01/33	107,875
155,293		FNMA	5.000	10/01/33	169,191
1,014,263		FNMA	5.500	10/01/33	1,152,740
1,860,659		FNMA	5.500	10/01/33	2,132,718
58,168		FNMA	4.500	11/01/33	63,146
125,061		FNMA	5.000	11/01/33	136,254
8,864,306	h	FNMA	5.000	11/01/33	9,657,644
1,095,996		FNMA	5.000	12/01/33	1,194,086

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,101,981		FNMA	5.500%	12/01/33	$1,246,923
395,190		FNMA	5.000	02/01/34	430,559
1,478,404		FNMA	6.000	02/01/34	1,651,374
2,413,916		FNMA	5.000	03/01/34	2,629,957
43,394		FNMA	5.000	03/01/34	47,278
58,760		FNMA	5.000	03/01/34	64,019
99,650		FNMA	5.000	03/01/34	108,364
124,564		FNMA	5.000	03/01/34	135,712
36,744		FNMA	5.000	03/01/34	40,032
361,005		FNMA	5.000	04/01/34	392,411
379,139		FNMA	5.500	04/01/34	416,685
38,175		FNMA	4.500	05/01/34	41,441
163,752		FNMA	4.500	05/01/34	177,456
123,822		FNMA	5.500	07/01/34	135,465
83,741		FNMA	5.500	07/01/34	91,615
93,986		FNMA	7.000	07/01/34	112,295
125,669		FNMA	5.000	08/01/34	137,183
1,036,761		FNMA	5.000	08/01/34	1,126,745
95,837		FNMA	6.000	08/01/34	107,050
522,078		FNMA	6.000	08/01/34	583,161
57,096		FNMA	4.500	09/01/34	61,874
2,130,321		FNMA	5.500	09/01/34	2,330,633
18,048		FNMA	5.500	11/01/34	19,745
177,495		FNMA	6.000	11/01/34	196,923
31,752		FNMA	5.000	12/01/34	34,593
21,184		FNMA	5.500	12/01/34	23,176
55,192		FNMA	6.000	12/01/34	61,632
2,774,397		FNMA	4.500	01/01/35	3,011,787
231,515		FNMA	5.500	01/01/35	253,827
6,575,564		FNMA	5.500	02/01/35	7,226,737
274,005		FNMA	5.500	02/01/35	299,769
1,710,376		FNMA	5.500	04/01/35	1,935,340
261,003		FNMA	6.000	04/01/35	290,235
222,114		FNMA	6.000	04/01/35	247,566
256,045		FNMA	5.500	05/01/35	284,601
335,370		FNMA	6.000	05/01/35	373,686
113,424		FNMA	5.000	06/01/35	123,804
8,141		FNMA	7.500	06/01/35	9,059
10,896	i	FNMA	4.686	07/01/35	11,690
266,135		FNMA	5.000	07/01/35	294,727
647,208		FNMA	4.500	08/01/35	700,159
1,099,577		FNMA	5.000	08/01/35	1,193,864
504,449		FNMA	5.000	08/01/35	547,704
30,781		FNMA	4.500	09/01/35	33,300
32,480		FNMA	4.500	09/01/35	35,259
69,956		FNMA	5.500	09/01/35	76,883
847,907		FNMA	5.000	10/01/35	920,614
998,982		FNMA	5.500	10/01/35	1,130,377
46,076		FNMA	5.000	11/01/35	49,696
1,330,497		FNMA	5.500	11/01/35	1,453,939
18,180		FNMA	4.500	12/01/35	19,667
101,864		FNMA	5.500	12/01/35	111,320

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$710,609		FNMA	6.000%	12/01/35	$782,978
335,742	i	FNMA	2.705	02/01/36	356,089
671		FNMA	5.000	02/01/36	719
80,944		FNMA	5.000	02/01/36	86,747
2,702,179		FNMA	5.000	02/01/36	2,938,814
216,013		FNMA	6.500	02/01/36	243,777
1,625,061		FNMA	6.000	03/01/36	1,779,134
29,848		FNMA	5.000	05/01/36	32,332
1,987,263		FNMA	6.000	06/01/36	2,219,148
205,392	i	FNMA	2.760	07/01/36	219,654
120,776		FNMA	6.000	07/01/36	132,661
899,135		FNMA	6.500	07/01/36	1,008,252
2,011,034		FNMA	5.500	08/01/36	2,187,561
768,898		FNMA	6.500	08/01/36	880,108
71,066		FNMA	5.500	09/01/36	77,748
77,111		FNMA	6.500	09/01/36	86,500
192,100		FNMA	6.500	09/01/36	216,131
215,111		FNMA	6.000	10/01/36	235,506
91,955		FNMA	6.500	11/01/36	103,155
30,436	i	FNMA	5.674	12/01/36	32,491
661,634		FNMA	6.000	12/01/36	724,364
74,757	i	FNMA	2.860	01/01/37	80,230
257,253		FNMA	5.500	01/01/37	279,834
9,629	i	FNMA	2.270	02/01/37	10,090
1,777,725		FNMA	5.500	02/01/37	1,933,772
39,965		FNMA	6.000	02/01/37	43,754
55,791		FNMA	7.000	02/01/37	66,404
19,698	i	FNMA	2.798	03/01/37	20,904
7,885		FNMA	5.000	03/01/37	8,542
589,626		FNMA	6.500	03/01/37	662,665
207,408		FNMA	6.500	03/01/37	234,363
19,403	i	FNMA	5.563	04/01/37	20,929
333,391		FNMA	7.000	04/01/37	396,812
648,428		FNMA	5.000	05/01/37	702,408
21,802		FNMA	7.000	05/01/37	25,949
94,943	i	FNMA	5.165	06/01/37	102,035
203,903		FNMA	5.500	06/01/37	221,578
130,154		FNMA	5.500	08/01/37	142,393
76,012		FNMA	6.000	08/01/37	83,267
117,981		FNMA	6.500	08/01/37	132,688
444,963		FNMA	6.500	08/01/37	500,012
197,165		FNMA	5.500	09/01/37	224,084
264,556		FNMA	6.000	09/01/37	289,639
284,311		FNMA	6.000	09/01/37	324,683
491,327		FNMA	6.000	09/01/37	561,095
200,565		FNMA	6.000	09/01/37	224,960
704,625		FNMA	6.000	09/01/37	804,680
67,632		FNMA	6.500	09/01/37	75,767
372,012		FNMA	6.500	09/01/37	418,036
572,490	i	FNMA	2.481	10/01/37	615,148
159,441		FNMA	6.500	10/01/37	179,009
1,102,321		FNMA	5.500	11/01/37	1,197,876

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,767,711		FNMA	6.000%	11/01/37	$3,030,119
97,101		FNMA	7.000	11/01/37	115,573
12,790		FNMA	6.500	01/01/38	14,612
55,057		FNMA	6.500	01/01/38	64,870
716,277		FNMA	5.500	02/01/38	778,256
38,016		FNMA	6.500	02/01/38	42,842
118,806		FNMA	7.000	02/01/38	141,407
78,393		FNMA	5.000	03/01/38	84,919
55,327		FNMA	5.000	03/01/38	59,933
101,985	i	FNMA	5.009	03/01/38	109,227
142,712		FNMA	5.500	03/01/38	155,061
32,479		FNMA	6.000	03/01/38	36,432
929,633		FNMA	6.500	03/01/38	1,062,232
214,185		FNMA	6.500	03/01/38	240,644
80,653		FNMA	6.500	03/01/38	92,150
129,601		FNMA	6.500	03/01/38	152,635
68,826		FNMA	5.000	04/01/38	74,556
2,761,451		FNMA	5.500	04/01/38	3,000,397
1,901,101		FNMA	6.000	04/01/38	2,077,187
78,072		FNMA	4.500	05/01/38	84,361
5,407,219		FNMA	5.000	05/01/38	5,877,637
1,800,740		FNMA	5.000	05/01/38	1,950,648
7,245,433		FNMA	6.000	06/01/38	7,916,527
1,777,486		FNMA	6.000	07/01/38	1,946,010
24,891	i	FNMA	4.792	08/01/38	26,657
13,437	i	FNMA	5.333	08/01/38	14,467
132,486	i	FNMA	4.917	10/01/38	141,998
22,416		FNMA	6.000	10/01/38	24,493
213,170		FNMA	5.500	11/01/38	231,615
34,414		FNMA	5.000	12/01/38	37,279
4,014,754		FNMA	5.500	12/01/38	4,387,240
868,147		FNMA	4.500	01/01/39	938,088
304,273		FNMA	5.000	01/01/39	329,603
1,224,359		FNMA	5.000	01/01/39	1,326,284
682,768		FNMA	5.500	01/01/39	741,847
3,197,243		FNMA	5.500	01/01/39	3,474,397
218,744		FNMA	6.000	01/01/39	239,005
446,500		FNMA	6.000	01/01/39	487,857
2,226,364		FNMA	4.500	02/01/39	2,405,730
1,180,119		FNMA	4.500	02/01/39	1,275,195
1,291,025		FNMA	4.500	02/01/39	1,395,036
54,376		FNMA	5.500	02/01/39	59,081
2,095,046		FNMA	4.000	04/01/39	2,247,453
62,460		FNMA	5.500	04/01/39	68,313
1,053,155		FNMA	4.500	05/01/39	1,138,002
2,980,126		FNMA	4.500	05/01/39	3,299,844
160,117		FNMA	4.500	06/01/39	173,017
78,955	i	FNMA	3.981	07/01/39	84,297
285,228		FNMA	4.500	07/01/39	308,207
563,678		FNMA	4.500	07/01/39	609,090
59,488		FNMA	5.000	07/01/39	65,593
96,487	i	FNMA	3.522	08/01/39	102,989

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$396,644	i	FNMA	3.697%	08/01/39	$422,402
6,431,350		FNMA	4.000	08/01/39	6,899,206
931,611		FNMA	4.000	08/01/39	999,383
1,656,689		FNMA	4.500	08/01/39	1,790,159
3,486,895		FNMA	4.500	08/01/39	3,871,333
69,043		FNMA	4.500	08/01/39	77,669
6,304,061		FNMA	5.000	08/01/39	6,828,862
64,894		FNMA	5.000	08/01/39	70,297
2,191,277		FNMA	4.000	09/01/39	2,350,684
134,026		FNMA	5.000	09/01/39	145,183
754,382		FNMA	5.500	09/01/39	849,126
914,561		FNMA	6.000	09/01/39	1,001,271
3,731,991		FNMA	6.500	10/01/39	4,190,045
99,754		FNMA	5.000	11/01/39	110,739
2,818,701		FNMA	4.000	12/01/39	3,023,751
234,870		FNMA	4.500	12/01/39	261,499
10,430,084		FNMA	4.500	12/01/39	11,270,380
806,879		FNMA	4.500	12/01/39	871,885
119,933	i	FNMA	3.689	01/01/40	126,992
161,840		FNMA	4.500	01/01/40	174,878
219,611		FNMA	5.000	01/01/40	242,149
2,323,695		FNMA	6.000	02/01/40	2,540,592
1,946,273		FNMA	4.500	03/01/40	2,103,073
827,624		FNMA	4.500	03/01/40	896,887
99,686		FNMA	5.000	03/01/40	111,037
87,758		FNMA	4.500	04/01/40	95,102
3,154,388		FNMA	5.000	04/01/40	3,478,101
3,467,627		FNMA	5.000	04/01/40	3,790,525
525,435	i	FNMA	3.508	05/01/40	557,259
622,513	i	FNMA	3.608	05/01/40	659,100
1,014,428	i	FNMA	3.740	05/01/40	1,076,659
82,846		FNMA	4.500	05/01/40	91,980
279,535		FNMA	4.500	07/01/40	302,929
240,620		FNMA	4.500	07/01/40	260,757
267,887		FNMA	5.000	07/01/40	298,392
151,733	i	FNMA	3.422	08/01/40	159,655
2,167,519		FNMA	4.500	08/01/40	2,341,530
2,294,048		FNMA	5.000	08/01/40	2,531,009
3,903,970		FNMA	4.500	09/01/40	4,230,691
1,788,142		FNMA	4.500	09/01/40	1,937,791
6,482,039		FNMA	6.000	09/01/40	7,096,605
604,864		FNMA	3.500	10/01/40	645,387
2,853,629		FNMA	4.000	10/01/40	3,062,112
4,677,929		FNMA	4.500	10/01/40	5,069,423
3,919,784		FNMA	3.500	11/01/40	4,182,388
3,139,365		FNMA	4.000	11/01/40	3,368,723
4,644,920		FNMA	4.000	11/01/40	4,984,272
5,484,753		FNMA	4.000	11/01/40	5,885,462
525,496		FNMA	4.500	11/01/40	577,029
859,718	i	FNMA	3.239	12/01/40	908,152
1,382,763		FNMA	4.000	12/01/40	1,510,144
6,943,357		FNMA	4.500	12/01/40	7,524,444

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$147,897		FNMA	3.500%	01/01/41	$157,806
417,665	i	FNMA	3.156	02/01/41	438,842
856,551		FNMA	3.500	02/01/41	913,935
4,299,669		FNMA	4.000	02/01/41	4,613,798
4,149,494		FNMA	4.000	03/01/41	4,452,650
3,374,956		FNMA	4.500	04/01/41	3,657,404
997,051		FNMA	4.500	05/01/41	1,082,363
3,438,476		FNMA	4.500	06/01/41	3,732,688
1,127,532	i	FNMA	3.236	07/01/41	1,187,725
3,446,830		FNMA	4.500	07/01/41	3,741,757
8,900,289		FNMA	4.000	09/01/41	9,553,314
5,158,639		FNMA	4.500	09/01/41	5,600,036
2,982,448		FNMA	5.500	09/01/41	3,244,245
2,235,743	i	FNMA	2.951	10/01/41	2,342,418
382,055	i	FNMA	3.173	10/01/41	403,028
2,185,672		FNMA	3.500	11/01/41	2,332,101
2,819,092	i	FNMA	2.845	12/01/41	2,955,553
3,010,096		FNMA	4.000	12/01/41	3,230,950
5,629,001	m	FNMA	3.500	03/01/42	6,018,427
3,151,561		FNMA	3.500	04/01/42	3,421,791
4,625,471		FNMA	5.000	04/01/42	5,210,006
5,572,751		FNMA	5.000	05/01/42	6,083,692
2,816,489		FNMA	3.000	06/01/42	2,954,146
16,009,488		FNMA	3.500	06/01/42	17,117,057
16,158,877		FNMA	4.000	06/01/42	17,536,360
24,108,290		FNMA	3.500	07/01/42	25,776,150
9,770,191		FNMA	3.500	09/01/42	10,446,113
12,439,984		FNMA	3.000	10/01/42	13,047,994
2,045,139		FNMA	3.500	02/01/32	2,186,626
15,000,000	h	FNMA	3.000	01/01/43	15,733,132
19,142		Government National Mortgage Association (GNMA)	5.000	02/15/18	20,561
71,610		GNMA	4.500	02/15/19	78,403
26,800		GNMA	4.500	01/20/24	29,225
144,001		GNMA	4.000	04/15/24	155,277
20,831		GNMA	4.500	07/15/24	22,732
490,489		GNMA	4.000	08/15/24	528,896
129,299		GNMA	4.500	08/15/24	141,100
464,150		GNMA	4.000	09/15/24	500,494
57,797		GNMA	4.500	01/15/25	63,054
472,759		GNMA	4.000	08/15/25	509,778
259,213		GNMA	3.500	03/15/26	278,422
380,351		GNMA	4.000	04/15/26	410,134
295,153		GNMA	4.000	06/20/26	315,294
447,562		GNMA	3.500	11/20/26	479,045
1,769,834		GNMA	3.000	12/15/26	1,891,086
4,674,572		GNMA	2.500	04/20/27	4,942,240
10,757		GNMA	6.500	09/15/28	12,447
1,698		GNMA	6.500	09/15/28	1,964
5,261		GNMA	6.500	11/15/28	6,184
1,349		GNMA	7.500	11/15/28	1,568
9,420		GNMA	8.500	10/15/30	10,261
6,705		GNMA	8.500	10/20/30	8,402

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$928	GNMA	8.500%	12/15/30	$1,075
1,210	GNMA	7.000	06/20/31	1,461
1,073	GNMA	6.500	07/15/31	1,272
3,877	GNMA	7.000	07/15/31	4,622
5,728	GNMA	7.000	07/15/31	6,828
5,147	GNMA	7.500	02/15/32	5,309
512,609	GNMA	6.000	10/15/32	578,014
86,420	GNMA	5.500	12/20/32	95,497
160,798	GNMA	5.500	05/15/33	179,121
31,587	GNMA	5.000	07/15/33	34,777
148,133	GNMA	5.500	07/15/33	163,670
28,103	GNMA	5.000	07/20/33	30,958
179,807	GNMA	5.000	08/15/33	199,762
64,085	GNMA	5.000	08/15/33	70,717
422,418	GNMA	5.500	09/15/33	479,924
357,910	GNMA	6.000	11/20/33	403,018
156,488	GNMA	5.500	05/20/34	176,037
234,854	GNMA	6.000	09/20/34	263,737
22,446	GNMA	5.000	10/20/34	24,747
615,430	GNMA	5.500	11/15/34	679,019
194,681	GNMA	6.500	01/15/35	221,956
120,362	GNMA	5.500	02/20/35	133,857
2,493,158	GNMA	5.000	03/20/35	2,748,813
806,216	GNMA	5.000	04/15/35	887,627
852,122	GNMA	5.500	05/20/35	947,673
35,091	GNMA	5.000	09/20/35	38,645
27,821	GNMA	5.000	11/15/35	30,491
31,944	GNMA	5.000	11/15/35	35,010
276,667	GNMA	5.500	02/20/36	311,215
30,124	GNMA	5.500	03/15/36	33,040
98,321	GNMA	5.500	05/20/36	108,158
25,149	GNMA	6.500	06/15/36	29,522
966,336	GNMA	5.500	06/20/36	1,063,011
42,519	GNMA	5.000	09/15/36	46,700
47,464	GNMA	6.000	09/15/36	52,986
86,881	GNMA	6.000	10/20/36	97,180
45,199	GNMA	5.000	12/15/36	49,576
47,669	GNMA	5.500	01/15/37	52,311
47,363	GNMA	6.000	01/20/37	52,977
1,508,064	GNMA	5.500	02/15/37	1,654,928
158,401	GNMA	6.000	02/20/37	177,176
1,216,738	GNMA	6.000	04/15/37	1,360,831
30,644	GNMA	6.500	04/15/37	34,784
577,754	GNMA	6.000	04/20/37	644,790
78,375	GNMA	6.000	06/15/37	87,493
97,703	GNMA	6.000	08/20/37	109,040
73,169	GNMA	6.500	08/20/37	83,070
374,834	GNMA	6.500	11/20/37	425,559
380,493	GNMA	6.000	12/15/37	424,760
29,097	GNMA	5.000	02/20/38	31,826
795,518	GNMA	5.000	04/15/38	867,894
33,812	GNMA	5.500	05/20/38	37,110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,142		GNMA	5.500%	06/15/38	$110,426
283,957		GNMA	6.000	06/20/38	316,905
656,578		GNMA	5.500	07/15/38	720,520
2,525,331		GNMA	5.000	07/20/38	2,762,188
2,407,965		GNMA	5.500	07/20/38	2,642,845
74,579		GNMA	5.500	08/15/38	81,842
422,082		GNMA	6.000	08/15/38	471,188
1,034,989		GNMA	6.000	08/15/38	1,155,402
239,930		GNMA	6.000	08/20/38	267,769
968,853		GNMA	6.000	09/20/38	1,081,269
188,912		GNMA	5.000	10/15/38	206,100
39,572		GNMA	5.500	10/15/38	44,959
59,626		GNMA	6.500	10/20/38	67,770
38,068		GNMA	6.500	10/20/38	43,220
18,655		GNMA	5.500	11/15/38	20,471
144,116		GNMA	6.500	11/20/38	163,618
1,418,109		GNMA	6.000	12/15/38	1,583,095
18,842		GNMA	6.500	12/15/38	21,457
100,450		GNMA	5.000	01/15/39	109,966
4,893,186		GNMA	4.500	01/20/39	5,358,248
382,288		GNMA	6.500	01/20/39	434,022
185,164		GNMA	5.000	02/15/39	202,704
73,944		GNMA	6.000	02/15/39	82,547
238,587		GNMA	4.500	03/15/39	262,307
1,482,463		GNMA	4.500	03/15/39	1,629,846
49,638		GNMA	4.500	03/20/39	54,455
66,011	i	GNMA	5.000	03/20/39	70,111
724,052		GNMA	5.500	03/20/39	794,678
95,741		GNMA	4.500	04/15/39	105,259
1,284,464		GNMA	5.500	04/15/39	1,416,377
31,570		GNMA	5.000	04/20/39	34,867
138,379		GNMA	4.000	05/15/39	152,289
2,763,330		GNMA	4.500	05/15/39	3,038,054
1,688,609		GNMA	5.000	05/15/39	1,848,571
136,362		GNMA	4.000	05/20/39	148,567
405,803		GNMA	4.500	05/20/39	445,187
49,003		GNMA	4.500	06/15/39	53,874
6,062,019		GNMA	4.500	06/15/39	6,664,691
72,981		GNMA	5.000	06/15/39	79,895
4,800,184		GNMA	5.000	06/15/39	5,361,410
3,994,316		GNMA	5.000	06/15/39	4,461,322
155,956		GNMA	5.000	06/15/39	170,145
73,990		GNMA	5.000	06/15/39	80,999
73,042		GNMA	4.000	06/20/39	79,580
51,366		GNMA	5.000	06/20/39	56,696
108,404		GNMA	4.500	07/15/39	119,181
195,657		GNMA	4.500	07/15/39	215,108
5,646,099		GNMA	4.500	07/15/39	6,276,232
66,851		GNMA	5.000	07/15/39	73,183
808,715		GNMA	4.500	07/20/39	887,203
734,899		GNMA	5.000	07/20/39	811,150
66,176		GNMA	5.500	07/20/39	72,714

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,471		GNMA	4.000%	08/15/39	$330,677
1,313,596		GNMA	5.000	08/15/39	1,438,033
80,802		GNMA	5.500	08/15/39	88,671
128,885		GNMA	6.000	08/15/39	143,880
195,831		GNMA	4.000	08/20/39	214,086
213,774		GNMA	5.000	08/20/39	235,954
123,224		GNMA	5.000	09/15/39	134,897
291,095		GNMA	5.000	09/20/39	322,946
82,083		GNMA	4.500	10/15/39	90,243
42,119		GNMA	5.000	10/15/39	46,109
80,318		GNMA	4.500	10/20/39	87,952
118,955		GNMA	4.500	11/15/39	132,231
116,654		GNMA	4.500	11/20/39	128,616
142,925		GNMA	5.000	11/20/39	158,161
222,738		GNMA	4.500	12/15/39	244,882
4,372,281		GNMA	4.500	12/15/39	4,806,963
113,657		GNMA	4.500	12/20/39	125,312
4,388,919		GNMA	5.000	12/20/39	4,856,767
3,776,733		GNMA	4.500	01/20/40	4,164,009
56,286		GNMA	5.500	01/20/40	61,776
2,480,919		GNMA	5.500	02/15/40	2,722,526
219,876		GNMA	4.000	03/15/40	241,618
71,321		GNMA	5.000	03/15/40	78,456
64,852		GNMA	4.500	04/15/40	71,583
1,292,891		GNMA	5.000	04/15/40	1,422,235
167,035		GNMA	4.500	04/20/40	184,696
29,897		GNMA	4.500	05/15/40	32,889
751,618		GNMA	5.000	05/15/40	826,811
1,648,845	i	GNMA	3.000	05/20/40	1,750,910
35,875		GNMA	4.500	05/20/40	39,554
82,466		GNMA	4.500	06/15/40	91,026
12,147,108		GNMA	4.500	06/15/40	13,426,236
75,484		GNMA	4.500	06/15/40	83,319
789,718		GNMA	5.000	06/20/40	872,187
509,566		GNMA	4.500	07/15/40	562,456
1,908,967		GNMA	4.500	07/15/40	2,107,104
5,732,918		GNMA	4.500	07/20/40	6,339,074
176,147		GNMA	5.000	07/20/40	195,195
1,225,946		GNMA	4.000	08/15/40	1,353,783
3,765,130		GNMA	4.000	08/15/40	4,148,328
347,230		GNMA	4.500	08/15/40	385,982
446,002		GNMA	4.500	08/20/40	493,159
339,704		GNMA	4.500	09/20/40	375,625
94,663		GNMA	5.500	09/20/40	104,015
138,030		GNMA	6.500	09/20/40	158,003
98,121		GNMA	4.000	10/15/40	108,997
341,667		GNMA	6.000	10/20/40	383,233
1,112,825		GNMA	4.000	11/15/40	1,228,865
3,959,269		GNMA	4.000	11/20/40	4,344,399
990,766		GNMA	3.500	12/15/40	1,078,408
1,622,669		GNMA	5.500	12/20/40	1,780,948
4,043,992		GNMA	4.000	01/15/41	4,461,890

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,345,458		GNMA	4.000%	01/20/41	$11,364,723
1,043,443		GNMA	4.000	02/15/41	1,145,401
3,360,182		GNMA	4.500	02/20/41	3,706,844
1,913,036		GNMA	4.500	03/15/41	2,110,791
4,507,615		GNMA	4.500	04/20/41	4,939,118
922,533		GNMA	5.000	04/20/41	1,019,438
490,530	i	GNMA	4.000	06/20/41	526,392
1,192,609		GNMA	4.000	07/15/41	1,309,142
1,594,234		GNMA	4.000	07/20/41	1,748,879
5,198,062		GNMA	4.500	07/20/41	5,717,701
5,047,818		GNMA	5.000	07/20/41	5,574,899
1,482,656		GNMA	4.500	08/15/41	1,623,572
2,504,598		GNMA	5.000	08/20/41	2,767,687
284,046	i	GNMA	3.000	09/20/41	302,213
6,803,048		GNMA	4.000	09/20/41	7,462,963
470,848		GNMA	4.000	10/15/41	516,856
752,863	i	GNMA	2.500	10/20/41	790,902
446,360	i	GNMA	3.500	10/20/41	476,514
8,557,106		GNMA	4.000	10/20/41	9,314,948
1,390,530		GNMA	5.500	10/20/41	1,527,904
2,198,073		GNMA	3.500	11/15/41	2,390,451
5,382,164		GNMA	5.000	11/20/41	5,939,312
1,901,774		GNMA	6.000	11/20/41	2,122,436
4,629,843		GNMA	3.500	01/20/42	5,036,697
2,280,549	i	GNMA	3.000	02/20/42	2,429,972
2,338,284		GNMA	3.500	03/20/42	2,543,764
5,484,605		GNMA	4.500	03/20/42	6,050,439
4,219,981		GNMA	3.500	04/15/42	4,589,319
4,799,251		GNMA	3.500	05/20/42	5,220,992
4,869,525		GNMA	3.500	05/20/42	5,359,832
6,448,196		GNMA	4.000	05/20/42	7,025,393
1,973,184	i	GNMA	2.000	07/20/42	2,061,782
4,880,161		GNMA	3.500	07/20/42	5,309,012
19,672,720		GNMA	3.500	08/20/42	21,401,489
7,908,765		GNMA	6.000	08/20/42	8,826,418
6,985,268		GNMA	3.000	11/20/42	7,437,327
1,323,529		GNMA	6.500	01/15/44	1,428,562

		TOTAL MORTGAGE BACKED			1,196,496,041

MUNICIPAL BONDS - 0.9%
500,000		American Municipal Power	6.270	02/15/50	597,805
300,000		American Municipal Power-Ohio, Inc	7.834	02/15/41	420,099
500,000		Bay Area Toll Authority	6.263	04/01/49	692,440
200,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	249,290
150,000		Colorado Bridge Enterprise	6.078	12/01/40	193,906
200,000		Commonwealth of Massachusetts	4.200	12/01/21	227,896
500,000		Commonwealth of Massachusetts	5.731	06/01/40	655,500
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	235,227
200,000		County of Clark NV	6.820	07/01/45	286,302
200,000		District of Columbia	5.591	12/01/34	249,660
100,000		East Baton Rouge Sewerage Commission	6.087	02/01/45	112,975
400,000		Government Development Bank for Puerto Rico	3.670	05/01/14	398,652

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Government Development Bank for Puerto Rico	4.375%	02/01/19	$490,005
100,000		Kentucky Asset Liability Commission	3.165	04/01/18	104,685
30,000		Los Angeles Unified School District	5.750	07/01/34	35,968
100,000		Massachusetts School Building Authority	5.715	08/15/39	128,974
100,000		Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	120,813
940,000		Metropolitan Transportation Authority	6.648	11/15/39	1,214,818
250,000		Municipal Electric Authority of Georgia	6.637	04/01/57	298,628
500,000		Municipal Electric Authority of Georgia	6.655	04/01/57	593,720
972,000		New Jersey Economic Development Authority	7.425	02/15/29	1,243,810
35,000		New Jersey State Turnpike Authority	7.414	01/01/40	51,658
800,000		New Jersey Transportation Trust Fund Authority	5.754	12/15/28	960,048
1,100,000		New York City Municipal Water Finance Authority	5.790	06/15/41	1,258,884
500,000		New York City Municipal Water Finance Authority	5.440	06/15/43	626,620
600,000		New York State Dormitory Authority	5.289	03/15/33	711,402
130,000		New York State Dormitory Authority	5.628	03/15/39	160,259
400,000		New York State Urban Development Corp	5.838	03/15/40	502,608
100,000		Ohio State University	4.910	06/01/40	118,126
250,000		Oregon School Boards Association	5.680	06/30/28	299,098
100,000		Oregon State Department of Transportation	5.834	11/15/34	131,099
200,000		Port Authority of New York & New Jersey	6.040	12/01/29	252,706
100,000		Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	119,689
800,000		Santa Clara Valley Transportation Authority	5.876	04/01/32	978,208
300,000		State of California	5.750	03/01/17	344,106
100,000		State of California	6.200	10/01/19	121,887
100,000		State of California	5.700	11/01/21	119,154
100,000	i	State of California	5.650	04/01/39	101,207
285,000		State of California	7.550	04/01/39	410,913
2,900,000		State of California	7.300	10/01/39	4,018,530
1,740,000		State of California	7.625	03/01/40	2,513,778
300,000		State of Connecticut	5.090	10/01/30	344,691
250,000		State of Connecticut	5.850	03/15/32	317,220
100,000		State of Illinois	4.511	03/01/15	106,281
400,000		State of Illinois	4.961	03/01/16	438,124
2,200,000		State of Illinois	5.100	06/01/33	2,176,152
1,295,000		State of Illinois	6.725	04/01/35	1,482,127
300,000		State of Oregon	5.762	06/01/23	374,250
600,000		State of Texas	4.631	04/01/33	692,202
50,000		State of Texas	5.517	04/01/39	65,118
1,000,000		State of Texas	4.681	04/01/40	1,171,540
100,000		State of Utah	3.539	07/01/25	107,376
200,000		State of Washington	5.090	08/01/33	237,536
200,000		State Public School Building Authority	5.000	09/15/27	233,158
2,000,000		Tennessee Valley Authority	4.500	04/01/18	2,358,324
750,000		Tennessee Valley Authority	3.875	02/15/21	870,339
500,000		Tennessee Valley Authority	5.880	04/01/36	694,712
500,000		Tennessee Valley Authority	5.500	06/15/38	678,498
300,000		Tennessee Valley Authority	3.500	12/15/42	298,123
1,000,000		Tennessee Valley Authority	4.625	09/15/60	1,197,706
200,000		University of California	5.770	05/15/43	246,662
100,000		University of Pennsylvania	4.674	09/01/12	111,622

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	University of Southern California	5.250%	10/01/11	$256,276
700,000	University of Texas	4.794	08/15/46	829,493
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	182,235

	TOTAL MUNICIPAL BONDS			37,820,918

U.S. TREASURY SECURITIES - 36.3%
278,400	United States Treasury Bond	7.500	11/15/16	352,829
160,000	United States Treasury Bond	8.750	05/15/17	216,350
139,200	United States Treasury Bond	8.875	08/15/17	191,443
1,681,000	United States Treasury Bond	9.000	11/15/18	2,464,766
151,300	United States Treasury Bond	8.125	08/15/19	220,224
375,700	United States Treasury Bond	7.875	02/15/21	565,428
125,000	United States Treasury Bond	8.125	05/15/21	191,836
122,000	United States Treasury Bond	8.125	08/15/21	188,519
13,379,100	United States Treasury Bond	8.000	11/15/21	20,659,217
1,500,000	United States Treasury Bond	6.375	08/15/27	2,272,734
16,000,000	United States Treasury Bond	5.250	11/15/28	22,104,992
26,060,000	United States Treasury Bond	5.250	02/15/29	36,089,035
24,429,000	United States Treasury Bond	5.375	02/15/31	34,872,398
4,644,000	United States Treasury Bond	4.375	02/15/38	6,025,590
6,983,000	United States Treasury Bond	3.500	02/15/39	7,894,065
241,000	United States Treasury Bond	4.500	08/15/39	319,363
850,000	United States Treasury Bond	4.375	11/15/39	1,105,797
915,000	United States Treasury Bond	4.625	02/15/40	1,236,251
3,380,000	United States Treasury Bond	4.375	05/15/40	4,399,810
12,585,000	United States Treasury Bond	3.875	08/15/40	15,125,597
11,185,000	United States Treasury Bond	4.250	11/15/40	14,281,847
5,075,000	United States Treasury Bond	4.750	02/15/41	6,996,365
26,350,000	United States Treasury Bond	4.375	05/15/41	34,329,096
10,000,000	United States Treasury Bond	3.750	08/15/41	11,753,120
2,300,000	United States Treasury Bond	3.125	11/15/41	2,407,454
4,550,000	United States Treasury Bond	3.125	02/15/42	4,757,594
7,500,000	United States Treasury Bond	3.000	05/15/42	7,640,625
10,000,000	United States Treasury Bond	2.750	08/15/42	9,656,250
5,000,000	United States Treasury Bond	2.750	11/15/42	4,817,190
196,000	United States Treasury Note	3.125	09/30/13	200,280
13,700,000	United States Treasury Note	0.250	10/31/13	13,708,563
1,000,000	United States Treasury Note	0.250	11/30/13	1,000,586
8,284,000	United States Treasury Note	2.000	11/30/13	8,420,554
683,000	United States Treasury Note	1.500	12/31/13	691,884
37,000,000	United States Treasury Note	0.250	01/31/14	37,023,125
49,000,000	United States Treasury Note	0.250	02/28/14	49,026,803
36,150,000	United States Treasury Note	1.250	03/15/14	36,599,055
10,000,000	United States Treasury Note	0.250	03/31/14	10,004,690
18,000,000	United States Treasury Note	0.250	04/30/14	18,007,740
4,693,000	United States Treasury Note	1.875	04/30/14	4,795,842
750,000	United States Treasury Note	4.750	05/15/14	796,289
15,000,000	United States Treasury Note	0.250	05/31/14	15,007,035
11,198,000	United States Treasury Note	2.250	05/31/14	11,516,449
15,000,000	United States Treasury Note	0.250	06/30/14	15,005,865
6,784,000	United States Treasury Note	2.625	06/30/14	7,026,209
2,000,000	United States Treasury Note	0.125	07/31/14	1,996,640

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$185,000	United States Treasury Note	2.625%	07/31/14	$191,959
117,000	United States Treasury Note	4.250	08/15/14	124,578
10,000,000	United States Treasury Note	0.250	08/31/14	10,002,730
5,583,000	United States Treasury Note	2.375	08/31/14	5,780,588
14,000,000	United States Treasury Note	0.250	09/15/14	14,003,276
4,910,000	United States Treasury Note	2.375	09/30/14	5,092,205
87,000,000	United States Treasury Note	0.250	10/31/14	87,020,358
9,860,000	United States Treasury Note	2.375	10/31/14	10,239,768
16,000,000	United States Treasury Note	0.375	11/15/14	16,037,504
1,280,000	United States Treasury Note	2.125	11/30/14	1,325,400
9,000,000	United States Treasury Note	0.250	12/15/14	9,000,000
6,310,000	United States Treasury Note	2.250	01/31/15	6,568,319
5,000,000	United States Treasury Note	0.375	03/15/15	5,010,155
100	United States Treasury Note	2.500	03/31/15	105
7,170,000	United States Treasury Note	2.500	04/30/15	7,535,225
1,240,000	United States Treasury Note	2.125	05/31/15	1,293,765
20,000,000	United States Treasury Note	0.375	06/15/15	20,031,240
3,120,000	United States Treasury Note	1.875	06/30/15	3,240,900
6,895,000	United States Treasury Note	1.750	07/31/15	7,147,095
19,000,000	United States Treasury Note	0.250	08/15/15	18,965,857
1,775,000	United States Treasury Note	4.250	08/15/15	1,955,690
11,340,000	United States Treasury Note	1.250	08/31/15	11,615,528
2,500,000	United States Treasury Note	0.250	09/15/15	2,494,530
18,805,000	United States Treasury Note	1.250	09/30/15	19,275,125
35,000,000	United States Treasury Note	0.250	10/15/15	34,920,690
27,300,000	United States Treasury Note	1.250	10/31/15	27,993,174
20,000,000	United States Treasury Note	0.375	11/15/15	20,018,760
23,550,000	United States Treasury Note	1.375	11/30/15	24,241,781
5,000,000	United States Treasury Note	2.125	12/31/15	5,261,330
5,400,000	United States Treasury Note	2.000	01/31/16	5,667,046
10,650,000	United States Treasury Note	2.125	02/29/16	11,229,924
250,000	United States Treasury Note	2.625	02/29/16	267,520
9,000,000	United States Treasury Note	2.250	03/31/16	9,536,481
14,000,000	United States Treasury Note	2.000	04/30/16	14,729,526
164,000	United States Treasury Note	5.125	05/15/16	189,625
11,250,000	United States Treasury Note	1.750	05/31/16	11,751,851
5,000,000	United States Treasury Note	1.500	06/30/16	5,182,810
10,750,000	United States Treasury Note	1.500	07/31/16	11,146,406
970,000	United States Treasury Note	3.250	07/31/16	1,065,939
14,000,000	United States Treasury Note	1.000	08/31/16	14,266,868
14,200,000	United States Treasury Note	1.000	09/30/16	14,470,680
23,050,000	United States Treasury Note	1.000	10/31/16	23,489,379
173,000	United States Treasury Note	4.625	11/15/16	200,194
15,250,000	United States Treasury Note	0.875	11/30/16	15,465,650
4,000,000	United States Treasury Note	0.875	12/31/16	4,055,000
50,300,000	United States Treasury Note	0.875	01/31/17	50,968,034
16,250,000	United States Treasury Note	0.875	02/28/17	16,463,281
220,000	United States Treasury Note	3.000	02/28/17	242,000
21,300,000	United States Treasury Note	1.000	03/31/17	21,681,078
16,500,000	United States Treasury Note	0.875	04/30/17	16,702,389
30,400,000	United States Treasury Note	0.625	05/31/17	30,447,485
11,000,000	United States Treasury Note	0.750	06/30/17	11,065,318

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$20,200,000	United States Treasury Note	0.500%	07/31/17	$20,078,477
17,300,000	United States Treasury Note	0.625	08/31/17	17,283,773
16,000,000	United States Treasury Note	0.625	09/30/17	15,971,248
61,750,000	United States Treasury Note	0.750	10/31/17	61,952,602
8,414,000	United States Treasury Note	4.250	11/15/17	9,852,272
20,500,000	United States Treasury Note	0.625	11/30/17	20,431,141
31,000,000	United States Treasury Note	0.750	12/31/17	31,050,871
8,044,000	United States Treasury Note	2.750	12/31/17	8,850,910
8,127,000	United States Treasury Note	2.625	01/31/18	8,893,986
6,172,000	United States Treasury Note	2.625	04/30/18	6,764,129
6,266,000	United States Treasury Note	3.875	05/15/18	7,281,775
7,862,000	United States Treasury Note	2.375	05/31/18	8,517,990
13,065,000	United States Treasury Note	2.250	07/31/18	14,072,429
13,350,000	United States Treasury Note	1.500	08/31/18	13,822,470
2,802,400	United States Treasury Note	2.750	02/15/19	3,103,002
3,000,000	United States Treasury Note	1.000	06/30/19	2,991,093
1,750,000	United States Treasury Note	1.000	08/31/19	1,739,747
1,377,000	United States Treasury Note	3.625	02/15/20	1,608,939
1,132,000	United States Treasury Note	3.500	05/15/20	1,314,270
7,342,000	United States Treasury Note	2.625	08/15/20	8,062,434
5,650,000	United States Treasury Note	2.625	11/15/20	6,200,875
5,900,000	United States Treasury Note	3.625	02/15/21	6,925,585
27,610,000	United States Treasury Note	2.125	08/15/21	29,025,012
6,070,000	United States Treasury Note	2.000	11/15/21	6,299,998
25,250,000	United States Treasury Note	1.625	11/15/22	24,973,816

	TOTAL U.S. TREASURY SECURITIES			1,487,704,357

	TOTAL GOVERNMENT BONDS			3,042,512,143

	(Cost $2,971,904,458)

STRUCTURED ASSETS - 2.1%

ASSET BACKED - 0.3%
800,000	Ally Auto Receivables Trust	0.800	10/16/17	800,702
	Series - 2012 4 (Class A4)
340,000	AmeriCredit Automobile Receivables Trust	5.190	08/17/15	354,082
	Series - 2010 1 (Class C)
590,000	AmeriCredit Automobile Receivables Trust	3.340	04/08/16	612,592
	Series - 2010 3 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	514,229
	Series - 2012 1 (Class C)
850,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	962,013
	Series - 2006 A3 (Class A3)
500,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	608,018
	Series - 2007 A7 (Class A7)
600,000	Centerpoint Energy Transistion	3.460	08/15/19	660,754
	Series - 0 1 (Class A2)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	625,864
	Series - 2012 1 (Class A2)
135,000	CitiBank Credit Card Issuance Trust	4.900	06/23/16	143,876
	Series - 2009 A4 (Class A4)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	908,424
	Series - 2007 A8 (Class A8)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$310,000		CitiBank Credit Card Issuance Trust	5.350%	02/07/20	$374,139
		Series - 2008 A1 (Class A1)
375,000		Detroit Edison Securitization Funding LLC	6.620	03/01/16	408,202
		Series - 2001 1 (Class A6)
2,500,000		Discover Card Master Trust	5.650	03/16/20	3,025,283
		Series - 2007 A1 (Class A1)
260,000		Ford Credit Auto Owner Trust	3.560	01/15/17	273,863
		Series - 2010 B (Class D)
1,000,000		Nissan Auto Receivables Owner Trust	0.730	05/16/16	1,005,039
		Series - 2012 A (Class A3)
400,000		Nissan Auto Receivables Owner Trust	1.000	07/16/18	404,322
		Series - 2012 A (Class A4)
25,798	i	Residential Asset Securities Corp	6.489	10/25/30	25,144
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	14,924
		Series - 2006 HI1 (Class M2)
1,600,000		Santander Drive Auto Receivables Trust	0.620	07/15/16	1,600,205
		Series - 2012 6 (Class A3)
400,000		Santander Drive Auto Receivables Trust	0.830	12/15/16	402,101
		Series - 2012 5 (Class A3)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	206,040
		Series - 2012 5 (Class D)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,945
		Series - 2010 VNO (Class A2FX)

		TOTAL ASSET BACKED			13,946,761

OTHER MORTGAGE BACKED - 1.8%
1,000,000	i	Banc of America Commercial Mortgage, Inc	5.077	11/10/42	1,019,608
		Series - 2005 1 (Class A4)
105,000	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	119,961
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	515,616
		Series - 2006 6 (Class A4)
318,382		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	334,584
		Series - 2006 5 (Class AAB)
175,795		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	180,396
		Series - 2007 1 (Class A3)
125,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	4.811	12/10/42	133,165
		Series - 2004 6 (Class A5)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.190	09/10/47	1,503,972
		Series - 2005 6 (Class A4)
475,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	500,909
		Series - 2007 5 (Class A3)
320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	366,711
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.452	03/11/39	315,923
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.715	06/11/40	236,908
		Series - 2007 PW16 (Class A4)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$355,000		Bear Stearns Commercial Mortgage Securities	4.674%	06/11/41	$384,747
		Series - 2005 PWR8 (Class A4)
532,497	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	559,764
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	921,565
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	570,099
		Series - 2006 T24 (Class A4)
660,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	701,527
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,181,724
		Series - 2007 PW17 (Class A4)
198,981		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	207,050
		Series - 2007 PW17 (Class A3)
550,000		Citigroup Commercial Mortgage Trust	4.733	10/15/41	581,819
		Series - 2004 C2 (Class A5)
750,000	i	Citigroup Commercial Mortgage Trust	6.096	12/10/49	905,074
		Series - 2008 C7 (Class A4)
106,202		Citigroup Commercial Mortgage Trust	5.205	12/11/49	107,718
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	671,059
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.219	07/15/44	580,278
		Series - 2005 CD1 (Class AJ)
300,000	i	Commercial Mortgage Loan Trust	6.006	12/10/49	338,527
		Series - 2008 LS1 (Class ASM)
525,000	i	Commercial Mortgage Pass Through Certificates	5.748	06/10/46	596,243
		Series - 2006 C7 (Class A4)
255,000	i	Commercial Mortgage Pass Through Certificates	5.800	12/10/49	302,998
		Series - 2007 C9 (Class A4)
302,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.253	08/15/36	308,525
		Series - 2003 C4 (Class B)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,983,650
		Series - 2004 C5 (Class A4)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.409	02/15/39	564,149
		Series - 0 C1 (Class A4)
85,451		Credit Suisse Mortgage Capital Certificates	5.439	09/15/39	86,514
		Series - 2006 C4 (Class AAB)
190,000		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	215,710
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,270,822
		Series - 2006 C4 (Class AM)
250,000	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	262,406
		Series - 2004 C2 (Class A2)
178,655		CS First Boston Mortgage Securities Corp	3.936	05/15/38	179,193
		Series - 2003 C3 (Class A5)
290,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	292,138
		Series - 2003 C3 (Class B)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	686,974
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	234,554
		Series - 2005 C5 (Class AJ)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$257,386	i	GE Capital Commercial Mortgage Corp	5.275%	11/10/45	$266,676
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.307	11/10/45	1,118,365
		Series - 2005 C4 (Class A4)
326,127		GMAC Commercial Mortgage Securities, Inc	5.023	04/10/40	333,689
		Series - 2003 C3 (Class A4)
176,668	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	184,124
		Series - 0 GG1 (Class A7)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	2,027,460
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	649,558
		Series - 2005 GG5 (Class AM)
725,000	i	Greenwich Capital Commercial Funding Corp	5.867	07/10/38	832,597
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	633,447
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	664,076
		Series - 2007 GG9 (Class AM)
1,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,178,804
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	2,054,658
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	815,661
		Series - 2006 GG6 (Class AM)
446,511		GS Mortgage Securities Corp II	5.535	11/10/39	463,108
		Series - 2006 GG8 (Class AAB)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,557,143
		Series - 2006 GG8 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	107,609
		Series - 2009 IWST (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	527,883
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,283,825
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.200	12/15/44	1,114,570
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.871	04/15/45	223,650
		Series - 2006 LDP7 (Class AM)
2,315,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	2,405,262
		Series - 2006 LDP8 (Class A3B)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	326,886
		Series - 2012 CBX (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	569,440
		Series - 2011 C5 (Class A3)
557,948		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	588,242
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,693,095
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,093,406
		Series - 2007 CB18 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.812	06/15/49	482,726
		Series - 2007 LD11 (Class A3)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$360,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.812%	06/15/49	$419,814
		Series - 2007 LD11 (Class A4)
400,000	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	421,215
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	582,614
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	454,092
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	424,243
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	143,716
		Series - 2006 C6 (Class A4)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,631,050
		Series - 2007 C1 (Class A4)
970,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	1,113,239
		Series - 2007 C2 (Class A3)
400,000		LB-UBS Commercial Mortgage Trust	5.455	02/15/40	449,502
		Series - 2007 C1 (Class AM)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	912,151
		Series - 2005 C3 (Class AJ)
400,000	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	476,891
		Series - 2007 C7 (Class A3)
345,612	i	Merrill Lynch	5.382	07/12/46	356,392
		Series - 2006 3 (Class ASB)
425,000	i	Merrill Lynch	5.485	07/12/46	386,019
		Series - 2006 3 (Class AJ)
225,000	i	Merrill Lynch Mortgage Trust	5.263	11/12/37	235,996
		Series - 2005 CKI1 (Class AJ)
150,000	i	Merrill Lynch Mortgage Trust	5.263	11/12/37	166,722
		Series - 2005 CKI1 (Class A6)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	316,305
		Series - 2005 CIP1 (Class AM)
158,680	i	Merrill Lynch Mortgage Trust	5.639	05/12/39	159,483
		Series - 2006 C1 (Class A2)
235,000	i	Merrill Lynch Mortgage Trust	5.684	05/12/39	269,574
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	5.849	06/12/50	478,521
		Series - 2007 C1 (Class A3)
475,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.482	02/12/39	535,382
		Series - 2006 1 (Class A4)
440,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.949	08/12/49	460,079
		Series - 2007 8 (Class AM)
150,000	i	Morgan Stanley Capital I	5.283	04/15/38	153,340
		Series - 2003 IQ5 (Class C)
375,000		Morgan Stanley Capital I	4.970	04/14/40	394,807
		Series - 2004 HQ4 (Class A7)
505,000	i	Morgan Stanley Capital I	5.270	06/13/41	533,476
		Series - 2004 T15 (Class A4)
1,255,000		Morgan Stanley Capital I	5.168	01/14/42	1,345,680
		Series - 2005 HQ5 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	680,334
		Series - 2007 IQ13 (Class A4)

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000	i	Morgan Stanley Capital I	5.731%	07/12/44	$258,056
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	3.244	03/15/45	803,281
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,799,823
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	223,373
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	2,078,422
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	255,332
		Series - 0 IQ9 (Class AJ)
750,000		Morgan Stanley Capital I Trust 2007-HQ13	5.569	12/15/44	847,350
		Series - 2007 HQ13 (Class A3)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.565	08/15/39	545,054
		Series - 2007 C4 (Class AJ)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	111,035
		Series - 2012 C1 (Class B)
400,000		UBS-Citigroup Commercial Mortgage Trust	3.595	01/10/45	438,437
		Series - 2011 C1 (Class A3)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	114,574
		Series - 2007 C30 (Class A5)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.293	12/15/44	1,115,115
		Series - 2005 C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.343	12/15/44	805,634
		Series - 2005 C22 (Class AM)
109,254		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	111,441
		Series - 2006 C24 (Class APB)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	880,204
		Series - 2007 C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	328,582
		Series - 2006 C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.921	02/15/51	232,715
		Series - 2007 C33 (Class A5)
1,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.921	02/15/51	1,437,196
		Series - 2007 C33 (Class A4)
1,250,000		WFRBS Commercial Mortgage Trust 2011-C5	2.684	11/15/44	1,324,048
		Series - 2011 C5 (Class A2)
400,000		WFRBS Commercial Mortgage Trust 2012-C8	3.001	08/15/45	417,802
		Series - 2012 C8 (Class A3)

		TOTAL OTHER MORTGAGE BACKED			72,746,651

		TOTAL STRUCTURED ASSETS			86,693,412

		(Cost $83,022,676)

		TOTAL BONDS			4,062,880,741

		(Cost $3,940,359,917)

TIAA-CREF FUNDS - Bond Index Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%

INSURANCE - 0.0%
8,000	Prudential Financial, Inc	5.750%	12/15/52	$204,000

	TOTAL INSURANCE			204,000

	TOTAL PREFERRED STOCKS			204,000

	(Cost $200,000)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.1%
$6,000,000	Federal Home Loan Bank (FHLB)	0.040	02/13/13	5,999,713

	TOTAL GOVERNMENT AGENCY DEBT			5,999,713

TREASURY DEBT - 1.6%
30,000,000	United States Treasury Bill	0.020	01/03/13	29,999,967
25,000,000	United States Treasury Bill	0.030	01/24/13	24,999,521
6,000,000	United States Treasury Bill	0.090	05/16/13	5,997,936

	TOTAL TREASURY DEBT			60,997,424

	TOTAL SHORT-TERM INVESTMENTS			66,997,137

	(Cost $66,997,176)

	TOTAL INVESTMENTS - 101.0%			4,130,081,878
	(Cost $4,007,557,093)
	OTHER ASSETS & LIABILITIES, NET - (1.0)%			(39,860,124)

	NET ASSETS - 100.0%			$4,090,221,754

	Abbreviation(s):
REIT	Real Estate Investment Trust

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities amounted to $26,457,948 or 0.6% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 4.9%

AUTOMOBILES & COMPONENTS - 0.4%
$2,353,190	i	Allison Transmission Holdings, Inc	4.250%	08/23/19	$2,370,462
1,902,769	i	Delphi Automotive LLP	3.500	03/31/17	1,910,704

		TOTAL AUTOMOBILES & COMPONENTS			4,281,166

CAPITAL GOODS - 0.6%
798,000	i	FMG Resources August 2006 Pty Ltd	5.250	10/18/17	803,985
1,496,250	i	Generac Power Systems, Inc	6.250	05/30/18	1,527,417
986,486	i	Huntington Ingalls Industries, Inc	2.750	03/30/16	986,486
975,000	i	Sequa Corp	5.250	05/19/17	980,177
150,000	h,i	Silver II Borrower Sarl	5.000	12/13/19	151,313
1,964,925	i	TransDigm, Inc	4.000	02/14/17	1,974,081
997,485	i	TransDigm, Inc	4.000	02/14/17	1,003,720

		TOTAL CAPITAL GOODS			7,427,179

CONSUMER SERVICES - 0.4%
1,409,558	i	Burger King Corp	3.750	09/27/19	1,414,139
2,222,983	i	DineEquity, Inc	4.250	10/19/17	2,238,967
600,000	h,i	MGM Resorts International	4.250	12/20/19	605,850
389,018	i	Penn National Gaming, Inc	3.750	07/16/18	389,870
1,290,765	i	Wendy’s International, Inc	4.750	05/15/19	1,303,272

		TOTAL CONSUMER SERVICES			5,952,098

DIVERSIFIED FINANCIALS - 0.6%
299,250	i	Fox Acquisition Sub LLC	5.500	07/14/17	302,991
2,202,648	i	Pinafore LLC	4.250	09/29/16	2,213,199
3,000,000	i	Schaeffler Finance BV	6.000	01/27/17	3,022,920
1,943,947	i	TransUnion LLC	5.500	02/10/18	1,969,860

		TOTAL DIVERSIFIED FINANCIALS			7,508,970

ENERGY - 0.2%
2,986,139	i	Arch Coal, Inc	5.750	05/16/18	3,012,745

		TOTAL ENERGY			3,012,745

FOOD, BEVERAGE & TOBACCO - 0.3%
3,355,657	i	Del Monte Foods Co	4.500	03/08/18	3,357,772

		TOTAL FOOD, BEVERAGE & TOBACCO			3,357,772

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
2,985,000	i	Bausch & Lomb, Inc	5.250	05/17/19	3,006,313
2,666,839	i	Capsugel Holdings US, Inc	4.750	08/01/18	2,692,681
2,152,295	i	Fresenius US Finance I, Inc, Term Loan D1	3.500	09/10/14	2,150,509
773,858	i	Fresenius US Finance I, Inc, Term Loan D2	3.500	09/10/14	773,216
3,000,000	i	HCA, Inc	3.482	05/01/18	3,006,240

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,628,959

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 0.1%
$1,225,000	h,i	Compass Investors, Inc	5.250%	11/29/19	$1,220,921

		TOTAL INSURANCE			1,220,921

MATERIALS - 0.2%
2,210,893	i	Ashland, Inc	3.750	08/23/18	2,233,002

		TOTAL MATERIALS			2,233,002

MEDIA - 0.3%
997,436	i	CSC Holdings LLC	1.966	03/29/16	1,000,997
1,546,990	i	CSC Holdings LLC	1.995	03/29/16	1,553,998
1,492,500	i	MTL Publishing LLC	5.500	06/29/18	1,509,291

		TOTAL MEDIA			4,064,286

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
1,731,515	i	NBTY, Inc	4.250	10/01/17	1,746,873

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,746,873

RETAILING - 0.2%
1,987,519	i	Academy Ltd	4.750	08/03/18	1,997,814

		TOTAL RETAILING			1,997,814

SOFTWARE & SERVICES - 0.3%
972,537	i,m	IMS Health, Inc	4.500	08/26/17	979,218
1,492,509	i	Lawson Software, Inc	5.250	04/05/18	1,504,763
800,000	h,i	RP Crown Parent LLCRP Crown Parent LLC	6.750	12/14/18	799,000

		TOTAL SOFTWARE & SERVICES			3,282,981

TELECOMMUNICATION SERVICES - 0.1%
997,494	i	Windstream Corp	4.000	08/08/19	1,003,110

		TOTAL TELECOMMUNICATION SERVICES			1,003,110

UTILITIES - 0.0%
249,375	i	Calpine Corp	4.500	10/09/19	251,390

		TOTAL UTILITIES			251,390

		TOTAL BANK LOAN OBLIGATIONS			58,969,266

		(Cost $58,466,518)

BONDS - 92%

CORPORATE BONDS - 44.4%

AUTOMOBILES & COMPONENTS - 0.2%
1,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	1,090,000
1,000,000		Delphi Corp	5.875	05/15/19	1,072,500
500,000		Ford Motor Co	7.450	07/16/31	635,000

		TOTAL AUTOMOBILES & COMPONENTS			2,797,500

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANKS - 6.7%
$545,000	g	Abbey National Treasury Services plc	3.875%	11/10/14	$565,496
750,000	g	Akbank TAS	5.000	10/24/22	791,918
750,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	830,625
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,103,600
575,000	g	Banco Davivienda S.A.	5.875	07/09/22	598,000
750,000		Banco de Oro Unibank, Inc	3.875	04/22/16	760,446
750,000	g	Banco del Estado de Chile	2.000	11/09/17	748,751
285,000		Banco do Brasil S.A.	3.875	10/10/22	287,137
600,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	4.125	11/09/22	610,500
865,000		Bancolombia S.A.	5.950	06/03/21	999,075
725,000		Bancolombia S.A.	5.125	09/11/22	754,000
590,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	592,773
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,837,645
1,450,000	g	Bank of Nova Scotia	1.450	07/26/13	1,458,990
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,543,650
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	5,039,520
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,040,274
480,000	g	BBVA Banco Continental S.A.	5.000	08/26/22	512,400
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	992,500
3,000,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	3,004,200
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,862,000
350,000		Capital One Capital V	8.875	05/15/40	350,000
1,000,000		Citigroup, Inc	2.250	08/07/15	1,024,128
416,000		Citigroup, Inc	6.000	12/13/13	435,911
285,000		Citigroup, Inc	5.000	09/15/14	299,845
8,210,000		Citigroup, Inc	4.450	01/10/17	9,095,038
93,000		Citigroup, Inc	6.125	05/15/18	111,452
4,250,000		Citigroup, Inc	4.500	01/14/22	4,741,742
300,000		Citigroup, Inc	5.875	01/30/42	370,243
2,700,000	g	Depfa ACS Bank	5.125	03/16/37	2,107,874
250,000		Deutsche Bank AG	3.875	08/18/14	262,422
345,000		Discover Bank	7.000	04/15/20	428,385
1,000,000	g	HSBC Bank plc	3.100	05/24/16	1,057,270
500,000	g	HSBC Bank plc	4.125	08/12/20	556,480
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	274,478
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,182,920
1,000,000		HSBC USA, Inc	1.625	01/16/18	1,000,908
1,025,000	g	ICICI Bank Ltd	4.750	11/25/16	1,074,433
1,000,000	g	Itau Unibanco Holding S.A.	5.125	05/13/23	1,023,750
335,000		JPMorgan Chase & Co	5.125	09/15/14	356,287
2,948,000		JPMorgan Chase & Co	3.150	07/05/16	3,123,259
1,875,000		JPMorgan Chase & Co	3.250	09/23/22	1,930,839
475,000		JPMorgan Chase & Co	5.500	10/15/40	580,666
750,000		JPMorgan Chase & Co	5.400	01/06/42	903,828
1,000,000	i	Malayan Banking Bhd	3.250	09/20/22	997,314
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	257,238
1,150,000	g	PKO Finance AB	4.630	09/26/22	1,210,375
750,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	754,367
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	946,750
750,000	g	State Bank of India	4.125	08/01/17	772,350

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000	g	Sumitomo Mitsui Banking Corp	3.150%	07/22/15	$131,656
425,000		Toronto-Dominion Bank	2.500	07/14/16	447,120
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,062,600
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	1,065,000
925,000	g	Turkiye Is Bankasi	6.000	10/24/22	974,719
500,000		Union Bank NA	2.125	06/16/17	514,152
100,000		Union Bank of California NA	5.950	05/11/16	113,904
400,000		UnionBanCal Corp	3.500	06/18/22	421,895
1,000,000		US Bancorp	1.650	05/15/17	1,018,900
475,000		US Bancorp	2.950	07/15/22	479,857
350,000		Wachovia Bank NA	5.850	02/01/37	434,249
500,000		Wells Fargo & Co	1.500	07/01/15	508,615
650,000		Wells Fargo & Co	2.100	05/08/17	672,017
1,250,000		Wells Fargo & Co	1.500	01/16/18	1,252,050
1,150,000		Wells Fargo & Co	3.500	03/08/22	1,226,650

		TOTAL BANKS			80,487,436

CAPITAL GOODS - 2.1%
155,000		Access Midstream Partners LP	4.875	05/15/23	157,325
250,000		Alliant Techsystems, Inc	6.875	09/15/20	274,687
800,000	g	Alpek S.A. de C.V.	4.500	11/20/22	834,000
825,000	g,o	Alphabet Holding Co, Inc	7.750	11/01/17	849,750
225,000		Anixter, Inc	5.625	05/01/19	236,813
2,000,000		Caterpillar Financial Services Corp	0.700	11/06/15	1,994,892
700,000		Caterpillar Financial Services Corp	1.250	11/06/17	699,473
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,214,612
950,000		Caterpillar, Inc	1.500	06/26/17	962,146
540,000	g	Cemex Finance LLC	9.375	10/12/22	607,500
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	538,750
1,600,000		Danaher Corp	1.300	06/23/14	1,617,547
650,000		Deere & Co	2.600	06/08/22	658,191
840,000	g,o	EPE Holdings LLC	8.125	12/15/17	832,650
800,000		General Dynamics Corp	3.600	11/15/42	769,600
500,000		Harsco Corp	5.125	09/15/13	511,850
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	910,781
750,000	g	Hyva Global BV	8.625	03/24/16	712,500
660,000	g	Rexel S.A.	6.125	12/15/19	693,000
100,000	g	Schaeffler Finance BV	7.750	02/15/17	111,000
600,000	g	Schaeffler Finance BV	8.500	02/15/19	678,000
1,000,000	g	Schneider Electric S.A.	2.950	09/27/22	1,007,900
500,000		Seagate HDD Cayman	7.750	12/15/18	549,375
500,000		Seagate HDD Cayman	6.875	05/01/20	531,875
1,420,000		Seagate HDD Cayman	7.000	11/01/21	1,522,950
947,000	g	Sealed Air Corp	8.125	09/15/19	1,065,375
947,000	g	Sealed Air Corp	8.375	09/15/21	1,081,947
75,000	g	Silver II Borrower	7.750	12/15/20	77,625
1,000,000		SPX Corp	6.875	09/01/17	1,115,000
772,000		Tomkins LLC	9.000	10/01/18	864,640
500,000		TransDigm, Inc	7.750	12/15/18	553,125
575,000	g	Turlock Corp	1.500	11/02/17	576,175
150,000	g	Turlock Corp	4.000	11/02/32	154,277
875,000		United Technologies Corp	1.800	06/01/17	900,688

		TOTAL CAPITAL GOODS			25,866,019

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
$475,000	g	ADT Corp	2.250%	07/15/17	$471,228
1,225,000	g	Clean Harbors, Inc	5.125	06/01/21	1,267,875
475,000		eBay, Inc	0.700	07/15/15	476,778
725,000		eBay, Inc	1.350	07/15/17	733,443
670,000		Republic Services, Inc	3.800	05/15/18	736,588
375,000		Republic Services, Inc	6.200	03/01/40	470,618
335,000		Waste Management, Inc	6.125	11/30/39	424,108

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,580,638

CONSUMER DURABLES & APPAREL - 0.2%
275,000		DR Horton, Inc	4.750	05/15/17	292,188
500,000		Hanesbrands, Inc	6.375	12/15/20	550,000
500,000		Phillips-Van Heusen Corp	7.375	05/15/20	560,625
265,000		PVH Corp	4.500	12/15/22	267,650
1,100,000		Whirlpool Corp	8.600	05/01/14	1,204,546

		TOTAL CONSUMER DURABLES & APPAREL			2,875,009

CONSUMER SERVICES - 0.6%
795,000		Ameristar Casinos, Inc	7.500	04/15/21	861,581
500,000		DineEquity, Inc	9.500	10/30/18	568,125
585,000		Marina District Finance Co, Inc	9.500	10/15/15	567,450
500,000	g	MGM Resorts International	6.750	10/01/20	510,625
1,445,000	g	Six Flags Entertainment Corp	5.250	01/15/21	1,445,000
1,000,000		Speedway Motorsports, Inc	6.750	02/01/19	1,060,000
310,000	g	Transnet Ltd	4.500	02/10/16	329,576
665,000	g	Transnet SOC Ltd	4.000	07/26/22	669,156
1,000,000		Walt Disney Co	1.125	02/15/17	1,000,760

		TOTAL CONSUMER SERVICES			7,012,273

DIVERSIFIED FINANCIALS - 6.6%
335,000		Abbey National Treasury Services plc	4.000	04/27/16	354,221
700,000	g	Ajecorp BV	6.500	05/14/22	756,000
600,000		American Express Centurion Bank	0.875	11/13/15	599,559
875,000		American Express Centurion Bank	6.000	09/13/17	1,057,858
1,000,000		American Express Credit Corp	5.875	05/02/13	1,018,056
1,375,000		American Express Credit Corp	1.750	06/12/15	1,403,798
250,000		American Express Credit Corp	2.800	09/19/16	264,511
750,000	g	Bangkok Bank PCL	2.750	03/27/18	758,539
235,000		Bank of America Corp	4.875	01/15/13	235,315
25,000		Bank of America Corp	4.900	05/01/13	25,341
2,125,000		Bank of America Corp	1.500	10/09/15	2,135,865
3,475,000		Bank of America Corp	3.750	07/12/16	3,714,521
650,000		Bank of America Corp	5.300	03/15/17	731,061
25,000		Bank of America Corp	6.000	09/01/17	29,275
350,000		Bank of America Corp	5.750	12/01/17	407,958
625,000		Bank of America Corp	5.700	01/24/22	751,593
1,100,000		Bank of America Corp	5.875	02/07/42	1,372,348
500,000		Bank of New York Mellon Corp	1.200	02/20/15	505,369
200,000		Bank of New York Mellon Corp	2.300	07/28/16	209,051

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,350,000	i	Bank of New York Mellon Corp	1.969%	06/20/17	$1,392,250
275,000		Bank of New York Mellon Corp	5.450	05/15/19	328,612
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,125,000
925,000		Berkshire Hathaway, Inc	1.900	01/31/17	956,193
500,000		BlackRock, Inc	3.500	12/10/14	528,057
825,000		BlackRock, Inc	1.375	06/01/15	837,872
1,350,000		BlackRock, Inc	4.250	05/24/21	1,522,799
500,000		BlackRock, Inc	3.375	06/01/22	531,040
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,116,600
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,077,400
250,000		Capital One Bank USA NA	8.800	07/15/19	338,524
1,575,000		Capital One Financial Corp	3.150	07/15/16	1,672,155
1,000,000		Celanese US Holdings LLC	4.625	11/15/22	1,047,500
225,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	242,128
300,000		Countrywide Financial Corp	6.250	05/15/16	329,312
1,000,000		Credit Suisse	5.500	05/01/14	1,063,993
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,541,138
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,151,326
650,000		Ford Motor Credit Co LLC	4.250	09/20/22	687,300
225,000		General Electric Capital Corp	2.800	01/08/13	225,064
850,000		General Electric Capital Corp	1.875	09/16/13	858,383
950,000		General Electric Capital Corp	2.300	04/27/17	985,037
5,815,000		General Electric Capital Corp	4.650	10/17/21	6,635,125
400,000		General Electric Capital Corp	6.875	01/10/39	543,720
275,000	i	Goldman Sachs Capital II	4.000	06/01/43	214,797
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	286,621
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	164,525
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	424,998
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	613,461
825,000	g	Grupo Aval Ltd	4.750	09/26/22	835,312
1,165,000		HSBC Finance Corp	4.750	07/15/13	1,189,314
200,000	g	International Lease Finance Corp	6.500	09/01/14	213,500
150,000		International Lease Finance Corp	8.625	09/15/15	168,563
2,070,000		International Lease Finance Corp	5.750	05/15/16	2,181,964
1,000,000		International Lease Finance Corp	5.875	08/15/22	1,059,212
625,000	g	Inversiones CMPC S.A.	4.500	04/25/22	640,471
100,000		Jefferies Group, Inc	6.250	01/15/36	103,500
1,750,000		John Deere Capital Corp	0.875	04/17/15	1,757,695
1,250,000		John Deere Capital Corp	0.950	06/29/15	1,256,933
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,783,877
500,000		John Deere Capital Corp	1.400	03/15/17	504,780
375,000		John Deere Capital Corp	2.750	03/15/22	382,159
3,000,000		KFW	2.625	01/25/22	3,176,109
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	348,630
750,000	g	Lukoil International Finance BV	6.125	11/09/20	867,188
275,000		MBNA Corp	6.125	03/01/13	277,311
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,657,163
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	939,484
1,000,000		Morgan Stanley	2.875	01/24/14	1,016,804
1,000,000		Morgan Stanley	5.500	07/28/21	1,135,374
500,000		Morgan Stanley	6.375	07/24/42	586,152
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	190,633

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		National Rural Utilities Cooperative Finance Corp	5.500%	07/01/13	$410,050
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	369,554
720,000	g	Odebrecht Finance Ltd	6.000	04/05/23	832,500
730,000	g	Reliance Holdings USA	4.500	10/19/20	764,358
400,000		Sasol Financing International plc	4.500	11/14/22	402,000
575,000		Sberbank of Russia Via SB Capital S.A.	5.180	06/28/19	629,625
825,000	g	Sberbank of Russia Via SB Capital S.A.	6.125	02/07/22	942,563
450,000		State Street Corp	4.300	05/30/14	474,287
3,275,000	g	Temasek Financial I Ltd	2.375	01/23/23	3,225,567
500,000		Toyota Motor Credit Corp	2.050	01/12/17	517,130
1,000,000		UBS AG.	2.250	01/28/14	1,014,440

		TOTAL DIVERSIFIED FINANCIALS			79,625,371

ENERGY - 5.1%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	202,211
260,000		Anadarko Petroleum Corp	6.450	09/15/36	325,719
325,000		Apache Corp	1.750	04/15/17	333,730
855,000		Apache Corp	4.750	04/15/43	930,759
500,000		Arch Coal, Inc	8.750	08/01/16	520,000
833,000		Arch Coal, Inc	7.000	06/15/19	774,690
215,000	g	Ashland, Inc	4.750	08/15/22	223,600
350,000		Baker Hughes, Inc	3.200	08/15/21	373,136
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,040,607
2,045,000		BP Capital Markets plc	3.200	03/11/16	2,181,449
1,250,000		BP Capital Markets plc	1.846	05/05/17	1,277,843
400,000		Chaparral Energy, Inc	7.625	11/15/22	420,000
770,000		Cimarex Energy Co	5.875	05/01/22	843,150
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	535,000
950,000		Concho Resources, Inc	5.500	04/01/23	995,125
575,000		ConocoPhillips	6.500	02/01/39	815,430
500,000		Consol Energy Inc	8.250	04/01/20	541,250
1,340,000		Continental Resources, Inc	5.000	09/15/22	1,443,850
580,000	g	Crosstex Energy LP	7.125	06/01/22	604,650
575,000		Crosstex Energy, Inc	8.875	02/15/18	621,000
625,000		Devon Energy Corp	1.875	05/15/17	637,142
700,000		Devon Energy Corp	3.250	05/15/22	730,584
500,000		Devon Energy Corp	5.600	07/15/41	593,923
300,000		Devon Energy Corp	4.750	05/15/42	320,944
300,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	298,500
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	574,885
470,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	503,663
250,000		Encore Acquisition Co	9.500	05/01/16	268,750
275,000		Enterprise Products Operating LLC	5.600	10/15/14	297,703
75,000		Enterprise Products Operating LLC	5.000	03/01/15	81,143
115,000		Enterprise Products Operating LLC	6.125	10/15/39	138,931
135,000		Enterprise Products Operating LLC	5.950	02/01/41	162,981
425,000		Enterprise Products Operating LLC	5.700	02/15/42	497,743
750,000		Enterprise Products Operating LLC	4.450	02/15/43	759,380
350,000		EOG Resources, Inc	4.100	02/01/21	399,075
500,000		Gaz Capital S.A.	6.212	11/22/16	560,000
500,000	g	Gazprom Neft OAO	4.375	09/19/22	511,250
350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	375,813

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$850,000	g	Halcon Resources Corp	8.875%	05/15/21	$901,000
175,000		Hess Corp	8.125	02/15/19	230,319
285,000		Hess Corp	6.000	01/15/40	347,682
715,000	g	KMG Finance Sub BV	6.375	04/09/21	874,981
750,000		Marathon Petroleum Corp	3.500	03/01/16	798,382
275,000		MarkWest Energy Partners LP	6.750	11/01/20	299,750
425,000		MarkWest Energy Partners LP	5.500	02/15/23	461,125
300,000		Newfield Exploration Co	5.750	01/30/22	330,000
900,000		Newfield Exploration Co	5.625	07/01/24	972,000
125,000		Noble Holding International Ltd	3.450	08/01/15	131,722
350,000		Noble Holding International Ltd	4.900	08/01/20	393,657
1,500,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	1,509,375
1,225,000		Occidental Petroleum Corp	1.500	02/15/18	1,240,729
350,000		Occidental Petroleum Corp	4.100	02/01/21	400,189
500,000		Peabody Energy Corp	7.375	11/01/16	572,500
150,000		Pemex Project Funding Master Trust	6.625	06/15/35	190,500
125,000		Pemex Project Funding Master Trust	6.625	06/15/38	158,438
875,000	g	Pertamina Persero PT	4.875	05/03/22	955,937
900,000	g	Pertamina Persero PT	6.000	05/03/42	1,015,875
675,000	g	Pertamina PT	5.250	05/23/21	752,625
500,000	g	Pertamina PT	6.500	05/27/41	592,500
500,000		Petrobras International Finance Co	7.875	03/15/19	624,538
494,000		Petrobras International Finance Co	6.875	01/20/40	627,560
325,000		Petroleos Mexicanos	5.500	01/21/21	379,762
475,000		Petroleos Mexicanos	4.875	01/24/22	536,038
540,000		Petroleos Mexicanos	6.500	06/02/41	677,700
575,000		Petroleos Mexicanos	5.500	06/27/44	632,500
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	571,470
700,000	g	Phillips 66	1.950	03/05/15	714,235
625,000	g	Phillips 66	4.300	04/01/22	698,387
2,025,000		Plains All American Pipeline LP	2.850	01/31/23	2,006,311
2,685,000		Plains Exploration & Production Co	6.500	11/15/20	2,973,638
800,000		Precision Drilling Trust	6.625	11/15/20	860,000
500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	578,119
100,000		Range Resources Corp	7.250	05/01/18	105,000
500,000		Range Resources Corp	5.750	06/01/21	535,000
600,000		Regency Energy Partners LP	6.500	07/15/21	657,000
200,000		Regency Energy Partners LP	5.500	04/15/23	213,500
800,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	812,000
1,325,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	1,348,188
500,000	g	SandRidge Energy, Inc	8.000	06/01/18	530,000
600,000	g	Schlumberger Investment S.A.	2.400	08/01/22	594,868
675,000		SESI LLC	7.125	12/15/21	750,937
250,000		Shell International Finance BV	3.100	06/28/15	264,840
525,000		Shell International Finance BV	4.300	09/22/19	608,210
125,000		Shell International Finance BV	6.375	12/15/38	175,621
300,000		SM Energy Co	6.500	01/01/23	321,000
1,495,000		Southwestern Energy Co	7.500	02/01/18	1,832,057
200,000		Statoil ASA	2.900	10/15/14	208,138
200,000		Statoil ASA	1.200	01/17/18	200,037
375,000		Statoil ASA	2.450	01/17/23	374,122
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,007,750

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		TransCanada Pipelines Ltd	5.850%	03/15/36	$631,281
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	267,970
125,000		Vale Overseas Ltd	5.625	09/15/19	142,126
215,000		Vale Overseas Ltd	4.375	01/11/22	229,514
125,000		Vale Overseas Ltd	6.875	11/21/36	154,948
600,000		XTO Energy, Inc	6.250	04/15/13	609,416
300,000		XTO Energy, Inc	4.625	06/15/13	305,361

		TOTAL ENERGY			60,604,037

FOOD & STAPLES RETAILING - 0.2%
185,000		CVS Caremark Corp	3.250	05/18/15	196,132
488,000		CVS Caremark Corp	5.750	06/01/17	583,438
750,000		CVS Caremark Corp	2.750	12/01/22	752,791
500,000		Ingles Markets, Inc	8.875	05/15/17	533,125
75,000		Kroger Co	5.000	04/15/13	75,958
295,000		Stater Bros Holdings, Inc	7.750	04/15/15	300,900
300,000		Stater Bros Holdings, Inc	7.375	11/15/18	324,000

		TOTAL FOOD & STAPLES RETAILING			2,766,344

FOOD, BEVERAGE & TOBACCO - 1.3%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	529,550
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,263,162
2,725,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,742,058
575,000		Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	577,658
750,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	826,875
750,000		Coca-Cola Co	0.750	03/13/15	755,713
350,000		Constellation Brands, Inc	4.625	03/01/23	365,750
750,000		Diageo Capital plc	1.500	05/11/17	760,605
1,000,000		General Mills, Inc	3.150	12/15/21	1,045,289
650,000		HJ Heinz Co	1.500	03/01/17	659,055
620,000		Kraft Foods, Inc	6.500	02/09/40	832,878
25,000		PepsiAmericas, Inc	4.375	02/15/14	26,048
38,000		PepsiCo, Inc	7.900	11/01/18	51,279
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,051,726
550,000		Philip Morris International, Inc	6.875	03/17/14	592,217
100,000		Philip Morris International, Inc	6.375	05/16/38	136,172
1,080,000	g	Post Holdings, Inc	7.375	02/15/22	1,183,275
430,000		Smithfield Foods, Inc	6.625	08/15/22	475,150
500,000		TreeHouse Foods, Inc	7.750	03/01/18	542,500
750,000	g	USJ Acucar e Alcool S.A.	9.875	11/09/19	798,750

		TOTAL FOOD, BEVERAGE & TOBACCO			15,215,710

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
250,000		Becton Dickinson and Co	1.750	11/08/16	257,384
225,000		CHS/Community Health Systems	5.125	08/15/18	234,562
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,082,500
750,000		Covidien International Finance S.A.	1.350	05/29/15	760,149
375,000		Covidien International Finance S.A.	3.200	06/15/22	392,586
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,842,540
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	461,000
500,000		HCA, Inc	8.500	04/15/19	557,500
165,000		HCA, Inc	6.500	02/15/20	185,625

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		HCA, Inc	7.875%	02/15/20	$556,250
975,000		HCA, Inc	5.875	03/15/22	1,060,312
450,000		Healthsouth Corp	7.250	10/01/18	488,250
900,000	g	Kinetic Concepts, Inc	10.500	11/01/18	943,875
1,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	1,620,000
228,000		McKesson Corp	3.250	03/01/16	244,394
275,000		Medtronic, Inc	4.750	09/15/15	304,727
400,000		Quest Diagnostics, Inc	6.400	07/01/17	471,219
750,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	796,481
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	491,811

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			12,751,165

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
380,000		Colgate-Palmolive Co	2.300	05/03/22	383,313
375,000		Ecolab, Inc	1.450	12/08/17	373,296
1,125,000	g	Reynolds Group Issuer, Inc	5.750	10/15/20	1,161,563
175,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	183,750
175,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	187,688

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,289,610

INSURANCE - 1.5%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	295,324
250,000		Aetna, Inc	1.500	11/15/17	250,505
240,000		Aetna, Inc	6.500	09/15/18	298,396
150,000		Aetna, Inc	6.625	06/15/36	201,899
375,000		Allstate Corp	7.450	05/16/19	491,764
500,000		American International Group, Inc	3.650	01/15/14	513,372
400,000		Chubb Corp	6.000	05/11/37	521,962
80,000		CIGNA Corp	5.125	06/15/20	91,296
1,000,000		CIGNA Corp	4.500	03/15/21	1,120,169
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	554,760
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,010,472
250,000		Lincoln National Corp	7.000	06/15/40	325,386
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	534,850
525,000		Metlife, Inc	6.750	06/01/16	621,782
275,000		Metlife, Inc	5.700	06/15/35	335,761
1,000,000		Metlife, Inc	4.125	08/13/42	1,000,134
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,477,500
200,000		Principal Financial Group, Inc	1.850	11/15/17	201,058
600,000	g	Principal Life Global Funding I	5.125	10/15/13	621,842
650,000		Prudential Financial, Inc	6.200	11/15/40	786,242
1,400,000	i	Prudential Financial, Inc	5.625	06/15/43	1,450,820
300,000	g	Prudential Funding LLC	6.750	09/15/23	355,787
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	175,133
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	445,920
300,000		Travelers Cos, Inc	5.800	05/15/18	363,409
450,000		UnitedHealth Group, Inc	1.400	10/15/17	450,704
100,000		Unum Group	5.625	09/15/20	114,258
275,000		WellPoint, Inc	5.850	01/15/36	324,640
500,000		WellPoint, Inc	4.625	05/15/42	516,408
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,133,238
150,000		WR Berkley Corp	5.375	09/15/20	167,801

		TOTAL INSURANCE			17,752,592

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 3.2%
$300,000		3M Co	5.700%	03/15/37	$407,479
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	351,038
75,000		Airgas, Inc	4.500	09/15/14	79,150
250,000		Airgas, Inc	7.125	10/01/18	266,882
1,000,000		Albemarle Corp	4.500	12/15/20	1,120,702
750,000	g	Anglo American Capital plc	4.125	09/27/22	783,561
440,000		ArcelorMittal	5.000	02/25/17	444,134
120,000		Ball Corp	7.375	09/01/19	133,500
1,000,000		Ball Corp	5.750	05/15/21	1,082,500
1,000,000		Barrick Gold Corp	3.850	04/01/22	1,058,526
850,000		Barrick North America Finance LLC	4.400	05/30/21	932,142
450,000	g	Belden, Inc	5.500	09/01/22	462,375
750,000	g	Braskem America Finance Co	7.125	07/22/41	789,375
1,500,000		Celanese US Holdings LLC	6.625	10/15/18	1,650,000
1,027,500	g	Cemex SAB de C.V.	9.000	01/11/18	1,112,269
1,500,000		CF Industries, Inc	7.125	05/01/20	1,887,807
500,000		Clorox Co	3.800	11/15/21	544,499
325,000	g	CommScope, Inc	8.250	01/15/19	355,875
200,000		Corning, Inc	1.450	11/15/17	200,787
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	203,590
1,385,000		Crown Americas LLC	6.250	02/01/21	1,518,306
1,175,000	g	Eldorado Gold Corp	6.125	12/15/20	1,195,562
750,000	g	Fibria Overseas Finance Ltd	6.750	03/03/21	830,625
1,250,000		Freeport-McMoRan Copper & Gold, Inc	1.400	02/13/15	1,247,380
975,000		Graphic Packaging International, Inc	9.500	06/15/17	1,053,000
750,000		International Paper Co	4.750	02/15/22	848,652
250,000		International Paper Co	7.300	11/15/39	338,890
455,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	477,750
2,000,000		LyondellBasell Industries NV	5.000	04/15/19	2,210,000
825,000	g	Mexichem SAB de C.V.	4.875	09/19/22	888,937
750,000		Newmont Mining Corp	3.500	03/15/22	773,523
200,000		Praxair, Inc	5.250	11/15/14	217,389
500,000		Praxair, Inc	2.450	02/15/22	502,544
500,000		Precision Castparts Corp	1.250	01/15/18	500,825
425,000		Precision Castparts Corp	2.500	01/15/23	427,723
100,000		Precision Castparts Corp	3.900	01/15/43	102,588
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,504,271
325,000		Rio Tinto Finance USA plc	2.875	08/21/22	327,149
680,000	g	Rock-Tenn Co	4.450	03/01/19	733,636
820,000	g	Rock-Tenn Co	4.900	03/01/22	886,162
400,000		Rockwood Specialties Group, Inc	4.625	10/15/20	414,000
550,000	g	Samarco Mineracao S.A.	4.125	11/01/22	559,625
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	246,875
1,000,000	g	Severstal OAO Via Steel Capital S.A.	5.900	10/17/22	1,011,250
425,000		Sherwin-Williams Co	1.350	12/15/17	424,066
500,000		Silgan Holdings, Inc	5.000	04/01/20	518,750
700,000		Teck Resources Ltd	2.500	02/01/18	714,565
800,000		Teck Resources Ltd	3.750	02/01/23	820,543
125,000		Teck Resources Ltd	6.000	08/15/40	141,480

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$900,000		Teck Resources Ltd	5.200%	03/01/42	$919,870
650,000		Teck Resources Ltd	5.400	02/01/43	687,684
950,000	g	Tronox Finance LLC	6.375	08/15/20	959,500
355,000	g	USG Corp	7.875	03/30/20	394,938
500,000		Verso Paper Holdings LLC	11.750	01/15/19	525,000

		TOTAL MATERIALS			38,789,249

MEDIA - 2.4%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,215,000
200,000		CBS Corp	1.950	07/01/17	203,757
1,100,000		CCO Holdings LLC	7.000	01/15/19	1,186,625
1,300,000		CCO Holdings LLC	6.500	04/30/21	1,402,375
1,462,000		Cinemark USA, Inc	8.625	06/15/19	1,619,165
1,000,000		Comcast Corp	4.650	07/15/42	1,054,063
1,750,000		DIRECTV Holdings LLC	2.400	03/15/17	1,792,555
850,000		DIRECTV Holdings LLC	5.150	03/15/42	859,718
500,000		Discovery Communications LLC	4.950	05/15/42	534,399
2,015,000		DISH DBS Corp	4.625	07/15/17	2,100,637
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	270,625
2,935,000		Lamar Media Corp	7.875	04/15/18	3,243,175
2,350,000		NBC Universal Media LLC	2.875	01/15/23	2,359,999
100,000		News America, Inc	7.250	05/18/18	125,893
125,000		News America, Inc	7.625	11/30/28	161,122
90,000		News America, Inc	6.550	03/15/33	108,326
325,000		News America, Inc	6.650	11/15/37	419,963
250,000		News America, Inc	6.900	08/15/39	327,317
963,000		Nielsen Finance LLC	7.750	10/15/18	1,076,152
400,000	g	Nielsen Finance LLC	4.500	10/01/20	398,000
500,000	g	Starz LLC	5.000	09/15/19	512,500
350,000		Time Warner Cable, Inc	8.750	02/14/19	472,206
625,000		Time Warner Cable, Inc	8.250	04/01/19	831,711
1,075,000		Time Warner Cable, Inc	4.500	09/15/42	1,048,390
250,000		Time Warner, Inc	3.150	07/15/15	264,374
1,000,000		Time Warner, Inc	4.700	01/15/21	1,138,451
275,000		Time Warner, Inc	6.500	11/15/36	343,984
700,000		Time Warner, Inc	4.900	06/15/42	750,923
1,500,000		Viacom, Inc	1.250	02/27/15	1,514,644
700,000		Viacom, Inc	2.500	12/15/16	729,871

		TOTAL MEDIA			29,065,920

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,500,000	g	AbbVie, Inc	1.200	11/06/15	1,510,022
1,200,000	g	AbbVie, Inc	1.750	11/06/17	1,213,052
475,000	g	AbbVie, Inc	2.900	11/06/22	483,731
3,100,000	g	Aristotle Holding, Inc	2.100	02/12/15	3,157,831
625,000	g	Aristotle Holding, Inc	3.900	02/15/22	673,907
750,000	g	CFR International S.p.A	5.125	12/06/22	777,589
257,000		Endo Health Solutions, Inc	7.250	01/15/22	275,632
1,079,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	1,150,484
250,000		Merck & Co, Inc	3.875	01/15/21	280,561
225,000		Merck & Co, Inc	3.600	09/15/42	221,996
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,123,869

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$444,000		NBTY, Inc	9.000%	10/01/18	$501,720
135,000		Novartis Capital Corp	4.125	02/10/14	140,404
150,000		Novartis Capital Corp	2.900	04/24/15	157,689
300,000		Novartis Capital Corp	3.700	09/21/42	298,700
2,000,000		Sanofi-Aventis S.A.	2.625	03/29/16	2,105,046
220,000		Schering-Plough Corp	6.550	09/15/37	315,282
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	253,287
350,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	357,297

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			14,998,099

REAL ESTATE - 1.1%
100,000		AMB Property LP	7.625	08/15/14	109,391
150,000		AMB Property LP	4.500	08/15/17	163,575
600,000		AvalonBay Communities, Inc	2.850	03/15/23	592,360
1,250,000		Brandywine Operating Partnership LP	4.950	04/15/18	1,367,198
170,000		Camden Property Trust	4.625	06/15/21	187,437
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,108,273
500,000		Developers Diversified Realty Corp	7.875	09/01/20	640,965
25,000		Federal Realty Investment Trust	5.650	06/01/16	28,124
225,000		Federal Realty Investment Trust	3.000	08/01/22	222,721
500,000		HCP, Inc	2.625	02/01/20	498,049
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	224,777
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	2,010,862
1,000,000		Host Hotels & Resorts LP	5.875	06/15/19	1,090,000
125,000		Kilroy Realty Corp	5.000	11/03/15	136,357
250,000		Kilroy Realty LP	4.800	07/15/18	278,503
325,000		Liberty Property LP	4.125	06/15/22	341,600
175,000		Liberty Property LP	3.375	06/15/23	173,156
300,000		National Retail Properties, Inc	5.500	07/15/21	341,767
150,000		Regency Centers LP	5.250	08/01/15	163,567
25,000		Regency Centers LP	5.875	06/15/17	28,913
25,000		Simon Property Group LP	5.250	12/01/16	28,603
825,000		Simon Property Group LP	2.800	01/30/17	870,528
210,000		Simon Property Group LP	10.350	04/01/19	300,297
1,000,000		Simon Property Group LP	2.750	02/01/23	999,439
185,000		Ventas Realty LP	3.125	11/30/15	195,033
575,000		Ventas Realty LP	2.000	02/15/18	575,371
500,000		Ventas Realty LP	4.000	04/30/19	537,471
100,000		Ventas Realty LP	4.250	03/01/22	106,045

		TOTAL REAL ESTATE			13,320,382

RETAILING - 1.1%
907,000		Amerigas Partners LP	6.500	05/20/21	984,095
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	828,949
1,500,000		Ferrellgas LP	6.500	05/01/21	1,485,000
350,000	g	HDTFS, Inc	5.875	10/15/20	365,750
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,150,000
625,000		Limited Brands, Inc	6.625	04/01/21	715,625
810,000		Limited Brands, Inc	5.625	02/15/22	880,875
768,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	902,411
325,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	346,408
1,125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,101,637

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$800,000	g,o	New Academy Finance Co LLC	8.000%	06/15/18	$810,000
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	323,024
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	104,049
600,000	g	Penske Automotive Group, Inc	5.750	10/01/22	618,000
1,500,000	g	QVC, Inc	7.125	04/15/17	1,573,026
150,000	g	QVC, Inc	5.125	07/02/22	157,228
350,000		Wal-Mart Stores, Inc	4.250	04/15/21	406,467
250,000		Wal-Mart Stores, Inc	5.000	10/25/40	302,489
700,000		Wal-Mart Stores, Inc	5.625	04/15/41	916,704

		TOTAL RETAILING			13,971,737

SOFTWARE & SERVICES - 2.0%
385,000		Baidu, Inc	2.250	11/28/17	387,387
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,217,500
500,000		Infor US, Inc	9.375	04/01/19	561,250
750,000		International Business Machines Corp	0.550	02/06/15	750,139
7,000,000		International Business Machines Corp	0.750	05/11/15	7,042,399
950,000		International Business Machines Corp	1.250	02/06/17	960,031
165,000		Microsoft Corp	0.875	09/27/13	165,717
475,000		Microsoft Corp	0.875	11/15/17	472,499
2,000,000		Microsoft Corp	3.500	11/15/42	1,933,602
1,225,000	g	NCR Corp	4.625	02/15/21	1,225,000
75,000	g	NCR Corp	5.000	07/15/22	76,219
1,100,000		Oracle Corp	1.200	10/15/17	1,103,265
200,000		Oracle Corp	5.750	04/15/18	243,401
1,225,000		Oracle Corp	2.500	10/15/22	1,236,036
400,000	g	Sophia LP	9.750	01/15/19	431,000
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,040,500
500,000		SunGard Data Systems, Inc	4.500	12/14/19	503,750
500,000		SunGard Data Systems, Inc	4.875	01/15/14	515,625
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,071,250
145,000	g	SunGard Data Systems, Inc	6.625	11/01/19	148,263

		TOTAL SOFTWARE & SERVICES			24,084,833

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
785,000		Brocade Communications Systems, Inc	6.625	01/15/18	810,512
287,000		Brocade Communications Systems, Inc	6.875	01/15/20	309,242
100,000	g	CC Holdings GS V LLC	2.381	12/15/17	100,489
325,000	g	CC Holdings GS V LLC	3.849	04/15/23	330,626
2,950,000		General Electric Co	0.850	10/09/15	2,960,399
75,000		General Electric Co	5.250	12/06/17	88,436
475,000		General Electric Co	2.700	10/09/22	484,171
350,000		Hewlett-Packard Co	2.350	03/15/15	351,558
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,287,600
1,000,000		L-3 Communications Corp	4.950	02/15/21	1,128,306
500,000		Scientific Games Corp	8.125	09/15/18	550,000
564,000		Scientific Games Corp	9.250	06/15/19	627,450
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,014,808
525,000		Xerox Corp	8.250	05/15/14	572,663
225,000		Xerox Corp	4.500	05/15/21	238,241

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,854,501

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 2.0%
$1,040,000		America Movil SAB de C.V.	3.125%	07/16/22	$1,057,106
575,000		America Movil SAB de C.V.	4.375	07/16/42	597,500
475,000		American Tower Corp	4.700	03/15/22	525,547
2,250,000		AT&T, Inc	2.950	05/15/16	2,382,124
450,000		AT&T, Inc	1.400	12/01/17	450,085
1,200,000		AT&T, Inc	2.625	12/01/22	1,201,974
800,000		AT&T, Inc	6.300	01/15/38	1,025,780
443,000	g	AT&T, Inc	4.350	06/15/45	444,992
500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	569,015
550,000		Cellco Partnership	8.500	11/15/18	756,635
500,000		Cricket Communications, Inc	7.750	05/15/16	529,375
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	769,115
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	453,682
750,000	g	Globo Comunicacao e Participacoes S.A.	4.875	04/11/22	815,625
1,000,000		Intelsat Bermuda Ltd	11.250	02/04/17	1,057,500
1,050,000	g	Oi S.A.	5.750	02/10/22	1,094,625
2,175,000		Sprint Nextel Corp	6.000	11/15/22	2,234,812
150,000		Telecom Italia Capital S.A.	6.999	06/04/18	171,450
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,040,500
500,000		Telefonica Emisiones SAU	5.462	02/16/21	533,125
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	586,990
275,000		Verizon Communications, Inc	5.250	04/15/13	278,765
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,800,452
137,000		Verizon Communications, Inc	8.750	11/01/18	190,220
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,278,637
750,000	g	Vimpelcom Holdings	7.504	03/01/22	859,688
900,000		Virgin Media Finance plc	4.875	02/15/22	920,250
500,000		Virgin Media Secured Finance plc	5.250	01/15/21	583,815

		TOTAL TELECOMMUNICATION SERVICES			24,209,384

TRANSPORTATION - 1.0%
655,000	g	Asciano Finance	5.000	04/07/18	707,817
750,000	g	Bombardier, Inc	7.500	03/15/18	835,313
600,000	g	Bombardier, Inc	7.750	03/15/20	681,000
225,000		Bristow Group, Inc	6.250	10/15/22	240,750
725,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	823,042
1,000,000	g	DP World Ltd	6.850	07/02/37	1,171,250
150,000		Embraer Overseas Ltd	6.375	01/15/20	173,250
275,000		Embraer S.A.	5.150	06/15/22	301,125
580,000	g	Gulfmark Offshore, Inc	6.375	03/15/22	597,400
500,000		Hertz Corp	7.500	10/15/18	552,500
1,000,000		Hertz Corp	7.375	01/15/21	1,100,000
625,000	g	Kazakhstan Temir Zholy Finance BV	6.375	10/06/20	756,250
375,000	g	Kazakhstan Temir Zholy Finance BV	6.950	07/10/42	471,563
875,000		Norfolk Southern Corp	3.000	04/01/22	897,525
267,000	g	Norfolk Southern Corp	2.903	02/15/23	268,761
57,000		Norfolk Southern Corp	5.590	05/17/25	69,999
300,000		Royal Caribbean Cruises Ltd	5.250	11/15/22	317,250
640,000	g	TAM Capital 3, Inc	8.375	06/03/21	705,600
500,000		Union Pacific Corp	4.750	09/15/41	560,850
525,000		United Parcel Service, Inc	3.625	10/01/42	513,825

		TOTAL TRANSPORTATION			11,745,070

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 3.5%
$1,325,000	g	Abu Dhabi National Energy Co	2.500%	01/12/18	$1,338,250
1,200,000	g	Abu Dhabi National Energy Co	3.625	01/12/23	1,236,000
1,750,000		AES Corp	8.000	10/15/17	2,021,250
305,000	g	AES Gener S.A.	5.250	08/15/21	338,503
350,000		AGL Capital Corp	5.250	08/15/19	417,148
365,000		Alliant Energy Corp	4.000	10/15/14	384,629
250,000		Atmos Energy Corp	8.500	03/15/19	335,709
900,000	g	Calpine Corp	7.250	10/15/17	958,500
675,000	g	Calpine Corp	7.500	02/15/21	745,875
634,000	g	Calpine Corp	7.875	01/15/23	716,420
190,000		Carolina Power & Light Co	5.125	09/15/13	196,312
250,000		Carolina Power & Light Co	5.300	01/15/19	300,668
275,000		Carolina Power & Light Co	5.700	04/01/35	335,409
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	372,913
1,150,000	g	CEZ AS.	4.250	04/03/22	1,231,006
600,000	g	CEZ AS.	5.625	04/03/42	696,196
1,000,000		CMS Energy Corp	5.050	03/15/22	1,114,466
450,000	g	Colbun S.A.	6.000	01/21/20	500,540
625,000	g	Comision Federal de Electricidad	5.750	02/14/42	707,812
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,118,388
200,000		Commonwealth Edison Co	5.900	03/15/36	258,013
200,000		Connecticut Light & Power Co	5.500	02/01/19	239,920
375,000		Detroit Edison Co	3.950	06/15/42	379,974
300,000		Dominion Resources, Inc	4.050	09/15/42	296,203
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	228,035
1,000,000		Duke Energy Corp	3.950	09/15/14	1,053,055
778,000	g	Eskom Holdings Ltd	5.750	01/26/21	882,058
250,000		Indiana Michigan Power Co	7.000	03/15/19	315,936
415,000	g	Inergy Midstream LP	6.000	12/15/20	428,487
125,000		Integrys Energy Group, Inc	4.170	11/01/20	139,321
1,125,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,215,000
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	543,250
100,000	g	Kansas Gas & Electric	6.700	06/15/19	127,293
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,068,999
475,000	g	Korea Hydro & Nuclear Power Co Ltd	3.000	09/19/22	467,266
350,000		LG&E and KU Energy LLC	3.750	11/15/20	369,621
500,000	g	Majapahit Holding BV	7.875	06/29/37	686,250
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	308,676
250,000		National Fuel Gas Co	5.250	03/01/13	251,851
250,000		Nevada Power Co	6.650	04/01/36	339,220
1,000,000		Nevada Power Co	5.450	05/15/41	1,224,318
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,665,000
500,000	g	NRG Energy, Inc	6.625	03/15/23	535,000
500,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	506,112
300,000		ONEOK Partners LP	3.375	10/01/22	305,713
325,000		Pacific Gas & Electric Co	8.250	10/15/18	442,498
150,000		PacifiCorp	6.000	01/15/39	199,016
250,000		Pepco Holdings, Inc	2.700	10/01/15	258,779
1,020,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,152,600

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000	g	Perusahaan Listrik Negara PT	5.250%	10/24/42	$206,000
500,000		PG&E Corp	5.750	04/01/14	529,928
50,000		Potomac Electric Power Co	7.900	12/15/38	81,032
500,000		PPL Capital Funding, Inc	4.200	06/15/22	537,701
275,000		Progress Energy, Inc	7.050	03/15/19	345,610
550,000		Public Service Co of Colorado	4.750	08/15/41	630,782
400,000		Public Service Co of Oklahoma	5.150	12/01/19	466,997
1,050,000		Puget Energy, Inc	5.625	07/15/22	1,130,933
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	2,016,875
500,000		Sabine Pass LNG LP	7.500	11/30/16	551,250
150,000		San Diego Gas & Electric Co	3.000	08/15/21	158,813
300,000		San Diego Gas & Electric Co	3.950	11/15/41	309,225
200,000		Tampa Electric Co	4.100	06/15/42	209,701
175,000		Veolia Environnement	5.250	06/03/13	177,714
420,000		Virginia Electric and Power Co	2.950	01/15/22	442,292
225,000		Williams Partners LP	3.800	02/15/15	237,912
650,000		Williams Partners LP	3.350	08/15/22	660,915
1,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	1,053,054
300,000		Xcel Energy, Inc	4.800	09/15/41	336,642

		TOTAL UTILITIES			42,036,834

		TOTAL CORPORATE BONDS			537,699,713

		(Cost $507,216,834)

GOVERNMENT BONDS - 36.1%

AGENCY SECURITIES - 0.6%
1,560,678		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,800,592
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,006,301
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	427,502
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,994,072

		TOTAL AGENCY SECURITIES			6,228,467

FOREIGN GOVERNMENT BONDS - 5.4%
750,000	g	Barbados Government International Bond	7.000	08/04/22	761,250
900,000		Brazilian Government International Bond	2.625	01/05/23	903,600
1,275,000		Canada Government International Bond	0.875	02/14/17	1,285,327
215,000		Chile Government International Bond	3.875	08/05/20	242,412
400,000		Chile Government International Bond	2.250	10/30/22	397,000
260,000		Colombia Government International Bond	4.375	07/12/21	299,390
400,000		Colombia Government International Bond	6.125	01/18/41	549,200
1,125,000	g	Costa Rica Government International Bond	4.250	01/26/23	1,135,125
270,000	g	Croatia Government International Bond	6.375	03/24/21	307,125
500,000		Egypt Government AID Bonds	4.450	09/15/15	553,610
1,776,000		Eksportfinans ASA	2.000	09/15/15	1,699,927
525,000	g	El Salvador Government International Bond	5.875	01/30/25	530,775
275,000		European Investment Bank	4.875	02/15/36	326,157
500,000		Export Development Canada	2.250	05/28/15	522,150
600,000		Export-Import Bank of Korea	1.250	11/20/15	600,997
525,000		Export-Import Bank of Korea	5.125	06/29/20	603,276
100,000		Federative Republic of Brazil	6.000	01/17/17	118,000
750,000	g	Iceland Government International Bond	4.875	06/16/16	787,993

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$225,000		Italy Government International Bond	5.375%	06/12/17	$240,795
180,000		Italy Government International Bond	6.875	09/27/23	209,044
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,935,805
625,000		Korea Development Bank	3.000	09/14/22	622,585
750,000	g	Lithuania Government International Bond	5.125	09/14/17	845,625
10,400,000		Mexican Bonos	7.750	12/14/17	895,559
750,000		Mexico Government International Bond	3.625	03/15/22	820,313
150,000		Mexico Government International Bond	6.750	09/27/34	216,000
250,000		Mexico Government International Bond	4.750	03/08/44	282,500
2,000,000	g	Mongolia Government International Bond	4.125	01/05/18	1,975,000
1,425,000	g	Mongolia Government International Bond	5.125	12/05/22	1,396,500
1,300,000	g	Morocco Government International Bond	4.250	12/11/22	1,309,750
800,000	g	Morocco Government International Bond	5.500	12/11/42	818,000
500,000	g	Namibia International Bonds	5.500	11/03/21	560,000
575,000	g	National Bank of Canada	1.650	01/30/14	582,820
625,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	647,775
4,000,000		North American Development Bank	2.400	10/26/22	4,034,272
500,000		Panama Government International Bond	5.200	01/30/20	597,250
135,000		Peruvian Government International Bond	7.350	07/21/25	195,615
433,000		Poland Government International Bond	5.125	04/21/21	513,538
500,000		Poland Government International Bond	5.000	03/23/22	590,500
975,000		Poland Government International Bond	3.000	03/17/23	972,562
750,000		Province of British Columbia Canada	2.850	06/15/15	793,275
5,000,000		Province of British Columbia Canada	1.200	04/25/17	5,089,785
500,000		Province of Ontario Canada	2.950	02/05/15	525,524
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,842,386
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,260,000
620,000		Province of Quebec Canada	4.625	05/14/18	727,942
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,110,700
3,000,000		Province of Quebec Canada	2.750	08/25/21	3,133,848
300,000	g	Republic of Indonesia	4.875	05/05/21	345,000
1,500,000	g	Republic of Latvia	2.750	01/12/20	1,483,500
525,000	g	Republic of Serbia	5.250	11/21/17	544,688
435,000	g	Republic of Serbia	7.250	09/28/21	500,250
400,000	i	Republic of Serbia	6.750	11/01/24	404,000
1,150,000	g	Republic of Zambia	5.375	09/20/22	1,145,688
750,000	g	Romanian Government International Bond	6.750	02/07/22	911,250
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	796,875
320,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	377,600
220,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	251,900
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,089,320
1,500,000	g	Slovenia Government International Bond	5.500	10/26/22	1,575,000
400,000		South Africa Government International Bond	5.875	05/30/22	495,444
750,000		South Africa Government International Bond	4.665	01/17/24	847,500
1,460,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,554,900
465,000		Turkey Government International Bond	6.750	05/30/40	630,075
152,000		United Mexican States	5.875	02/17/14	159,600
300,000		United Mexican States	5.950	03/19/19	369,000
500,000		United Mexican States	5.125	01/15/20	597,500
1,000,000		Uruguay Government International Bond	4.125	11/20/45	998,500

		TOTAL FOREIGN GOVERNMENT BONDS			65,446,172

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 21.8%
$337,458	i	Federal Home Loan Mortgage Corp (FHLMC)	2.386%	02/01/36	$357,890
1,113,787	i	FHLMC	2.850	07/01/36	1,191,155
234,243	i	FHLMC	2.605	09/01/36	249,930
338,951	i	FHLMC	2.637	09/01/36	362,176
116,412	i	FHLMC	5.770	02/01/37	125,388
446,164	i	FHLMC	2.890	03/01/37	477,009
44,505	i	FHLMC	5.925	04/01/37	48,343
19,670	i	FHLMC	5.921	05/01/37	21,247
733,391	i	FHLMC	2.760	06/01/37	782,307
261,463	i	FHLMC	3.407	08/01/37	277,188
25,327		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	27,273
413,545		FGLMC	5.500	01/01/19	449,997
74,649		FGLMC	4.500	01/01/20	79,567
508,351		FGLMC	4.500	07/01/20	552,326
145,444		FGLMC	4.500	09/01/20	155,253
167,650		FGLMC	5.000	10/01/20	180,554
210,299		FGLMC	5.500	10/01/20	226,437
23,172		FGLMC	7.000	10/01/20	26,997
130,559		FGLMC	4.500	06/01/21	139,364
232,449		FGLMC	5.500	08/01/21	250,868
80,342		FGLMC	5.000	04/01/23	86,163
94,529		FGLMC	4.500	09/01/24	100,579
54,224		FGLMC	6.500	01/01/29	61,779
4,465		FGLMC	8.000	01/01/31	5,479
159,703		FGLMC	6.000	03/01/33	177,589
946,926		FGLMC	5.500	12/01/33	1,031,526
887,686		FGLMC	7.000	12/01/33	1,052,018
646,190		FGLMC	5.000	01/01/34	701,801
283,404		FGLMC	5.000	05/01/34	306,377
373,710		FGLMC	4.500	10/01/34	402,193
205,990		FGLMC	5.500	12/01/34	228,062
497,951		FGLMC	5.500	03/01/35	540,572
331,919		FGLMC	6.000	04/01/35	363,492
368,139		FGLMC	7.000	05/01/35	436,291
532,689		FGLMC	5.500	06/01/35	578,694
603,313		FGLMC	5.500	06/01/35	655,277
79,948		FGLMC	5.000	02/01/36	86,329
167,846		FGLMC	5.500	04/01/36	185,832
15,664		FGLMC	6.500	05/01/36	17,816
185,089		FGLMC	6.500	10/01/36	210,518
364,609		FGLMC	5.500	04/01/37	393,879
237,634		FGLMC	6.000	08/01/37	258,899
36,400		FGLMC	6.000	09/01/37	40,045
162,991		FGLMC	6.500	11/01/37	185,502
596,718		FGLMC	5.000	04/01/38	656,873
285,460		FGLMC	6.000	11/01/38	310,651
428,540		FGLMC	4.000	06/01/39	457,625
398,826		FGLMC	4.500	11/01/40	447,669
2,765,219		FGLMC	4.000	12/01/40	3,028,936
3,163,766		FGLMC	4.000	12/01/40	3,512,948
1,187,422		FGLMC	4.000	12/01/40	1,318,477

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$449,942		FGLMC	4.500%	12/01/40	$503,077
5,039,700		FGLMC	4.000	01/01/41	5,449,462
3,000,000	h	FGLMC	3.500	01/15/43	3,190,078
3,000,000	h	FGLMC	4.000	01/15/43	3,202,500
9,000,000	h	FGLMC	4.500	01/15/43	9,656,719
3,000,000	h	FGLMC	5.000	01/15/43	3,227,813
1,268		Federal National Mortgage Association (FNMA)	5.000	06/01/13	1,310
1,799,244		FNMA	4.801	02/01/14	1,841,831
2,602,761		FNMA	4.640	11/01/14	2,739,791
353,573		FNMA	4.564	01/01/15	368,341
38,055		FNMA	6.500	10/01/16	40,713
27,492		FNMA	6.500	11/01/16	29,413
115,909		FNMA	5.000	12/01/17	125,963
37,907		FNMA	6.500	02/01/18	41,240
115,191		FNMA	5.500	04/01/18	124,020
63,435		FNMA	5.500	05/01/18	68,296
52,208		FNMA	6.000	01/01/19	57,027
939,793		FNMA	4.000	02/25/19	988,712
308,627		FNMA	4.500	04/01/19	332,842
78,025		FNMA	4.500	06/01/19	84,147
120,163		FNMA	5.000	03/01/20	130,586
39,724		FNMA	4.500	11/01/20	42,840
43,842		FNMA	4.500	12/01/20	48,172
109,618		FNMA	5.000	12/01/20	119,127
192,728		FNMA	5.000	03/01/21	209,445
19,940		FNMA	8.000	03/01/23	22,741
217,022		FNMA	5.500	02/01/24	237,971
196,766		FNMA	4.000	05/01/24	210,821
496,024		FNMA	5.500	07/01/24	543,905
214,166		FNMA	4.500	08/01/24	230,468
1,000,600		FNMA	5.000	10/01/25	1,097,031
10,547		FNMA	9.000	11/01/25	12,970
4,722,614		FNMA	3.000	05/01/27	5,074,006
2,488,537		FNMA	2.500	10/01/27	2,613,872
3,000,000	h	FNMA	2.500	01/25/28	3,136,875
12,000,000	h	FNMA	3.000	01/25/28	12,665,626
1,000,000	h	FNMA	4.000	01/25/28	1,070,781
9,839		FNMA	7.500	01/01/29	11,821
230,224		FNMA	7.000	07/01/32	274,766
46,823		FNMA	5.000	02/01/33	51,014
312,019		FNMA	4.500	03/25/33	323,927
137,058		FNMA	5.000	07/01/33	149,325
441,611		FNMA	5.500	07/01/33	485,343
350,161		FNMA	4.500	08/01/33	380,122
417,686		FNMA	4.500	10/01/33	453,425
143,944		FNMA	5.000	10/01/33	156,827
225,762		FNMA	5.000	10/01/33	245,967
558,350		FNMA	5.000	11/01/33	632,400
365,652		FNMA	5.000	11/01/33	405,118
132,848		FNMA	5.500	12/01/33	146,959
334,836		FNMA	5.500	12/01/33	367,994
84,574		FNMA	5.000	03/01/34	92,143

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$69,779		FNMA	5.000%	03/01/34	$76,024
689,690		FNMA	5.000	03/01/34	751,416
362,177		FNMA	5.000	03/01/34	394,591
80,743		FNMA	5.000	03/01/34	87,969
586,265		FNMA	5.000	04/01/34	637,269
1,281,458		FNMA	5.000	08/01/34	1,392,680
271,432		FNMA	6.000	08/01/34	303,189
108,059		FNMA	6.000	12/01/34	120,668
171,493		FNMA	5.500	01/01/35	188,020
442,291		FNMA	5.500	02/01/35	486,090
174,002		FNMA	6.000	04/01/35	193,490
1,718,624		FNMA	5.500	05/01/35	1,944,673
1,373,528		FNMA	5.500	05/01/35	1,561,055
581,297		FNMA	6.000	05/01/35	647,709
22,466		FNMA	7.500	06/01/35	25,000
269,681		FNMA	6.000	07/01/35	297,116
308,828		FNMA	5.000	08/01/35	335,309
80,244		FNMA	5.000	10/01/35	87,124
981,706		FNMA	5.000	10/01/35	1,065,885
191,794		FNMA	5.500	12/01/35	209,598
247,994		FNMA	5.000	02/01/36	269,712
252,787		FNMA	6.000	03/01/36	276,754
618,261		FNMA	6.000	04/01/36	676,879
248,999		FNMA	6.500	04/01/36	295,668
375,706	i	FNMA	2.760	07/01/36	401,793
491,185	i	FNMA	3.008	09/01/36	526,648
187,590		FNMA	6.500	09/01/36	211,057
164,875		FNMA	6.000	12/01/36	180,507
106,480		FNMA	7.000	02/01/37	126,736
287,594		FNMA	6.500	03/01/37	323,219
29,725		FNMA	7.000	04/01/37	35,380
86,843		FNMA	6.500	08/01/37	97,587
105,747		FNMA	6.500	08/01/37	118,929
54,202		FNMA	6.000	09/01/37	61,898
45,357		FNMA	6.000	09/01/37	50,874
64,102		FNMA	6.000	09/01/37	73,205
37,794		FNMA	6.000	09/01/37	43,161
72,699		FNMA	6.500	09/01/37	81,694
212,256		FNMA	6.500	09/01/37	238,346
66,768		FNMA	6.500	09/01/37	74,798
279,100		FNMA	6.500	09/01/37	313,344
141,082		FNMA	6.500	09/01/37	167,666
108,870	i	FNMA	2.481	10/01/37	116,982
2,189,645		FNMA	6.000	11/01/37	2,397,246
69,478		FNMA	6.000	11/01/37	76,065
321,522		FNMA	6.000	11/01/38	351,303
173,903		FNMA	5.500	01/01/39	188,951
156,886		FNMA	6.000	01/01/39	171,418
229,816		FNMA	6.000	01/01/39	251,103
585,885		FNMA	4.500	02/01/39	633,087
320,684		FNMA	4.500	02/01/39	346,520
190,314		FNMA	5.500	02/01/39	206,782

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,630,362		FNMA	6.000%	04/01/39	$6,164,180
260,038		FNMA	4.500	05/01/39	280,988
366,838		FNMA	4.500	08/01/39	396,392
851,960		FNMA	5.500	08/01/39	945,492
3,000,000		FNMA	4.000	02/25/40	3,248,451
1,314,133		FNMA	4.500	09/01/40	1,424,112
1,284,242		FNMA	4.500	09/01/40	1,391,720
4,003,115		FNMA	4.500	10/01/40	4,410,690
1,272,959		FNMA	4.000	11/01/40	1,365,960
1,525,057		FNMA	4.500	11/01/40	1,674,611
1,991,810		FNMA	3.500	10/01/42	2,152,638
13,000,000	h	FNMA	3.000	01/25/43	13,621,563
22,000,000	h	FNMA	3.500	01/25/43	23,454,922
16,000,000	h	FNMA	4.000	01/25/43	17,150,000
11,000,000	h	FNMA	4.500	01/25/43	11,882,148
13,000,000	h	FNMA	5.000	01/25/43	14,080,625
2,000,000	h	FNMA	5.500	01/25/43	2,172,812
4,000,000	h	FNMA	6.000	01/25/43	4,368,750
24,370		Government National Mortgage Association (GNMA)	7.500	11/15/23	28,805
4,467		GNMA	7.500	08/15/28	4,592
23,007		GNMA	6.500	12/15/28	26,389
67,822		GNMA	6.500	03/15/29	78,519
23,658		GNMA	8.500	10/20/30	29,646
7,535		GNMA	7.000	06/20/31	9,098
141,001		GNMA	5.000	02/15/33	155,239
107,865		GNMA	5.500	07/15/33	119,179
830,774		GNMA	5.000	09/15/33	914,666
167,039		GNMA	5.500	11/20/33	184,794
667,896		GNMA	5.500	02/20/35	742,786
233,136		GNMA	5.500	03/20/35	259,277
113,268		GNMA	6.000	10/20/36	126,693
116,692		GNMA	6.000	01/20/37	130,523
174,032		GNMA	6.000	02/20/37	194,659
316,917		GNMA	6.000	12/15/37	353,788
210,933		GNMA	5.000	04/15/38	230,123
202,673		GNMA	5.500	07/15/38	222,411
273,266		GNMA	5.500	07/20/38	299,921
112,819		GNMA	6.000	08/15/38	125,944
107,031		GNMA	6.000	08/20/38	119,450
494,154		GNMA	4.500	03/15/39	543,282
170,879		GNMA	5.000	07/20/39	188,609
208,781		GNMA	4.000	08/15/39	229,769
6,707,333		GNMA	4.500	01/20/41	7,399,313
3,000,000	h	GNMA	3.000	01/15/43	3,188,906
6,000,000	h	GNMA	3.500	01/15/43	6,517,969
9,000,000	h	GNMA	4.000	01/15/43	9,870,469
3,000,000	h	GNMA	5.000	01/15/43	3,272,344
1,000,000	h	GNMA	5.500	01/15/43	1,097,187
5,000,000	h	GNMA	4.500	01/20/43	5,474,219
3,000,000	h	GNMA	5.000	01/20/43	3,280,781

		TOTAL MORTGAGE BACKED			263,334,434

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 1.2%
$1,000,000		American Municipal Power	6.270%	02/15/50	$1,195,610
4,000,000		California State Department of Water Resources	3.237	12/01/27	4,046,600
600,000		Grant County Public Utility District No 2	5.630	01/01/27	746,634
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	373,954
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	499,280
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	400,208
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	450,306
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	250,795
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	2,018,500
775,000		State of California	7.625	03/01/40	1,119,643
775,000		State of Illinois	6.725	04/01/35	886,987
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,755,974

		TOTAL MUNICIPAL BONDS			14,744,491

U.S. TREASURY SECURITIES - 7.1%
3,302,000	l	United States Treasury Bond	8.000	11/15/21	5,098,754
3,902,500		United States Treasury Bond	5.250	02/15/29	5,404,354
742,500		United States Treasury Bond	4.750	02/15/41	1,023,606
14,130,000		United States Treasury Bond	4.375	05/15/41	18,408,734
7,412,000		United States Treasury Bond	2.750	08/15/42	7,157,213
830,000		United States Treasury Note	0.125	12/31/13	829,481
200,000		United States Treasury Note	0.250	06/30/14	200,078
1,895,000		United States Treasury Note	0.250	09/30/14	1,895,443
1,500,000		United States Treasury Note	0.250	10/31/14	1,500,351
2,886,000		United States Treasury Note	0.250	11/30/14	2,886,113
2,887,000		United States Treasury Note	2.500	04/30/15	3,034,058
9,502,000		United States Treasury Note	1.250	09/30/15	9,739,550
7,412,000		United States Treasury Note	0.375	11/15/15	7,418,952
1,000,000		United States Treasury Note	2.375	03/31/16	1,063,125
8,929,000		United States Treasury Note	0.625	11/30/17	8,899,007
530,000		United States Treasury Note	1.750	10/31/18	555,837
205,000		United States Treasury Note	1.250	10/31/19	206,698
7,500,000		United States Treasury Note	1.125	12/31/19	7,478,910
280,000		United States Treasury Note	2.625	11/15/20	307,300
3,238,000		United States Treasury Note	1.625	11/15/22	3,202,583

		TOTAL U.S. TREASURY SECURITIES			86,310,147

		TOTAL GOVERNMENT BONDS			436,063,711

		(Cost $417,944,089)

STRUCTURED ASSETS - 11.5%

ASSET BACKED - 4.6%
2,573,944	g,m	ABSC Manufactured Housing Contract	5.019	04/16/30	2,666,863
		Series - 2004 OK1 (Class A3)
555,411	i	Accredited Mortgage Loan Trust	4.330	06/25/33	478,020
		Series - 2003 1 (Class A1)
1,412,344	i	Ameriquest Mortgage Securities	0.530	05/25/35	1,396,564
		Series - 0 R3 (Class A3D)
50,000	g,i,m	ARTS Ltd	0.558	06/15/13	48,500
		Series - 2005 BA (Class B)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$814,950	i	Bear Stearns Asset Backed Securities Trust	0.580%	11/25/39	$781,011
		Series - 2005 SD3 (Class 2A1)
1,000,000	g,m	CCR, Inc	4.750	07/11/22	986,200
		Series - 2012 CA (Class C)
756,539		Centex Home Equity	5.540	01/25/32	761,409
		Series - 2002 A (Class AF6)
1,589,540	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	1,551,868
		Series - 2002 S4 (Class A5)
211,313	i	Countrywide Asset-Backed Certificates	0.630	02/25/36	210,532
		Series - 2005 11 (Class 3AV3)
618,582	i	Countrywide Asset-Backed Certificates	5.513	08/25/36	612,839
		Series - 2006 S9 (Class A2)
717,219	i	Countrywide Asset-Backed Certificates	0.270	11/25/37	714,658
		Series - 2007 8 (Class 2A1)
366,303	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	366,131
		Series - 2006 15 (Class A2)
58,342	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	56,465
		Series - 2007 MX1 (Class A1)
1,025,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,201,919
		Series - 2011 LC1A (Class C)
2,066,417	i	First Franklin Mortgage Loan Asset Backed Certificates	0.650	03/25/35	2,017,862
		Series - 2005 FF2 (Class M2)
865,773	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	851,462
		Series - 2007 1A (Class AF3)
400,000		Ford Credit Auto Owner Trust	3.210	07/15/17	419,844
		Series - 2011 A (Class D)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.960	02/15/16	2,023,698
		Series - 2011 1 (Class D)
2,281,431	g,i	GMAC Mortgage Corp Loan Trust	0.960	02/25/31	2,173,754
		Series - 2004 VF1 (Class A1)
2,522,476	i	Greenpoint Mortgage Funding Trust	0.930	07/25/30	2,500,288
		Series - 2005 HE4 (Class 2A4C)
1,220,983	i	Greenpoint Mortgage Funding Trust	0.340	04/25/47	1,169,423
		Series - 2007 AR2 (Class 1A1)
771,769	i	HSI Asset Securitization Corp Trust	0.570	07/25/35	765,466
		Series - 2005 NC1 (Class 2A3)
1,282,863		Lehman XS Trust	6.500	06/25/46	794,517
		Series - 2006 13 (Class 2A1)
649,318	i	Long Beach Mortgage Loan Trust	0.960	02/25/35	642,436
		Series - 2005 1 (Class M1)
1,684,572	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	1,706,790
		Series - 2004 2 (Class AF4)
1,235,000	i	Renaissance Home Equity Loan Trust	5.586	11/25/36	683,259
		Series - 2006 3 (Class AF3)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,096,164
		Series - 2011 1A (Class B1)
333,627	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	343,360
		Series - 2003 RZ5 (Class A7)
161,240	i	Residential Asset Securities Corp	6.489	10/25/30	157,147
		Series - 2001 KS2 (Class AI6)
132,605	i	Residential Asset Securities Corp	0.640	04/25/35	129,662
		Series - 2005 KS3 (Class M3)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$528		Residential Funding Mortgage Securities II Home Loan Trust	5.640%	03/25/37	$527
		Series - 2007 HI1 (Class A2)
654,142		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	651,228
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,397,466
		Series - 2005 HI3 (Class M5)
558,350		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	575,988
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	500,150
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,482,269
		Series - 2006 HI1 (Class M2)
454,921	i	SACO I, Inc	0.760	05/25/35	444,547
		Series - 2005 5 (Class 2M1)
429,116	i	SACO I, Inc	0.770	09/25/35	421,785
		Series - 2005 7 (Class A)
604,928	i	SACO I, Inc	0.770	11/25/35	584,024
		Series - 2005 8 (Class A1)
1,867,128	i	SACO I, Inc	0.970	11/25/35	1,807,214
		Series - 2005 8 (Class A3)
584,632	i	Saxon Asset Securities Trust	6.120	11/25/30	622,328
		Series - 2002 2 (Class AF6)
740,211	i	Securitized Asset Backed Receivables LLC	0.510	10/25/35	712,046
		Series - 2006 OP1 (Class A2C)
581,776	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	596,066
		Series - 2012 2A (Class B)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,544,970
		Series - 2011 A (Class A2)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	639,565
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,620,089
		Series - 2012 A (Class A2)
1,266,364	i	Soundview Home Equity Loan Trust	0.510	11/25/35	1,226,553
		Series - 2005 OPT3 (Class A4)
816,060	i	Structured Asset Investment Loan Trust	0.610	05/25/35	809,851
		Series - 2005 4 (Class M1)
679,707	i	Structured Asset Investment Loan Trust	0.490	12/25/35	675,018
		Series - 2005 10 (Class A5)
6,061,413	g,i	Structured Asset Securities Corp	0.360	07/25/36	5,733,303
		Series - 2006 EQ1A (Class A4)
220,265	g,i	Terwin Mortgage Trust	1.080	02/25/35	220,191
		Series - 2005 1SL (Class M1)
455,000	g	Vornado DP LLC	5.280	09/13/28	516,431
		Series - 2010 VNO (Class C)
646,436	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	622,195
		Series - 2006 N1 (Class N1)
162,035	g,i	Wachovia Loan Trust	0.570	05/25/35	137,342
		Series - 2005 SD1 (Class A)
98,207	i	Wells Fargo Home Equity Trust	0.350	07/25/36	96,988
		Series - 2006 2 (Class A3)
200,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	220,610
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			56,166,855

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 6.9%
$2,000,000	g	7 WTC Depositor LLC Trust	4.082%	03/13/31	$2,111,550
		Series - 2012 7WTC (Class A)
4,300,000		Banc of America Commercial Mortgage, Inc	5.675	07/10/46	4,862,229
		Series - 2006 4 (Class AM)
2,174,077	g,i	Banc of America Large Loan, Inc	5.898	02/15/51	2,529,467
		Series - 2010 UB3 (Class A4B3)
2,620,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,926,668
		Series - 2006 PW13 (Class AM)
2,100,000	i	Bear Stearns Commercial Mortgage Securities	5.568	10/12/41	2,355,274
		Series - 2006 T24 (Class AM)
352,899		Chase Mortgage Finance Corp	5.500	10/25/35	357,097
		Series - 2005 S2 (Class A25)
933,885		Citicorp Mortgage Securities, Inc	5.500	07/25/35	902,718
		Series - 2005 4 (Class 1A7)
193,769		Citicorp Mortgage Securities, Inc	5.750	11/25/36	195,168
		Series - 2006 6 (Class A2)
7,738		Citicorp Mortgage Securities, Inc	6.000	05/25/37	7,722
		Series - 2007 4 (Class 1A7)
5,598	g,i	Citigroup Commercial Mortgage Trust	0.349	04/15/22	5,531
		Series - 2007 FL3A (Class A2)
560,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	640,305
		Series - 2007 C9 (Class AM)
351,658		Countrywide Alternative Loan Trust	5.500	08/25/16	363,785
		Series - 2004 30CB (Class 1A15)
3,359,553		Countrywide Alternative Loan Trust	5.000	04/25/20	3,436,571
		Series - 2005 6CB (Class 2A1)
1,485,558		Countrywide Alternative Loan Trust	5.500	08/25/34	1,496,415
		Series - 2004 14T2 (Class A2)
803,140	i	Countrywide Alternative Loan Trust	0.441	07/20/35	624,343
		Series - 2005 24 (Class 4A1)
4,685,689	i	Countrywide Alternative Loan Trust	1.665	09/25/35	3,628,691
		Series - 2005 38 (Class A1)
2,147,245	i	Countrywide Home Loan Mortgage Pass Through Trust	2.934	11/20/34	1,954,285
		Series - 2004 HYB6 (Class A2)
85,064		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	85,434
		Series - 2005 12 (Class 1A5)
564,009	i	Countrywide Home Loan Mortgage Pass Through Trust	0.510	08/25/35	559,974
		Series - 2005 J2 (Class 3A6)
161,173		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	161,276
		Series - 2005 J3 (Class 2A3)
1,027,393		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	1,027,760
		Series - 2005 17 (Class 1A10)
8,260		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	8,249
		Series - 2005 J3 (Class 1A1)
101,588	g,i	Credit Suisse Mortgage Capital Certificates	0.389	04/15/22	96,503
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	827,535
		Series - 2006 OMA (Class D)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,400,000	g	Credit Suisse Mortgage Capital Certificates	5.383%	02/15/40	$2,508,895
		Series - 2009 RR1 (Class A3C)
170,000		CS First Boston Mortgage Securities Corp	4.052	05/15/38	171,254
		Series - 2003 C3 (Class B)
549,623	g,i	Deutsche Mortgage Securities, Inc	5.240	06/26/35	555,403
		Series - 2005 WF1 (Class 1A2)
230,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	242,438
		Series - 2012 SHOP (Class A)
2,000,000	g	GS Mortgage Securities Corp II	4.049	04/10/34	2,172,284
		Series - 2012 ALOH (Class B)
425,000	g,i,m	GS Mortgage Securities Corp II	4.276	04/10/34	443,784
		Series - 2012 GSMS (Class C)
515,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	599,447
		Series - 2010 C2 (Class B)
305,000	g,i	GS Mortgage Securities Corp II	5.227	12/10/43	341,391
		Series - 2010 C2 (Class C)
4,101,121	i	Harborview Mortgage Loan Trust	0.540	09/19/35	2,966,013
		Series - 2005 8 (Class 1A2A)
3,653,501	i	Impac CMB Trust	0.460	05/25/35	3,055,098
		Series - 0 4 (Class 1A1B)
3,038,321	i	Impac CMB Trust	0.850	08/25/35	2,485,465
		Series - 2005 5 (Class A1)
116,742	i	JP Morgan Alternative Loan Trust	5.950	09/25/36	117,304
		Series - 2006 A4 (Class A1)
518,333	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.584	07/15/19	504,813
		Series - 2007 FL1A (Class A1)
2,220,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	2,494,012
		Series - 2006 LDP8 (Class AM)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.252	07/15/46	341,506
		Series - 2011 C4 (Class C)
3,353,919	i	JP Morgan Mortgage Trust	2.908	11/25/33	3,394,730
		Series - 2006 A2 (Class 5A3)
26,399	i	JP Morgan Mortgage Trust	4.295	04/25/35	26,739
		Series - 2005 A2 (Class 5A1)
56,520		MASTER Asset Securitization Trust	5.000	05/25/35	56,581
		Series - 2005 1 (Class 2A5)
3,009,615	i	Merrill Lynch Mortgage Investors, Inc	2.729	12/25/35	2,995,692
		Series - 2005 A9 (Class 2A1B)
241,897	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	263,838
		Series - 2005 CIP1 (Class AM)
1,000,000	i	Morgan Stanley Capital I	5.478	02/12/44	1,121,485
		Series - 2007 HQ11 (Class AM)
82,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	87,326
		Series - 2011 C1 (Class D)
1,242,000	g,i	Morgan Stanley Capital I	5.254	09/15/47	1,393,520
		Series - 2011 C1 (Class C)
125,000	i	Morgan Stanley Capital I	5.544	11/12/49	136,203
		Series - 2007 T25 (Class AM)
390,698	i	Opteum Mortgage Acceptance Corp	0.610	02/25/35	388,553
		Series - 2005 1 (Class A4)
57,983		RALI Trust	6.500	05/25/32	58,017
		Series - 2002 QS6 (Class A9)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,010,902		RALI Trust	4.250%	12/26/33	$3,066,977
		Series - 2003 QS22 (Class A5)
588,376	i	RALI Trust	0.510	01/25/35	545,127
		Series - 2005 QA1 (Class A1)
1,145,000	g,i	RBSCF Trust	4.646	04/15/24	1,224,968
		Series - 2010 MB1 (Class B)
1,419,530		Residential Accredit Loans, Inc	4.350	03/25/34	1,456,507
		Series - 2004 QS4 (Class A1)
2,517,855	i	Residential Accredit Loans, Inc	0.400	05/25/46	1,678,004
		Series - 2006 QO5 (Class 2A1)
1,900,000		RFMSI Trust	5.500	03/25/35	1,984,455
		Series - 2005 S2 (Class A6)
1,497,702	i	Sequoia Mortgage Trust	2.500	12/25/42	1,531,960
		Series - 2012 6 (Class A1)
1,375,177	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,391,385
		Series - 2012 1A (Class A)
592,695	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	610,535
		Series - 0 2A (Class A)
19,634	i	Structured Adjustable Rate Mortgage Loan Trust	0.970	03/25/35	19,622
		Series - 2005 6XS (Class A3)
2,870,240	i	Structured Adjustable Rate Mortgage Loan Trust	0.550	08/25/35	2,717,529
		Series - 2005 16XS (Class A1)
1,526,152	i	Structured Asset Mortgage Investments, Inc	0.520	09/25/45	1,067,971
		Series - 2005 AR6 (Class 2A1)
2,595,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	2,768,203
		Series - 2007 C30 (Class AM)
1,795,000	i	Wachovia Bank Commercial Mortgage Trust	5.968	06/15/45	2,027,298
		Series - 2006 C26 (Class AM)
415,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	479,216
		Series - 2007 C31 (Class A5)
225,000		Wachovia Bank Commercial Mortgage Trust	5.339	11/15/48	252,342
		Series - 2006 C29 (Class AM)
96,584		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	96,457
		Series - 2005 2 (Class 1A1)
225,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	259,931
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			83,264,828

		TOTAL STRUCTURED ASSETS			139,431,683

		(Cost $133,950,376)

		TOTAL BONDS			1,113,195,107

		(Cost $1,059,111,299)

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
54,446		GMAC Capital Trust I	8.125	02/15/40	1,450,986

		TOTAL DIVERSIFIED FINANCIALS			1,450,986

		TOTAL PREFERRED STOCKS			1,450,986

		(Cost $1,361,150)

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 15.1%

GOVERNMENT AGENCY DEBT - 0.5%
$6,000,000		Federal Home Loan Bank (FHLB)	0.040%	02/13/13	$5,999,713

		TOTAL GOVERNMENT AGENCY DEBT			5,999,713

TREASURY DEBT - 14.6%
2,200,000		United States Treasury Bill	0.025	01/10/13	2,199,986
90,000,000	d	United States Treasury Bill	0.100	01/17/13	89,996,000
50,000,000	d	United States Treasury Bill	0.090	03/07/13	49,997,100
5,000,000		United States Treasury Bill	0.045	03/14/13	4,999,655
30,000,000	d	United States Treasury Bill	0.076	06/06/13	29,986,771

		TOTAL TREASURY DEBT			177,179,512

		TOTAL SHORT-TERM INVESTMENTS			183,179,225

		(Cost $183,177,249)

		TOTAL INVESTMENTS - 112.1%			1,356,794,584
		(Cost $1,302,116,216)
		OTHER ASSETS & LIABILITIES, NET - (12.1)%			(146,510,173)

		NET ASSETS - 100.0%			$1,210,284,411

d		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities amounted to $223,313,129 or 18.5% of net assets.

h		All or a portion of these securities were purchased on a delayed delivery basis.
i		Floating or variable rate security. Coupon reflects the rate at period end.
l		All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m		Indicates a security that has been deemed illiquid.
o		Payment in Kind Bond.

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 11.3%

AUTOMOBILES & COMPONENTS - 1.0%
$11,666,448	i	Allison Transmission Holdings, Inc	4.250%	08/23/19	$11,752,080
8,889,501	i	Chrysler Group LLC	6.000	05/24/17	9,064,802

		TOTAL AUTOMOBILES & COMPONENTS			20,816,882

CAPITAL GOODS - 1.4%
11,172,000	i	FMG Resources August 2006 Pty Ltd	5.250	10/18/17	11,255,790
8,977,500	i	Generac Power Systems, Inc	6.250	05/30/18	9,164,501
9,900,000	i	Sequa Corp	5.250	06/19/17	9,952,569
825,000	h,i	Silver II Borrower Sarl	5.000	12/13/19	832,219

		TOTAL CAPITAL GOODS			31,205,079

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
14,962,500	i	Pilot Corp	4.250	08/07/19	15,031,028

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			15,031,028

CONSUMER DURABLES & APPAREL - 0.1%
1,960,000	i	PVH Corp	3.250	12/19/19	1,969,251

		TOTAL CONSUMER DURABLES & APPAREL			1,969,251

CONSUMER SERVICES - 1.3%
2,248,835	i	Burger King Corp	3.750	09/27/19	2,256,144
5,400,000	h,i	MGM Resorts International	4.250	12/20/19	5,452,650
12,500,000	i	Peninsula Gaming LLC	5.750	11/20/17	12,640,625
3,860,253	i	Penn National Gaming, Inc	3.750	07/16/18	3,868,707
2,149,613	i	Wendy’s International, Inc	4.750	05/15/19	2,170,442

		TOTAL CONSUMER SERVICES			26,388,568

DIVERSIFIED FINANCIALS - 0.2%
2,693,250	i	Fox Acquisition Sub LLC	5.500	07/14/17	2,726,916

		TOTAL DIVERSIFIED FINANCIALS			2,726,916

ENERGY - 0.8%
16,921,453	i	Arch Coal, Inc	5.750	05/16/18	17,072,223

		TOTAL ENERGY			17,072,223

FOOD, BEVERAGE & TOBACCO - 0.2%
5,000,000	i	Del Monte Foods Co	4.500	03/08/18	5,003,150

		TOTAL FOOD, BEVERAGE & TOBACCO			5,003,150

HEALTH CARE EQUIPMENT & SERVICES - 1.9%
10,945,000	i	Bausch & Lomb, Inc	5.250	05/17/19	11,023,147
6,666,542	i	Biomet, Inc	3.967	07/25/17	6,698,941
12,749,914	i	Capsugel Holdings US, Inc	4.750	08/01/18	12,873,461

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,000,000	h,i	DaVita, Inc	4.000%	11/01/19	$8,042,480

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			38,638,029

INSURANCE - 0.7%
14,100,000	h,i	Compass Investors, Inc	5.250	11/29/19	14,053,047

		TOTAL INSURANCE			14,053,047

MEDIA - 0.5%
5,472,500	i	MTL Publishing LLC	5.500	06/29/18	5,534,066
4,932,630	i	Univision Communications, Inc	4.466	03/31/17	4,847,099

		TOTAL MEDIA			10,381,165

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
5,000,000	i	NBTY, Inc	4.250	10/01/17	5,044,350
5,000,000	i	Valeant Pharmaceuticals International, Inc	4.250	12/11/19	5,023,950
4,000,000	i	Valeant Pharmaceuticals International, Inc	4.250	02/13/19	4,022,120

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			14,090,420

RETAILING - 0.6%
13,939,937	i	Academy Ltd	4.750	08/03/18	14,012,146

		TOTAL RETAILING			14,012,146

SOFTWARE & SERVICES - 0.9%
6,433,639	i,m	IMS Health, Inc	4.500	08/26/17	6,477,838
4,987,500	i	Lawson Software, Inc	5.250	04/05/18	5,028,447
3,850,000	h,i	RP Crown Parent LLC	11.250	12/14/19	3,872,445
4,025,000	h,i	RP Crown Parent LLC	6.750	12/14/18	4,019,969

		TOTAL SOFTWARE & SERVICES			19,398,699

TELECOMMUNICATION SERVICES - 0.2%
3,955,125	i	Windstream Corp	4.000	08/08/19	3,977,392

		TOTAL TELECOMMUNICATION SERVICES			3,977,392

UTILITIES - 0.2%
4,488,750	i	Calpine Corp	4.500	10/09/19	4,525,019

		TOTAL UTILITIES			4,525,019

		TOTAL BANK LOAN OBLIGATIONS			239,289,014

		(Cost $236,713,074)

BONDS - 85.1%

CORPORATE BONDS - 85.1%

AUTOMOBILES & COMPONENTS - 0.9%
5,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	5,450,000
6,000,000		Delphi Corp	5.875	05/15/19	6,435,000
5,550,000		Ford Motor Co	7.450	07/16/31	7,048,500

		TOTAL AUTOMOBILES & COMPONENTS			18,933,500

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANKS - 1.2%
$1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750%	04/28/21	$1,863,923
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,945,826
1,800,000		Regions Bank	7.500	05/15/18	2,171,250
900,000		Regions Bank	6.450	06/26/37	948,636
450,000		Regions Financial Corp	7.375	12/10/37	492,750
9,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	9,763,208
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	3,600,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,040,000

		TOTAL BANKS			25,825,593

CAPITAL GOODS - 7.3%
3,175,000		Access Midstream Partners LP	4.875	05/15/23	3,222,625
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,158,906
11,900,000	g,o	Alphabet Holding Co, Inc	7.750	11/01/17	12,257,000
2,300,000		Anixter, Inc	5.625	05/01/19	2,420,750
4,250,000		Case New Holland, Inc	7.875	12/01/17	5,025,625
2,160,000	g	Cemex Finance LLC	9.375	10/12/22	2,430,000
4,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	4,310,000
14,000,000	g,o	EPE Holdings LLC	8.125	12/15/17	13,877,500
3,610,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	3,790,500
3,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	3,461,250
6,300,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	6,441,750
8,250,000		Huntington Ingalls Industries, Inc	6.875	03/15/18	8,971,875
2,350,000		Huntington Ingalls Industries, Inc	7.125	03/15/21	2,555,625
4,450,000	g	Hyva Global BV	8.625	03/24/16	4,227,500
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,885,000
3,375,000	g	Schaeffler Finance BV	7.750	02/15/17	3,746,250
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	9,350,750
3,000,000		Seagate HDD Cayman	7.750	12/15/18	3,296,250
5,000,000		Seagate HDD Cayman	6.875	05/01/20	5,318,750
11,975,000		Seagate HDD Cayman	7.000	11/01/21	12,843,188
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,552,750
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,728,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,750,515
1,750,000	g	Silver II Borrower	7.750	12/15/20	1,811,250
2,250,000		SPX Corp	6.875	09/01/17	2,508,750
7,574,000		Tomkins LLC	9.000	10/01/18	8,482,880
4,250,000		TransDigm, Inc	7.750	12/15/18	4,701,562
2,000,000	g	UR Financing Escrow Corp	5.750	07/15/18	2,155,000
1,000,000	g	UR Financing Escrow Corp	7.375	05/15/20	1,097,500
4,700,000		UR Merger Sub Corp	8.250	02/01/21	5,299,250
2,825,000	g	UR Merger Sub Corp	7.625	04/15/22	3,156,938

		TOTAL CAPITAL GOODS			153,835,489

COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
2,500,000	g	American Achievement Corp	10.875	04/15/16	2,137,500
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,496,375
1,925,000	g	Clean Harbors, Inc	5.125	06/01/21	1,992,375
4,700,000		Iron Mountain, Inc	5.750	08/15/24	4,758,750
5,450,000		RR Donnelley & Sons Co	5.500	05/15/15	5,627,125
4,025,000		RR Donnelley & Sons Co	8.250	03/15/19	4,065,250

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000	g	Scientific Games International, Inc	6.250%	09/01/20	$4,130,000
2,700,000		ServiceMaster Co	8.000	02/15/20	2,814,750
9,700,000	g	ServiceMaster Co	7.000	08/15/20	9,724,250
3,334,000		Visant Corp	10.000	10/01/17	2,992,265

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			46,738,640

CONSUMER DURABLES & APPAREL - 1.8%
4,450,000		DR Horton, Inc	4.375	09/15/22	4,539,000
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,877,500
3,900,000		Levi Strauss & Co	6.875	05/01/22	4,182,750
9,470,000		Libbey Glass, Inc	6.875	05/15/20	10,180,250
6,500,000		Masco Corp	5.950	03/15/22	7,205,198
4,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	4,485,000
2,935,000		PVH Corp	4.500	12/15/22	2,964,350

		TOTAL CONSUMER DURABLES & APPAREL			37,434,048

CONSUMER SERVICES - 3.8%
10,526,000		Ameristar Casinos, Inc	7.500	04/15/21	11,407,552
6,500,000	g	Boyd Gaming Corp	9.000	07/01/20	6,402,500
2,750,000		Burger King Corp	9.875	10/15/18	3,148,750
1,000,000		Caesars Entertainment Operating Co, Inc	11.250	06/01/17	1,071,250
9,750,000		DineEquity, Inc	9.500	10/30/18	11,078,437
750,000		Harrahs Operating Co, Inc	12.750	04/15/18	553,125
3,479,000		Marina District Finance Co, Inc	9.500	10/15/15	3,374,630
6,000,000		MGM Resorts International	6.625	07/15/15	6,435,000
1,000,000		MGM Resorts International	10.000	11/01/16	1,157,500
3,500,000		MGM Resorts International	11.375	03/01/18	4,235,000
4,250,000	g	MGM Resorts International	6.750	10/01/20	4,340,313
9,525,000		MGM Resorts International	6.625	12/15/21	9,525,000
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	14,435,000
3,500,000		Speedway Motorsports, Inc	6.750	02/01/19	3,710,000

		TOTAL CONSUMER SERVICES			80,874,057

DIVERSIFIED FINANCIALS - 4.6%
6,000,000		CIT Group, Inc	4.250	08/15/17	6,178,452
4,000,000		CIT Group, Inc	5.000	08/15/22	4,265,264
2,000,000		CIT Group, Inc	5.000	05/15/17	2,120,000
4,650,000		CIT Group, Inc	5.250	03/15/18	4,975,500
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,260,000
4,500,000	g	CIT Group, Inc	5.500	02/15/19	4,905,000
2,000,000		CIT Group, Inc	5.375	05/15/20	2,185,000
1,600,000		CNH Capital LLC	6.250	11/01/16	1,764,000
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,525,000
4,500,000	g	General Motors Financial Co, Inc	4.750	08/15/17	4,731,705
7,000,000		GMAC, Inc	8.000	03/15/20	8,575,000
4,000,000		GMAC, Inc	7.500	09/15/20	4,830,000
7,000,000		GMAC, Inc	8.000	11/01/31	8,863,750
5,232,000		International Lease Finance Corp	8.625	09/15/15	5,879,460
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,798,687
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,577,960
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,520,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,293,000
14,000,000		International Lease Finance Corp	5.875	08/15/22	14,828,968

		TOTAL DIVERSIFIED FINANCIALS			99,076,746

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 11.8%
$1,000,000		Arch Coal, Inc	8.750%	08/01/16	$1,040,000
5,000,000		Arch Coal, Inc	7.000	06/15/19	4,650,000
2,150,000	g	Ashland, Inc	4.750	08/15/22	2,236,000
3,855,000		Bill Barrett Corp	7.625	10/01/19	4,067,025
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,797,500
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	7,770,000
8,721,000		Cimarex Energy Co	5.875	05/01/22	9,549,495
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,494,000
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,097,500
11,450,000		Concho Resources, Inc	5.500	04/01/23	11,993,875
3,090,000		Consol Energy Inc	8.000	04/01/17	3,344,925
1,500,000		Consol Energy Inc	8.250	04/01/20	1,623,750
1,820,000		Continental Resources, Inc	7.125	04/01/21	2,056,600
5,195,000		Continental Resources, Inc	5.000	09/15/22	5,597,613
5,840,000	g	Crosstex Energy LP	7.125	06/01/22	6,088,200
6,800,000		Crosstex Energy, Inc	8.875	02/15/18	7,344,000
7,700,000	g	Drill Rigs Holdings, Inc	6.500	10/01/17	7,661,500
923,000		EP Energy LLC	6.875	05/01/19	1,001,455
9,250,000		EP Energy LLC	9.375	05/01/20	10,429,375
3,780,000		EP Energy LLC	7.750	09/01/22	4,006,800
13,300,000	g	Halcon Resources Corp	8.875	05/15/21	14,098,000
6,750,000	g	Linn Energy LLC	6.500	05/15/19	6,817,500
2,000,000	g	Linn Energy LLC	6.250	11/01/19	2,010,000
875,000		Linn Energy LLC	8.625	04/15/20	953,750
1,000,000		Linn Energy LLC	7.750	02/01/21	1,065,000
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,790,400
4,500,000		MarkWest Energy Partners LP	6.250	06/15/22	4,905,000
2,800,000		Newfield Exploration Co	6.875	02/01/20	2,996,000
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,300,000
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,072,500
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,889,375
4,500,000		Plains Exploration & Production Co	7.625	04/01/20	5,017,500
16,475,000		Plains Exploration & Production Co	6.500	11/15/20	18,246,063
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,838,225
4,841,000		Precision Drilling Trust	6.625	11/15/20	5,204,075
1,000,000		Range Resources Corp	6.750	08/01/20	1,085,000
6,000,000		Range Resources Corp	5.000	08/15/22	6,270,000
2,490,000		Regency Energy Partners LP	6.875	12/01/18	2,714,100
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,913,000
1,925,000		Regency Energy Partners LP	5.500	04/15/23	2,054,937
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	2,190,000
5,175,000		SandRidge Energy, Inc	7.500	03/15/21	5,537,250
4,150,000		SandRidge Energy, Inc	7.500	02/15/23	4,440,500
8,850,000		SESI LLC	7.125	12/15/21	9,845,625
4,000,000		SM Energy Co	6.500	11/15/21	4,280,000
5,795,000		SM Energy Co	6.500	01/01/23	6,200,650
14,050,000		Tesoro Corp	5.375	10/01/22	14,963,250
4,250,000		WPX Energy, Inc	5.250	01/15/17	4,505,000
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,310,000

		TOTAL ENERGY			248,362,313

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.9%
$3,939,000		New Albertsons, Inc	7.450%	08/01/29	$2,205,840
3,730,000		New Albertsons, Inc	8.000	05/01/31	2,098,125
5,500,000		Rite Aid Corp	7.500	03/01/17	5,651,250
3,500,000		Rite Aid Corp	9.250	03/15/20	3,727,500
2,000,000		Rite Aid Corp	8.000	08/15/20	2,285,000
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,104,000

		TOTAL FOOD & STAPLES RETAILING			20,071,715

FOOD, BEVERAGE & TOBACCO - 1.7%
1,500,000		Constellation Brands, Inc	6.000	05/01/22	1,717,500
400,000		Constellation Brands, Inc	4.625	03/01/23	418,000
6,575,000		Del Monte Foods Co	7.625	02/15/19	6,854,438
11,885,000	g	Post Holdings, Inc	7.375	02/15/22	13,021,503
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,903,610
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	6,087,445
5,000,000	g	USJ Acucar e Alcool S.A.	9.875	11/09/19	5,325,000

		TOTAL FOOD, BEVERAGE & TOBACCO			35,327,496

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
1,644,000		Apria Healthcare Group, Inc	12.375	11/01/14	1,627,560
1,625,000		CHS/Community Health Systems	5.125	08/15/18	1,694,063
14,950,000		CHS/Community Health Systems	8.000	11/15/19	16,183,375
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,400,290
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,368,750
1,350,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	1,508,625
705,000		HCA Holdings, Inc	7.750	05/15/21	764,925
4,000,000		HCA, Inc	6.500	02/15/16	4,350,000
98,000		HCA, Inc	9.875	02/15/17	103,513
8,000,000		HCA, Inc	6.500	02/15/20	9,000,000
13,600,000		HCA, Inc	7.500	02/15/22	15,572,000
6,800,000		HCA, Inc	5.875	03/15/22	7,395,000
15,000,000		HCA, Inc	5.875	05/01/23	15,525,000
900,000		HCA, Inc	7.500	11/06/33	904,500
9,200,000	g	Kinetic Concepts, Inc	10.500	11/01/18	9,648,500
8,000,000	g	Kinetic Concepts, Inc	12.500	11/01/19	7,610,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,878,600
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,575,000

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			112,109,701

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
13,125,000	g	Reynolds Group Issuer, Inc	5.750	10/15/20	13,551,563
1,750,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	1,837,500
1,750,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	1,876,875
5,686,000		Spectrum Brands Holdings, Inc	9.500	06/15/18	6,453,610
3,000,000	g	Spectrum Brands, Inc	6.750	03/15/20	3,210,000

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			26,929,548

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INSURANCE - 0.9%
$1,975,000		American Financial Group, Inc	9.875%	06/15/19	$2,564,026
4,000,000	i	American International Group, Inc	8.175	05/15/58	5,210,000
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,081,250

		TOTAL INSURANCE			18,855,276

MATERIALS - 7.2%
4,750,000		ArcelorMittal	5.750	08/05/20	4,759,552
4,750,000		ArcelorMittal	6.000	03/01/21	4,736,382
1,800,000		ArcelorMittal	7.500	10/15/39	1,692,000
1,900,000		ArcelorMittal	7.250	03/01/41	1,762,250
480,000		Ball Corp	7.375	09/01/19	534,000
2,500,000		Ball Corp	5.000	03/15/22	2,675,000
5,375,000	g	Belden, Inc	5.500	09/01/22	5,522,813
12,375,000	g	CommScope, Inc	8.250	01/15/19	13,550,625
2,000,000		Crown Americas LLC	6.250	02/01/21	2,192,500
11,775,000	g	Eldorado Gold Corp	6.125	12/15/20	11,981,062
4,000,000		Graphic Packaging International, Inc	7.875	10/01/18	4,420,000
1,260,000		Greif, Inc	6.750	02/01/17	1,404,900
600,000		Greif, Inc	7.750	08/01/19	693,000
9,425,000		Hexion US Finance Corp	6.625	04/15/20	9,589,937
2,500,000		Lafarge S.A.	7.125	07/15/36	2,543,750
4,090,000	g	Longview Fibre Paper & Packaging, Inc	8.000	06/01/16	4,294,500
5,750,000		LyondellBasell Industries NV	5.000	04/15/19	6,353,750
3,700,000		LyondellBasell Industries NV	6.000	11/15/21	4,338,250
6,500,000		LyondellBasell Industries NV	5.750	04/15/24	7,637,500
7,200,000	g	MPM Escrow LLC	8.875	10/15/20	7,272,000
7,900,000		Rockwood Specialties Group, Inc	4.625	10/15/20	8,176,500
6,028,000	g	Sappi Papier Holding AG.	6.625	04/15/21	5,952,650
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,180,000
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,336,500
800,000	g	Steel Dynamics, Inc	6.125	08/15/19	848,000
1,250,000		Steel Dynamics, Inc	7.625	03/15/20	1,381,250
650,000	g	Steel Dynamics, Inc	6.375	08/15/22	689,000
11,140,000	g	Tronox Finance LLC	6.375	08/15/20	11,251,400
4,200,000		United States Steel Corp	7.500	03/15/22	4,420,500
4,290,000	g	USG Corp	7.875	03/30/20	4,772,625
6,750,000		Verso Paper Holdings LLC	11.750	01/15/19	7,087,500
5,600,000		Verso Paper Holdings LLC	8.750	02/01/19	2,128,000

		TOTAL MATERIALS			153,177,696

MEDIA - 8.4%
3,450,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	3,984,750
9,700,000		AMC Entertainment, Inc	8.750	06/01/19	10,742,750
6,600,000		CCO Holdings LLC	7.000	01/15/19	7,119,750
5,375,000		CCO Holdings LLC	8.125	04/30/20	6,020,000
5,450,000		CCO Holdings LLC	6.500	04/30/21	5,879,188
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,141,300
13,700,000		CCO Holdings LLC	5.125	02/15/23	13,665,750
4,733,000		Cinemark USA, Inc	8.625	06/15/19	5,241,797
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,105,000
9,445,000	g	Cinemark USA, Inc	5.125	12/15/22	9,563,062

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$940,000		Clear Channel Worldwide Holdings, Inc	7.625%	03/15/20	$937,650
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,208,325
5,430,000	g	Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	5,633,625
2,010,000	g	Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,065,275
5,500,000	g	CSC Holdings LLC	6.750	11/15/21	6,098,125
10,200,000		DISH DBS Corp	4.625	07/15/17	10,633,500
8,000,000		DISH DBS Corp	6.750	06/01/21	9,120,000
12,000,000		DISH DBS Corp	5.875	07/15/22	12,900,000
5,000,000	g	DISH DBS Corp	5.000	03/15/23	5,000,000
8,875,000		Lamar Media Corp	5.875	02/01/22	9,629,375
8,000,000	g	Lamar Media Corp	5.000	05/01/23	8,220,000
8,000,000	g	Nielsen Finance LLC	4.500	10/01/20	7,960,000
2,000,000		Regal Entertainment Group	9.125	08/15/18	2,230,000
8,638,000	g	Starz LLC	5.000	09/15/19	8,853,950
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,200,000
3,600,000	g	Unitymedia Hessen GmbH & Co KG	5.500	01/15/23	3,717,000
2,700,000	g	WideOpenWest Finance LLC	10.250	07/15/19	2,868,750

		TOTAL MEDIA			176,738,922

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
7,933,000		Endo Health Solutions, Inc	7.250	01/15/22	8,508,143
7,768,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	8,282,630
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,332,812
8,000,000	g	Valeant Pharmaceuticals International	7.250	07/15/22	8,740,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			26,863,585

REAL ESTATE - 0.7%
5,500,000		Host Hotels & Resorts LP	5.875	06/15/19	5,995,000
2,000,000		Host Hotels & Resorts LP	6.000	10/01/21	2,295,000
2,275,000		Host Hotels & Resorts LP	4.750	03/01/23	2,411,500
2,800,000		Weyerhaeuser Co	7.375	03/15/32	3,528,210

		TOTAL REAL ESTATE			14,229,710

RETAILING - 4.6%
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,450,000
2,000,000		AmeriGas Partners LP	6.250	08/20/19	2,140,000
5,000,000		Asbury Automotive Group, Inc	8.375	11/15/20	5,550,000
2,000,000		AutoNation, Inc	6.750	04/15/18	2,260,000
4,166,000		AutoNation, Inc	5.500	02/01/20	4,473,242
6,080,000	g	Continental Rubber Of America Corp	4.500	09/15/19	6,222,236
2,180,000		Ferrellgas LP	6.500	05/01/21	2,158,200
10,838,000		Ferrellgas Partners LP	8.625	06/15/20	10,838,000
5,650,000	g	HDTFS, Inc	5.875	10/15/20	5,904,250
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,106,062
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,250,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,156,250
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,145,000
4,055,000		Limited Brands, Inc	5.625	02/15/22	4,409,813
8,000,000	g,o	New Academy Finance Co LLC	8.000	06/15/18	8,100,000
11,759,000	g	Penske Automotive Group, Inc	5.750	10/01/22	12,111,770
4,600,000	g	QVC, Inc	7.500	10/01/19	5,075,267
1,525,000	g	QVC, Inc	5.125	07/02/22	1,598,484

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000		Sally Holdings LLC	6.875%	11/15/19	$5,525,000
3,460,000		Sally Holdings LLC	5.750	06/01/22	3,754,100
5,000,000	g	Sonic Automotive, Inc	7.000	07/15/22	5,475,000

		TOTAL RETAILING			96,702,674

SOFTWARE & SERVICES - 4.0%
7,429,000		Fidelity National Information Services, Inc	5.000	03/15/22	7,967,603
800,000	g	First Data Corp	7.375	06/15/19	828,000
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,808,000
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,095,000
7,000,000		Infor US, Inc	9.375	04/01/19	7,857,500
9,225,000	g	NCR Corp	4.625	02/15/21	9,225,000
1,625,000	g	NCR Corp	5.000	07/15/22	1,651,406
8,600,000	g	Sophia LP	9.750	01/15/19	9,266,500
21,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	22,472,000
4,500,000		SunGard Data Systems, Inc	4.500	12/14/19	4,533,750
5,000,000		SunGard Data Systems, Inc	7.375	11/15/18	5,356,250
5,580,000	g	SunGard Data Systems, Inc	6.625	11/01/19	5,705,550
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,185,000

		TOTAL SOFTWARE & SERVICES			84,951,559

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
3,880,000		Brocade Communications Systems, Inc	6.625	01/15/18	4,006,100
2,500,000		Scientific Games Corp	8.125	09/15/18	2,750,000
5,611,000		Scientific Games Corp	9.250	06/15/19	6,242,237

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			12,998,337

TELECOMMUNICATION SERVICES - 7.0%
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,629,994
5,000,000		CenturyTel, Inc	7.600	09/15/39	5,190,010
1,300,000		Citizens Communications Co	7.125	03/15/19	1,413,750
2,750,000		Citizens Communications Co	9.000	08/15/31	3,025,000
3,505,000	g	Crown Castle International Corp	5.250	01/15/23	3,750,350
2,000,000		Frontier Communications Corp	7.125	01/15/23	2,120,000
11,750,000		Intelsat Bermuda Ltd	11.250	02/04/17	12,425,625
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,225,000
5,000,000		Intelsat Jackson Holdings S.A.	8.500	11/01/19	5,600,000
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,525,000
5,000,000		Qwest Corp	6.750	12/01/21	5,859,835
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,599,160
9,807,000		Sprint Capital Corp	6.875	11/15/28	10,199,280
6,800,000		Sprint Capital Corp	8.750	03/15/32	8,313,000
6,650,000		Sprint Nextel Corp	6.000	12/01/16	7,231,875
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,557,500
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,632,813
16,375,000		Sprint Nextel Corp	6.000	11/15/22	16,825,313
4,500,000		Virgin Media Finance plc	4.875	02/15/22	4,601,250
3,500,000		Virgin Media Finance plc	5.250	02/15/22	3,710,000
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,880,625
12,000,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	12,150,000
2,500,000		Windstream Corp	7.875	11/01/17	2,812,500
2,105,000		Windstream Corp	8.125	09/01/18	2,299,712
2,000,000		Windstream Corp	7.500	04/01/23	2,105,000

		TOTAL TELECOMMUNICATION SERVICES			148,682,592

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 2.2%
$4,000,000	g	Bombardier, Inc	7.500%	03/15/18	$4,455,000
4,000,000	g	Bombardier, Inc	7.750	03/15/20	4,540,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,701,750
5,840,000	g	Gulfmark Offshore, Inc	6.375	03/15/22	6,015,200
2,250,000		Hertz Corp	7.500	10/15/18	2,486,250
6,000,000		Hertz Corp	6.750	04/15/19	6,547,500
2,700,000	g	Hertz Corp	6.750	04/15/19	2,946,375
2,000,000		Hertz Corp	7.375	01/15/21	2,200,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	8,775,375
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,672,022
3,000,000		Royal Caribbean Cruises Ltd	5.250	11/15/22	3,172,500

		TOTAL TRANSPORTATION			45,511,972

UTILITIES - 5.4%
5,600,000		AES Corp	8.000	10/15/17	6,468,000
6,395,000		AES Corp	7.375	07/01/21	7,098,450
1,800,000	g	Calpine Corp	7.875	07/31/20	2,020,500
5,400,000	g	Calpine Corp	7.500	02/15/21	5,967,000
7,681,000	g	Calpine Corp	7.875	01/15/23	8,679,530
5,435,000		El Paso Corp	7.750	01/15/32	6,386,087
6,120,000	g	Inergy Midstream LP	6.000	12/15/20	6,318,900
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,220,000
3,000,000		NRG Energy, Inc	7.625	05/15/19	3,210,000
5,000,000		NRG Energy, Inc	8.500	06/15/19	5,500,000
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,360,000
9,320,000		NRG Energy, Inc	7.875	05/15/21	10,345,200
6,750,000	g	NRG Energy, Inc	6.625	03/15/23	7,222,500
5,600,000		Puget Energy, Inc	5.625	07/15/22	6,031,642
1,765,000		QEP Resources, Inc	5.375	10/01/22	1,892,962
5,000,000		QEP Resources, Inc	5.250	05/01/23	5,350,000
2,335,000		Questar Market Resources, Inc	6.875	03/01/21	2,691,087
12,070,000		Sabine Pass LNG LP	7.500	11/30/16	13,307,175
7,445,000	g	Sabine Pass LNG LP	6.500	11/01/20	7,575,288
1,055,000		Suburban Propane Partners LP	7.500	10/01/18	1,136,763
1,900,000		Suburban Propane Partners LP	7.375	08/01/21	2,066,250

		TOTAL UTILITIES			114,847,334

		TOTAL CORPORATE BONDS			1,799,078,503

		(Cost $1,704,865,300)

		TOTAL BONDS			1,799,078,503

		(Cost $1,704,865,300)

TIAA-CREF FUNDS - High-Yield Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.4%

BANKS - 0.2%
180,000	Regions Financial Corp	6.375%	12/30/49	$4,447,800

	TOTAL BANKS			4,447,800

DIVERSIFIED FINANCIALS - 0.2%
122,440	GMAC Capital Trust I	8.125	02/15/40	3,263,026

	TOTAL DIVERSIFIED FINANCIALS			3,263,026

	TOTAL PREFERRED STOCKS			7,710,826

	(Cost $7,561,000)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 3.0%

TREASURY DEBT - 3.0%
$30,000,000	United States Treasury Bill	0.020	01/03/13	29,999,967
19,900,000	United States Treasury Bill	0.014	01/17/13	19,899,867
15,000,000	United States Treasury Bill	0.030	01/24/13	14,999,713

	TOTAL TREASURY DEBT			64,899,547

	TOTAL SHORT-TERM INVESTMENTS			64,899,547

	(Cost $64,899,547)

	TOTAL INVESTMENTS - 99.8%			2,110,977,890
	(Cost $2,014,038,921)
	OTHER ASSETS & LIABILITIES, NET - 0.2%			3,553,519

	NET ASSETS - 100.0%			$2,114,531,409

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities amounted to $598,462,665 or 28.3% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.7%

GOVERNMENT BONDS - 98.7%

U.S. TREASURY SECURITIES - 98.7%
$8,000,000		United States Treasury Bond	2.750%	08/15/42	$7,725,000
3,200,000		United States Treasury Bond	2.750	11/15/42	3,083,002
60,738,917	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	62,679,708
35,746,126	k	United States Treasury Inflation Indexed Bonds	1.250	04/15/14	36,852,040
57,136,274	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	60,292,138
53,997,961	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	57,368,622
58,377,720	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	60,913,532
42,061,394	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	45,856,762
43,740,089	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	48,496,824
88,966,166	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	93,678,615
41,627,999	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	47,839,687
38,229,227	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	44,432,530
67,217,040	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	71,979,972
33,659,645	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	40,333,713
32,648,099	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	37,864,155
31,458,293	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	36,619,404
31,672,622	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	38,455,029
34,571,420	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	42,077,186
40,915,338	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	48,500,673
63,209,699	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	74,982,506
69,877,353	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	82,073,118
68,694,989	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	78,086,899
67,466,244	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	73,264,158
76,448,400	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	82,988,331
59,339,062	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	80,047,445
39,691,246	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	52,051,339
33,847,151	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	46,666,760
34,257,978	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	44,345,343
38,706,933	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	61,356,527
34,681,828	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	49,464,957
42,196,415	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	69,940,557
12,678,930	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	20,897,451
19,802,466	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	29,057,029
37,780,682	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	55,788,504
39,617,964	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	43,390,941

		TOTAL U.S. TREASURY SECURITIES			1,829,450,457

		TOTAL GOVERNMENT BONDS			1,829,450,457

		(Cost $1,621,155,895)

		TOTAL BONDS			1,829,450,457

		(Cost $1,621,155,895)

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.3%
TREASURY DEBT - 0.3%
$5,000,000	United States Treasury Bill	0.030%	01/24/13	$4,999,904

	TOTAL TREASURY DEBT			4,999,904

	TOTAL SHORT-TERM INVESTMENTS			4,999,904

	(Cost $4,999,904)

	TOTAL INVESTMENTS - 99.0%			1,834,450,361
	(Cost $1,626,155,799)
	OTHER ASSETS & LIABILITIES, NET - 1.0%			19,454,705

	NET ASSETS - 100.0%			$1,853,905,066

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.8%

CAPITAL GOODS - 0.0%
$490,000	i	TransDigm, Inc	4.000%	02/14/17	$492,283

		TOTAL CAPITAL GOODS			492,283

CONSUMER SERVICES - 0.1%
1,470,654	i	Ameristar Casinos, Inc	4.000	04/14/18	1,478,801

		TOTAL CONSUMER SERVICES			1,478,801

DIVERSIFIED FINANCIALS - 0.2%
1,943,947	i	TransUnion LLC	5.500	02/10/18	1,969,860

		TOTAL DIVERSIFIED FINANCIALS			1,969,860

FOOD, BEVERAGE & TOBACCO - 0.2%
1,917,519	i	Del Monte Foods Co	4.500	03/08/18	1,918,727

		TOTAL FOOD, BEVERAGE & TOBACCO			1,918,727

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,793,579	i	Fresenius US Finance I, Inc, Term Loan D1	3.500	09/10/14	1,792,091
644,882	i	Fresenius US Finance I, Inc, Term Loan D2	3.500	09/10/14	644,347

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,436,438

		TOTAL BANK LOAN OBLIGATIONS			8,296,109

		(Cost $8,254,099)

BONDS - 90.3%

CORPORATE BONDS - 39.0%

BANKS - 9.7%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,075,216
350,000	g	Akbank TAS	3.875	10/24/17	359,912
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,362,600
500,000	g,i	Banco Bradesco S.A.	2.410	05/16/14	503,681
260,000	g	Banco de Bogota S.A.	5.000	01/15/17	280,150
500,000	g	Banco de Credito del Peru	4.750	03/16/16	527,500
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	506,964
6,000,000	g	Banco del Estado de Chile	2.000	11/09/17	5,990,010
785,000		Banco do Brasil S.A.	3.875	01/23/17	820,325
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	791,704
1,250,000	g	Bank of Montreal	2.625	01/25/16	1,325,125
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	5,039,520
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,012,993
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,040,274
1,000,000		BB&T Corp	3.200	03/15/16	1,064,346

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Caixa Economica Federal	2.375%	11/06/17	$1,985,000
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,015,228
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	840,640
750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	798,000
1,000,000		Citigroup, Inc	2.250	08/07/15	1,024,128
997,000		Citigroup, Inc	6.000	12/13/13	1,044,719
4,565,000		Citigroup, Inc	5.000	09/15/14	4,802,782
3,350,000		Citigroup, Inc	4.450	01/10/17	3,711,130
250,000		Deutsche Bank AG	3.875	08/18/14	262,422
1,000,000	g	HSBC Bank plc	1.625	08/12/13	1,007,000
825,000	g	HSBC Bank plc	3.100	05/24/16	872,248
900,000		HSBC USA, Inc	2.375	02/13/15	925,763
2,500,000		HSBC USA, Inc	1.625	01/16/18	2,502,270
1,550,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	1,548,844
618,000	g	ICICI Bank Ltd	5.500	03/25/15	653,340
500,000	g	ICICI Bank Ltd	4.750	11/25/16	524,113
1,000,000		Inter-American Development Bank	1.125	03/15/17	1,017,383
2,000,000		JPMorgan Chase & Co	1.100	10/15/15	1,999,938
2,297,000		JPMorgan Chase & Co	3.150	07/05/16	2,433,557
2,975,000		JPMorgan Chase & Co	2.000	08/15/17	3,038,951
2,075,000	g	Mizuho Corporate Bank Ltd	1.550	10/17/17	2,077,081
500,000	g	National Australia Bank Ltd	2.500	01/08/13	500,125
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,584,750
7,500,000	g	NIBC Bank NV	2.800	12/02/14	7,786,913
4,280,000	g	State Bank of India	4.125	08/01/17	4,407,544
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,006,553
10,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	10,313,000
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	509,250
500,000		Union Bank NA	2.125	06/16/17	514,151
1,000,000		US Bancorp	1.125	10/30/13	1,006,475
1,000,000		US Bancorp	3.125	04/01/15	1,053,879
500,000		US Bancorp	1.650	05/15/17	509,450
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,034,458
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,618,552
1,000,000		Wells Fargo & Co	1.500	01/16/18	1,001,640
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,009,636
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,056,168
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,324,000

		TOTAL BANKS			109,021,401

CAPITAL GOODS - 0.9%
2,500,000		Caterpillar Financial Services Corp	1.550	12/20/13	2,526,565
1,000,000		Caterpillar Financial Services Corp	0.700	11/06/15	997,446
2,125,000		Caterpillar Financial Services Corp	1.250	11/06/17	2,123,400
475,000		Caterpillar, Inc	1.500	06/26/17	481,073
1,000,000		Lockheed Martin Corp	2.125	09/15/16	1,036,097
925,000	g	Pentair Finance S.A.	1.350	12/01/15	924,181
775,000	g	Turlock Corp	1.500	11/02/17	776,583
575,000		United Technologies Corp	1.200	06/01/15	583,232
500,000		United Technologies Corp	1.800	06/01/17	514,679

		TOTAL CAPITAL GOODS			9,963,256

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
$650,000	g	ADT Corp	2.250%	07/15/17	$644,838
725,000		eBay, Inc	0.700	07/15/15	727,714
1,100,000		eBay, Inc	1.350	07/15/17	1,112,810
1,000,000		Johnson Controls, Inc	1.750	03/01/14	1,013,505
1,000,000		Thomson Corp	5.250	08/15/13	1,024,142
1,000,000		Waste Management, Inc	2.600	09/01/16	1,047,569

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,570,578

CONSUMER DURABLES & APPAREL - 0.1%
475,000	g	Grupo Aval Ltd	5.250	02/01/17	508,250
500,000		Hanesbrands, Inc	6.375	12/15/20	550,000

		TOTAL CONSUMER DURABLES & APPAREL			1,058,250

CONSUMER SERVICES - 0.8%
1,000,000		GlaxoSmithKline Capital plc	1.500	05/08/17	1,014,539
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,042,395
890,000	g	Transnet Ltd	4.500	02/10/16	946,204
1,000,000		Walt Disney Co	0.450	12/01/15	995,074
3,500,000		Walt Disney Co	1.125	02/15/17	3,502,660
1,000,000		Walt Disney Co	1.100	12/01/17	1,002,098

		TOTAL CONSUMER SERVICES			8,502,970

DIVERSIFIED FINANCIALS - 9.3%
550,000		American Express Centurion Bank	0.875	11/13/15	549,596
500,000		American Express Centurion Bank	6.000	09/13/17	604,491
1,000,000		American Express Credit Corp	5.875	05/02/13	1,018,056
1,150,000		American Express Credit Corp	1.750	06/12/15	1,174,086
1,000,000		American Express Credit Corp	2.800	09/19/16	1,058,045
1,000,000	g	American Honda Finance Corp	4.625	04/02/13	1,010,393
1,000,000		Bank of America Corp	4.750	08/15/13	1,017,500
1,800,000		Bank of America Corp	1.500	10/09/15	1,809,203
2,675,000		Bank of America Corp	3.750	07/12/16	2,859,380
4,500,000		Bank of America Corp	3.875	03/22/17	4,880,345
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,010,737
1,100,000		Bank of New York Mellon Corp	2.300	07/28/16	1,149,779
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	154,694
3,000,000	g	Barclays Bank plc	2.250	05/10/17	3,094,953
750,000		Berkshire Hathaway, Inc	1.900	01/31/17	775,292
500,000		BlackRock, Inc	3.500	12/10/14	528,058
825,000		BlackRock, Inc	1.375	06/01/15	837,872
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,206,400
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,308,438
1,000,000		Capital One Financial Corp	1.000	11/06/15	996,622
1,000,000		Capital One Financial Corp	3.150	07/15/16	1,061,686
750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	805,714
130,000		Credit Suisse	5.000	05/15/13	132,140
500,000		Credit Suisse	5.500	05/01/14	531,997
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,037,210
7,500,000		FMS Wertmanagement AoeR	1.000	11/21/17	7,490,250
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,794,412
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,339,131

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$825,000		Ford Motor Credit Co LLC	6.625%	08/15/17	$963,984
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,000,283
1,250,000		General Electric Capital Corp	1.875	09/16/13	1,262,328
500,000		General Electric Capital Corp	3.750	11/14/14	527,229
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,049,782
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,073,762
2,500,000		General Electric Capital Corp	1.600	11/20/17	2,501,623
275,000	i	Goldman Sachs Capital II	4.000	06/01/43	214,797
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,433,103
3,015,000		Goldman Sachs Group, Inc	3.625	02/07/16	3,191,447
500,000		HSBC Finance Corp	4.750	07/15/13	510,435
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	168,859
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	215,083
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,056,010
150,000	g	International Lease Finance Corp	6.500	09/01/14	160,125
300,000		International Lease Finance Corp	5.750	05/15/16	316,227
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,032,500
1,500,000		John Deere Capital Corp	0.875	04/17/15	1,506,596
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,034,721
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,009,559
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	301,302
1,500,000		Morgan Stanley	2.875	01/24/14	1,525,206
3,000,000		Morgan Stanley	4.750	03/22/17	3,272,883
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,007,407
2,000,000	g	NongHyup Bank	2.250	09/19/17	1,998,546
275,000		Northern Trust Corp	4.625	05/01/14	289,799
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	519,060
9,000,000		Royal Bank of Canada	1.200	09/19/17	9,021,600
225,000		State Street Corp	4.300	05/30/14	237,143
1,000,000		Toyota Motor Credit Corp	1.000	02/17/15	1,006,708
500,000		Toyota Motor Credit Corp	2.050	01/12/17	517,129
1,000,000		UBS AG.	2.250	08/12/13	1,009,566
5,000,000	g	UBS AG.	1.875	01/23/15	5,121,650
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,059,131
1,000,000	g	Volkswagen International Finance NV	1.625	08/12/13	1,007,060

		TOTAL DIVERSIFIED FINANCIALS			104,359,123

ENERGY - 2.4%
250,000		Apache Corp	1.750	04/15/17	256,716
1,000,000		BP Capital Markets plc	5.250	11/07/13	1,040,607
530,000		BP Capital Markets plc	3.200	03/11/16	565,363
2,000,000		BP Capital Markets plc	1.846	05/05/17	2,044,548
2,000,000		Chevron Corp	1.104	12/05/17	2,013,964
350,000		ConocoPhillips	4.600	01/15/15	378,244
500,000		Devon Energy Corp	5.625	01/15/14	526,050
625,000		Devon Energy Corp	1.875	05/15/17	637,142
378,150		Dolphin Energy Ltd	5.888	06/15/19	426,364
390,000	g	Empresa Nacional del Petroleo	4.875	03/15/14	403,355
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,208,894
500,000	g	Gaz Capital S.A.	7.510	07/31/13	516,000
350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	375,812
500,000	g	KazMunaiGaz Finance Sub BV	8.375	07/02/13	516,250

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000	g	Korea National Oil Corp	3.125%	04/03/17	$786,827
350,000		Marathon Petroleum Corp	3.500	03/01/16	372,578
375,000		Noble Holding International Ltd	3.450	08/01/15	395,166
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,599,657
500,000	g	Novatek Finance Ltd	5.326	02/03/16	535,625
500,000		Occidental Petroleum Corp	2.500	02/01/16	525,227
975,000		Petrobras International Finance Co	3.875	01/27/16	1,028,628
925,000		Petrobras International Finance Co	3.500	02/06/17	970,091
750,000		Petrobras International Finance Co-Pifco	2.875	02/06/15	769,571
500,000		Petroleos Mexicanos	4.875	03/15/15	538,750
400,000	g	Phillips 66	1.950	03/05/15	408,134
2,400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	2,436,000
500,000		Shell International Finance BV	3.100	06/28/15	529,681
100,000		Statoil ASA	2.900	10/15/14	104,069
750,000		Statoil ASA	1.200	01/17/18	750,139
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,013,694
750,000		Total Capital International S.A.	1.500	02/17/17	755,813
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,150,592
475,000		Valero Energy Corp	4.500	02/01/15	508,072
250,000		XTO Energy, Inc	4.625	06/15/13	254,468

		TOTAL ENERGY			26,342,091

FOOD & STAPLES RETAILING - 0.2%
1,075,000		CVS Caremark Corp	3.250	05/18/15	1,139,685
488,000		CVS Caremark Corp	5.750	06/01/17	583,439
1,000,000		Kroger Co	5.000	04/15/13	1,012,772

		TOTAL FOOD & STAPLES RETAILING			2,735,896

FOOD, BEVERAGE & TOBACCO - 1.3%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	748,010
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	529,549
2,075,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,096,850
2,000,000		Coca-Cola Co	0.750	03/13/15	2,015,234
600,000		Coca-Cola Co	1.800	09/01/16	619,710
1,000,000		Coca-Cola Enterprises, Inc	1.125	11/12/13	1,004,478
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,235,000
500,000		Diageo Capital plc	1.500	05/11/17	507,070
135,000		General Mills, Inc	5.200	03/17/15	148,268
2,000,000		HJ Heinz Co	1.500	03/01/17	2,027,862
1,000,000		Kraft Foods, Inc	5.250	10/01/13	1,031,800
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,051,726
150,000		Philip Morris International, Inc	4.875	05/16/13	152,429
250,000		Philip Morris International, Inc	6.875	03/17/14	269,189

		TOTAL FOOD, BEVERAGE & TOBACCO			14,437,175

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
200,000		Becton Dickinson and Co	1.750	11/08/16	205,907
250,000		Boston Scientific Corp	4.500	01/15/15	265,736
500,000		Covidien International Finance S.A.	1.350	05/29/15	506,766
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,152,500
1,000,000		HCA, Inc	6.500	02/15/16	1,087,500
904,000		McKesson Corp	3.250	03/01/16	969,000

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Medco Health Solutions, Inc	2.750%	09/15/15	$1,042,380
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,014,059
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	257,885

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,501,733

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,062,714
375,000		Ecolab, Inc	1.450	12/08/17	373,296

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,436,010

INSURANCE - 1.5%
750,000		Aetna, Inc	1.500	11/15/17	751,517
1,000,000		American International Group, Inc	3.650	01/15/14	1,026,745
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	737,371
7,010,004	g	Hospital for Special Surgery	3.500	01/01/23	7,745,143
2,000,000		MetLife, Inc	2.375	02/06/14	2,037,440
400,000		Principal Financial Group, Inc	1.850	11/15/17	402,116
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,058,039
250,000		United Health Group, Inc	4.875	02/15/13	251,252
550,000		UnitedHealth Group, Inc	0.850	10/15/15	551,799
425,000		UnitedHealth Group, Inc	1.400	10/15/17	425,665
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,599,928

		TOTAL INSURANCE			16,587,015

MATERIALS - 1.4%
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	200,593
2,000,000		Airgas, Inc	2.850	10/01/13	2,033,170
40,000		Airgas, Inc	4.500	09/15/14	42,213
1,665,000	g	Anglo American Capital plc	2.150	09/27/13	1,676,807
675,000		ArcelorMittal	4.250	08/05/15	681,800
250,000		ArcelorMittal	5.000	02/25/17	252,349
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,070,460
300,000		Corning, Inc	1.450	11/15/17	301,180
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,052,620
5,000,000		Praxair, Inc	1.050	11/07/17	5,000,930
1,000,000		Precision Castparts Corp	1.250	01/15/18	1,001,651
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	518,714
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,746,155

		TOTAL MATERIALS			15,578,642

MEDIA - 1.4%
375,000		CBS Corp	1.950	07/01/17	382,045
600,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	609,461
2,000,000		DIRECTV Holdings LLC	2.400	03/15/17	2,048,634
1,010,000		DISH DBS Corp	4.625	07/15/17	1,052,925
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,075,000
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,165,000
1,000,000		Lamar Media Corp	9.750	04/01/14	1,095,000
1,000,000		NBCUniversal Media LLC	3.650	04/30/15	1,063,815
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,386,590
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,083,554
250,000		Time Warner, Inc	3.150	07/15/15	264,374

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Viacom, Inc	1.250%	02/27/15	$1,009,763
1,000,000		Viacom, Inc	3.500	04/01/17	1,079,103

		TOTAL MEDIA			15,315,264

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
1,500,000	g	AbbVie, Inc	1.200	11/06/15	1,510,022
1,200,000	g	AbbVie, Inc	1.750	11/06/17	1,213,052
600,000	g	Aristotle Holding, Inc	2.100	02/12/15	611,193
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,016,785
600,000		Johnson & Johnson	2.150	05/15/16	626,932
120,000		Life Technologies Corp	3.500	01/15/16	126,301
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,044,871
1,000,000	g	Mylan, Inc	7.625	07/15/17	1,123,869
2,000,000	g	Mylan, Inc	6.000	11/15/18	2,208,888
180,000		Novartis Capital Corp	4.125	02/10/14	187,205
500,000		Novartis Capital Corp	2.900	04/24/15	525,629
500,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	506,574

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			10,701,321

REAL ESTATE - 0.1%
75,000		AMB Property LP	7.625	08/15/14	82,044
100,000		Ventas Realty LP	3.125	11/30/15	105,423
525,000		Ventas Realty LP	2.000	02/15/18	525,339

		TOTAL REAL ESTATE			712,806

RETAILING - 0.9%
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,100,000
1,000,000		Macy’s Retail Holdings, Inc	5.875	01/15/13	1,001,553
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,372,142
298,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	350,154
1,000,000	g	QVC, Inc	7.500	10/01/19	1,103,319
2,300,000		Target Corp	1.125	07/18/14	2,322,368
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,029,168

		TOTAL RETAILING			10,278,704

SOFTWARE & SERVICES - 2.0%
675,000		Baidu, Inc	2.250	11/28/17	679,185
1,000,000		International Business Machines Corp	0.550	02/06/15	1,000,186
5,000,000		International Business Machines Corp	0.750	05/11/15	5,030,285
1,610,000		International Business Machines Corp	1.950	07/22/16	1,673,226
1,075,000		International Business Machines Corp	1.250	02/06/17	1,086,351
5,000,000		Microsoft Corp	0.875	09/27/13	5,021,740
650,000		Microsoft Corp	1.625	09/25/15	668,873
4,775,000		Microsoft Corp	0.875	11/15/17	4,749,860
1,000,000		Oracle Corp	4.950	04/15/13	1,012,833
1,050,000		Oracle Corp	1.200	10/15/17	1,053,116
150,000		SunGard Data Systems, Inc	4.875	01/15/14	154,687

		TOTAL SOFTWARE & SERVICES			22,130,342

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
250,000		Amphenol Corp	4.750	11/15/14	266,377

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	g	CC Holdings GS V LLC	2.381%	12/15/17	$251,222
2,700,000		General Electric Co	0.850	10/09/15	2,709,518
100,000		Hewlett-Packard Co	2.350	03/15/15	100,445
1,500,000		Seagate Technology HDD Holdings	6.800	10/01/16	1,680,000
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,014,808
175,000		Xerox Corp	8.250	05/15/14	190,888
275,000		Xerox Corp	2.950	03/15/17	282,156

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,495,414

TELECOMMUNICATION SERVICES - 1.4%
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,039,383
1,000,000		AT&T, Inc	2.500	08/15/15	1,042,578
1,000,000		AT&T, Inc	2.950	05/15/16	1,058,722
425,000		AT&T, Inc	1.400	12/01/17	425,080
1,000,000		British Telecommunications plc	5.150	01/15/13	1,001,379
1,000,000		Cellco Partnership	7.375	11/15/13	1,056,967
1,000,000		France Telecom S.A.	2.125	09/16/15	1,028,539
375,000	g	SK Telecom Co Ltd	2.125	05/01/18	377,050
1,000,000	g	Sprint Nextel Corp	9.000	11/15/18	1,235,000
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,027,500
850,000		Telecom Italia Capital S.A.	6.175	06/18/14	895,900
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,040,500
190,000		Verizon Communications, Inc	5.250	04/15/13	192,601
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,000,753
500,000	g	Vimpelcom Holdings	6.255	03/01/17	535,000
250,000		Windstream Corp	8.125	08/01/13	259,375

		TOTAL TELECOMMUNICATION SERVICES			15,216,327

TRANSPORTATION - 0.8%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	358,492
1,600,000		CSX Corp	5.750	03/15/13	1,616,490
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,010,634
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,020,115
2,475,000		United Parcel Service, Inc	1.125	10/01/17	2,479,443

		TOTAL TRANSPORTATION			8,485,174

UTILITIES - 2.2%
500,000	g	Abu Dhabi National Energy Co	6.600	08/01/13	515,750
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	805,125
2,000,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	2,020,000
1,000,000		AES Corp	7.750	03/01/14	1,065,000
180,000		Alliant Energy Corp	4.000	10/15/14	189,680
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,157,534
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,086,842
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,013,106
2,000,000		Dominion Resources, Inc	1.400	09/15/17	2,000,350
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	522,364
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,979,570
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	594,000
1,000,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	1,068,999
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	208,840
500,000		Korea Midland Power Co Ltd	5.375	02/11/13	501,795

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Northeast Utilities	5.650%	06/01/13	$1,020,790
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,974,520
500,000		Pepco Holdings, Inc	2.700	10/01/15	517,558
500,000		PG&E Corp	5.750	04/01/14	529,928
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	538,250
2,000,000		Sempra Energy	2.300	04/01/17	2,076,758
250,000		Veolia Environnement	5.250	06/03/13	253,877
450,000		Williams Partners LP	3.800	02/15/15	475,824

		TOTAL UTILITIES			24,116,460

		TOTAL CORPORATE BONDS			435,545,952

		(Cost $425,251,997)

GOVERNMENT BONDS - 33.3%

AGENCY SECURITIES - 8.9%
1,000,000		Federal Farm Credit Bank (FFCB)	1.375	06/25/13	1,006,301
3,000,000		Federal Home Loan Bank (FHLB)	1.875	06/21/13	3,024,567
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750	03/28/13	5,007,520
20,000,000		FHLMC	1.000	09/27/17	20,064,780
2,000,000		Federal National Mortgage Association (FNMA)	3.625	02/12/13	2,007,738
6,500,000		FNMA	1.250	08/20/13	6,542,757
1,000,000		FNMA	2.500	05/15/14	1,030,995
25,000,000		FNMA	1.125	06/27/14	25,332,450
2,000,000		FNMA	3.000	09/16/14	2,094,916
20,000,000		FNMA	0.500	07/02/15	20,069,640
2,000,000		Private Export Funding Corp (PEFCO)	3.550	04/15/13	2,019,616
10,000,000		PEFCO	1.375	02/15/17	10,281,250

		TOTAL AGENCY SECURITIES			98,482,530

FOREIGN GOVERNMENT BONDS - 5.3%
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,138,175
3,014,000		Eksportfinans ASA	2.000	09/15/15	2,884,898
300,000		Export-Import Bank of Korea	8.125	01/21/14	321,935
225,000		Export-Import Bank of Korea	4.125	09/09/15	242,008
1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,752,908
500,000		Export-Import Bank of Korea	3.750	10/20/16	537,222
8,000,000		Hydro Quebec	1.375	06/19/17	8,107,200
1,250,000		Hydro-Quebec	7.500	04/01/16	1,512,000
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,050,658
370,000	g	Indonesia Government International Bond	6.875	03/09/17	441,688
3,000,000	g	Kommunalbanken AS.	1.000	02/09/15	3,030,900
2,870,000	g	Kommunalbanken AS.	1.375	06/08/17	2,924,085
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	434,590
400,000	g	Lithuania Government International Bond	5.125	09/14/17	451,000
4,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	4,145,760
420,000		Poland Government International Bond	3.875	07/16/15	450,450
6,200,000	g	Province of Alberta Canada	1.000	06/21/17	6,261,380
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,173,100
3,000,000		Province of British Columbia Canada	1.200	04/25/17	3,053,871
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,232,083
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,092,200

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		Province of Nova Scotia Canada	8.875%	03/15/16	$1,858,917
700,000		Province of Ontario Canada	2.950	02/05/15	735,733
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,368,630
791,000	g	Qatar Government International Bond	4.000	01/20/15	832,527
1,000,000	g	Qatar Government International Bond	3.125	01/20/17	1,053,500
550,000		Republic of Italy	4.500	01/21/15	574,866
500,000		Republic of Korea	5.750	04/16/14	530,592
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	739,550
1,600,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,700,000
500,000		South Africa Government International Bond	6.500	06/02/14	537,500
516,000		United Mexican States	5.875	02/17/14	541,800

		TOTAL FOREIGN GOVERNMENT BONDS			58,711,726

MORTGAGE BACKED - 1.9%
4,238,920		Federal Home Loan Mortgage Corp (FHLMC)	3.000	03/15/26	4,423,567
4,601,799		FHLMC	3.000	01/15/27	4,865,630
3,453,109		FHLMC	4.000	05/15/37	3,524,543
28,438		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	31,046
168,400		FGLMC	5.500	01/01/19	183,244
165,418		FGLMC	5.500	01/01/19	179,999
1,901		Federal National Mortgage Association (FNMA)	5.000	06/01/13	1,965
1,989,645		FNMA	4.000	10/25/24	2,072,850
2,001,244		FNMA	4.500	10/25/28	2,069,074
3,403,482		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,525,076

		TOTAL MORTGAGE BACKED			20,876,994

MUNICIPAL BONDS - 0.1%
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	539,110

		TOTAL MUNICIPAL BONDS			539,110

U.S. TREASURY SECURITIES - 17.1%
9,691,600	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	10,296,569
35,224,530	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	36,754,613
10,479,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	11,034,905
22,720,000		United States Treasury Note	1.125	06/15/13	22,822,944
7,395,000		United States Treasury Note	3.125	09/30/13	7,556,477
3,565,000		United States Treasury Note	0.125	12/31/13	3,562,772
29,700,000		United States Treasury Note	1.250	04/15/14	30,092,129
3,800,000		United States Treasury Note	0.250	06/30/14	3,801,486
1,635,000		United States Treasury Note	2.625	06/30/14	1,693,374
1,865,000		United States Treasury Note	2.375	10/31/14	1,936,832
6,680,000		United States Treasury Note	0.250	11/30/14	6,680,261
5,000,000	l	United States Treasury Note	0.250	09/15/15	4,989,060
17,138,000		United States Treasury Note	0.375	11/15/15	17,154,075
25,000,000		United States Treasury Note	0.250	12/15/15	24,925,775
200		United States Treasury Note	0.750	06/30/17	201
6,411,600		United States Treasury Note	0.625	11/30/17	6,390,064
170,000		United States Treasury Note	1.625	11/15/22	168,141

		TOTAL U.S. TREASURY SECURITIES			189,859,678

		TOTAL GOVERNMENT BONDS			368,470,038

		(Cost $365,110,214)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 18.0%

ASSET BACKED - 14.3%
$230,520	i	Aames Mortgage Trust	6.668%	06/25/32	$219,991
		Series - 2002 1 (Class A3)
260,781	i	Accredited Mortgage Loan Trust	0.450	09/25/35	255,989
		Series - 2005 3 (Class A1)
135,276	i	ACE Securities Corp	0.680	08/25/35	135,074
		Series - 2005 HE5 (Class M1)
3,000,000	g	AESOP Funding II	3.270	02/20/18	3,213,102
		Series - 2011 5A (Class A)
2,000,000		Ally Auto Receivables Trust	2.230	03/15/16	2,045,000
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,767,141
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,337,429
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,616,952
		Series - 2010 2 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,003,562
		Series - 2012 5 (Class A)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	2,023,942
		Series - 2010 3 (Class B)
2,000,000		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	2,034,640
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,081,306
		Series - 2011 5 (Class B)
4,250,000	m	AmeriCredit Automobile Receivables Trust	1.310	11/08/17	4,267,421
		Series - 2012 4 (Class B)
761,665	i	Ameriquest Mortgage Securities	0.530	05/25/35	753,155
		Series - 0 R3 (Class A3D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
166,667	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	167,489
		Series - 2009 2A (Class A)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	4,569,948
		Series - 2010 4A (Class A)
611,108	i	Bear Stearns Asset Backed Securities Trust	0.580	11/25/39	585,658
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,083,920
		Series - 2010 2A (Class A1)
4,965,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,221,631
		Series - 2011 2A (Class A1)
1,000,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	1,025,223
		Series - 2012 1A (Class A1)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,037,710
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	160,199
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust Series - 2012 2 (Class B)	1.730	02/15/18	5,999,968

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,872		Centex Home Equity	5.540%	01/25/32	$101,521
		Series - 2002 A (Class AF6)
621,323	i	Centex Home Equity	0.855	03/25/34	551,326
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	217,070
		Series - 2004 2 (Class 1M2)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,117,990
		Series - 2011 C (Class A4)
55,501	i	Countrywide Asset-Backed Certificates	5.683	10/25/46	55,474
		Series - 2006 15 (Class A2)
827,831	i	Credit-Based Asset Servicing and Securitization LLC	4.831	08/25/35	830,909
		Series - 2005 CB5 (Class AF2)
91,422	i	Credit-Based Asset Servicing and Securitization LLC	5.171	04/25/37	90,175
		Series - 2007 CB4 (Class A2A)
408,510	i	CSMC Trust 2006-CF1	0.520	11/25/35	404,559
		Series - 2006 CF1 (Class A1)
796,810		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	796,952
		Series - 2010 A (Class B)
1,977,500	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	2,222,265
		Series - 2012 1A (Class A2)
6,473,357		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	6,739,360
		Series - 2011 A (Class A1)
577,182	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	567,642
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,066,858
		Series - 2011 A (Class B)
975,000		Ford Credit Floorplan Master Owner Trust	2.860	09/15/15	977,090
		Series - 2011 2 (Class D)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,025,288
		Series - 2011 1 (Class B)
6,485,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	6,962,678
		Series - 2010 3 (Class A1)
5,050,000		Ford Credit Floorplan Master Owner Trust	1.920	01/15/19	5,185,310
		Series - 2012 2 (Class A)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,809,666
		Series - 2012 5 (Class A)
5,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	5,688,503
		Series - 2009 2A (Class A2)
522,712	i	HSI Asset Securitization Corp Trust	0.570	07/25/35	518,443
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,062,362
		Series - 2011 A (Class B)
432,879	i	Long Beach Mortgage Loan Trust	0.960	02/25/35	428,290
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,059,394
		Series - 2011 A (Class B)
337,303	g	Morgan Stanley Capital I	2.602	09/15/47	347,367
		Series - 2011 C1 (Class A1)
500,000	i	Renaissance Home Equity Loan Trust	5.586	11/25/36	276,623
		Series - 2006 3 (Class AF3)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,086,463
		Series - 2011 1A (Class A1)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Rental Car Finance Corp	4.380%	02/25/16	$2,096,164
		Series - 2011 1A (Class B1)
344,763	i	Residential Asset Mortgage Products, Inc	0.510	04/25/35	329,364
		Series - 2005 RZ1 (Class A3)
2,013,751		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	2,074,659
		Series - 2006 HI2 (Class A3)
725,750		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	748,676
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	497,467
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,070,900
		Series - 2012 2 (Class B)
3,220,000		Santander Drive Auto Receivables Trust	3.090	05/15/17	3,312,034
		Series - 2011 3 (Class C)
584,632	i	Saxon Asset Securities Trust	6.120	11/25/30	622,328
		Series - 2002 2 (Class AF6)
246,737	i	Securitized Asset Backed Receivables LLC	0.510	10/25/35	237,349
		Series - 2006 OP1 (Class A2C)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,321,664
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,720,531
		Series - 2012 A (Class A2)
416,020	i	Soundview Home Equity Loan Trust	0.510	11/25/35	402,941
		Series - 2005 OPT3 (Class A4)
597,306	i	Structured Asset Investment Loan Trust	1.270	11/25/34	575,398
		Series - 2004 10 (Class A9)
435,232	i	Structured Asset Investment Loan Trust	0.610	05/25/35	431,920
		Series - 2005 4 (Class M1)
532,899	i	Structured Asset Investment Loan Trust	0.490	12/25/35	529,223
		Series - 2005 10 (Class A5)
4,054,457	g,i	Structured Asset Securities Corp	0.360	07/25/36	3,834,985
		Series - 2006 EQ1A (Class A4)
80,808	i	Structured Asset Securities Corp	0.260	02/25/37	80,415
		Series - 2007 BC1 (Class A2)
6,536,549		UBS Barclays Commercial Mortgage	1.006	05/10/63	6,592,103
		Series - 2012 C2 (Class A1)
59,882	i	Wells Fargo Home Equity Trust	0.350	07/25/36	59,139
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,044,418
		Series - 2009 D (Class A)
4,000,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,072,456
		Series - 2011 A (Class A)

		TOTAL ASSET BACKED			158,450,163

OTHER MORTGAGE BACKED - 3.7%
99,210		Citicorp Mortgage Securities, Inc	5.750	11/25/36	99,926
		Series - 2006 6 (Class A2)
7,283		Citicorp Mortgage Securities, Inc	6.000	05/25/37	7,267
		Series - 2007 4 (Class 1A7)
5,000,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,152,685
		Series - 2012 GC8 (Class A2)

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000	g	Commercial Mortgage Pass Through Certificates	2.365%	02/10/29	$5,243,745
		Series - 2012 9W57 (Class A)
795,835		Countrywide Alternative Loan Trust	5.500	08/25/34	801,651
		Series - 2004 14T2 (Class A2)
161,173		Countrywide Home Loan Mortgage Pass Through Trust	4.500	09/25/35	161,276
		Series - 2005 J3 (Class 2A3)
5,000,000		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	5,676,590
		Series - 2006 C4 (Class A3)
60	i	Greenpoint Mortgage Funding Trust	0.310	09/25/46	60
		Series - 2006 AR4 (Class A1A)
34	i	Greenpoint Mortgage Funding Trust	0.290	10/25/46	34
		Series - 0 AR5 (Class A1A)
2,544,029		GS Mortgage Securities Corp II	1.282	01/10/45	2,573,443
		Series - 2012 GC6 (Class A1)
230,789		MASTER Asset Securitization Trust	5.000	05/25/35	231,040
		Series - 2005 1 (Class 2A5)
9,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	1.868	11/15/45	9,290,142
		Series - 2012 C6 (Class A2)
390,698	i	Opteum Mortgage Acceptance Corp	0.610	02/25/35	388,553
		Series - 2005 1 (Class A4)
349,065		Residential Accredit Loans, Inc	4.350	03/25/34	358,157
		Series - 2004 QS4 (Class A1)
1,900,000		RFMSI Trust	5.500	03/25/35	1,984,455
		Series - 2005 S2 (Class A6)
2,945,480	i	Sequoia Mortgage Trust	2.500	12/25/42	3,012,855
		Series - 2012 6 (Class A1)
779,534	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	788,721
		Series - 2012 1A (Class A)
455,919	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	469,643
		Series - 0 2A (Class A)
45,992		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	45,932
		Series - 2005 2 (Class 1A1)
4,844,356	m	WF-RBS Commercial Mortgage Trust	2.288	06/15/45	5,074,366
		Series - 2012 C7 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			41,360,541

		TOTAL STRUCTURED ASSETS			199,810,704

		(Cost $196,597,842)

		TOTAL BONDS			1,003,826,694

		(Cost $986,960,053)

SHORT-TERM INVESTMENTS - 8.1%

GOVERNMENT AGENCY DEBT - 1.0%
11,000,000	Federal Home Loan Bank (FHLB)	0.040	02/13/13	10,999,474

	TOTAL GOVERNMENT AGENCY DEBT			10,999,474

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 7.1%
$40,000,000	United States Treasury Bill	0.020%	01/03/13	$39,999,956
23,000,000	United States Treasury Bill	0.014	01/17/13	22,999,847
15,000,000	United States Treasury Bill	0.030	01/24/13	14,999,712

	TOTAL TREASURY DEBT			77,999,515

	TOTAL SHORT-TERM INVESTMENTS			88,998,989

	(Cost $88,998,989)

	TOTAL INVESTMENTS - 99.2%			1,101,121,792
	(Cost $1,084,213,141)
	OTHER ASSETS & LIABILITIES, NET - 0.8%			9,191,448

	NET ASSETS - 100.0%			$1,110,313,240

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities amounted to $245,970,588 or 22.2% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS
SOCIAL CHOICE BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 92.1%

CORPORATE BONDS - 38.3%

AUTOMOBILES & COMPONENTS - 0.5%
$250,000		Johnson Controls, Inc	2.600%	12/01/16	$260,445

		TOTAL AUTOMOBILES & COMPONENTS			260,445

BANKS - 3.7%
250,000		HSBC USA, Inc	1.625	01/16/18	250,227
250,000	g	Mizuho Corporate Bank Ltd	1.550	10/17/17	250,251
250,000	g	Mizuho Corporate Bank Ltd	2.950	10/17/22	246,931
250,000		Northern Trust Corp	2.375	08/02/22	247,013
250,000		People’s United Financial, Inc	3.650	12/06/22	251,300
250,000	i	State Street Bank and Trust Co	0.511	12/08/15	248,187
250,000		SVB Financial Group	5.375	09/15/20	280,562
250,000	i	US Bank NA	0.620	10/14/14	250,166

		TOTAL BANKS			2,024,637

CAPITAL GOODS - 3.2%
250,000		National Oilwell Varco, Inc	1.350	12/01/17	251,591
250,000	g	Pentair Finance S.A.	1.350	12/01/15	249,778
250,000	g	Schneider Electric S.A.	2.950	09/27/22	251,975
250,000	g	Turlock Corp	0.950	11/02/15	250,760
250,000	g	Turlock Corp	1.500	11/02/17	250,511
250,000	g	Turlock Corp	4.000	11/02/32	257,128
250,000	g	TYCO FLOW CONTROL FINANC	1.875	09/15/17	250,735

		TOTAL CAPITAL GOODS			1,762,478

DIVERSIFIED FINANCIALS - 7.0%
250,000	i	American Express Centurion Bank	0.760	11/13/15	249,647
250,000		Bank of New York Mellon Corp	1.300	01/25/18	249,190
250,000		Bank of Nova Scotia	0.750	10/09/15	248,630
250,000	i	Capital One Financial Corp	0.953	11/06/15	250,631
500,000		Capital One Financial Corp	3.150	07/15/16	530,843
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	256,009
250,000		Discover Financial Services	5.200	04/27/22	284,679
250,000		FMS Wertmanagement AoeR	1.000	11/21/17	249,675
400,000		Ford Motor Credit Co LLC	4.250	09/20/22	422,954
300,000	g	Harley-Davidson Financial Services, Inc	1.150	09/15/15	300,788
250,000		Invesco Finance plc	3.125	11/30/22	252,523
150,000		John Deere Capital Corp	1.700	01/15/20	148,464
250,000		Royal Bank of Canada	0.800	10/30/15	249,712
108,000		Unilever Capital Corp	0.850	08/02/17	106,912

		TOTAL DIVERSIFIED FINANCIALS			3,800,657

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

ENERGY - 3.3%
$250,000		Devon Energy Corp	1.875%	05/15/17	$254,857
250,000		EOG Resources, Inc	2.625	03/15/23	251,759
250,000		Marathon Oil Corp	0.900	11/01/15	250,202
250,000		Marathon Oil Corp	2.800	11/01/22	251,549
500,000		Statoil ASA	1.200	01/17/18	500,092
250,000		Statoil ASA	2.450	01/17/23	249,414

		TOTAL ENERGY			1,757,873

FOOD, BEVERAGE & TOBACCO - 0.5%
250,000		Dr Pepper Snapple Group, Inc	3.200	11/15/21	258,851

		TOTAL FOOD, BEVERAGE & TOBACCO			258,851

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
250,000		Colgate-Palmolive Co	1.950	02/01/23	243,137
250,000		Ecolab, Inc	1.450	12/08/17	248,864

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			492,001

INSURANCE - 2.3%
250,000		Aetna, Inc	1.500	11/15/17	250,505
250,000		Principal Financial Group, Inc	1.850	11/15/17	251,323
250,000		Prudential Financial, Inc	3.000	05/12/16	263,953
250,000	i	Prudential Financial, Inc	5.625	06/15/43	259,075
250,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	247,733

		TOTAL INSURANCE			1,272,589

MATERIALS - 2.4%
250,000		Praxair, Inc	1.050	11/07/17	250,046
250,000		Praxair, Inc	2.200	08/15/22	244,755
250,000		Precision Castparts Corp	0.700	12/20/15	250,212
250,000		Precision Castparts Corp	3.900	01/15/43	256,471
50,000	g	Rock-Tenn Co	4.000	03/01/23	50,795
250,000		Sherwin-Williams Co	1.350	12/15/17	249,451

		TOTAL MATERIALS			1,301,730

MEDIA - 0.9%
250,000	g	British Sky Broadcasting Group plc	3.125	11/26/22	249,130
250,000		Time Warner Cable, Inc	4.500	09/15/42	243,812

		TOTAL MEDIA			492,942

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
250,000	g,i	AbbVie, Inc	1.072	11/06/15	252,884
250,000	g	AbbVie, Inc	1.750	11/06/17	252,719
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	228,859
250,000		Merck & Co, Inc	1.100	01/31/18	249,803

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			984,265

REAL ESTATE - 3.3%
250,000		Equity One, Inc	3.750	11/15/22	246,977
250,000		Federal Realty Investment Trust	5.950	08/15/14	268,279
250,000		HCP, Inc	2.625	02/01/20	249,024
250,000	g	Simon Property Group LP	1.500	02/01/18	248,589

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Ventas Realty LP	2.000%	02/15/18	$250,161
250,000		Ventas Realty LP	3.250	08/15/22	245,122
250,000		Washington Real Estate Investment Trust	5.125	03/15/13	252,184

		TOTAL REAL ESTATE			1,760,336

RETAILING - 0.5%
250,000		O‘Reilly Automotive, Inc	3.800	09/01/22	260,121

		TOTAL RETAILING			260,121

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
250,000		Intel Corp	1.350	12/15/17	249,928

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			249,928

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
250,000	g	CC Holdings GS V LLC	2.381	12/15/17	251,222
250,000		International Business Machines Corp	1.875	08/01/22	240,577

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			491,799

TELECOMMUNICATION SERVICES - 0.4%
200,000		Virgin Media Finance plc	4.875	02/15/22	204,500

		TOTAL TELECOMMUNICATION SERVICES			204,500

TRANSPORTATION - 2.3%
250,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	258,001
250,000		CSX Corp	4.100	03/15/44	246,785
250,000		Norfolk Southern Corp	3.950	10/01/42	247,647
250,000	g	Sydney Airport Finance Co Pty Ltd	3.900	03/22/23	255,373
250,000		United Parcel Service, Inc	1.125	10/01/17	250,449

		TOTAL TRANSPORTATION			1,258,255

UTILITIES - 3.9%
250,000		American Water Capital Corp	4.300	12/01/42	259,633
250,000	g	Narragansett Electric Co	4.170	12/10/42	247,713
250,000	g	Niagara Mohawk Power Corp	2.721	11/28/22	248,598
250,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	244,726
105,000		Northeast Utilities	5.650	06/01/13	107,183
250,000		NSTAR Electric Co	2.375	10/15/22	248,459
250,000	g	Texas Eastern Transmission LP	2.800	10/15/22	250,080
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	258,793
250,000		Western Massachusetts Electric Co	3.500	09/15/21	267,492

		TOTAL UTILITIES			2,132,677

		TOTAL CORPORATE BONDS			20,766,084

		(Cost $20,686,706)

GOVERNMENT BONDS - 45.0%

AGENCY SECURITIES - 8.8%
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	1,010,507
1,000,000		Federal National Mortgage Association (FNMA)	0.875	08/28/14	1,010,069
1,000,000		FNMA	0.500	09/28/15	1,003,155

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	j	Overseas Private Investment Corp (OPIC)	0.000%	04/30/15	$250,430
250,000	m	OPIC	2.310	11/15/30	250,000
250,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	249,506
395,000		United States Department of Housing and Urban Development (HUD)	4.140	08/01/14	419,169
250,000		NCUA Guaranteed Notes	1.400	06/12/15	255,743
250,000		NCUA Guaranteed Notes	3.450	06/12/21	280,732

		TOTAL AGENCY SECURITIES			4,729,311

FOREIGN GOVERNMENT BONDS - 2.8%
250,000		Hydro Quebec	1.375	06/19/17	253,350
250,000		International Finance Corp	0.500	05/15/15	250,752
750,000		North American Development Bank	2.400	10/26/22	756,426
250,000		Province of British Columbia Canada	2.000	10/23/22	246,357

		TOTAL FOREIGN GOVERNMENT BONDS			1,506,885

MORTGAGE BACKED - 21.4%
237,547		Federal National Mortgage Association (FNMA)	4.500	10/01/19	256,185
461,511		FNMA	5.000	09/01/25	501,542
479,987		FNMA	3.500	11/01/25	522,220
960,571		FNMA	3.000	05/01/27	1,032,044
432,424		FNMA	5.000	11/01/33	471,125
422,716		FNMA	5.500	04/01/34	464,578
443,479		FNMA	5.500	08/01/37	487,396
1,572,898		FNMA	4.500	08/01/39	1,769,415
874,659		FNMA	4.500	04/01/40	983,938
970,737		FNMA	4.000	10/01/40	1,084,431
974,116		FNMA	3.500	08/01/42	1,060,686
345,862		Government National Mortgage Association (GNMA)	5.000	10/20/39	383,262
450,382		GNMA	4.000	06/15/40	494,918
921,171		GNMA	4.000	05/20/42	1,003,628
484,767		GNMA	3.500	06/20/42	527,366
442,781		GNMA	5.000	06/20/42	490,954

		TOTAL MORTGAGE BACKED			11,533,688

MUNICIPAL BONDS - 5.0%
300,000		American Municipal Power	6.270	02/15/50	358,683
250,000		California Pollution Control Financing Authority	5.000	07/01/27	267,285
250,000		California Pollution Control Financing Authority	5.000	07/01/37	258,005
500,000		Metropolitan Council	1.900	09/01/21	495,540
250,000		Niagara Area Development Corp	4.000	11/01/24	248,128
170,000		Ohio State Water Development Authority	4.879	12/01/34	191,437
170,000		Pend Oreille County Public Utility District No Box Canyon	0.834	01/01/13	170,000
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	249,400
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	203,971
250,000		Pend Oreille County Public Utility District No Box Canyon	3.421	01/01/20	249,302

		TOTAL MUNICIPAL BONDS			2,691,751

U.S. TREASURY SECURITIES - 7.0%
725,000		United States Treasury Bond	2.750	08/15/42	700,078
1,000,000		United States Treasury Note	0.250	10/31/14	1,000,234
500,000		United States Treasury Note	0.250	12/15/15	498,515

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,360,000		United States Treasury Note	0.625%	11/30/17	$1,355,432
219,000		United States Treasury Note	1.625	11/15/22	216,605

		TOTAL U.S. TREASURY SECURITIES			3,770,864

		TOTAL GOVERNMENT BONDS			24,232,499

		(Cost $24,201,449)

STRUCTURED ASSETS - 8.8%

ASSET BACKED - 1.9%
250,000		Ally Master Owner Trust	1.720	07/15/19	253,091
		Series - 2012 4 (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	255,022
		Series - 2012 3A (Class A)
240,313	g	DB/UBS Mortgage Trust	3.742	11/10/46	259,925
		Series - 2011 LC1A (Class A1)
260,000		Ford Credit Floorplan Master Owner Trust	2.370	09/15/15	262,213
		Series - 2011 2 (Class C)

		TOTAL ASSET BACKED			1,030,251

OTHER MORTGAGE BACKED - 6.9%
250,000	g	7 WTC Depositor LLC Trust	4.082	03/13/31	263,944
		Series - 2012 7WTC (Class A)
250,000	i	Banc of America Commercial Mortgage, Inc	5.625	04/10/49	292,395
		Series - 2007 2 (Class A4)
495,518	i	Countrywide Home Loan Mortgage Pass Through Trust	2.934	11/20/34	450,989
		Series - 2004 HYB6 (Class A2)
250,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	270,057
		Series - 2012 ALOH (Class A)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.507	05/15/45	272,737
		Series - 2012 C6 (Class A3)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	280,857
		Series - 2006 LDP8 (Class AM)
250,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	290,223
		Series - 2007 C1 (Class A4)
250,000	g	OBP Depositor LLC Trust	4.646	07/15/45	293,379
		Series - 2010 OBP (Class A)
500,000		RFMSI Trust	5.500	03/25/35	522,225
		Series - 2005 S2 (Class A6)
249,617	i	Sequoia Mortgage Trust	2.500	12/25/42	255,327
		Series - 2012 6 (Class A1)
250,000		UBS Commercial Mortgage Trust	3.400	05/10/45	269,640
		Series - 2012 C1 (Class A3)
250,000		UBS-Barclays Commercial Mortgage Trust	3.525	05/10/63	270,827
		Series - 2012 C2 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			3,732,600

		TOTAL STRUCTURED ASSETS			4,762,851

		(Cost $4,733,407)

		TOTAL BONDS			49,761,434

		(Cost $49,621,562)

TIAA-CREF FUNDS - Social Choice Bond Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.5%

BANKS - 0.5%
250	M&T Bank Corp	5.000%	12/30/49	$257,437

	TOTAL BANKS			257,437

	TOTAL PREFERRED STOCKS			257,437

	(Cost $255,625)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 5.6%
TREASURY DEBT - 5.6%
$3,000,000	United States Treasury Bill	0.080	05/02/13	2,999,151

	TOTAL TREASURY DEBT			2,999,151

	TOTAL SHORT-TERM INVESTMENTS			2,999,151

	(Cost $2,999,193)

	TOTAL INVESTMENTS - 98.2%			53,018,022
	(Cost $52,876,380)
	OTHER ASSETS & LIABILITIES, NET - 1.8%			978,325

	NET ASSETS - 100.0%			$53,996,347

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 12/31/2012, the aggregate value of these securities amounted to $6,709,539 or 12.4% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 92.7%

ALABAMA - 0.8%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,248,286
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,966,927

	TOTAL ALABAMA			3,215,213

ALASKA - 0.2%
560,000	Alaska Railroad Corp	5.250	08/01/16	631,159

	TOTAL ALASKA			631,159

ARIZONA - 3.9%
1,000,000	Arizona Health Facilities Authority	5.000	02/01/20	1,166,110
1,000,000	Arizona Health Facilities Authority	5.000	02/01/34	1,086,550
1,110,000	Arizona School Facilities Board, COP	5.750	09/01/18	1,350,848
1,225,000	Arizona School Facilities Board, COP	5.000	09/01/19	1,442,976
2,000,000	City of Tucson AZ, GO	5.000	07/01/20	2,432,600
905,000	Phoenix Industrial Development Authority	4.875	09/01/22	912,928
675,000	Phoenix Industrial Development Authority	5.375	09/01/32	686,907
3,525,000	Phoenix Industrial Development Authority	5.250	06/01/34	3,961,642
1,000,000	Phoenix Industrial Development Authority	5.625	09/01/42	1,017,430
1,260,000	Tucson AZ, COP	5.250	07/01/14	1,338,120

	TOTAL ARIZONA			15,396,111

ARKANSAS - 0.3%
1,000,000	Arkansas Development Finance Authority	5.500	12/01/18	1,199,410

	TOTAL ARKANSAS			1,199,410

CALIFORNIA - 16.4%
410,000	Abag Finance Authority for Nonprofit Corps	5.000	07/01/21	489,368
500,000	Abag Finance Authority for Nonprofit Corps	5.000	07/01/22	598,035
1,500,000	Abag Finance Authority for Nonprofit Corps	5.000	04/01/32	1,686,690
1,000,000	Abag Finance Authority for Nonprofit Corps	5.000	04/01/42	1,093,860
1,000,000	California Health Facilities Financing Authority	5.000	08/15/21	1,202,080
1,500,000	California Health Facilities Financing Authority	5.000	11/15/35	1,715,865
1,000,000	California Health Facilities Financing Authority	5.000	08/15/42	1,127,620
3,500,000	California Pollution Control Financing Authority, AMT	4.750	12/01/23	3,820,600
2,000,000	California State Department of Water Resources	5.000	05/01/20	2,482,260
1,000,000	California State Public Works Board	5.000	11/01/22	1,201,110
3,000,000	California State Public Works Board	5.000	11/01/27	3,435,690
1,000,000	California State Public Works Board	5.000	11/01/37	1,093,280
1,000,000	City of Los Angeles CA, GO	5.000	09/01/22	1,236,500
1,000,000	City of Los Angeles CA, GO	5.000	09/01/23	1,226,690

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$2,000,000	County of San Bernardino CA, COP	5.250%	08/01/19	$2,309,240
10,000	Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	10,197
2,500,000	East Side Union High School District-Santa Clara County	5.250	02/01/23	2,985,900
2,250,000	Los Angeles Unified School District, COP	5.000	10/01/17	2,573,573
635,000	Sacramento City Financing Authority	5.400	11/01/20	723,633
1,000,000	Sacramento Municipal Utility District	4.000	08/15/22	1,144,930
1,000,000	Sacramento Municipal Utility District	5.000	08/15/33	1,152,390
1,000,000	San Diego Public Facilities Financing Authority	5.000	04/15/37	1,075,230
1,855,000	State of California, GO	5.000	03/01/17	2,148,238
375,000	State of California, GO	5.000	03/01/18	445,031
1,000,000	State of California, GO	5.000	11/01/18	1,205,030
1,000,000	State of California, GO	5.000	03/01/19	1,207,750
1,430,000	State of California	5.000	07/01/19	1,756,355
850,000	State of California, GO	5.250	02/01/20	1,050,336
2,000,000	State of California, GO	5.000	02/01/22	2,447,320
2,000,000	State of California	5.000	04/01/22	2,452,800
2,000,000	State of California, GO	5.250	10/01/22	2,510,240
1,000,000	State of California, GO	5.000	09/01/36	1,138,690
3,000,000	State of California, GO	5.000	02/01/38	3,382,020
2,000,000	State of California	5.000	04/01/42	2,250,160
1,000,000	State of California, GO	5.000	09/01/42	1,129,860
1,000,000	University of California	5.000	05/15/37	1,150,730
1,450,000	West Contra Costa Unified School District	6.000	08/01/21	1,848,489
1,710,000	West Contra Costa Unified School District, GO	5.700	02/01/21	2,110,653
1,810,000	West Contra Costa Unified School District, GO	5.700	02/01/22	2,255,966

	TOTAL CALIFORNIA			64,874,409

COLORADO - 2.5%
2,045,000	Colorado Health Facilities Authority	5.000	02/01/25	2,377,722
2,000,000	Colorado Health Facilities Authority	5.000	12/01/33	2,188,300
1,375,000	Denver City & County School District No, GO	5.000	12/01/23	1,752,671
1,000,000	Denver City & County School District No, GO	5.500	12/01/23	1,323,030
1,000,000	Jefferson County Colorado School District, GO	5.000	12/15/23	1,269,960
200,000	Rangely Hospital District, GO	3.000	11/01/14	205,050
350,000	Rangely Hospital District, GO	5.000	11/01/15	381,717
350,000	Rangely Hospital District, GO	5.000	11/01/16	390,110

	TOTAL COLORADO			9,888,560

CONNECTICUT - 0.7%
1,400,000	Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,619,772
1,000,000	State of Connecticut	5.000	05/15/21	1,250,940

	TOTAL CONNECTICUT			2,870,712

DELAWARE - 0.8%
1,500,000	State of Delaware, GO	5.000	07/01/22	1,882,785
1,000,000	State of Delaware, GO	5.000	07/01/23	1,241,530

	TOTAL DELAWARE			3,124,315

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

DISTRICT OF COLUMBIA - 0.3%
$1,000,000	District of Columbia	5.000%	10/01/24	$1,161,920

	TOTAL DISTRICT OF COLUMBIA			1,161,920

FLORIDA - 3.9%
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,689,514
450,000	City of Jacksonville FL	5.000	10/01/19	549,653
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,861,470
552,000	City of Lakeland FL, ETM	5.750	10/01/19	605,213
1,000,000	City of Tampa FL	5.000	11/15/33	1,123,940
845,000	County of Brevard FL, GO	5.000	07/01/16	918,456
1,365,000	County of Brevard FL, GO	5.000	01/01/21	1,691,071
1,000,000	County of Miami-Dade FL, GO	5.000	07/01/17	1,174,300
1,000,000	County of Orange FL	5.000	10/01/21	1,206,520
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,605,548
550,000	Florida Higher Educational Facilities Financial Authority	4.000	04/01/15	581,691
1,000,000	Florida State Department of Management Services, COP	5.000	08/01/18	1,210,320

	TOTAL FLORIDA			15,217,696

GEORGIA - 0.6%
430,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	486,777
75,000	City of Atlanta GA	5.500	11/01/19	94,170
125,000	City of Atlanta GA	5.500	11/01/22	154,412
555,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	626,018
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	541,954
250,000	Private Colleges & Universities Authority	5.000	10/01/15	275,757
225,000	Private Colleges & Universities Authority	5.000	10/01/16	252,934

	TOTAL GEORGIA			2,432,022

GUAM - 0.4%
1,250,000	Guam Power Authority	5.000	10/01/34	1,352,050

	TOTAL GUAM			1,352,050

HAWAII - 0.3%
1,000,000	State of Hawaii, GO	5.000	12/01/22	1,254,800

	TOTAL HAWAII			1,254,800

ILLINOIS - 9.5%
1,230,000	Chicago Board of Education	6.000	01/01/20	1,421,905
1,665,000	Chicago Board of Education, GO	5.000	12/01/21	1,983,814
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,197,280
2,085,000	Chicago State University	5.500	12/01/23	2,409,071
970,000	Chicago Transit Authority	5.000	12/01/22	1,161,711
465,000	Chicago Transit Authority	5.250	12/01/23	562,004
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,465,903
1,500,000	City of Chicago IL O’Hare International Airport Revenue, AMT	5.000	01/01/18	1,741,395
3,000,000	City of Chicago IL O’Hare International Airport Revenue, AMT	5.000	01/01/22	3,503,250
470,000	City of Chicago IL, GO	5.000	01/01/21	558,007
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	506,434

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$250,000	Cook-Kane Lake & Mchenry Counties Community College District No 512	5.000%	12/01/18	$310,800
1,600,000	Illinois Finance Authority	5.000	08/15/36	1,761,488
3,500,000	Illinois Finance Authority	5.000	09/01/38	3,697,435
115,000	Madison-Bond Etc Counties Community Unit School District No 5, GO	5.000	02/01/19	125,086
1,650,000	Regional Transportation Authority	6.000	06/01/23	2,088,075
1,500,000	State of Illinois	5.000	06/15/19	1,833,855
2,045,000	State of Illinois, GO	5.000	01/01/20	2,230,379
1,835,000	State of Illinois, GO	5.000	01/01/20	2,102,268
1,650,000	State of Illinois, GO	5.000	01/01/20	1,888,062
1,000,000	State of Illinois, GO	5.250	01/01/20	1,160,100
935,000	State of Illinois	6.250	12/15/20	1,052,100
875,000	State of Illinois, GO	5.000	04/01/21	973,621
1,610,000	State of Illinois, GO	5.000	08/01/23	1,847,974

	TOTAL ILLINOIS			37,582,017

INDIANA - 4.1%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	917,224
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,100,230
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,730,702
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,537,470
250,000	Indiana Finance Authority	5.000	09/15/17	276,477
250,000	Indiana Finance Authority	5.000	09/15/18	278,628
250,000	Indiana Finance Authority	5.000	09/15/19	278,998
2,500,000	Indiana Finance Authority	5.000	03/01/41	2,699,950
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	349,686
500,000	Indiana University	5.000	08/01/19	617,280
500,000	Indiana University	5.000	08/01/20	623,645
500,000	Indiana University	5.000	08/01/21	628,865
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,400,420
400,000	Lawrence Township School Building Corp	5.000	07/10/19	470,036
535,000	New Albany Floyd County School Building Corp	5.000	07/15/15	578,822
625,000	South Bend Redevelopment Authority	5.750	08/15/18	760,088

	TOTAL INDIANA			16,248,521

KANSAS - 0.6%
2,000,000	Kansas Development Finance Authority	5.000	11/15/34	2,297,960

	TOTAL KANSAS			2,297,960

KENTUCKY - 0.3%
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/17	576,685
500,000	Lexington-Fayette Urban County Government Public Facilities Corp	5.000	06/01/21	608,210

	TOTAL KENTUCKY			1,184,895

LOUISIANA - 0.3%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,190,470

	TOTAL LOUISIANA			1,190,470

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

MAINE - 0.3%
$90,000	Maine Health & Higher Educational Facilities Authority	5.000%	07/01/15	$98,324
1,000,000	Maine Health & Higher Educational Facilities Authority	5.000	07/01/20	1,154,320

	TOTAL MAINE			1,252,644

MARYLAND - 0.5%
500,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/23	602,170
1,000,000	Maryland Health & Higher Educational Facilities Authority	5.000	05/15/25	1,195,100

	TOTAL MARYLAND			1,797,270

MASSACHUSETTS - 1.7%
2,000,000	Commonwealth of Massachusetts	5.000	08/01/20	2,504,320
500,000	Massachusetts Bay Transportation Authority	5.250	07/01/20	633,205
1,000,000	Massachusetts Bay Transportation Authority	5.500	07/01/22	1,310,300
2,000,000	Massachusetts Development Finance Agency	5.000	10/01/22	2,347,460

	TOTAL MASSACHUSETTS			6,795,285

MICHIGAN - 1.6%
1,000,000	Michigan Finance Authority	5.000	11/15/36	1,100,500
1,005,000	Michigan Municipal Bond Authority	5.000	10/01/19	1,279,968
250,000	Michigan State Building Authority	5.000	10/15/19	302,798
1,000,000	Michigan State Building Authority	5.000	10/15/20	1,214,340
565,000	State of Michigan	5.250	05/15/18	673,152
1,485,000	State of Michigan	5.500	11/01/18	1,822,540

	TOTAL MICHIGAN			6,393,298

MINNESOTA - 1.2%
1,000,000	Minnesota Public Facilities Authority	5.000	03/01/16	1,134,750
1,715,000	University of Minnesota	5.000	08/01/21	2,169,475
1,000,000	University of Minnesota	5.000	12/01/25	1,240,900

	TOTAL MINNESOTA			4,545,125

MISSISSIPPI - 0.9%
2,100,000	Mississippi Development Bank Special Obligation	5.000	07/01/17	2,365,503
590,000	Mississippi Development Bank Special Obligation	5.000	11/01/17	658,340
500,000	University of Mississippi Educational Building Corp	5.000	10/01/23	611,655

	TOTAL MISSISSIPPI			3,635,498

MISSOURI - 0.4%
1,640,000	St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,722,049

	TOTAL MISSOURI			1,722,049

NEBRASKA - 0.8%
1,000,000	Central Plains Energy Project	5.000	09/01/22	1,120,250
1,000,000	Lincoln County Hospital Authority	4.000	11/01/20	1,097,030

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$1,000,000	Lincoln County Hospital Authority	4.000%	11/01/21	$1,087,510

	TOTAL NEBRASKA			3,304,790

NEVADA - 0.3%
1,000,000	City of Carson City NV	5.000	09/01/33	1,098,750

	TOTAL NEVADA			1,098,750

NEW HAMPSHIRE - 1.6%
725,000	New Hampshire Health & Education Facilities Authority	2.000	07/01/18	716,793
830,000	New Hampshire Health & Education Facilities Authority	2.250	07/01/19	821,567
815,000	New Hampshire Health & Education Facilities Authority	2.500	07/01/20	803,468
665,000	New Hampshire Health & Education Facilities Authority	2.750	07/01/21	657,539
2,000,000	New Hampshire Health & Education Facilities Authority	5.000	07/01/33	2,204,820
1,000,000	New Hampshire Health & Education Facilities Authority	5.000	01/01/34	1,104,300

	TOTAL NEW HAMPSHIRE			6,308,487

NEW JERSEY - 3.7%
25,000	Garden State Preservation Trust	5.125	11/01/18	30,630
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,462,802
30,000	New Jersey State Turnpike Authority	6.500	01/01/16	34,496
15,000	New Jersey State Turnpike Authority	6.500	01/01/16	17,601
1,000,000	New Jersey State Turnpike Authority	5.000	01/01/35	1,135,500
40,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	42,984
75,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	82,436
25,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	29,416
1,815,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,224,845
500,000	New Jersey Transportation Trust Fund Authority	5.000	06/15/20	607,545
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,265,250
2,000,000	New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,590,080
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,209,070
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	06/15/24	1,201,480
2,000,000	State of New Jersey, GO	5.250	08/01/22	2,563,820

	TOTAL NEW JERSEY			14,497,955

NEW YORK - 10.8%
700,000	Build NYC Resource Corp	5.000	08/01/21	849,954
1,000,000	Build NYC Resource Corp	5.000	08/01/32	1,166,260
1,000,000	City of New York NY, GO	5.000	10/01/23	1,229,570
100,000	County of Onondaga NY	5.000	12/01/21	123,998
1,000,000	Metropolitan Transportation Authority	5.000	11/15/20	1,246,930
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,232,110
1,000,000	Metropolitan Transportation Authority	5.000	11/15/21	1,220,740
3,635,000	Metropolitan Transportation Authority	5.000	11/15/22	4,449,894
1,000,000	Metropolitan Transportation Authority	5.250	11/15/23	1,253,680
2,000,000	New York City Health & Hospital Corp	5.000	02/15/20	2,368,300
1,500,000	New York City Transitional Finance Authority	5.000	11/01/20	1,887,480
1,050,000	New York State Dormitory Authority	5.000	01/15/16	1,159,137
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,122,990
500,000	New York State Dormitory Authority	5.000	07/01/17	539,545

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$2,250,000	New York State Dormitory Authority	5.000%	10/01/17	$2,629,328
1,000,000	New York State Dormitory Authority	5.000	10/01/18	1,188,810
1,000,000	New York State Dormitory Authority	5.000	02/15/19	1,205,670
1,405,000	New York State Dormitory Authority	5.000	07/01/19	1,620,639
1,000,000	New York State Dormitory Authority	5.000	10/01/19	1,204,390
1,100,000	New York State Dormitory Authority	5.000	07/01/20	1,308,318
135,000	New York State Dormitory Authority	5.000	07/01/21	157,418
1,175,000	New York State Dormitory Authority	5.000	02/15/24	1,461,054
250,000	New York State Environmental Facilities Corp	5.000	08/15/19	311,667
250,000	New York State Environmental Facilities Corp	5.000	08/15/20	316,225
1,000,000	New York State Thruway Authority	5.000	04/01/21	1,240,600
1,100,000	New York State Urban Development Corp	5.000	03/15/18	1,317,954
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,472,760
1,635,000	Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,965,172
1,000,000	State of New York, GO	5.000	12/15/20	1,262,140
2,000,000	Tobacco Settlement Financing Corp	5.000	06/01/18	2,373,740
200,000	Town of Niagara NY	4.000	05/01/15	213,324
550,000	Town of Niagara NY	5.000	05/01/22	650,166

	TOTAL NEW YORK			42,749,963

NORTH CAROLINA - 1.1%
540,000	City of Charlotte NC	5.000	07/01/22	657,931
1,000,000	City of Charlotte NC	5.000	07/01/23	1,207,200
500,000	City of Charlotte NC	5.000	07/01/25	595,100
1,000,000	County of New Hanover NC, GO	5.000	12/01/20	1,274,620
485,000	North Carolina Eastern Municipal Power Agency, ETM	5.000	01/01/21	611,633

	TOTAL NORTH CAROLINA			4,346,484

OHIO - 4.2%
1,445,000	Cincinnati City School District	5.250	06/01/23	1,763,507
2,000,000	City of Cincinnati OH	5.000	12/01/21	2,539,640
1,500,000	City of Columbus OH, GO	5.000	07/01/21	1,903,440
750,000	County of Lucas OH	5.000	11/15/22	897,562
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,167,610
1,000,000	Ohio State Water Development Authority	5.500	06/01/22	1,308,800
25,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	27,501
1,000,000	State of Ohio, GO	5.000	09/15/20	1,251,040
1,660,000	State of Ohio	5.000	01/15/21	1,935,278
1,000,000	State of Ohio, GO	5.000	08/01/21	1,259,540
1,200,000	State of Ohio	5.000	01/01/23	1,428,540
1,000,000	State of Ohio	5.000	01/01/24	1,182,460

	TOTAL OHIO			16,664,918

OKLAHOMA - 0.3%
1,000,000	Oklahoma Turnpike Authority	5.000	01/01/24	1,203,360

	TOTAL OKLAHOMA			1,203,360

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

OREGON - 0.2%
$740,000	State of Oregon, GO	5.000%	05/01/21	$939,319

	TOTAL OREGON			939,319

PENNSYLVANIA - 3.8%
765,000	Carbon County Hospital Authority	5.400	11/15/14	776,506
3,000,000	Centre County Hospital Authority	5.000	11/15/32	3,348,630
350,000	Commonwealth of Pennsylvania, GO	5.000	01/01/16	394,814
1,925,000	Commonwealth of Pennsylvania, GO	5.000	02/15/19	2,360,050
1,500,000	Dauphin County General Authority	5.000	06/01/42	1,596,015
500,000	Delaware River Joint Toll Bridge Commission	5.000	07/01/22	610,710
195,000	Lackawanna Housing Authority	5.000	09/01/16	216,553
1,000,000	Pennsylvania Higher Educational Facilities Authority	5.000	08/15/22	1,212,450
2,000,000	Pennsylvania Turnpike Commission	5.000	12/01/22	2,382,180
1,560,000	Pennsylvania Turnpike Commission	5.000	12/01/31	1,772,644
200,000	Pittsburgh Urban Redevelopment Authority, ETM	6.500	09/01/13	208,162

	TOTAL PENNSYLVANIA			14,878,714

PUERTO RICO - 1.8%
3,370,000	Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	3,593,026
1,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,052,620
145,000	Puerto Rico Highway & Transportation Authority	5.250	07/01/22	188,762
255,000	Puerto Rico Highway & Transportation Authority, ETM	5.250	07/01/22	278,284
1,225,000	Puerto Rico Infrastructure Financing Authority	5.500	07/01/18	1,304,846
475,000	Puerto Rico Public Buildings Authority	6.250	07/01/21	524,661
5,000	Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	5,126
250,000	Puerto Rico Public Finance Corp	6.000	08/01/24	265,818

	TOTAL PUERTO RICO			7,213,143

RHODE ISLAND - 1.2%
315,000	Providence Housing Authority	5.000	09/01/18	349,455
790,000	Rhode Island State & Providence Plantations, COP	5.250	10/01/14	853,547
800,000	Rhode Island State & Providence Plantations, COP	5.000	10/01/16	897,144
2,000,000	State of Rhode Island, GO	5.000	08/01/21	2,470,620

	TOTAL RHODE ISLAND			4,570,766

SOUTH CAROLINA - 1.1%
750,000	Lexington County Health Services District, Inc	5.000	11/01/19	899,205
750,000	Lexington County Health Services District, Inc	5.000	11/01/21	903,570
1,120,000	Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,283,856
1,000,000	Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,212,050

	TOTAL SOUTH CAROLINA			4,298,681

SOUTH DAKOTA - 0.2%
500,000	State of South Dakota	6.700	09/01/17	566,365

	TOTAL SOUTH DAKOTA			566,365

TENNESSEE - 0.7%
1,000,000	Memphis-Shelby County Airport Authority, AMT	5.625	07/01/20	1,206,980

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$1,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	6.000%	12/01/16	$1,631,040

	TOTAL TENNESSEE			2,838,020

TEXAS - 2.4%
970,000	Bexar Metropolitan Water District	5.000	05/01/17	1,100,310
725,000	County of Harris TX	5.000	08/15/16	831,568
160,000	Harris County Flood Control District, GO	5.000	10/01/14	172,877
500,000	Lower Colorado River Authority	5.000	05/15/21	619,765
500,000	Lower Colorado River Authority	5.000	05/15/22	612,400
500,000	Lower Colorado River Authority	5.000	05/15/23	603,015
1,515,000	Lower Colorado River Authority, ETM	6.000	01/01/17	1,812,667
1,000,000	Lubbock Health Facilities Development Corp	5.000	07/01/19	1,179,120
310,000	North Central Texas Health Facility Development Corp, ETM	5.500	06/01/21	383,823
1,000,000	State of Texas	5.000	10/01/22	1,254,060
630,000	Tarrant County Health Facilities Development Corp, ETM	6.000	09/01/24	813,651

	TOTAL TEXAS			9,383,256

UTAH - 0.9%
1,000,000	State of Utah, GO	5.000	07/01/21	1,277,160
900,000	Utah State Board of Regents	5.000	08/01/22	1,070,100
535,000	Utah Transit Authority	5.000	06/15/21	652,663
510,000	Utah Transit Authority	5.000	06/15/22	624,862

	TOTAL UTAH			3,624,785

VIRGINIA - 0.4%
285,000	Tobacco Settlement Financing Corp, ETM	5.500	06/01/26	307,335
1,000,000	Virginia College Building Authority	5.000	02/01/23	1,260,010

	TOTAL VIRGINIA			1,567,345

WASHINGTON - 1.8%
3,150,000	Port of Seattle WA	5.500	09/01/17	3,634,943
500,000	State of Washington, GO	5.000	06/01/24	608,640
1,025,000	Washington Health Care Facilities Authority	5.000	12/01/32	1,100,348
290,000	Washington Higher Education Facilities Authority	5.000	05/01/19	339,187
625,000	Washington Higher Education Facilities Authority	5.000	05/01/20	736,294
660,000	Washington Higher Education Facilities Authority	5.000	05/01/21	781,116

	TOTAL WASHINGTON			7,200,528

WEST VIRGINIA - 0.8%
1,000,000	City of Princeton WV	4.000	05/01/15	1,031,590
1,500,000	City of Princeton WV	5.000	05/01/21	1,680,765
500,000	City of Princeton WV	5.000	05/01/22	559,630

	TOTAL WEST VIRGINIA			3,271,985

WISCONSIN - 2.1%
1,040,000	State of Wisconsin	5.000	05/01/19	1,269,372
2,000,000	State of Wisconsin, GO	5.000	05/01/21	2,508,520

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE

$1,000,000	State of Wisconsin, GO	5.000%	05/01/21	$1,254,260
1,500,000	Wisconsin Health & Educational Facilities Authority	5.000	06/01/32	1,633,785
1,500,000	Wisconsin Health & Educational Facilities Authority	5.000	06/01/39	1,604,445

	TOTAL WISCONSIN			8,270,382

	TOTAL LONG-TERM MUNICIPAL BONDS			366,061,405

	(Cost $340,426,906)

	TOTAL INVESTMENTS - 92.7%			366,061,405
	(Cost $340,426,906)
	OTHER ASSETS & LIABILITIES, NET - 7.3%			28,771,391

	NET ASSETS - 100.0%			$394,832,796

	Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
ETM	Escrowed to Maturity
GO	General Obligation

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2012

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.8%

CERTIFICATE OF DEPOSIT - 2.8%
$5,600,000		National Australia Bank Ltd	0.270%	02/01/13	$5,600,240
4,000,000		Toronto-Dominion Bank	0.200	01/16/13	4,000,000
3,000,000		Toronto-Dominion Bank	0.200	01/24/13	3,000,000
10,000,000		Toronto-Dominion Bank	0.220	02/05/13	10,000,000

		TOTAL CERTIFICATE OF DEPOSIT			22,600,240

COMMERCIAL PAPER - 38.5%
5,500,000		Australia & New Zealand Banking Group Ltd	0.200	01/30/13	5,499,114
4,875,000		Australia & New Zealand Banking Group Ltd	0.190-0.210	02/08/13	4,874,014
4,000,000		Australia & New Zealand Banking Group Ltd	0.210	02/21/13	3,998,810
1,235,000		Australia & New Zealand Banking Group Ltd	0.200	03/01/13	1,234,595
2,750,000		Australia & New Zealand Banking Group Ltd	0.205	03/12/13	2,748,904
5,750,000		Bank of Nova Scotia	0.150	01/04/13	5,749,928
1,720,000		Bank of Nova Scotia	0.130	01/10/13	1,719,944
1,500,000		Bank of Nova Scotia	0.190	01/23/13	1,499,826
2,220,000		Bank of Nova Scotia	0.205	01/30/13	2,219,633
350,000		Bank of Nova Scotia	0.350	02/15/13	349,847
6,750,000		Bank of Nova Scotia	0.215	03/05/13	6,747,460
631,000		Bank of Nova Scotia	0.240	04/18/13	630,532
750,000		Bank of Nova Scotia	0.260	05/01/13	749,350
5,000,000	y	Coca-Cola Co	0.170	01/11/13	4,999,764
3,318,000	y	Coca-Cola Co	0.250-0.270	01/22/13	3,317,509
300,000	y	Coca-Cola Co	0.180	01/24/13	299,965
5,000,000	y	Coca-Cola Co	0.210	02/20/13	4,998,542
1,500,000	y	Coca-Cola Co	0.150	03/08/13	1,499,588
4,000,000	y	Coca-Cola Co	0.130-0.210	03/13/13	3,998,659
4,360,000	y	Coca-Cola Co	0.220	04/05/13	4,357,495
4,250,000	y	Coca-Cola Co	0.250	05/13/13	4,246,104
2,610,000	y	Commonwealth Bank of Australia	0.205	01/04/13	2,609,955
1,600,000	y	Commonwealth Bank of Australia	0.200	01/07/13	1,599,940
5,835,000	y	Commonwealth Bank of Australia	0.195-0.200	01/08/13	5,834,774
2,025,000	y	Commonwealth Bank of Australia	0.215	02/28/13	2,024,299
3,720,000	y	Fairway Finance Corp	0.170-0.300	01/16/13	3,719,698
3,480,000	y	Fairway Finance LLC	0.190	02/07/13	3,479,321
3,540,000	y	Fairway Finance LLC	0.190	02/12/13	3,539,215
640,000	y	Fairway Finance LLC	0.250	02/19/13	639,782
1,480,000	y	Fairway Finance LLC	0.200	03/20/13	1,479,359
5,000,000	y	Fairway Finance LLC	0.210	03/21/13	4,997,696
10,000,000		General Electric Capital Corp	0.160	01/25/13	9,998,933
1,600,000		General Electric Capital Corp	0.200	04/18/13	1,599,049
8,601,000		General Electric Co	5.000	02/01/13	8,634,350
2,000,000		JPMorgan Chase & Co	0.250	04/04/13	1,998,708
305,000		JPMorgan Chase Bank NA	0.240	02/06/13	304,927
865,000		JPMorgan Chase Bank NA	0.230	02/11/13	864,773

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$307,000		JPMorgan Chase Bank NA	0.240%	02/12/13	$306,914
281,000		JPMorgan Chase Bank NA	0.265	03/18/13	280,843
887,000	y	National Australia Funding Delaware, Inc	0.180	01/03/13	886,991
3,570,000	y	National Australia Funding Delaware, Inc	0.210	01/07/13	3,569,875
1,660,000	y	National Australia Funding Delaware, Inc	0.190	01/10/13	1,659,921
1,250,000	y	National Australia Funding Delaware, Inc	0.200-0.220	01/28/13	1,249,805
3,600,000	y	National Australia Funding Delaware, Inc	0.205	01/29/13	3,599,426
2,000,000	y	National Australia Funding Delaware, Inc	0.210	02/06/13	1,999,580
6,000,000	y	Nestle Capital Corp	0.160	02/28/13	5,998,453
5,000,000	y	Nestle Capital Corp	0.200	05/21/13	4,996,111
3,000,000	y	Old Line Funding LLC	0.160	01/02/13	2,999,987
250,000	y	Old Line Funding LLC	0.360	01/15/13	249,965
2,000,000	y	Old Line Funding LLC	0.230	01/23/13	1,999,719
4,500,000	y	Old Line Funding LLC	0.225	02/25/13	4,498,453
5,000,000	y	Old Line Funding LLC	0.200	03/12/13	4,998,055
2,500,000	y	Old Line Funding LLC	0.190	03/19/13	2,498,984
1,100,000		PACCAR Financial Corp	0.150	01/02/13	1,099,995
2,000,000		PACCAR Financial Corp	0.150	01/07/13	1,999,950
1,325,000		PACCAR Financial Corp	0.150	02/07/13	1,324,796
5,000,000	y	Private Export Funding Corp	0.210	01/18/13	4,999,504
6,853,000	y	Procter & Gamble Co	0.150	01/04/13	6,852,914
400,000	y	Procter & Gamble Co	0.110	01/07/13	399,993
5,690,000	y	Procter & Gamble Co	0.150	01/24/13	5,689,455
3,900,000	y	Procter & Gamble Co	0.165	02/08/13	3,899,321
1,850,000	y	Procter & Gamble Co	0.170	02/21/13	1,849,554
5,000,000	y	Procter & Gamble Co	0.160	03/04/13	4,998,622
1,034,000		Province of Ontario Canada	0.155	02/07/13	1,033,835
13,000,000		Province of Ontario Canada	0.165	02/14/13	12,997,378
5,500,000		Province of Quebec Canada	0.140	01/17/13	5,499,658
1,225,000		Province of Quebec Canada	0.160	01/29/13	1,224,848
2,870,000		Province of Quebec Canada	0.150	02/12/13	2,869,498
2,580,000		Province of Quebec Canada	0.165	02/20/13	2,579,409
4,315,000		Province of Quebec Canada	0.155	02/21/13	4,314,052
5,185,000		Province of Quebec Canada	0.170	02/27/13	5,183,604
5,000,000		Standard Chartered Bank NY	0.300-0.310	03/11/13	4,997,068
700,000		Standard Chartered Bank NY	0.330	04/02/13	699,416
6,600,000		Straight-A Funding LLC	0.180	01/08/13	6,599,769
5,051,000		Straight-A Funding LLC	0.180	01/10/13	5,050,773
3,000,000		Straight-A Funding LLC	0.180	01/18/13	2,999,745
3,000,000		Straight-A Funding LLC	0.190	02/26/13	2,999,113
6,000,000		Straight-A Funding LLC	0.190	03/05/13	5,998,005
5,000,000		Straight-A Funding LLC	0.190	03/11/13	4,998,179
2,700,000		Thunder Bay Funding LLC	0.200	03/11/13	2,698,965
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.200	01/14/13	4,999,639
2,000,000	y	Unilever Capital Corp	0.150	01/11/13	1,999,917
6,000,000	y	Unilever Capital Corp	0.130	01/17/13	5,999,653
2,945,000	y	Variable Funding Capital Co LLC	0.170	01/25/13	2,944,666
8,600,000	y	Variable Funding Capital Co LLC	0.170	01/28/13	8,598,904
7,680,000	y	Variable Funding Capital Co LLC	0.170	01/29/13	7,678,985
4,500,000	y	Wal-Mart Stores, Inc	0.110	01/24/13	4,499,684
5,000,000	y	Wal-Mart Stores, Inc	0.100	02/05/13	4,999,514

		TOTAL COMMERCIAL PAPER			308,435,825

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT AGENCY DEBT - 22.1%
$5,000,000	Federal Home Loan Bank (FHLB)	0.050%	01/02/13	$4,999,993
5,000,000	FHLB	0.175	01/09/13	4,999,805
5,857,000	FHLB	0.100-0.138	01/11/13	5,856,818
5,500,000	FHLB	0.140-0.170	01/16/13	5,499,673
4,400,000	FHLB	0.110	02/06/13	4,399,516
4,000,000	FHLB	0.108-0.150	02/13/13	3,999,434
2,500,000	FHLB	0.165	02/20/13	2,499,427
751,000	FHLB	0.170	02/27/13	750,798
1,800,000	FHLB	0.140	03/01/13	1,799,587
5,000,000	FHLB	0.115	03/08/13	4,998,946
5,200,000	FHLB	0.110	05/10/13	5,197,950
8,400,000	Federal Home Loan Mortgage Corp (FHLMC)	0.130-0.145	01/03/13	8,399,936
2,750,000	FHLMC	0.145	01/07/13	2,749,933
5,903,000	FHLMC	0.160	01/08/13	5,902,816
819,000	FHLMC	0.150	01/09/13	818,973
7,232,000	FHLMC	0.150-0.195	01/14/13	7,231,530
704,000	FHLMC	0.160	01/17/13	703,950
12,000,000	FHLMC	0.145-0.150	01/22/13	11,998,973
5,475,000	FHLMC	0.120-0.175	02/04/13	5,474,373
4,500,000	FHLMC	0.125-0.160	02/11/13	4,499,296
7,750,000	FHLMC	0.130-0.140	02/19/13	7,748,547
3,700,000	FHLMC	0.060	02/25/13	3,699,661
5,000,000	FHLMC	0.145	02/27/13	4,998,852
1,215,000	FHLMC	0.125	03/04/13	1,214,738
5,780,000	FHLMC	0.075-0.115	03/18/13	5,779,019
500,000	FHLMC	0.100	03/25/13	499,885
5,491,000	FHLMC	0.150	04/03/13	5,488,895
10,000,000	FHLMC	0.090	04/15/13	9,997,400
1,715,000	Federal National Mortgage Association (FNMA)	0.155-0.170	01/02/13	1,714,992
1,750,000	FNMA	0.175-0.180	01/03/13	1,749,983
1,300,000	FNMA	0.135	01/04/13	1,299,985
2,060,000	FNMA	0.160	01/07/13	2,059,945
5,000,000	FNMA	0.125	01/09/13	4,999,861
2,950,000	FNMA	0.155	01/23/13	2,949,721
10,000,000	FNMA	0.060	02/06/13	9,999,400
2,638,000	FNMA	0.155	02/14/13	2,637,500
12,060,000	FNMA	0.125-0.140	02/20/13	12,057,899
625,000	FNMA	0.115	03/04/13	624,876
4,700,000	FNMA	0.095	03/27/13	4,698,946

	TOTAL GOVERNMENT AGENCY DEBT			177,001,832

TREASURY DEBT - 20.0%
4,430,000	United States Treasury Bill	0.103	01/10/13	4,429,887
5,285,000	United States Treasury Bill	0.115-0.121	02/07/13	5,284,369
3,000,000	United States Treasury Bill	0.126	02/14/13	2,999,538
1,500,000	United States Treasury Bill	0.080	02/21/13	1,499,831
7,000,000	United States Treasury Bill	0.079-0.093	03/07/13	6,998,953
6,802,000	United States Treasury Bill	0.100-0.104	04/04/13	6,800,193
4,290,000	United States Treasury Bill	0.067-0.068	04/18/13	4,289,139
5,000,000	United States Treasury Bill	0.106	04/25/13	4,998,322

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,090,000		United States Treasury Bill	0.129%	05/02/13	$2,089,094
3,730,000		United States Treasury Bill	0.085	05/23/13	3,728,749
3,000,000		United States Treasury Bill	0.132	05/30/13	2,998,361
5,000,000		United States Treasury Bill	0.106	06/06/13	4,997,703
1,515,000		United States Treasury Bill	0.111	06/20/13	1,514,206
5,000,000		United States Treasury Bill	0.103	06/27/13	4,997,468
6,000,000		United States Treasury Note	1.375	01/15/13	6,002,769
10,300,000		United States Treasury Note	0.625	01/31/13	10,303,697
7,220,000		United States Treasury Note	1.375	02/15/13	7,230,671
11,535,000		United States Treasury Note	0.625	02/28/13	11,543,277
8,690,000		United States Treasury Note	1.375	03/15/13	8,711,014
4,640,000		United States Treasury Note	1.750	04/15/13	4,661,545
8,265,000		United States Treasury Note	0.625	04/30/13	8,277,091
5,000,000		United States Treasury Note	1.375	05/15/13	5,021,608
10,500,000		United States Treasury Note	0.500	05/31/13	10,513,509
3,230,000		United States Treasury Note	1.000	07/15/13	3,244,179
10,000,000		United States Treasury Note	0.375	07/31/13	10,012,006
6,800,000		United States Treasury Note	0.750	08/15/13	6,824,719
3,000,000		United States Treasury Note	0.125	09/30/13	2,998,251
1,865,000		United States Treasury Note	0.500	10/15/13	1,869,351
5,420,000		United States Treasury Note	0.500	11/15/13	5,433,826

		TOTAL TREASURY DEBT			160,273,326

VARIABLE RATE SECURITIES - 16.4%
3,000,000	i	Federal Farm Credit Bank (FFCB)	0.240	02/01/13	2,999,949
5,000,000	i	FFCB	0.241	03/15/13	4,999,700
5,000,000	i	FFCB	0.266	03/28/13	5,000,000
4,050,000	i	FFCB	0.222	06/12/13	4,050,131
4,000,000	i	FFCB	0.578	08/19/13	3,998,733
4,800,000	i	FFCB	0.261	08/26/13	4,798,445
3,400,000	i	FFCB	0.370	08/26/13	3,399,777
5,000,000	i	FFCB	0.250	09/23/13	4,999,264
10,000,000	i	FFCB	0.390	09/23/13	9,999,707
4,950,000	i	FFCB	0.310	10/15/13	4,946,491
9,000,000	i	FFCB	0.250	02/10/14	8,997,983
5,000,000	i	FFCB	0.179	04/16/14	5,000,000
2,580,000	i	FFCB	0.420	05/19/14	2,583,100
7,900,000	i	Federal Home Loan Bank (FHLB)	0.281	03/06/13	7,900,136
9,500,000	i	FHLB	0.360	08/16/13	9,500,000
4,000,000	i	FHLB	0.220	09/06/13	4,000,684
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.165	02/04/13	4,999,813
3,100,000	i	FHLMC	0.163	05/06/13	3,099,465
2,800,000	i	FHLMC	0.164	06/03/13	2,800,121
5,000,000	i	Federal National Mortgage Association (FNMA)	0.221	03/14/13	4,999,717
5,000,000	i	FNMA	0.410	10/28/13	5,000,000
5,000,000	i	FNMA	0.191	06/20/14	4,998,753
2,500,000	i	Bank of Nova Scotia	0.630	02/15/13	2,501,120
5,000,000	i	Royal Bank of Canada	0.570	06/07/13	5,000,000
5,600,000	i	Royal Bank of Canada	0.470	07/15/13	5,600,000
5,000,000	i	Toronto-Dominion Bank	0.302	05/30/13	5,000,000

		TOTAL VARIABLE RATE SECURITIES			131,173,089

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	VALUE

	TOTAL SHORT-TERM INVESTMENTS	$799,484,312

	(Cost $799,484,312)

	TOTAL INVESTMENTS- 99.8%	799,484,312
	(Cost $799,484,312)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,808,458

	NET ASSETS - 100.0%	$801,292,770

i	Floating or variable rate security. Coupon reflects the rate at period end.
y

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2012, the aggregate value of these securities was $169,257,315 or 21.1% of net assets.

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”). The Social Choice Bond Fund commenced operations on September 21, 2012.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•          Level 1 – quoted prices in active markets for identical securities
•          Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•          Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2012, there were no material transfers between levels by the Funds.

As of December 31, 2012, 100% of the value of investments in the Bond Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund were valued based on Level 2 inputs.

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

The following is a summary of the inputs used to value the remaining Funds’ investments as of December 31, 2012:

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities
Casinos & gaming	$3,683,250	$-	$-	$3,683,250
Diversified REITs	52,305,200	-	-	52,305,200
Hotels, resorts & cruise lines	12,619,200	-	-	12,619,200
Industrial REITs	78,976,050	4,625,425	-	83,601,475
Office REITs	110,996,160	-	-	110,996,160
Real estate operating companies	20,650,273	-	-	20,650,273
Residential REITs	246,575,400	-	-	246,575,400
Retail REITs	329,144,700	-	-	329,144,700
Specialized REITs	374,663,700	-	-	374,663,700
Short-term investments	-	21,999,853	-	21,999,853

Total	$1,229,613,933	$26,625,278	$-	$1,256,239,211

Bond Index
Corporate bonds	-	933,675,186	-	933,675,186
Government bonds	-	3,042,512,143	-	3,042,512,143
Structured assets	-	86,693,412	-	86,693,412
Preferred stocks	204,000	-	-	204,000
Short-term investments	-	66,997,137	-	66,997,137

Total	$204,000	$4,129,877,878	$-	$4,130,081,878

Bond Plus
Bank loan obligations	$-	$58,969,266	$-	$58,969,266
Corporate bonds	-	537,699,713	-	537,699,713
Government bonds	-	436,063,711	-	436,063,711
Structured assets	-	139,431,683	-	139,431,683
Preferred stocks	1,450,986	-	-	1,450,986
Short-term investments	-	183,179,225	-	183,179,225
Swaps*	-	(38,578)	-	(38,578)

Total	$1,450,986	$1,355,305,020	$-	$1,356,756,006

High-Yield
Bank loan obligations	$-	$239,289,014	$-	$239,289,014
Corporate bonds	-	1,799,078,503	-	1,799,078,503
Preferred stocks	7,710,826	-	-	7,710,826
Short-term investments	-	64,899,547	-	64,899,547

Total	$7,710,826	$2,103,267,064	$-	$2,110,977,890

Social Choice Bond
Corporate bonds	-	20,766,084	-	20,766,084
Government bonds	-	24,232,499	-	24,232,499
Structured assets	-	4,762,851	-	4,762,851
Preferred stocks	257,437	-	-	257,437
Short-term investments	-	2,999,151	-	2,999,151

Total	$257,437	$52,760,585	$-	$53,018,022

* Derivative instruments are not reflected in the portfolio of investments.

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies.

At December 31, 2012, open credit default swap contracts sold by the Funds were as follows:

Fund	Reference entity	Counterparty	Maturity Date	Fixed payments received by fund per annum	Implied credit spead at 12/31/2012 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)

Bond	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	1.45%	$3,500,000	$(207,925)	$72,903
Bond Plus	Federative Republic of Brazil	UBS AG	9/20/22	1.00	1.45	1,000,000	(59,407)	20,829
Short-Term Bond	Federative Republic of Brazil	Bank of America	9/20/17	1.00	1.00	3,000,000	(37,626)	38,133

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2012	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholding expense	Shares at December 31, 2012	Value at December 31, 2012

Real Estate Securities Fund
Thomas Properties Group, Inc	$17,671,500	$-	$176,198	$(350,906)	$191,347	$-	3,817,056	$20,650,273

Note 5—investments

Repurchase agreements: Certain Funds may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Net unrealized appreciation (depreciation): At December 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)

Real Estate Securities	$1,076,107,177	$196,776,733	$(16,644,699)	$180,132,034
Bond	2,480,396,469	96,538,340	(1,326,882)	95,211,458
Bond Index	4,007,557,093	125,737,807	(3,213,022)	122,524,785
Bond Plus	1,302,116,216	56,571,505	(1,893,137)	54,678,368
High-Yield	2,014,038,921	106,596,512	(9,657,543)	96,938,969
Inflation-Linked Bond	1,626,155,799	208,415,173	(120,611)	208,294,562
Short-Term Bond	1,084,213,141	17,700,189	(791,538)	16,908,651
Social Choice Bond	52,876,380	240,199	(98,557)	141,642
Tax-Exempt Bond	340,426,906	25,835,251	(200,752)	25,634,499

Item 2. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: February 19, 2013	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: February 19, 2013	By:	/s/ Roger W. Ferguson, Jr.

Roger W. Ferguson, Jr.
Principal Executive Officer and President
(principal executive officer)

Date: February 19, 2013	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer
3(b) Section 302 certification of the principal financial officer